UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Annual Report

August 31, 2009

Columbia Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	36

Statement of Operations	38

Statement of Changes in Net Assets	39

Financial Highlights	42

Notes to Financial Statements	52

Report of Independent Registered Public Accounting Firm	60

Federal Income Tax Information	61

Fund Governance	62

Important Information About This Report	65

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

1 The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 10 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

Understanding Your Expenses – Columbia Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

  If the value of your account falls below the minimum investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,002.32	1,024.05	1.16	1.17	0.23
Trust Class Shares	1,000.00	1,000.00	1,001.81	1,023.54	1.67	1.68	0.33
Liquidity Class Shares	1,000.00	1,000.00	1,001.51	1,023.29	1.92	1.94	0.38
Adviser Class Shares	1,000.00	1,000.00	1,001.11	1,022.79	2.42	2.45	0.48
Investor Class Shares	1,000.00	1,000.00	1,000.71	1,022.48	2.72	2.75	0.54
Daily Class Shares	1,000.00	1,000.00	1,000.10	1,021.88	3.33	3.36	0.66
Class A Shares	1,000.00	1,000.00	1,000.50	1,022.23	2.97	3.01	0.59
Institutional Class Shares	1,000.00	1,000.00	1,002.12	1,023.84	1.36	1.38	0.27
Retail A Shares	1,000.00	1,000.00	1,001.81	1,023.59	1.61	1.63	0.32
G-Trust Shares	1,000.00	1,000.00	1,002.32	1,024.05	1.16	1.17	0.23

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds – 97.4%
	Par ($)	Value ($)
Alabama – 0.4%
AL Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.280% 08/01/32 (09/07/09) (a)(b)	13,635,000	13,635,000
AL Pell City Special Care Facilities
Noland Health Services, Inc.,
Series 2009 A, LOC: U.S. Bank N.A. 0.300% 12/01/39 (09/07/09) (a)(b)	5,000,000	5,000,000
AL Public School & College Authority
Series 2007,
5.000% 12/01/09	14,820,000	14,961,042
AL Vestavia Hills
Series 2007,
SPA: Bank of New York 0.420% 02/01/28 (09/07/09) (a)(b)	10,720,000	10,720,000
Alabama Total		44,316,042
Arizona – 1.0%
AZ Board of Regents
Series 2008 A,
LOC: Lloyds TSB Bank PLC 0.180% 07/01/34 (09/07/09) (a)(b)	6,500,000	6,500,000
Series 2008 B,
LOC: Lloyds TSB Bank PLC 0.190% 07/01/34 (09/07/09) (a)(b)	7,400,000	7,400,000
AZ Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.280% 07/01/32 (09/07/09) (a)(b)(c)	6,980,000	6,980,000
AZ Fort McDowell Yavapai Nation
Series 2004 A,
LIQ FAC: Citigroup Global Markets 1.240% 05/01/11 (09/07/09) (a)(b)	34,175,000	34,175,000
AZ Health Facilities Authority
Series 2007,
GTY AGMT: BNP Paribas 0.550% 02/01/42 (09/07/09) (a)(b)	12,490,000	12,490,000

	Par ($)	Value ($)
AZ Phoenix Industrial Development Authority
Series 2006,
LIQ FAC: FHLMC 0.500% 12/01/27 (09/07/09) (a)(b)	12,615,000	12,615,000
Series 2007,
GTY AGMT: Wells Fargo & Co. 0.330% 07/01/42 (09/07/09) (a)(b)	16,450,000	16,450,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001, LOC: Wells Fargo Bank N.A. 0.380% 12/01/21 (09/07/09) (a)(b)	2,100,000	2,100,000
Series 2005,
LIQ FAC: FHLMC 0.500% 04/01/30 (09/07/09) (a)(b)	8,295,000	8,295,000
AZ Yavapai County Industrial Development Authority
Flagstaff Medical Center,
Series 2009 B, LOC: Banco Bilbao Vizcaya 0.260% 12/01/39 (09/07/09) (a)(b)	4,000,000	4,000,000
Arizona Total		111,005,000
Arkansas – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc.,
Series 1985, LOC: Bank of New York 0.300% 12/01/25 (09/01/09) (a)(b)	6,300,000	6,300,000
Arkansas Total		6,300,000
California – 11.2%
CA Department of Water Resources
Power Supply Revenue:
Series 2002 C-4, LOC: JPMorgan Chase Bank, LOC: California State Teachers Retirement System 0.200% 05/01/22 (09/07/09) (a)(b)	91,280,000	91,280,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2005 F-2, LOC: JPMorgan Chase Bank, LOC: Societe General 0.120% 05/01/20 (09/01/09) (a)(b)	2,400,000	2,400,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.410% 09/01/36 (09/07/09) (a)(b)	14,200,000	14,200,000
CA Foothill-De Anza Community College District
Series 2007,
GTY AGMT: Wells Fargo & Co. 0.330% 08/01/31 (09/07/09) (a)(b)	20,875,000	20,875,000
CA Health Facilities Financing Authority
Kaiser Permanente,
Series 2006 C, 0.210% 06/01/41 (09/07/09) (b)(d)	93,300,000	93,300,000
CA Infrastructure & Economic Development Bank
Buck Institute for Age Research,
Series 2001, LOC: Bank of New York, LOC: California State Teachers Retirement System 0.210% 11/15/37 (09/07/09) (a)(b)	37,600,000	37,600,000
California Academy of Sciences,
Series 2008 C, LOC: Bank of Nova Scotia 0.100% 09/01/38 (09/01/09) (a)(b)	815,000	815,000
CA Irvine Ranch Water District
Series 1995,
LOC: State Street Bank & Trust Co. 0.110% 01/01/21 (09/01/09) (a)(b)	4,100,000	4,100,000
CA Los Angeles Department of Water & Power
Series 2001 B-6,
0.100% 07/01/34 (09/01/09) (b)(d)	17,700,000	17,700,000
Series 2002 A-4,
SPA: Lloyds TSB Bank PLC 0.160% 07/01/35 (09/07/09) (a)(b)	15,400,000	15,400,000

	Par ($)	Value ($)
CA Los Angeles Regional Airports Improvement Corp.
LAX Two Corp,
Series 1985 LAX-2, LOC: Societe Generale 0.170% 12/01/25 (09/01/09) (a)(b)	27,900,000	27,900,000
CA Los Angeles
Series 2008 C,
LOC: Bank of Nova Scotia 0.150% 06/01/28 (09/07/09) (a)(b)	13,010,000	13,010,000
CA M-S-R Public Power Agency
Series 2008 M,
LOC: Dexia Credit Local 0.120% 07/01/22 (09/01/09) (a)(b)	19,200,000	19,200,000
CA Menlo Park Community Development Agency
Series 2006,
LOC: State Street Bank & Trust Co. 0.140% 01/01/31 (09/01/09) (a)(b)	23,500,000	23,500,000
CA Oakland-Alameda County Coliseum Authority
Series 2000 C-2,
LOC: Bank of New York, LOC: California State Teachers Retirement System 0.150% 02/01/25 (09/07/09) (a)(b)	21,900,000	21,900,000
CA Pollution Control Financing Authority
Series 1996,
LOC: JPMorgan Chase Bank 0.150% 11/01/26 (09/01/09) (a)(b)	43,000,000	43,000,000
CA Statewide Communities Development Authority
0.300% 10/15/09	25,000,000	25,000,000
0.350% 12/08/09	10,000,000	10,000,000
John Muir Health:
Series 2008 A, LOC: UBS AG 0.100% 08/15/36 (09/01/09) (a)(b)	40,900,000	40,900,000
Series 2008 B, LOC: UBS AG 0.100% 08/15/36 (09/03/09) (a)(b)	4,530,000	4,530,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Kaiser Foundation Hospitals:
Series 2008 A, 0.150% 04/01/32 (09/07/09) (b)(d)	26,500,000	26,500,000
Series 2008 C, 3.000% 04/01/34 (04/01/10) (b)(d)	16,000,000	16,235,562
Series 2009 C1, 0.150% 04/01/46 (09/07/09) (b)(d)	40,000,000	40,000,000
Series 2009 C3, 0.150% 04/01/45 (09/02/09) (b)(d)	25,000,000	25,000,000
Series 2009, 3.000% 04/01/43 (10/01/09) (b)(d)	13,000,000	13,195,840
Kaiser Permanente,
Series 2004 M, 0.210% 04/01/38 (09/07/09) (b)(d)	50,335,000	50,335,000
Museum Associates:
Series 2008 A, LOC: Wells Fargo Bank N.A. 0.210% 12/01/37 (09/07/09) (a)(b)	20,000,000	20,000,000
Series 2008 B, LOC: Wells Fargo Bank N.A. 0.210% 12/01/37 (09/07/09) (a)(b)	17,000,000	17,000,000
Rady Children's Hospital,
Series 2008 D, LOC: Wachovia Bank N.A. 0.110% 08/15/41 (09/01/09) (a)(b)	48,080,000	48,080,000
Series 2008 14-G,
GTY AGMT: Goldman Sachs 0.310% 05/15/25 (09/07/09) (a)(b)	113,600,000	113,600,000
CA State
Series 2004 A-1,
LOC: Citibank N.A., LOC: California State Teachers Retirement System 0.130% 05/01/34 (09/01/09) (a)(b)	77,375,000	77,375,000
Series 2004 A-2,
LOC: Citibank N.A., LOC: California State Teachers Retirement System 0.120% 05/01/34 (09/01/09) (a)(b)	42,800,000	42,800,000

	Par ($)	Value ($)
Series 2004 B-1,
LOC: Citibank N.A. LOC: State Street Bank & Trust Co. 0.120% 05/01/34 (09/01/09) (a)(b)	5,000,000	5,000,000
Series 2004 B-2,
LOC: Citibank N.A., LOC: State Street Bank & Trust Co. 0.120% 05/01/34 (09/01/09) (a)(b)	38,100,000	38,100,000
Series 2005 A,
LOC: Calyon Bank 0.200% 05/01/40 (09/07/09) (a)(b)	106,975,000	106,975,000
Series 2007 A,
GTY AGMT: Societe Generale 0.310% 06/01/32 (09/07/09) (a)(b)	13,350,000	13,350,000
CA Whittier
Series 2009,
LOC: U.S. Bank N.A.: 0.160% 06/01/36 (09/07/09) (a)(b)	15,600,000	15,600,000
0.190% 06/01/36 (09/07/09) (a)(b)	10,500,000	10,500,000
California Total		1,206,256,402
Colorado – 2.3%
CO Castle Pines North Financial Corp.
Series 2009,
LOC: Wells Fargo Bank N.A. 0.350% 12/01/34 (09/07/09) (a)(b)	4,000,000	4,000,000
CO Colorado Springs
Fine Arts Center,
Series 2006, LOC: Wells Fargo Bank N.A. 0.280% 07/01/21 (09/07/09) (a)(b)	7,500,000	7,500,000
CO Denver Urban Renewal Authority
Series 2008 A-1,
LOC: U.S. Bank N.A. 0.300% 12/01/25 (09/07/09) (a)(b)	11,000,000	11,000,000
Series 2008 A-2,
LOC: U.S. Bank N.A. 0.300% 12/01/25 (09/07/09) (a)(b)	15,000,000	15,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Educational & Cultural Facilities Authority
Council for Jewish Elderly,
Series 2009, LOC: U.S. Bank N.A. 0.180% 03/01/39 (09/01/09) (a)(b)	5,050,000	5,050,000
Milwaukee Jewish Federation Inc.,
Series 2007 C-5, LOC: U.S. Bank N.A. 0.180% 11/01/37 (09/01/09) (a)(b)	2,000,000	2,000,000
Oaks Christian School,
Series 2006, LOC: U.S. Bank N.A. 0.300% 05/01/33 (09/01/09) (a)(b)	10,600,000	10,600,000
Valor Christian Schools,
Series 2007, LOC: Sovereign Bank FSB, LOC: Banco Santander 0.280% 11/01/38 (09/07/09) (a)(b)	10,000,000	10,000,000
CO General Fund Revenue
Series 2009 A,
2.000% 06/25/10	60,000,000	60,753,070
CO Harvest Junction Metropolitan District
Series 2006,
LOC: U.S. Bank N.A. 0.350% 12/01/36 (09/07/09) (a)(b)	4,000,000	4,000,000
CO Health Facilities Authority
Community Hospital Association,
Series 2003 B, LOC: JPMorgan Chase Bank 0.330% 12/01/33 (09/07/09) (a)(b)	29,890,000	29,890,000
Crossroads at Delta ALF,
Series 2004 A, LOC: U.S. Bank N.A. 0.370% 11/01/28 (09/07/09) (a)(b)	3,800,000	3,800,000
Evangelical Lutheran Society,
Series 2008, LOC: U.S. Bank N.A. 0.320% 06/01/15 (09/07/09) (a)(b)	3,715,000	3,715,000
Jeffco American Baptist Residence,
Series 2006 A, LOC: U.S. Bank N.A. 0.280% 07/01/32 (09/07/09) (a)(b)	7,940,000	7,940,000

	Par ($)	Value ($)
CO Housing & Finance Authority
Series 2002 1-A3,
SPA: FHLB 0.300% 11/01/21 (09/07/09) (a)(b)	15,290,000	15,290,000
Series 2002 C4,
SPA: FHLB 0.300% 10/01/32 (09/07/09) (a)(b)	12,135,000	12,135,000
CO Kipling Ridge Metropolitan District
Series 2005,
LOC: U.S. Bank N.A. 0.350% 12/01/23 (09/07/09) (a)(b)	12,315,000	12,315,000
CO Lafayette Exemplatory Improvement District
Series 2002,
LOC: Wells Fargo Bank N.A. 0.350% 12/01/22 (09/07/09) (a)(b)	1,030,000	1,030,000
CO Pitkin County Industrial Development Revenue
Aspen Skiing Co.,
Series 1994 A, LOC: JPMorgan Chase Bank 0.180% 04/01/16 (09/01/09) (a)(b)	3,300,000	3,300,000
CO School of Mines
Series 2008,
LOC: Dexia Credit Local 0.180% 12/01/37 (09/01/09) (a)(b)	13,350,000	13,350,000
CO Westminster Multi-Family Revenue
Series 2005,
LIQ FAC: FHLMC 0.700% 06/01/12 (09/07/09) (a)(b)	13,970,000	13,970,000
Colorado Total		246,638,070
Connecticut – 0.0%
CT Health & Educational Facilities Authority
Wesleyan University,
Series 2005 F, SPA: JPMorgan Chase Bank 0.300% 07/01/40 (09/07/09) (a)(b)	1,300,000	1,300,000
Connecticut Total		1,300,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Delaware – 1.1%
DE BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust: 0.290% 06/01/24 (09/07/09) (a)(b)	10,965,000	10,965,000
0.290% 12/18/27 (09/07/09) (a)(b)	65,250,000	65,250,000
DE Economic Development Authority Revenue
PUMH of Maryland, Inc.,
Series 2007 B, LOC: PNC Bank N.A. 0.150% 05/15/37 (09/01/09) (a)(b)	15,415,000	15,415,000
DE New Castle County Student Housing Revenue
Series 2005,
LOC: Bank of New York 0.270% 08/01/31 (09/07/09) (a)(b)	11,890,000	11,890,000
DE Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 0.500% 12/01/30 (09/07/09) (a)(b)	11,220,000	11,220,000
Delaware Total		114,740,000
District of Columbia – 1.2%
DC
0.350% 09/08/09	11,900,000	11,900,000
Series 2001 C,
LOC: JPMorgan Chase Bank 0.220% 06/01/26 (09/07/09) (a)(b)	4,465,000	4,465,000
Series 2008 C,
LOC: Dexia Credit Local 0.550% 06/01/27 (09/07/09) (a)(b)	60,000,000	60,000,000
Series 2008,
2.500% 09/30/09	34,500,000	34,538,297
Washington Drama Society,
Series 2008, LOC: JPMorgan Chase Bank 0.200% 07/01/47 (09/07/09) (a)(b)	13,900,000	13,900,000

	Par ($)	Value ($)
DC University
Georgetown University,
Series 2007 C1, LOC: JPMorgan Chase Bank 0.250% 04/01/41 (09/07/09) (a)(b)	9,575,000	9,575,000
District of Columbia Total		134,378,297
Florida – 7.3%
FL BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust: 0.240% 02/15/21 (09/07/09) (a)(b)	21,500,000	21,500,000
0.240% 08/01/26 (09/07/09) (a)(b)	11,225,000	11,225,000
Series 2008:
LIQ FAC: Branch Banking & Trust 0.240% 06/01/14 (09/07/09) (a)(b)	10,355,000	10,355,000
LOC: Branch Banking & Trust: 0.290% 03/01/23 (09/07/09) (a)(b)	12,800,000	12,800,000
0.290% 04/01/24 (09/07/09) (a)(b)	11,995,000	11,995,000
0.290% 07/18/24 (09/07/09) (a)(b)	18,995,000	18,995,000
0.290% 11/01/24 (09/07/09) (a)(b)	10,105,000	10,105,000
FL Board of Education Lottery
Series 2008 B,
3.500% 07/01/10	6,295,000	6,429,811
FL Citizens Property Insurance Corp.
Series 2008 A,
LOC: Societe Generale 0.340% 03/01/13 (09/07/09) (a)(b)	6,260,000	6,260,000
FL Dade County Industrial Development Authority
Florida Power & Light Co.,
Series 1993, 0.120% 06/01/21 (09/01/09) (b)(d)	16,800,000	16,800,000
FL Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.360% 11/01/27 (09/07/09) (a)(b)	11,440,000	11,440,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008,
GTY AGMT: Deutsche Bank AG 0.340% 10/01/24 (09/07/09) (a)(b)	1,070,000	1,070,000
FL Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A.: 0.260% 05/01/31 (09/07/09) (a)(b)	3,920,000	3,920,000
0.280% 07/01/35 (09/07/09) (a)(b)	18,495,000	18,495,000
Series 2007,
LIQ FAC: U.S. Bank N.A. 0.260% 05/01/32 (09/07/09) (a)(b)	4,660,000	4,660,000
FL Gulfstream Park Community Development District
Series 2008,
GTY AGMT: Goldman Sachs 0.340% 05/01/39 (09/07/09) (a)(b)	60,280,000	60,280,000
FL Housing Finance Corp.
Series 2006,
LIQ FAC: FHLMC 0.500% 10/01/32 (09/07/09) (a)(b)	16,865,000	16,865,000
Series 2007,
GTY AGMT: Goldman Sachs 0.340% 06/15/47 (09/07/09) (a)(b)	41,495,000	41,495,000
FL Jacksonville Health Facilities Authority
Southern Baptist Hospital:
Series 2007 D, LOC: Wachovia Bank N.A. 0.200% 08/15/27 (09/01/09) (a)(b)	11,010,000	11,010,000
Series 2008 B, LOC: Branch Banking & Trust 0.280% 08/15/23 (09/07/09) (a)(b)	5,530,000	5,530,000
FL Jacksonville Industrial Development Revenue
Series 1993,
LOC: Northern Trust Co. 0.320% 07/01/13 (09/07/09) (a)(b)	3,150,000	3,150,000
FL JEA Electric Systems Revenue
Series 2008 3B-1,
LOC: Wachovia Bank NA 0.300% 10/01/40 (09/07/09) (a)(b)	12,000,000	12,000,000

	Par ($)	Value ($)
Series 2008 3B-4,
LOC: Wachovia Bank N.A. 0.300% 10/01/36 (09/07/09) (a)(b)	22,695,000	22,695,000
FL JEA Energy Systems Revenue
Series 2004 A,
LOC: State Street Bank & Trust Co. 0.170% 10/01/34 (09/07/09) (a)(b)	5,000,000	5,000,000
FL JEA Water & Sewer System Revenue
Series 2008 B-1,
SPA: State Street Bank & Trust Co. 0.200% 10/01/36 (09/07/09) (a)(b)	9,675,000	9,675,000
FL Keys Aqueduct Authority
Series 2008,
LOC: TD Banknorth N.A. 0.200% 09/01/35 (09/07/09) (a)(b)	10,500,000	10,500,000
FL Lee Memorial Health System
Series 2009 C,
LOC: Northern Trust Co. 0.190% 04/01/33 (09/07/09) (a)(b)	3,000,000	3,000,000
FL Leesburg
Regional Medical Center,
Series 2008 B, LOC: Bank of Nova Scotia 0.300% 07/01/36 (09/07/09) (a)(b)	8,000,000	8,000,000
FL Martin County Pollution Control
Florida Power & Light Co.,
Series 2000, 0.190% 07/15/22 (09/01/09) (b)(d)	24,500,000	24,500,000
FL Miami Health Facilities Authority
Catholic Health East,
Series 2008, LOC: PNC Bank N.A. 0.240% 11/15/25 (09/07/09) (a)(b)	19,325,000	19,325,000
FL Miami-Dade County Aviation
Series 2009,
0.950% 09/08/09	13,506,000	13,506,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Miami-Dade County Educational Facilities Authority
Series 2007,
GTY AGMT: Wells Fargo & Co. 0.330% 04/01/28 (09/07/09) (a)(b)	15,190,000	15,190,000
Series 2008,
GTY AGMT: Wells Fargo & Co. 0.330% 04/01/38 (09/07/09) (a)(b)	7,410,000	7,410,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community,
Series 2002, LOC: Northern Trust Co. 0.320% 04/01/32 (09/07/09) (a)(b)	5,695,000	5,695,000
FL Orange County Health Facilities Authority
Orlando Regional Healthcare,
Series 2008 E, LOC: Branch Banking & Trust 0.340% 10/01/26 (09/07/09) (a)(b)	4,500,000	4,500,000
Presbyterian Retirement Communities,
Series 2006 A, LOC: Branch Banking & Trust 0.280% 11/01/28 (09/07/09) (a)(b)	11,400,000	11,400,000
FL Palm Beach County
Zoological Society, Inc.,
Series 2001, LOC: Northern Trust Co. 0.320% 05/01/31 (09/07/09) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facility Authority
Series 2009 A-2,
LOC: Northern Trust Co. 0.270% 11/01/38 (09/07/09) (a)(b)	9,025,000	9,025,000
Series 2009 A-3,
LOC: Wachovia Bank N.A. 0.280% 11/01/38 (09/07/09) (a)(b)	7,100,000	7,100,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 0.650% 11/01/25 (09/07/09) (a)(b)	17,995,000	17,995,000

	Par ($)	Value ($)
FL Sarasota County Public Hospital District
Sarasota Memorial Hospital,
Series 2008 A, LOC: Northern Trust Co. 0.150% 07/01/37 (09/01/09) (a)(b)	16,825,000	16,825,000
FL State
Series 2003 A,
5.000% 07/01/10	4,000,000	4,149,095
FL Sunshine Governmental Financing Commission
0.350% 09/09/09	40,000,000	40,000,000
0.350% 10/07/09	25,000,000	25,000,000
0.430% 09/08/09	16,927,000	16,927,000
0.750% 09/10/09	30,000,000	30,000,000
0.950% 09/03/09	77,130,000	77,130,000
Series 1986,
LOC: Dexia Credit Local: 0.450% 07/01/16 (09/07/09) (a)(b)	9,500,000	9,500,000
0.500% 07/01/16 (09/07/09) (a)(b)	40,000,000	40,000,000
FL Tampa Bay Water Utility System Revenue
Series 2006,
GTY AGMT: Dexia Credit Local 1.350% 10/01/23 (09/07/09) (a)(b)	7,535,000	7,535,000
Florida Total		784,561,906
Georgia – 4.6%
GA Atlanta Development Authority
Georgia Aquarium, Inc.,
Series 2009, LOC: Federal Home Loan Bank 0.270% 10/01/33 (09/07/09) (a)(b)	10,000,000	10,000,000
GA Atlanta Metropolitan Rapid Transit Authority
0.650% 09/03/09	33,200,000	33,200,000
GA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.240% 03/15/22 (09/07/09) (a)(b)	10,350,000	10,350,000
Series 2008,
LOC: Branch Banking & Trust 0.290% 09/01/23 (09/07/09) (a)(b)	19,220,000	19,220,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Burke County Development Authority
Georgia Power Co.,
Series 2009, 0.140% 07/01/49 (09/02/09) (b)(d)	23,275,000	23,275,000
GA Clarke County School District
Series 2007,
4.000% 09/01/09	6,490,000	6,490,000
GA Cobb County Development Authority
North Cobb Christian School,
Series 1998 A, LOC: Branch Banking & Trust 0.330% 03/01/22 (09/07/09) (a)(b)	7,425,000	7,425,000
Presbyterian Village Austell,
Series 2004 B, LOC: Branch Banking & Trust 0.340% 07/01/34 (09/07/09) (a)(b)	7,985,000	7,985,000
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
Series 2007,
LOC: Wachovia Bank 0.280% 06/01/32 (09/07/09) (a)(b)	11,390,000	11,390,000
GA Douglas County Development Authority
Colonial Hills School Property,
Series 2004, LOC: Branch Banking & Trust 0.330% 06/01/24 (09/07/09) (a)(b)	2,565,000	2,565,000
GA Fulton County Development Authority
Mt. Vernon Presbyterian School,
Series 2005, LOC: Branch Banking & Trust 0.330% 08/01/35 (09/07/09) (a)(b)	5,000,000	5,000,000
Weber School,
Series 2006, LOC: Branch Banking & Trust 0.330% 12/01/30 (09/07/09) (a)(b)	4,550,000	4,550,000
GA Municipal Electric Authority
Series 2008 A,
LOC: Societe Generale 0.340% 01/01/20 (09/07/09) (a)(b)	14,605,000	14,605,000

	Par ($)	Value ($)
Series 2008 B,
LOC: Dexia Credit Local 0.400% 01/01/48 (09/07/09) (a)(b)	42,965,000	42,965,000
Series 2009 A,
2.000% 06/21/10	6,000,000	6,072,760
GA Municipal Gas Authority
Series 2008 E,
3.000% 12/16/09	37,500,000	37,606,726
Series 2008,
2.500% 12/16/09	100,000,000	100,329,326
GA Private Colleges & Universities Authority
Emory University,
Series 2005 B-1, 0.100% 09/01/35 (09/07/09) (b)(d)	65,475,000	65,475,000
Mercer University:
Series 2003, LOC: Branch Banking & Trust 0.320% 10/01/32 (09/07/09) (a)(b)	6,740,000	6,740,000
Series 2006 C, LOC: Branch Banking & Trust 0.320% 10/01/31 (09/07/09) (a)(b)	8,700,000	8,700,000
Series 2000,
LIQ FAC: Societe Generale 0.400% 11/01/30 (09/07/09) (a)(b)(c)	34,435,000	34,435,000
Series 2005,
0.160% 09/01/36 (09/07/09) (b)(d)	17,000,000	17,000,000
GA State
Series 2006,
LIQ FAC: Wells Fargo Bank N.A. 0.290% 10/01/26 (09/07/09) (a)(b)	5,995,000	5,995,000
GA Thomasville Hospital Authority
Series 2009,
LOC: Branch Banking & Trust 0.330% 11/01/23 (09/07/09) (a)(b)	8,000,000	8,000,000
GA Valdosta & Lowndes County
Series 1998,
LOC: Branch Banking & Trust 0.330% 10/01/23 (09/07/09) (a)(b)	3,000,000	3,000,000
Georgia Total		492,373,812

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Hawaii – 0.1%
HI Department of Budget & Finance
Hawaii Pacific Health,
Series 2009 A, LOC: Union Bank N.A. 0.240% 07/01/35 (09/07/09) (a)(b)	11,100,000	11,100,000
Hawaii Total		11,100,000
Idaho – 0.6%
ID Housing & Finance Association
Series 2008 C,
SPA: BNP Paribas 0.300% 01/01/40 (09/07/09) (a)(b)	13,500,000	13,500,000
ID State
Series 2009,
2.500% 06/30/10	50,000,000	50,864,931
Idaho Total		64,364,931
Illinois – 5.7%
IL BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.240% 11/01/26 (09/07/09) (a)(b)	16,910,000	16,910,000
IL Bolingbrook
Series 2004 A,
LOC: Harris Trust & Savings Bank 0.470% 12/01/29 (09/07/09) (a)(b)	22,475,000	22,475,000
IL Channahon
Morris Hospital,
Series 2009 A, LOC: U.S. Bank N.A. 0.310% 12/01/34 (09/07/09) (a)(b)	4,000,000	4,000,000
IL Chicago Board of Education
Series 2006,
GTY AGMT: Dexia Credit Local 1.340% 12/01/31 (09/07/09) (a)(b)	10,280,000	10,280,000
Series 2008 A,
LOC: Societe Generale 0.340% 12/01/23 (09/07/09) (a)(b)	4,000,000	4,000,000

	Par ($)	Value ($)
Series 2009 A2,
LOC: Northern Trust Co. 0.310% 03/01/26 (09/07/09) (a)(b)	5,900,000	5,900,000
Series 2009 B,
LOC: U.S. Bank N.A. 0.120% 03/01/31 (09/01/09) (a)(b)	11,650,000	11,650,000
IL Chicago O'Hare International Airport Revenue
Series 2006,
GTY AGMT: Dexia Credit Local 1.350% 01/01/17 (09/07/09) (a)(b)	9,455,000	9,455,000
IL Chicago Tax Increment
Series 1997 A,
LOC: Northern Trust Co. 0.370% 12/01/11 (09/07/09) (a)(b)	520,000	520,000
Series 1997 B,
LOC: Northern Trust Co. 0.370% 12/01/14 (09/07/09) (a)(b)	345,000	345,000
IL Chicago Water Revenue
Series 2004-1,
LOC: CA Public Employees Retirement 0.290% 11/01/31 (09/07/09) (a)(b)	20,000,000	20,000,000
Series 2004-3,
LOC: State Street Bank & Trust Co. 0.290% 11/01/31 (09/07/09) (a)(b)	3,225,000	3,225,000
IL Chicago
Series 2007,
SPA: Banco Bilbao Vizcaya: 0.120% 01/01/42 (09/01/09) (a)(b)	7,925,000	7,925,000
0.130% 01/01/42 (09/01/09) (a)(b)	20,000,000	20,000,000
Series 2008 A:
LIQ FAC: Societe Generale 0.340% 01/01/30 (09/07/09) (a)(b)(c)	7,305,000	7,305,000
LOC: Societe Generale 0.340% 01/01/30 (09/07/09) (a)(b)	3,270,000	3,270,000
Series 2008 C1,
LOC: Harris N.A. 0.180% 01/01/39 (09/01/09) (a)(b)	12,000,000	12,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 C3,
LOC: Northern Trust Co. 0.180% 01/01/39 (09/01/09) (a)(b)	10,700,000	10,700,000
IL DeKalb Tax Increment Revenue
Series 2003,
LOC: Northern Trust Co. 0.320% 01/01/13 (09/07/09) (a)(b)	2,145,000	2,145,000
IL Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG: 0.340% 06/15/29 (09/07/09) (a)(b)	9,300,000	9,300,000
0.340% 01/01/30 (09/07/09) (a)(b)	7,045,000	7,045,000
0.340% 12/01/31 (09/07/09) (a)(b)	7,190,000	7,190,000
0.350% 01/01/23 (09/07/09) (a)(b)	10,080,000	10,080,000
0.350% 01/01/26 (09/07/09) (a)(b)	6,785,000	6,785,000
0.350% 01/15/26 (09/07/09) (a)(b)	22,605,000	22,605,000
0.360% 12/01/25 (09/07/09) (a)(b)	4,685,000	4,685,000
Series 2008:
GTY AGMT: Deutsche Bank AG 0.340% 01/01/37 (09/07/09) (a)(b)	13,200,000	13,200,000
LIQ FAC: Deutsche Bank AG 0.340% 07/01/46 (09/07/09) (a)(b)	15,565,000	15,565,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001, LOC: Bank One N.A. 0.320% 04/01/21 (09/07/09) (a)(b)	4,100,000	4,100,000
American College of Surgeons,
Series 1996, LOC: Northern Trust Co. 0.320% 08/01/26 (09/07/09) (a)(b)	12,907,000	12,907,000
IL Du Page County
Benedictine University,
Series 1999, LOC: U.S. Bank N.A. 0.280% 07/01/24 (09/07/09) (a)(b)	14,530,000	14,530,000

	Par ($)	Value ($)
IL Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.280% 01/01/30 (09/07/09) (a)(b)	11,345,000	11,345,000
IL Educational Facilities Authority
University of Chicago,
Series 2001 B-2, 0.520% 07/01/36 (08/26/10) (b)(d)	15,000,000	15,000,000
IL Finance Authority
Alexian Brothers Health System,
Series 2004, LOC: Bank One N.A. 0.230% 04/01/35 (09/07/09) (a)(b)	38,600,000	38,600,000
Bradley University,
Series 2008 B, LOC: Northern Trust Co. 0.290% 04/01/38 (09/07/09) (a)(b)	4,290,000	4,290,000
Children's Memorial Hospital,
Series 2008 D, LOC: JPMorgan Chase Bank 0.230% 08/15/25 (09/07/09) (a)(b)	17,000,000	17,000,000
Edward Hospital.
Series 2008 B-2, LOC: JPMorgan Chase Bank 0.320% 02/01/40 (09/07/09) (a)(b)	19,680,000	19,680,000
North Shore Senior Center,
Series 1999, LOC: JPMorgan Chase Bank 0.410% 08/01/29 (09/07/09) (a)(b)	7,000,000	7,000,000
Northwest Community Hospital,
Series 2008 C, LOC: Wells Fargo Bank N.A. 0.250% 07/01/32 (09/07/09) (a)(b)	5,500,000	5,500,000
OSF Healthcare System,
Series 2009, LOC: National City Bank 0.270% 11/15/37 (09/07/09) (a)(b)	7,100,000	7,100,000
Riverside Health System,
Series 2004, LOC: JPMorgan Chase Bank 0.320% 11/15/29 (09/07/09) (a)(b)	4,300,000	4,300,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
University of Chicago Medical Center:
Series 2009 B-2, LOC: Bank of Montreal 0.310% 08/15/26 (09/07/09) (a)(b)	9,885,000	9,885,000
Series 2009, LOC: Wells Fargo Bank N.A.: 0.270% 08/15/26 (09/07/09) (a)(b)	3,165,000	3,165,000
0.280% 08/15/26 (09/07/09) (a)(b)	4,135,000	4,135,000
IL Housing Development Authority Multifamily
Series 2008,
LIQ FAC: FHLMC 0.470% 08/01/38 (09/07/09) (a)(b)	8,300,000	8,300,000
Steadfast Foxview LP,
Series 2008, LIQ FAC: FHLMC 0.290% 01/01/41 (09/07/09) (a)(b)	15,125,000	15,125,000
IL Metropolitan Pier & Exposition Authority
Series 2006,
GTY AGMT: Dexia Credit Local 1.350% 06/15/29 (09/07/09) (a)(b)	32,395,000	32,395,000
IL RBC Municipal Products, Inc., Trust
Series 2008 E10,
LOC: Royal Bank of Canada 0.390% 03/01/11 (09/07/09) (a)(b)(c)	10,000,000	10,000,000
IL Regional Transportation Authority
Series 2004,
GTY AGMT: Dexia Credit Local 1.340% 07/01/29 (09/07/09) (a)(b)	46,775,000	46,775,000
Series 2008 A,
LOC: Societe Generale 0.340% 06/01/19 (09/07/09) (a)(b)	4,000,000	4,000,000
IL Springfield Electric Revenue
Series 2008,
LIQ FAC: PB Capital Corp. 0.370% 03/01/15 (09/07/09) (a)(b)	10,110,000	10,110,000

	Par ($)	Value ($)
IL State
Series 2009,
GTY AGMT: Citibank N.A. 0.590% 02/01/11 (09/07/09) (a)(b)(c)	15,095,000	15,095,000
IL Village of Brookfield
Series 2008 PJ,
LOC: Northern Trust Co. 0.320% 06/01/38 (09/07/09) (a)(b)	23,850,000	23,850,000
Illinois Total		612,747,000
Indiana – 3.3%
IN Bond Bank
Series 2009 A,
SPA: JPMorgan Chase & Co. 2.000% 01/06/10	16,500,000	16,582,423
Series 2009,
2.000% 01/05/10	50,000,000	50,153,528
IN Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG: 0.340% 07/15/18 (09/07/09) (a)(b)	1,475,000	1,475,000
0.340% 01/15/20 (09/07/09) (a)(b)	4,115,000	4,115,000
0.360% 07/15/27 (09/07/09) (a)(b)	5,250,000	5,250,000
IN Development Finance Authority
Rehabilitation Center, Inc.,
Series 2002, LOC: Wells Fargo Bank N.A. 0.380% 07/01/17 (09/07/09) (a)(b)	1,455,000	1,455,000
Series 2005,
LOC: National City Bank of Indiana 0.340% 01/01/27 (09/07/09) (a)(b)	6,020,000	6,020,000
IN Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.290% 01/01/15 (09/07/09) (a)(b)	9,505,000	9,505,000
IN Elkhart County Hospital Authority
Elkhart General Hospital, Inc.,
Series 2008, LOC: JPMorgan Chase Bank 0.280% 05/01/33 (09/07/09) (a)(b)	13,400,000	13,400,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Finance Authority
Northside Christian Church,
Series 2007, LOC: National City Bank 0.290% 12/01/32 (09/07/09) (a)(b)	9,455,000	9,455,000
Retirement Living, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.350% 03/01/39 (09/07/09) (a)(b)	12,000,000	12,000,000
Series 2005,
LOC: National City Bank 0.340% 11/01/27 (09/07/09) (a)(b)	5,155,000	5,155,000
Series 2008 B,
LOC: JPMorgan Chase Bank 0.240% 11/01/41 (09/07/09) (a)(b)	10,900,000	10,900,000
Sisters of St. Frances Health:
Series 2008 F, LOC: Bank of New York 0.230% 09/01/48 (09/07/09) (a)(b)	5,000,000	5,000,000
Series 2008 G, LOC: Bank of New York 0.230% 09/01/48 (09/07/09) (a)(b)	5,250,000	5,250,000
Series 2008 H, LOC: JPMorgan Chase Bank 0.250% 09/01/48 (09/07/09) (a)(b)	7,000,000	7,000,000
Series 2008 I, LOC: Wells Fargo Bank N.A. 0.200% 11/01/37 (09/07/09) (a)(b)	10,800,000	10,800,000
Series 2008 J, LOC: Wells Fargo Bank N.A. 0.230% 11/01/37 (09/07/09) (a)(b)	6,000,000	6,000,000
St. Agnes Medical Center:
Series 2008 D1, 0.180% 12/01/34 (09/07/09) (b)(d)	21,000,000	21,000,000
Series 2008 D2, 0.180% 12/01/34 (09/07/09) (b)(d)	21,250,000	21,250,000

	Par ($)	Value ($)
IN Health & Educational Facility Financing Authority
Community Hospital of Lagrange,
Series 2007, LOC: National City Bank 0.290% 11/01/32 (09/07/09) (a)(b)	24,360,000	24,360,000
Rehabilitation Hospital of Indiana,
Series 1990, LOC: National City Bank 0.290% 11/01/20 (09/07/09) (a)(b)	14,250,000	14,250,000
Riverview Hospital,
Series 2004, LOC: National City Bank 0.290% 08/01/32 (09/07/09) (a)(b)	18,400,000	18,400,000
IN Health Facility Financing Authority
Community Hospital of Indiana,
Series 2005 B, LOC: National City Bank 0.290% 05/01/35 (09/07/09) (a)(b)	17,900,000	17,900,000
Daughters of Charity Health,
Series 1999 D, Pre-refunded 11/15/09 5.500% 11/15/19 (11/15/09) (b)	3,000,000	3,057,130
Southern Indiana Rehab Hospital,
Series 2001, LOC: Bank One Kentucky N.A. 0.820% 04/01/20 (09/07/09) (a)(b)	2,100,000	2,100,000
IN Henry County Economic Development Revenue
Henry County YMCA, Inc.,
Series 2004, LOC: U.S. Bank N.A. 0.370% 02/15/24 (09/07/09) (a)(b)	1,160,000	1,160,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2009 B,
0.780% 01/15/10	24,650,000	24,650,000
IN Lawrenceburg Pollution Control Revenue
Michigan Power Co.,
Series 2008 I, LOC: JPMorgan Chase Bank 0.250% 10/01/19 (09/07/09) (a)(b)	12,000,000	12,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Mount Vernon
Pollution Control & Solid Waste Disposal Revenue, General Electric Co.,
Series 2004, 0.110% 12/01/14 (09/01/09) (b)(d)	10,000,000	10,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Wells Fargo & Co. 0.380% 06/01/29 (09/07/09) (a)(b)	6,405,000	6,405,000
Indiana Total		356,048,081
Iowa – 0.5%
IA Des Moines Methodist System, Inc.
Iowa Methodist Medical Center,
Series 1985, LOC: Wachovia Bank N.A. 0.320% 08/01/15 (09/07/09) (a)(b)	23,000,000	23,000,000
IA Evansdale
Series 2005,
LOC: Wells Fargo Bank N.A. 0.410% 09/01/30 (09/07/09) (a)(b)	4,725,000	4,725,000
IA Finance Authority
Series 2009 A,
2.500% 06/23/10	20,000,000	20,313,366
Series 2009 B,
LOC: U.S. Bank N.A. 2.500% 06/23/10	5,000,000	5,081,227
IA Higher Education Loan Authority
American Institute of Business,
Series 1998, LOC: Wells Fargo Bank N.A. 0.380% 11/01/13 (09/07/09) (a)(b)	695,000	695,000
Iowa Total		53,814,593
Kansas – 0.2%
KS Department of Transportation,
Series 2004 C2,
SPA: JPMorgan Chase Bank 0.220% 09/01/22 (09/07/09) (a)(b)	17,500,000	17,500,000

	Par ($)	Value ($)
KS University of Kansas Hospital Authority
Jayhawk Primary Care, Inc.,
Series 2004, LOC: U.S. Bank N.A. 0.180% 09/01/34 (09/01/09) (a)(b)	4,520,000	4,520,000
Kansas Total		22,020,000
Kentucky – 1.4%
KY Area Development Districts
Series 2000,
LOC: Wachovia Bank N.A. 0.280% 06/01/33 (09/07/09) (a)(b)	10,310,000	10,310,000
KY BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.240% 11/01/25 (09/07/09) (a)(b)	9,995,000	9,995,000
KY Economic Development Finance Authority
Goodwill Industries,
Series 2003, LOC: PNC Bank N.A. 0.340% 08/01/23 (09/07/09) (a)(b)	8,035,000	8,035,000
Series 2009 B-1,
LOC: JPMorgan Chase Bank 0.110% 08/15/38 (09/01/09) (a)(b)	13,640,000	13,640,000
Series 2009 B-2,
LOC: JPMorgan Chase Bank 0.120% 08/15/38 (09/01/09) (a)(b)	19,095,000	19,095,000
Series 2009 B-3,
LOC: Branch Banking & Trust 0.200% 08/15/38 (09/07/09) (a)(b)	7,655,000	7,655,000
KY Kenton County Industrial Building Revenue
Series 1984,
LOC: Morgan Guaranty Trust 0.400% 12/01/14 (09/07/09) (a)(b)	7,000,000	7,000,000
KY Lexington Fayette Urban County Government
YMCA of Central Kentucky,
Series 1999, LOC: Bank One Kentucky N.A. 0.320% 07/01/19 (09/07/09) (a)(b)	1,335,000	1,335,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
KY Louisville & Jefferson County Metropolitan Sewer District
Series 2008 A,
LOC: Societe Generale 0.340% 05/15/30 (09/07/09) (a)(b)	33,930,000	33,930,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A. 0.190% 06/01/34 (09/07/09) (a)(b)	4,537,000	4,537,000
KY Richmond City
Series 2006 A,
LOC: U.S. Bank N.A. 0.190% 03/01/36 (09/07/09) (a)(b)	18,385,000	18,385,000
KY Shelby County
Series 2004 A,
LOC: U.S. Bank N.A. 0.130% 09/01/34 (09/01/09) (a)(b)	11,345,000	11,345,000
KY Williamstown League of Cities Funding Trust
Series 2009 B,
LOC: U.S. Bank N.A. 0.190% 12/01/38 (09/07/09) (a)(b)	5,000,000	5,000,000
Kentucky Total		150,262,000
Louisiana – 0.4%
LA Parish of St. James
0.400% 09/01/09	28,000,000	28,000,000
LA Public Facilities Authority
Series 2008 C,
LIQ FAC: PB Capital Corp. 0.490% 02/15/15 (09/07/09) (a)(b)	14,060,000	14,060,000
LA Upper Pontalba Building Restoration Corp.
Series 1996,
LOC: Bank One N.A. 0.820% 12/01/16 (09/07/09) (a)(b)	3,080,000	3,080,000
Louisiana Total		45,140,000

	Par ($)	Value ($)
Maine – 0.1%
ME Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.260% 07/01/37 (09/07/09) (a)(b)	6,765,000	6,765,000
Maine Total		6,765,000
Maryland – 1.3%
MD Baltimore County Economic Development Revenue
Torah Institution Baltimore,
Series 2004, LOC: Branch Banking & Trust 0.330% 07/01/24 (09/07/09) (a)(b)	3,280,000	3,280,000
MD Baltimore Port Facilities Revenue
Occidental Petroleum Corp.,
Series 1981, LOC: BNP Paribas 0.450% 10/14/11 (09/15/09) (a)(b)	29,900,000	29,900,000
MD Bel Air Economic Development Revenue
Harford Day School, Inc.,
Series 2007, LOC: Branch Banking & Trust 0.330% 10/01/33 (09/07/09) (a)(b)	4,190,000	4,190,000
MD County of Prince Georges
Series 2007,
GTY AGMT: Wells Fargo & Co. 0.330% 07/01/34 (09/07/09) (a)(b)	13,710,000	13,710,000
MD Health & Higher Educational Facilities Authority
Frederick Memorial Hospital,
Series 2008, LOC: Branch Banking & Trust 0.340% 07/01/35 (09/07/09) (a)(b)	8,000,000	8,000,000
Series 2006,
GTY AGMT: Merrill Lynch 1.350% 07/01/36 (09/07/09) (a)(b)(e)	34,465,000	34,465,000
MD Industrial Development Financing Authority
Bethesda Cultural Alliance,
Series 2006, LOC: Branch Banking & Trust 0.330% 09/01/26 (09/07/09) (a)(b)	4,425,000	4,425,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
MD Stadium Authority Lease Revenue
Series 2007,
SPA: Dexia Credit Local 0.400% 03/01/26 (09/07/09) (a)(b)	33,530,000	33,530,000
MD Town of Easton
William Hill Manor, Inc.,
Series 2008, LOC: Branch Banking & Trust 0.330% 01/01/38 (09/07/09) (a)(b)	5,775,000	5,775,000
Maryland Total		137,275,000
Massachusetts – 2.3%
MA Bay Transportation Authority
Series 2008,
LIQ FAC: Dexia Credit Local 1.220% 07/01/26 (09/07/09) (a)(b)	82,844,000	82,844,000
MA BB&T Municipal Trust
Series 2007 2061,
LOC: Branch Banking & Trust 0.240% 12/01/14 (09/07/09) (a)(b)	7,940,000	7,940,000
Series 2007,
LOC: Branch Banking & Trust 0.240% 01/01/28 (09/07/09) (a)(b)	16,525,000	16,525,000
MA Development Finance Agency
Abby Kelly Foster Charter,
Series 2008, LOC: TD Banknorth N.A. 0.270% 09/01/38 (09/07/09) (a)(b)	6,905,000	6,905,000
MA Health & Educational Facilities Authority
Partners Healthcare Systems, Inc.,
Series 2005 F-3, SPA: Citibank N.A. 0.150% 07/01/40 (09/07/09) (a)(b)	1,500,000	1,500,000
MA JPMorgan Chase Putters/Drivers Trust
Series 2008,
LIQ FAC: JPMorgan Chase Bank 0.300% 07/01/10 (09/07/09) (b)(c)(f)	16,315,000	16,315,000

	Par ($)	Value ($)
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Dexia Credit Local 1.350% 07/01/30 (09/07/09) (a)(b)	4,505,000	4,505,000
MA State
0.330% 09/14/09	8,000,000	8,000,000
Series 2000 B,
SPA: State Street Bank & Trust Co. 0.110% 12/01/30 (09/01/09) (a)(b)	20,355,000	20,355,000
Series 2004,
SPA: Dexia Credit Local 1.340% 08/01/18 (09/07/09) (a)(b)	11,270,000	11,270,000
Series 2007,
LOC: Dexia Credit Local 1.000% 01/01/34 (09/07/09) (a)(b)	28,800,000	28,800,000
MA Water Resources Authority
Series 2008,
SPA: JPMorgan Chase & Co. 0.240% 08/01/37 (09/07/09) (a)(b)	42,350,000	42,350,000
Massachusetts Total		247,309,000
Michigan – 3.9%
MI Building Authority Revenue
Series 2006 A,
GTY AGMT: Citibank N.A. 0.590% 10/15/36 (09/07/09) (a)(b)	60,000,000	60,000,000
MI Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.350% 12/01/31 (09/07/09) (a)(b)	2,655,000	2,655,000
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc.,
Series 2006, LOC: National City Bank 0.290% 08/01/31 (09/07/09) (a)(b)	24,235,000	24,235,000
MI Higher Education Facilities Authority
Hope College,
Series 2004, LOC: Bank One N.A. 0.310% 04/01/34 (09/07/09) (a)(b)	8,305,000	8,305,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Hospital Finance Authority
Henry Ford Health System,
Series 2007, LOC: JPMorgan Chase Bank 0.230% 11/15/42 (09/07/09) (a)(b)	16,980,000	16,980,000
Series 1999 B1,
0.700% 11/15/33 (01/06/10) (b)(d)	17,675,000	17,673,596
Series 2008 B,
LOC: JPMorgan Chase Bank 0.240% 10/15/30 (09/07/09) (a)(b)	25,070,000	25,070,000
Series 2008,
LIQ FAC: Citibank N.A. 0.290% 06/01/20 (09/07/09) (a)(b)(c)	3,150,000	3,150,000
Trinity Health,
Series 2005 F, 0.150% 11/01/18 (09/07/09) (b)(d)	6,300,000	6,300,000
MI JPMorgan Chase Putters/Drivers Trust
Series 2008 3263,
LIQ FAC: JPMorgan Chase Bank 0.320% 10/01/10 (09/07/09) (a)(b)(c)	1,230,000	1,230,000
MI Municipal Bond Authority
Series 2009 C2,
LOC: JPMorgan Chase Bank 2.500% 08/20/10	20,000,000	20,316,443
Series 2009 C3,
LOC: Scotia Bank 2.500% 08/20/10	10,000,000	10,158,221
MI State
Series 2008 A,
3.000% 09/30/09	180,000,000	180,171,038
Series 2008,
3.000% 09/30/09	25,000,000	25,026,449
MI Wayne County Airport Authority
Series 2008 D,
LOC: Wachovia Bank N.A. 0.300% 12/01/21 (09/07/09) (a)(b)	16,575,000	16,575,000
Michigan Total		417,845,747

	Par ($)	Value ($)
Minnesota – 0.8%
MN Community Development Agency
Series 1995 A,
LOC: U.S. Bank N.A. 0.320% 10/01/24 (09/07/09) (a)(b)	4,230,000	4,230,000
MN Dakota County Housing & Redevelopment Authority
Series 2006,
LIQ FAC: FHLMC 0.500% 06/01/29 (09/07/09) (a)(b)	18,650,000	18,650,000
MN Edina
Multi-Family Housing Revenue,
Series 1999, LIQ FAC: FHLMC 0.330% 12/01/29 (09/07/09) (a)(b)	10,000,000	10,000,000
MN Midwest Consortium of Municipal Utilities
Series 2005 B,
LOC: U.S. Bank N.A. 0.280% 10/01/35 (09/07/09) (a)(b)	2,355,000	2,355,000
MN Minneapolis Health Care Systems
Fairview Health Services,
Series 2008 A, LOC: Wells Fargo Bank N.A. 0.200% 11/15/47 (09/07/09) (a)(b)	12,100,000	12,100,000
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 0.500% 05/01/31 (09/07/09) (a)(b)	13,150,000	13,150,000
MN Robbinsdale Revenue
North Memorial Health Care,
Series 2008 A-1, LOC: Wells Fargo Bank N.A. 0.320% 05/01/33 (09/07/09) (a)(b)	5,500,000	5,500,000
MN School District Capital Equipment Borrowing Program
Series 2009,
2.000% 09/10/10	9,500,000	9,643,151
MN State
Series 2001,
5.000% 10/01/09	7,500,000	7,518,214

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
MN University
Series 2008 A,
0.200% 08/15/31 (09/07/09) (b)(d)	7,250,000	7,250,000
Minnesota Total		90,396,365
Missouri – 2.4%
MO Cape Girardeau County Industrial Development Authority
Series 2009 B,
LOC: Wells Fargo Bank N.A. 0.300% 06/01/39 (09/07/09) (a)(b)	4,200,000	4,200,000
MO Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.340% 04/15/19 (09/07/09) (a)(b)	9,770,000	9,770,000
MO Development Finance Board
Nelson Gallery Foundation:
Series 2004 A, SPA: JPMorgan Chase Bank 0.130% 12/01/33 (09/01/09) (a)(b)	18,505,000	18,505,000
Series 2008, SPA: JPMorgan Chase Bank 0.130% 12/01/37 (09/01/09) (a)(b)	3,965,000	3,965,000
Series 2003,
LOC: U.S. Bank N.A. 0.200% 06/01/33 (09/01/09) (a)(b)	15,400,000	15,400,000
MO Health & Educational Facilities Authority
Ascension Health,
Series 2003 C2, 0.730% 11/15/39 (03/03/10) (b)(d)	20,000,000	20,000,000
Bethesda Health Group, Inc.,
Series 2004, LOC: U.S. Bank N.A. 0.180% 08/01/34 (09/01/09) (a)(b)	5,100,000	5,100,000
Series 2008,
LOC: UBS AG 0.310% 05/15/32 (09/07/09) (a)(b)	7,300,000	7,300,000

	Par ($)	Value ($)
SSM Healthcare Corp.:
Series 2005 C-3, SPA: UBS AG 0.200% 06/01/33 (09/07/09) (a)(b)	29,500,000	29,500,000
Series 2005 C-5, SPA: U.S. Bank N.A. 0.200% 06/01/33 (09/07/09) (a)(b)	8,600,000	8,600,000
Washington University:
Series 2000 A, Pre-refunded 03/01/10 6.000% 03/01/30 (03/01/10) (b)	12,875,000	13,353,902
Series 2000 B, SPA: JPMorgan Chase Bank 0.120% 03/01/40 (09/01/09) (a)(b)	24,300,000	24,300,000
MO Joint Municipal Electric Utility Commission
Series 2007 A,
LIQ FAC: Citibank N.A. 0.440% 01/01/14 (09/07/09) (a)(b)	11,410,000	11,410,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc.,
Series 2002, LOC: U.S. Bank N.A. 0.370% 11/01/32 (09/07/09) (a)(b)	3,375,000	3,375,000
MO St. Joseph Industrial Development Authority
Heartland Regional Medical,
Series 2009 A, LOC: U.S. Bank N.A. 0.200% 11/15/43 (09/07/09) (a)(b)	16,000,000	16,000,000
MO St. Louis Airport Revenue
Series 2005,
GTY AGMT: Deutsche Bank AG 0.340% 07/01/31 (09/07/09) (a)(b)	43,905,000	43,905,000
MO University of Missouri Curators
Series 2009,
2.000% 06/30/10	25,000,000	25,329,587
Missouri Total		260,013,489

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Nebraska – 0.9%
NE Central Plains Energy Project
Series 2007,
LOC: Branch Banking & Trust 0.240% 12/01/21 (09/07/09) (a)(b)	8,510,000	8,510,000
Series 2009 2,
SPA: Royal Bank of Canada 0.330% 08/01/39 (09/03/09) (a)(b)	45,000,000	45,000,000
NE Omaha Public Power District
0.350% 09/08/09	14,750,000	14,750,000
0.350% 10/06/09	10,000,000	10,000,000
0.350% 10/07/09	14,000,000	14,000,000
Nebraska Total		92,260,000
Nevada – 1.6%
NV Clark County
0.430% 11/05/09	15,000,000	15,000,000
Series 2009 A,
2.500% 07/15/10	30,000,000	30,427,072
NV Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.340% 06/15/24 (09/07/09) (a)(b)	4,880,000	4,880,000
NV Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.270% 05/01/36 (09/07/09) (a)(b)	24,770,000	24,770,000
Series 2007,
LOC: U.S. Bank N.A. 0.260% 07/01/26 (09/07/09) (a)(b)	10,135,000	10,135,000
NV Reno
Renown Regional Medical Center,
Series 2008 B, LOC: Union Bank of California N.A. 0.250% 06/01/41 (09/07/09) (a)(b)	21,400,000	21,400,000
Series 2008 25G,
GTY AGMT: Goldman Sachs 0.340% 06/01/19 (09/07/09) (a)(b)	12,490,000	12,490,000

	Par ($)	Value ($)
Series 2008 25GZ,
GTY AGMT: Goldman Sachs 0.340% 06/01/51 (09/07/09) (a)(b)	40,620,000	40,620,000
Series 2008,
LOC: Bank of New York 0.120% 06/01/42 (09/01/09) (a)(b)	8,960,000	8,960,000
Nevada Total		168,682,072
New Hampshire – 0.4%
NH Business Finance Authority
Huggins Hospital,
Series 2007, LOC: TD Banknorth N.A. 0.180% 10/01/42 (09/01/09) (a)(b)	10,000,000	10,000,000
Littleton Regional Hospital,
Series 2007, LOC: TD Banknorth N.A. 0.180% 10/01/37 (09/01/09) (a)(b)	20,000,000	20,000,000
New Hampshire Public Radio,
Series 2008 A, LOC: TD Banknorth N.A. 0.310% 06/01/38 (09/07/09) (a)(b)	3,615,000	3,615,000
NH Health & Education Facilities Authority
Southern New Hampshire University,
Series 2008, LOC: T.D. Banknorth N.A. 0.310% 01/01/39 (09/07/09) (a)(b)	12,730,000	12,730,000
New Hampshire Total		46,345,000
New Jersey – 3.6%
NJ BB&T Municipal Trust
Series 2007 2056,
LOC: Branch Banking & Trust 0.240% 09/01/37 (09/07/09) (a)(b)	10,325,000	10,325,000
NJ Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG: 0.330% 01/01/27 (09/07/09) (a)(b)	12,025,000	12,025,000
0.330% 12/15/31 (09/07/09) (a)(b)	68,315,000	68,315,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008,
GTY AGMT: Deutsche Bank AG 0.320% 01/01/21 (09/07/09) (a)(b)	2,375,000	2,375,000
NJ Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 1.320% 12/15/21 (09/07/09) (a)(b)	16,415,000	16,415,000
NJ Salem County Pollution Control Financing Authority
0.350% 09/10/09	12,250,000	12,250,000
Public Service Electric & Gas,
Series 2003 B2, LOC: Bank of Nova Scotia 0.230% 11/01/33 (09/07/09) (a)(b)	7,000,000	7,000,000
NJ South Jersey Transportation Authority
Series 2009 A-4,
LOC: Wachovia Bank N.A. 0.230% 11/01/39 (09/03/09) (a)(b)	15,895,000	15,895,000
NJ State
Series 2006,
LIQ FAC: Dexia Credit Local 1.320% 07/01/19 (09/07/09) (a)(b)	8,240,000	8,240,000
NJ Transportation Trust Fund Authority
Series 2006,
GTY AGMT: Dexia Credit Local 1.360% 12/15/30 (09/07/09) (a)(b)	42,415,000	42,415,000
NJ Turnpike Authority
Series 2006,
GTY AGMT: Dexia Credit Local 1.320% 01/01/16 (09/07/09) (a)(b)	10,140,000	10,140,000
Series 2009:
2.250% 12/31/09	175,000,000	175,428,557
LOC: ScotiaBank 0.210% 01/01/24 (09/07/09) (a)(b)	4,900,000	4,900,000
New Jersey Total		385,723,557

	Par ($)	Value ($)
New Mexico – 0.4%
NM Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.280% 06/01/36 (09/07/09) (a)(b)	18,455,000	18,455,000
NM Farmington Pollution Control
Arizona Public Service Co.,
Series 1994, LOC: Barclays Bank PLC 0.170% 05/01/24 (09/01/09) (a)(b)	5,000,000	5,000,000
NM Transportation Financial Authority
Series 2008 A2,
LOC: UBS AG 0.200% 06/15/24 (09/07/09) (a)(b)	20,000,000	20,000,000
New Mexico Total		43,455,000
New York – 3.9%
NY BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.240% 07/01/25 (09/07/09) (a)(b)	12,575,000	12,575,000
Series 2009,
LOC: Branch Banking & Trust: 0.290% 09/01/20 (09/07/09) (a)(b)(c)	17,835,000	17,835,000
0.370% 07/02/19 (09/07/09) (a)(b)(c)	33,820,000	33,820,000
NY Dormitory Authority
Le Moyne College,
Series 2009, LOC: TD Banknorth N.A. 0.240% 01/01/39 (09/07/09) (a)(b)	4,000,000	4,000,000
Series 2009,
LIQ FAC: Citibank N.A. 0.290% 03/15/35 (09/07/09) (a)(b)(c)	7,050,000	7,050,000
NY Housing Finance Agency
Series 2009 A,
LOC: Wachovia Bank N.A. 0.190% 05/01/42 (09/07/09) (a)(b)	16,645,000	16,645,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Local Government Assistance Corp.
Series 1995 D,
LOC: Societe Generale 0.180% 04/01/25 (09/07/09) (a)(b)	7,310,000	7,310,000
Series 2008 B,
SPA: Dexia Credit Local 0.500% 04/01/21 (09/07/09) (a)(b)	43,400,000	43,400,000
NY New York City Municipal Water Finance Authority
Series 2003 B,
SPA: U.S. Bank N.A. 0.170% 06/15/35 (09/07/09) (a)(b)	25,000,000	25,000,000
Series 2005 AA-1,
0.080% 06/15/32 (09/01/09) (b)(d)	19,000,000	19,000,000
Series 2005,
LIQ FAC: Citibank N.A. 0.290% 06/15/13 (09/07/09) (a)(b)	25,075,000	25,075,000
Series 2007 BB,
SPA: Fortis Bank 0.150% 06/15/36 (09/01/09) (a)(b)	20,300,000	20,300,000
Series 2008 B-2,
SPA: Lloyds TSB Bank PLC 0.120% 06/15/24 (09/01/09) (a)(b)	10,645,000	10,645,000
Series 2008,
LIQ FAC: JPMorgan Chase Bank 0.300% 06/15/10 (09/07/09) (b)(f)	13,305,000	13,305,000
NY New York City Transitional Finance Authority
Series 2002 2A,
LIQ FAC: Dexia Credit Local 0.120% 11/01/22 (09/01/09) (a)(b)	11,300,000	11,300,000
Series 2002 3B,
SPA: Citibank N.A. 0.120% 11/01/22 (09/01/09) (a)(b)	79,775,000	79,775,000
NY New York City
Series 1993 E-2,
LOC: JPMorgan Chase Bank 0.120% 08/01/20 (09/01/09) (a)(b)	1,635,000	1,635,000

	Par ($)	Value ($)
Series 2006 I-6,
LOC: California State Teachers Retirement System 0.090% 04/01/36 (09/01/09) (a)(b)	5,100,000	5,100,000
NY Power Authority
Series 1985,
LIQ FAC: Bank of Nova Scotia 0.600% 03/01/16 (09/02/09) (a)(b)	31,270,000	31,270,000
NY Suffolk County Industrial Development Agency
Touro College,
Series 2007, LOC: JPMorgan Chase Bank 0.220% 06/01/37 (09/07/09) (a)(b)	9,825,000	9,825,000
NY Tobacco Settlement Financing Corp.
Series 2006,
GTY AGMT: Merrill Lynch & Co., SPA: Merrill Lynch International Bank 0.490% 06/01/20 (09/07/09) (a)(b)(e)	5,355,000	5,355,000
NY Triborough Bridge & Tunnel Authority
Series 2009 A1,
2.000% 11/15/38 (09/07/09) (b)(d)	25,000,000	25,129,775
New York Total		425,349,775
North Carolina – 3.6%
NC BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust: 0.290% 10/01/18 (09/07/09) (a)(b)(c)	11,530,000	11,530,000
0.290% 05/01/24 (09/07/09) (a)(b)(c)	7,255,000	7,255,000
0.290% 05/31/24 (09/07/09) (a)(b)	16,750,000	16,750,000
0.290% 06/01/24 (09/07/09) (a)(b)	14,245,000	14,245,000
0.290% 06/01/24 (09/07/09) (a)(b)	20,265,000	20,265,000
Series 2008, LOC: Branch Banking & Trust 0.290% 03/01/24 (09/07/09) (a)(b)	6,135,000	6,135,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008, LOC: Branch Banking & Trust 0.290% 04/01/24 (09/07/09) (a)(b)	16,700,000	16,700,000
NC Capital Facilities Finance Agency
Educational Facilities Revenue:
Barton College, Series 2004, LOC: Branch Banking & Trust 0.330% 07/01/19 (09/07/09) (a)(b)	4,800,000	4,800,000
High Point University, Series 2007, LOC: Branch Banking & Trust 0.330% 12/01/29 (09/07/09) (a)(b)	6,950,000	6,950,000
Series 2008, LIQ FAC: Wells Fargo & Co. 0.290% 10/01/44 (09/07/09) (a)(b)	6,050,000	6,050,000
The Raleigh School, Series 2006, LOC: Branch Banking & Trust 0.330% 09/01/31 (09/07/09) (a)(b)	3,800,000	3,800,000
Union Academy, Series 2007, LOC: Wachovia Bank N.A. 0.280% 12/01/29 (09/07/09) (a)(b)	6,175,000	6,175,000
High Point University,
Series 2008, LOC: Branch Banking & Trust 0.330% 05/01/30 (09/07/09) (a)(b)	5,000,000	5,000,000
NC Charlotte-Mecklenburg Hospital Authority
Series 2007,
LOC: Wachovia Bank N.A. 0.160% 01/15/45 (09/01/09) (a)(b)	17,505,000	17,505,000
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
Cleveland County Family YMCA,
Series 2007, LOC: Branch Banking & Trust 0.330% 06/01/32 (09/07/09) (a)(b)	10,800,000	10,800,000

	Par ($)	Value ($)
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem,
Series 2005, LOC: Branch Banking & Trust 0.330% 12/01/30 (09/07/09) (a)(b)	12,375,000	12,375,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc.,
Series 2002, LOC: Branch Banking & Trust 0.330% 02/01/23 (09/07/09) (a)(b)	3,200,000	3,200,000
NC Medical Care Commission
Deerfield Episcopal Retirement,
Series 2008 B, LOC: Branch Banking & Trust 0.330% 11/01/38 (09/07/09) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital,
Series 1998, LOC: Branch Banking & Trust 0.330% 05/01/18 (09/07/09) (a)(b)	1,880,000	1,880,000
Rutherford Hospital, Inc.,
Series 2001, LOC: Branch Banking & Trust 0.330% 09/01/21 (09/07/09) (a)(b)	2,875,000	2,875,000
Series 2008 B,
SPA: Branch Banking & Trust 0.400% 11/01/28 (09/07/09) (a)(b)	27,045,000	27,045,000
Series 2009 B:
LOC: Wachovia Bank N.A. 0.280% 10/01/38 (09/07/09) (a)(b)	9,300,000	9,300,000
SPA: Branch Banking & Trust 0.260% 10/01/39 (09/07/09) (a)(b)	15,200,000	15,200,000
Series 2009 C,
LOC: Wachovia Bank N.A. 0.280% 10/01/26 (09/07/09) (a)(b)	14,965,000	14,965,000
Southeastern Regional Medical Center,
Series 2005, LOC: Branch Banking & Trust 0.330% 06/01/37 (09/07/09) (a)(b)	7,050,000	7,050,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
United Methodist Retirement Homes,
Series 2005 B, LOC: Branch Banking & Trust 0.330% 10/01/35 (09/07/09) (a)(b)	4,905,000	4,905,000
University Health Systems:
Series 2008 B-1, LOC: Branch Banking & Trust 0.210% 12/01/36 (09/07/09) (a)(b)	4,900,000	4,900,000
Series 2008 B-2, LOC: Branch Banking & Trust 0.320% 12/01/36 (09/07/09) (a)(b)	10,330,000	10,330,000
Wake Forest University Health Sciences:
Series 2008 A, LOC: Branch Banking & Trust 0.240% 07/01/34 (09/07/09) (a)(b)	23,300,000	23,300,000
Series 2008 B, LOC: Branch Banking & Trust 0.240% 07/01/34 (09/07/09) (a)(b)	12,100,000	12,100,000
Wayne Health Corp.,
Series 2009, LOC: Branch Banking & Trust 0.280% 10/01/36 (09/07/09) (a)(b)	9,360,000	9,360,000
Westcare, Inc.,
Series 2002 A, LOC: Branch Banking & Trust 0.330% 09/01/22 (09/07/09) (a)(b)	7,400,000	7,400,000
NC State
Series 2004,
5.000% 03/01/10	10,000,000	10,223,051
Series 2007,
5.000% 03/01/10	11,380,000	11,623,910
NC Union County
Series 2004 B,
SPA: Branch Banking & Trust 0.260% 03/01/20 (09/07/09) (a)(b)	20,865,000	20,865,000
Series 2007 C,
SPA: Branch Banking & Trust 0.260% 03/01/33 (09/07/09) (a)(b)	14,385,000	14,385,000

	Par ($)	Value ($)
NC University of North Carolina at Chapel Hill
Series 2006,
LIQ FAC: Morgan Stanley 0.340% 12/01/34 (09/07/09) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity,
Series 2007, LOC: Branch Banking & Trust 0.330% 11/01/32 (09/07/09) (a)(b)	4,300,000	4,300,000
North Carolina Total		392,226,961
Ohio – 3.7%
OH Air Quality Development Authority
Ohio Valley Electric Corp.,
Series 2009 D, LOC: Bank of Tokyo-Mitsubishi UFJ 0.210% 02/01/26 (09/02/09) (a)(b)	3,570,000	3,570,000
Series 2009 C,
LOC: Bank of Tokyo-Mitsubishi UFJ 0.270% 02/01/26 (09/03/09) (a)(b)	3,600,000	3,600,000
OH Cleveland Cuyahoga County Port Authority
Park Synagogue,
Series 2006, LOC: U.S. Bank N.A. 0.310% 01/01/31 (09/07/09) (a)(b)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Series 2004 A,
LOC: U.S. Bank N.A. 0.300% 03/01/34 (09/07/09) (a)(b)	26,650,000	26,650,000
Series 2005,
LOC: U.S. Bank N.A. 0.300% 07/01/35 (09/07/09) (a)(b)	35,205,000	35,205,000
OH Cuyahoga County Hospital Revenue
Series 2005,
LOC: National City Bank 0.290% 02/01/35 (09/07/09) (a)(b)	73,240,000	73,240,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Sisters of Charity Health Systems,
Series 2000, LOC: National City Bank 0.290% 11/01/30 (09/07/09) (a)(b)	31,885,000	31,885,000
OH Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.340% 01/01/28 (09/07/09) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.260% 12/01/33 (09/07/09) (a)(b)	3,920,000	3,920,000
OH Franklin County Health Care Facilities Revenue
Traditions Healthcare,
Series 2005, LOC: U.S. Bank N.A. 0.410% 06/01/30 (09/07/09) (a)(b)	18,985,000	18,985,000
OH Franklin County
Presbyterian Retirement System,
Series 2006 B, LOC: National City Bank 0.290% 07/01/29 (09/07/09) (a)(b)	16,675,000	16,675,000
Trinity Health,
Series 1995, 0.150% 06/01/16 (09/07/09) (b)(d)	4,900,000	4,900,000
OH Higher Educational Facility Authority
Capital University,
Series 2006, LOC: National City Bank 0.290% 12/01/31 (09/07/09) (a)(b)	29,530,000	29,530,000
Series 2005,
LOC: National City Bank 0.290% 05/01/30 (09/07/09) (a)(b)	7,000,000	7,000,000
Tiffin University,
Series 2007, LOC: National City Bank 0.290% 08/01/22 (09/07/09) (a)(b)	12,810,000	12,810,000

	Par ($)	Value ($)
OH Huron County
Fisher-Titus Medical Center,
Series 2003 A, LOC: National City Bank 0.290% 12/01/27 (09/07/09) (a)(b)	9,280,000	9,280,000
Norwalk Area Health System,
Series 2003, LOC: National City Bank 0.290% 12/01/27 (09/07/09) (a)(b)	6,855,000	6,855,000
OH Knox County
Knox Community Hospital,
Series 2004, LOC: National City Bank 0.290% 12/01/29 (09/07/09) (a)(b)	16,000,000	16,000,000
OH Middletown Hospital Facilities
Atrium Medical Center:
Series 2008 A, LOC: JPMorgan Chase & Co. 0.280% 11/15/39 (09/07/09) (a)(b)	14,500,000	14,500,000
Series 2008 B, LOC: JPMorgan Chase & Co. 0.280% 11/15/39 (09/07/09) (a)(b)	15,000,000	15,000,000
OH Salem Civic Facility Revenue
Series 2001,
LOC: National City Bank 0.340% 06/01/27 (09/07/09) (a)(b)	7,985,000	7,985,000
OH Stark County Port Authority
Series 2001,
LOC: JPMorgan Chase & Co. 0.770% 12/01/22 (09/07/09) (a)(b)	3,440,000	3,440,000
OH University
0.330% 09/08/09	28,500,000	28,500,000
OH Water Development Authority
Firstenergy Nuclear Generation,
Series 2005 B, LOC: Barclays Bank PLC 0.250% 01/01/34 (09/07/09) (a)(b)	7,215,000	7,215,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Zanesville Muskingum County
Grove City Church,
Series 2006, LOC: National City Bank 0.340% 02/01/24 (09/07/09) (a)(b)	7,630,000	7,630,000
Ohio Total		399,370,000
Oklahoma – 0.1%
OK Grand River Dam Authority
Series 2008 A,
SPA: Citibank N.A. 0.440% 06/01/33 (09/07/09) (a)(b)(c)	12,000,000	12,000,000
OK Industries Authority
Amateur Softball Association,
Series 2002, LOC: Bank One Oklahoma N.A. 2.820% 06/01/14 (09/07/09) (a)(b)	750,000	750,000
Oklahoma Total		12,750,000
Oregon – 1.2%
OR Clackamas County Health Facility
Legacy Health System,
Series 2008 B, LOC: U.S. Bank N.A. 0.200% 06/01/37 (09/07/09) (a)(b)	13,700,000	13,700,000
OR Salem Hospital Facility Authority
Salem Hospital,
Series 2008 B, LOC: U.S. Bank N.A. 0.230% 08/15/34 (09/07/09) (a)(b)	10,000,000	10,000,000
OR State
Series 2009,
2.500% 06/30/10	102,000,000	103,702,955
Oregon Total		127,402,955
Pennsylvania – 4.5%
PA Adams County Industrial Development Authority Revenue
Brethren Home Community,
Series 2007, LOC: PNC Bank N.A. 0.420% 06/01/32 (09/07/09) (a)(b)	9,665,000	9,665,000

	Par ($)	Value ($)
Gettysburg College,
Series 2008 B, LOC: JPMorgan Chase Bank 0.230% 08/15/28 (09/07/09) (a)(b)	6,030,000	6,030,000
PA Allegheny County Higher Education Building Authority
Series 2002,
LOC: National City Bank of Pennsylvania 0.290% 04/01/32 (09/07/09) (a)(b)	8,700,000	8,700,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A, LOC: PNC Bank N.A. 0.290% 05/01/26 (09/07/09) (a)(b)	22,000,000	22,000,000
Series 2005:
0.540% 12/01/16 (09/07/09) (b)(d)	26,566,000	26,566,000
0.540% 12/01/35 (09/07/09) (b)(d)	20,710,928	20,710,928
University of Pittsburgh Medical Center,
Series 2008 A, 5.000% 09/01/09	6,710,000	6,710,000
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School,
Series 2002, LOC: PNC Bank N.A. 0.320% 06/01/22 (09/07/09) (a)(b)	2,310,000	2,310,000
PA Beaver County Industrial Development Authority
Firstenergy Generation,
Series 2006, LOC: Barclays Bank PLC 0.150% 04/01/41 (09/01/09) (a)(b)	7,100,000	7,100,000
PA Berks County Municipal Authority
Series 2009 A4,
0.280% 05/01/32 (09/03/09) (b)(d)	10,000,000	10,000,000
Series 2009 A5,
0.660% 05/01/32 (09/07/09) (b)(d)	9,050,000	9,050,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Bucks County Industrial Development Authority
Grand View Hospital:
Series 2008 A, LOC: TD Bank N.A. 0.220% 07/01/34 (09/07/09) (a)(b)	6,900,000	6,900,000
Series 2008 B, LOC: PNC Bank N.A. 0.250% 07/01/39 (09/07/09) (a)(b)	8,610,000	8,610,000
PA Butler County Hospital Authority
Butler Health Systems, Inc.,
Series 2009 A, LOC: Branch Banking & Trust 0.280% 07/01/39 (09/07/09) (a)(b)	4,500,000	4,500,000
PA Cambria County Industrial Development Authority
American National Red Cross,
Series 2008, LOC: JPMorgan Chase Bank 0.230% 09/01/34 (09/07/09) (a)(b)	4,500,000	4,500,000
PA Dauphin County General Authority
Series 2007,
GTY AGMT: Goldman Sachs 0.340% 01/01/29 (09/07/09) (a)(b)	38,195,000	38,195,000
PA Delaware County Industrial Development Authority
Series 2009 C,
0.260% 12/01/31 (09/07/09) (b)(d)	8,240,000	8,240,000
United Parcel Service,
Series 1985, 0.100% 12/01/15 (09/01/09) (b)(d)	10,000,000	10,000,000
PA Deutsche Bank Spears/Lifers Trust
Series 2007:
GTY AGMT: Deutsche Bank AG: 0.360% 10/01/18 (09/07/09) (a)(b)	5,190,000	5,190,000
0.360% 08/15/30 (09/07/09) (a)(b)	5,050,000	5,050,000
PA Economic Development Financing Authority
Series 2009,
LOC: Wachovia Bank N.A. 0.900% 12/10/09 (a)	4,100,000	4,100,000

	Par ($)	Value ($)
PA Emmaus General Authority
Series 1989 B-28,
LOC: U.S. Bank N.A. 0.300% 03/01/24 (09/07/09) (a)(b)	3,200,000	3,200,000
Series 1989 E-22
LOC: U.S. Bank N.A. 0.300% 03/01/24 (09/07/09) (a)(b)	5,750,000	5,750,000
Series 1989 H-19,
LOC: U.S. Bank N.A. 0.300% 03/01/24 (09/07/09) (a)(b)	20,000,000	20,000,000
Series 1989,
LOC: U.S. Bank N.A. 0.300% 03/01/24 (09/07/09) (a)(b)	7,500,000	7,500,000
Series 2003 E-20,
LOC: U.S. Bank N.A. 0.300% 03/01/24 (09/07/09) (a)(b)	6,000,000	6,000,000
PA Haverford Township School District
Series 2009,
LOC: TD Bank N.A. 0.300% 03/01/30 (09/07/09) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
Carnegie Mellon University,
Series 1995 D, SPA: Morgan Guaranty Trust 0.180% 11/01/30 (09/01/09) (a)(b)	14,300,000	14,300,000
Mount Aloysius College,
Series 2003, LOC: PNC Bank N.A. 0.290% 05/01/28 (09/07/09) (a)(b)	5,100,000	5,100,000
PA Lancaster Industrial Development Authority
Series 2009 B,
LOC: PNC Bank N.A. 0.250% 12/01/39 (09/07/09) (a)(b)	10,000,000	10,000,000
PA Philadelphia Authority for Industrial Development
New Courtland Elder Services,
Series 2007, LOC: PNC Bank N.A. 0.290% 03/01/26 (09/07/09) (a)(b)	19,495,000	19,495,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Philadelphia Art Museum,
Series 2008, LOC: Wachovia Bank N.A. 0.120% 07/01/32 (09/01/09) (a)(b)	9,350,000	9,350,000
PA Philadelphia School District
Series 2008 D-1,
LOC: PNC Bank N.A. 0.250% 09/01/21 (09/07/09) (a)(b)	19,910,000	19,910,000
Series 2009 C,
LOC:TD Bank N.A. 0.220% 06/01/26 (09/07/09) (a)(b)	4,200,000	4,200,000
PA Public School Building Authority
Series 2009 A,
LOC: PNC Bank N.A. 0.290% 08/01/30 (09/07/09) (a)(b)	9,825,000	9,825,000
Series 2009 B,
LOC: PNC Bank N.A. 0.290% 05/15/20 (09/07/09) (a)(b)	14,535,000	14,535,000
PA RBC Municipal Products, Inc. Trust
Series 2007,
LOC: Royal Bank of Canada 0.390% 10/15/32 (09/07/09) (a)(b)	19,995,000	19,995,000
Series 2008 C-13,
LOC: Royal Bank of Canada 0.390% 11/01/11 (09/07/09) (a)(b)(c)	10,000,000	10,000,000
Series 2008 E-11,
LOC: Royal Bank of Canada 0.390% 12/01/11 (09/07/09) (a)(b)(c)	20,000,000	20,000,000
PA Ridley School District
Series 2009,
LOC: TD Bank NA 0.300% 11/01/29 (09/07/09) (a)(b)	4,000,000	4,000,000
PA Turnpike Commission
Series 2008 A-1,
SPA: JPMorgan Chase Bank 0.240% 12/01/22 (09/07/09) (a)(b)	35,705,000	35,705,000

	Par ($)	Value ($)
PA University of Pittsburgh
Series 2000 A,
2.500% 09/15/09	11,000,000	11,006,907
PA West Cornwall Township Municipal Authority
Lebanon Valley Brethren Home,
Series 2006 S, LOC: PNC Bank N.A. 0.280% 01/01/37 (09/07/09) (a)(b)	4,300,000	4,300,000
Pennsylvania Total		482,298,835
Puerto Rico – 3.0%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007 06,
LOC: Branch Banking & Trust 0.260% 07/01/32 (09/07/09) (a)(b)	20,885,000	20,885,000
Series 2007,
LOC: Branch Banking & Trust 0.240% 07/01/28 (09/07/09) (a)(b)	12,520,000	12,520,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008,
GTY AGMT: Citibank N.A. 0.560% 12/01/09 (09/07/09) (b)(f)	192,965,000	192,965,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2008:
GTY AGMT: Citigroup Financial Products 1.240% 12/03/09 (09/07/09) (b)(f)	59,300,000	59,300,000
LOC: Dexia Credit Local 1.000% 01/01/28 (09/07/09) (a)(b)	1,100,000	1,100,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2009,
LIQ FAC: Citibank N.A. 0.340% 08/01/54 (09/07/09) (a)(b)(c)	36,255,000	36,255,000
Puerto Rico Total		323,025,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Rhode Island – 0.2%
RI Health & Educational Building Corp.
Brown University,
Series 2005 A, 0.150% 05/01/35 (09/07/09) (b)(d)	12,500,000	12,500,000
Ocean State Assisted,
Series 2001, LOC: Bank of New York 0.280% 07/01/31 (09/07/09) (a)(b)	9,615,000	9,615,000
Rhode Island Total		22,115,000
South Carolina – 1.1%
SC BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust 0.290% 04/30/16 (09/07/09) (a)(b)	22,865,000	22,865,000
SC Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.280% 10/01/32 (09/07/09) (a)(b)	25,060,000	25,060,000
SC Greenville County Industrial Revenue
Edgcomb Metals Co.,
Series 1984, LOC: Wells Fargo Bank N.A. 0.280% 08/01/14 (09/07/09) (a)(b)	3,200,000	3,200,000
SC Jobs Economic Development Authority
Anderson Area YMCA,
Series 1999, LOC: Branch Banking & Trust 0.330% 11/01/24 (09/07/09) (a)(b)	4,365,000	4,365,000
Anmed Health,
Series 2009-C, LOC: Branch Banking & Trust 0.210% 02/01/33 (09/07/09) (a)(b)	5,000,000	5,000,000
Carealliance Health Services,
Series 2007 B, LOC: Wachovia Bank N.A. 0.200% 08/15/37 (09/01/09) (a)(b)	30,000,000	30,000,000

	Par ($)	Value ($)
Carolina Village, Inc.,
Series 2000, LOC: Branch Banking & Trust 0.330% 02/01/22 (09/07/09) (a)(b)	13,250,000	13,250,000
Spartanburg YMCA,
Series 1996, LOC: Branch Banking & Trust 0.330% 06/01/18 (09/07/09) (a)(b)	2,160,000	2,160,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008,
GTY AGMT: FHLMC 0.670% 03/01/49 (09/07/09) (a)(b)	10,540,000	10,540,000
South Carolina Total		116,440,000
South Dakota – 0.2%
SD Housing Development Authority
Series 2008 H,
2.500% 01/04/10	20,000,000	20,091,410
South Dakota Total		20,091,410
Tennessee – 1.1%
TN BB&T Municipal Trust
Series 2007 2059,
LOC: Branch Banking & Trust 0.240% 04/01/42 (09/07/09) (a)(b)	15,940,000	15,940,000
TN Blount County Public Building Authority
Series 2009 A,
LOC: Branch Banking & Trust 0.330% 06/01/30 (09/07/09) (a)(b)	5,000,000	5,000,000
Series 2009 E-8-A,
LOC: Branch Banking & Trust 0.330% 06/01/37 (09/07/09) (a)(b)	4,900,000	4,900,000
Series 2009 E7Z,
LOC: Branch Banking & Trust 0.330% 06/01/39 (09/07/09) (a)(b)	5,470,000	5,470,000
TN Energy Acquisition Corp.
Series 2007,
LOC: Branch Banking & Trust 0.240% 02/01/27 (09/07/09) (a)(b)	25,730,000	25,730,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Memphis Health, Educational & Housing Facility Board
Series 2008 36G,
GTY AGMT: Goldman Sachs 0.340% 08/01/48 (09/07/09) (a)(b)	3,915,100	3,915,100
TN Metropolitan Government of Nashville & Davidson Counties
0.400% 10/08/09	12,800,000	12,800,000
0.450% 11/05/09	30,000,000	30,000,000
TN Shelby County Health, Educational & Housing Facilities Board
Gateway Willowbrook LLC,
Series 2007 A-1, Guarantor: FNMA LIQ FAC: FNMA 0.320% 12/15/37 (09/07/09) (a)(b)	8,310,000	8,310,000
TN Shelby County
Series 2006,
0.230% 03/01/31 (09/07/09) (b)(d)	10,500,000	10,500,000
Tennessee Total		122,565,100
Texas – 8.8%
TX Austin Convention Enterprises, Inc.
Series 2006 A,
LIQ FAC: Citibank N.A. 0.440% 01/01/34 (09/07/09) (a)(b)	7,670,000	7,670,000
TX Austin Water & Wastewater Systems Revenue
Series 2008,
LOC: Dexia Credit Local 0.370% 05/15/31 (09/07/09) (a)(b)	108,800,000	108,800,000
TX BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust: 0.240% 12/01/21 (09/07/09) (a)(b)	14,725,000	14,725,000
0.240% 12/15/26 (09/07/09) (a)(b)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing Revenue:
Series 1996, LOC: Northern Trust Co. 0.460% 06/01/28 (09/07/09) (a)(b)	10,375,000	10,375,000

	Par ($)	Value ($)
Series 2006,
GTY AGMT: Citigroup Financial Products 1.240% 12/01/15 (09/07/09) (a)(b)	18,315,000	18,315,000
TX Department of Housing & Community Affairs
Series 2005,
LIQ FAC: FHLMC 0.650% 03/01/36 (09/07/09) (a)(b)	8,425,000	8,425,000
TX Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.360% 08/15/29 (09/07/09) (a)(b)	35,630,000	35,630,000
Series 2008:
GTY AGMT: Deutsche Bank AG 0.340% 11/15/25 (09/07/09) (a)(b)	13,025,000	13,025,000
LIQ FAC: Deutsche Bank AG: 0.340% 02/15/28 (09/07/09) (a)(b)	11,485,000	11,485,000
0.340% 02/01/32 (09/07/09) (a)(b)	16,685,000	16,685,000
0.340% 02/15/37 (09/07/09) (a)(b)	7,765,000	7,765,000
0.340% 02/15/38 (09/07/09) (a)(b)	3,520,000	3,520,000
TX Eagle Tax-Exempt Trust
Series 2009 50A,
SPA: Citibank N.A. 0.290% 08/15/21 (09/07/09) (a)(b)(c)	280,000	280,000
Series 2009 52A,
LIQ FAC: Citibank N.A. 0.290% 08/15/32 (09/07/09) (a)(b)(c)	10,790,000	10,790,000
TX Grand Prairie Housing Finance Corp.
General Electric Capital Corp.,
Series 1993, GTY AGMT: General Electric Capital Corp. 0.280% 06/01/10 (09/07/09) (b)(f)	11,000,000	11,000,000
Windbridge Grand Prairie,
Series 1993, GTY AGMT: General Electric Capital Corp. 0.280% 06/01/10 (09/07/09) (b)(f)	9,000,000	9,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Grapevine Industrial Development Corp.
Series 1993,
LOC: Bank One Texas N.A. 0.280% 03/01/10 (09/07/09) (b)(f)	2,300,000	2,300,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.350% 02/15/23 (09/07/09) (a)(b)	4,835,000	4,835,000
Summer Green LLC,
Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.350% 02/15/23 (09/07/09) (a)(b)	2,480,000	2,480,000
TX Harris County Cultural Education Facilities Finance Corp.
Medical Center,
Series 2008 B2, LOC: Compass Bank 0.950% 09/01/31 (09/07/09) (a)(b)	4,125,000	4,125,000
Memorial Hermann Healthcare,
Series 2008 D1, LOC: JPMorgan Chase Bank 0.240% 06/01/29 (09/07/09) (a)(b)	8,200,000	8,200,000
TX Harris County Health Facilities Development Corp.
Baylor College of Medicine,
Series 2008 A, LOC: Compass Bank 1.550% 11/15/47 (09/07/09) (a)(b)	13,100,000	13,100,000
TX Harris County
0.300% 10/07/09	16,565,000	16,565,000
Series 2008 A,
LOC: Societe Generale 0.340% 08/15/35 (09/07/09) (a)(b)	12,640,000	12,640,000
Series 2009 B,
2.000% 08/15/21 (08/12/10) (b)(d)	23,850,000	24,191,337
Series 2009,
1.500% 02/25/10	50,000,000	50,270,441

	Par ($)	Value ($)
TX Hockley County Industrial Development Corp.
Amoco Oil Co.:
Series 1983, 0.750% 03/01/14 (09/01/09) (b)(d)	31,000,000	31,000,000
Series 1985, 0.720% 11/01/19 (11/01/09) (b)(d)	19,300,000	19,300,000
TX Houston
0.300% 09/15/09	25,000,000	25,000,000
TX Houston Higher Education Finance Corp.
William Marsh Rice University,
Series 1999 A, Pre-refunded 11/15/09 5.375% 11/15/29 (11/15/09) (b)	12,625,000	12,864,847
TX Houston Housing Finance Corp.
Series 2007,
LIQ FAC: Citibank N.A. 0.290% 05/01/33 (09/07/09) (a)(b)	9,030,000	9,030,000
TX Houston Water & Sewer Systems Revenue
Series 2006,
GTY AGMT: Dexia Credit Local 1.350% 12/01/24 (09/07/09) (a)(b)	9,225,000	9,225,000
TX JPMorgan Chase Putters/Drivers Trust
Series 2008,
LIQ FAC: JPMorgan Chase Bank 0.320% 04/01/15 (09/07/09) (a)(b)(c)	3,800,000	3,800,000
TX Klein Independent School District
Series 2006,
LOC: Wells Fargo Bank N.A. 0.290% 08/01/31 (09/07/09) (a)(b)	12,825,000	12,825,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Mobil Corp.,
Series 2001 A, 0.120% 11/01/29 (09/01/09) (b)(d)	12,055,000	12,055,000
TX Lubbock Health Facilities Development Corp.
St. Joseph's Health System,
Series 2008 B, LOC: Wachovia Bank N.A. 0.190% 07/01/23 (09/01/09) (a)(b)	24,280,000	24,280,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Puttable Floating Option Tax-Exempt Receipts
Series 2008,
GTY AGMT: FHLMC: 0.670% 07/01/45 (09/07/09) (a)(b)	10,345,000	10,345,000
0.670% 02/01/46 (09/07/09) (a)(b)	12,130,000	12,130,000
TX Round Rock Independent School District
Series 2007,
Guarantor: PSFG, LIQ FAC: Wells Fargo Bank N.A. 0.370% 08/01/32 (09/07/09) (a)(b)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
University Incarnate of the Word Project,
Series 2001, LOC: Bank One N.A. 0.320% 12/01/21 (09/07/09) (a)(b)	6,520,000	6,520,000
TX Tarrant County Cultural Education Facilities Finance Corp.
Health Resources:
Series 2008 A, 0.250% 11/15/33 (09/07/09) (b)(d)	8,500,000	8,500,000
Series 2008 C, SPA: JPMorgan Chase Bank 0.150% 11/15/33 (09/01/09) (a)(b)	38,220,000	38,220,000
Series 2008 F, SPA: JPMorgan Chase Bank 2.000% 11/15/33 (09/07/09) (a)(b)	10,775,000	10,775,000
Methodist Hospitals of Dallas,
Series 2008 A, LOC: JPMorgan Chase Bank 0.140% 10/01/41 (09/01/09) (a)(b)	62,600,000	62,600,000
Series 2008 C,
LOC: JPMorgan Chase Bank 1.250% 08/15/46 (09/07/09) (a)(b)	9,400,000	9,400,000
Valley Baptist Medical Center,
Series 2007, LOC: JPMorgan Chase Bank 0.280% 09/01/30 (09/07/09) (a)(b)	10,800,000	10,800,000

	Par ($)	Value ($)
TX University of Texas
0.350% 12/08/09	14,000,000	14,000,000
0.400% 12/09/09	20,000,000	20,000,000
0.400% 12/10/09	11,500,000	11,500,000
Series 2004 B,
5.000% 08/15/10	2,000,000	2,086,823
Series 2007,
LIQ FAC: Citibank N.A. 0.290% 07/01/13 (09/07/09) (a)(b)	3,575,000	3,575,000
TX Water Development Board
Series 2007 A,
SPA: JPMorgan Chase Bank 0.150% 07/15/19 (09/01/09) (a)(b)	110,035,000	110,035,000
Texas Total		943,553,448
Utah – 1.6%
UT Board of Regents
Series 2008,
LOC: Wells Fargo Bank N.A. 0.300% 08/01/31 (09/07/09) (a)(b)	10,300,000	10,300,000
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc.,
Series 1997 A, LIQ FAC: FNMA, 0.370% 08/15/39 (09/07/09) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
Multi-Family Housing,
Series 2009 A, LOC: FHLMC 0.390% 04/01/42 (09/07/09) (a)(b)	3,125,000	3,125,000
Series A-CL1,
LIQ FAC: Barclays Bank PLC 0.250% 07/01/38 (09/07/09) (a)(b)	28,955,000	28,955,000
Series B-CL1,
LIQ FAC: Barclays Bank PLC 0.250% 01/01/39 (09/07/09) (a)(b)	29,560,000	29,560,000
UT Intermountain Power Agency
0.350% 10/07/09	10,000,000	10,000,000
0.400% 09/10/09	20,000,000	20,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
UT Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 1.350% 06/15/31 (09/07/09) (a)(b)	5,205,000	5,205,000
UT St. George Industrial Development Revenue
Bluff Cove Resort LLC,
Series 2002, LOC: JPMorgan Chase Bank 0.390% 08/01/11 (09/07/09) (a)(b)	580,000	580,000
UT Transit Authority
Series 2006 A,
LOC: Fortis Bank SA 0.100% 06/15/36 (09/01/09) (a)(b)	52,000,000	52,000,000
UT Weber County Housing Authority
Series 2001,
LIQ FAC: FNMA, 0.370% 11/01/39 (09/07/09) (a)(b)	2,630,000	2,630,000
UT West Valley City Industrial Development Revenue
Johnson Matthey, Inc.,
Series 1987, LOC: HSBC Bank USA N.A. 0.200% 12/01/11 (09/01/09) (a)(b)	1,000,000	1,000,000
Utah Total		167,595,000
Vermont – 0.1%
VT Educational & Health Buildings Financing Agency
Fletcher Allen Health Care,
Series 2008 A, LOC: TD Banknorth N.A. 0.210% 12/01/30 (09/07/09) (a)(b)	9,115,000	9,115,000
Vermont Total		9,115,000
Virginia – 2.6%
VA Albermarle County Economic Development Authority
Series 2008 B,
LOC: Branch Banking & Trust 0.260% 10/01/48 (09/07/09) (a)(b)	19,585,000	19,585,000

	Par ($)	Value ($)
VA BB&T Municipal Trust
Series 2008,
LOC: Branch Banking & Trust 0.290% 06/15/15 (09/07/09) (a)(b)	36,845,000	36,845,000
VA Chesapeake Bay Bridge & Tunnel District
Series 2008 A,
LOC: Branch Banking & Trust 0.280% 05/28/21 (09/07/09) (a)(b)	6,500,000	6,500,000
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC,
Series 2008 A, LIQ FAC: FNMA 0.350% 01/15/41 (09/07/09) (a)(b)	18,625,000	18,625,000
VA Hanover County Economic Development Authority
Bon-Secours-Maria Manor,
Series 2008 D2, LOC: U.S. Bank N.A. 0.200% 11/01/25 (09/07/09) (a)(b)	9,730,000	9,730,000
VA Hanover County Industrial Development Authority
Covenant Woods,
Series 1999, LOC: Branch Banking & Trust 0.330% 07/01/29 (09/07/09) (a)(b)	6,995,000	6,995,000
VA Harrisonburg Redevelopment & Housing Authority
Series 2006,
LIQ FAC: FHLMC 0.500% 02/01/26 (09/07/09) (a)(b)	6,800,000	6,800,000
VA Lewistown Commerce Center Community Development Authority
Lewiston Community Center,
Series 2007, GTY AGMT: Wells Fargo & Co. 0.330% 03/01/27 (09/07/09) (a)(b)	4,000,000	4,000,000
VA Norfolk Economic Development Authority
Series 2009 B,
0.700% 11/01/34 (03/03/10) (b)(d)	13,885,000	13,885,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Public Building Authority
Series 2005 D,
SPA: Dexia Credit Local 0.400% 08/01/25 (09/07/09) (a)(b)	36,150,000	36,150,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 0.350% 10/01/36 (09/07/09) (a)(b)	18,025,000	18,025,000
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian,
Series 2003, LOC: Branch Banking & Trust 0.330% 12/01/33 (09/07/09) (a)(b)	10,730,000	10,730,000
VA Suffolk Economic Development Authority Hospital Facilities Revenue
Series 2008,
LIQ FAC: Citigroup Financial Products, Inc. 0.340% 05/01/30 (09/07/09) (a)(b)	53,500,000	53,500,000
VA University Health Systems Authority
Series 2008 D,
LOC: Branch Banking & Trust 0.150% 07/01/37 (09/01/09) (a)(b)	10,350,000	10,350,000
VA University
Medical Hospital Authority,
Series 2005 B, LOC: Wachovia Bank N.A. 0.150% 07/01/30 (09/01/09) (a)(b)	22,460,000	22,460,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B, LOC: Branch Banking & Trust 0.330% 01/01/35 (09/07/09) (a)(b)	2,900,000	2,900,000
Virginia Total		277,080,000

	Par ($)	Value ($)
Washington – 0.9%
WA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.240% 06/01/17 (09/07/09) (a)(b)	16,640,000	16,640,000
WA Deutsche Bank Spears/Lifers Trust
Series 2008:
LIQ FAC: Deutsche Bank AG 0.340% 01/01/28 (09/07/09) (a)(b)	7,085,000	7,085,000
0.340% 01/01/30 (09/07/09) (a)(b)	9,865,000	9,865,000
WA Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 0.260% 12/01/31 (09/07/09) (a)(b)	3,380,000	3,380,000
WA Health Care Facilities Authority
Swedish Hospital Medical Center,
Series 2009 C, LOC: U.S. Bank N.A. 0.200% 11/15/39 (09/07/09) (a)(b)	12,000,000	12,000,000
WA Housing Finance Commission
Series 1988,
LOC: Harris Trust & Savings Bank 0.350% 01/01/10 (09/07/09) (b)(f)	11,800,000	11,800,000
Series 2008 B,
LIQ FAC: FHLMC 0.320% 12/01/41 (09/07/09) (a)(b)	7,500,000	7,500,000
Series 2009,
LIQ FAC: State Street Bank & Trust Co. 0.270% 06/01/39 (09/07/09) (a)(b)	6,000,000	6,000,000
WA JPMorgan Chase Putters/Drivers Trust
Series 2008,
LIQ FAC: JPMorgan Chase Bank 0.320% 10/01/16 (09/07/09) (a)(b)(c)	7,505,000	7,505,000
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B, LOC: U.S. Bank N.A. 0.370% 05/01/19 (09/07/09) (a)(b)	1,895,000	1,895,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
WA Seattle
Series 2004,
5.000% 01/01/10	3,165,000	3,206,903
WA State
Series 2006,
LOC: Wells Fargo Bank N.A. 0.290% 12/01/29 (09/07/09) (a)(b)	12,435,000	12,435,000
Series 2008,
LIQ FAC: Citibank N.A. 0.290% 01/01/16 (09/07/09) (a)(b)(c)	2,885,000	2,885,000
Washington Total		102,196,903
West Virginia – 0.3%
WV Brooke County Commission
Series 2008,
LOC: PNC Bank N.A. 0.290% 12/01/37 (09/07/09) (a)(b)	4,100,000	4,100,000
WV Hospital Finance Authority
Cable Huntington Hospital,
Series 2008 A, LOC: Branch Banking & Trust 0.280% 01/01/34 (09/07/09) (a)(b)	15,000,000	15,000,000
West Virginia University Hospital:
Series 2008 B, LOC: JPMorgan Chase Bank 0.180% 06/01/41 (09/01/09) (a)(b)	3,000,000	3,000,000
Series 2009 A, LOC: Branch Banking & Trust 0.280% 06/01/33 (09/07/09) (a)(b)	7,590,000	7,590,000
West Virginia Total		29,690,000
Wisconsin – 1.4%
WI Appleton Industrial Development
Appleton Center Associates,
Series 1994, LOC: U.S. Bank N.A. 0.370% 12/15/09 (09/07/09) (b)(f)	1,800,000	1,800,000

	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Series 2008 B,
LOC: U.S. Bank N.A. 0.180% 12/01/26 (09/01/09) (a)(b)	16,160,000	16,160,000
WI Housing & Economic Development Authority
Series 2009,
LOC: Wells Fargo Bank N.A. 0.350% 10/01/17 (09/07/09) (a)(b)	12,665,000	12,665,000
WI Milwaukee
Series 2008,
3.000% 09/03/09	60,000,000	60,004,496
Series 2009,
2.000% 06/30/10	25,000,000	25,301,750
WI State
0.300% 09/08/09	20,000,000	20,000,000
WI University Hospitals & Clinics Authority
Series 2008 B,
LOC: U.S. Bank N.A. 0.130% 04/01/34 (09/01/09) (a)(b)	5,800,000	5,800,000
Series 2009 A,
LOC: U.S. Bank N.A. 0.220% 04/01/32 (09/07/09) (a)(b)	4,870,000	4,870,000
Series 2009 B,
LOC: U.S. Bank N.A. 0.200% 04/01/29 (09/07/09) (a)(b)	4,900,000	4,900,000
Wisconsin Total		151,501,246
Total Municipal Bonds (cost of $10,477,802,997)		10,477,802,997
Total Investments – 97.4% (cost of $10,477,802,997) (g)		10,477,802,997
Other Assets & Liabilities, Net – 2.6%		274,572,401
Net Assets – 100.0%		10,752,375,398

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2009

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid, amounted to $275,515,000, which represents 2.6% of net assets.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(e)  Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)  The interest rate shown on floating rate or variable rate securities reflects the rate as of August 31, 2009.

(g)  Cost for federal income tax purposes is $10,477,802,997.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of August 31, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
ALF	Assisted Living Facility

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

PSFG	Permanent School Fund Guarantee

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Tax-Exempt Reserves
August 31, 2009

		($)
Assets	Investments, at amortized cost approximating value	10,477,802,997
	Receivable for:
	Investments sold	281,342,057
	Fund shares sold	121,243
	Interest	22,273,536
	Trustees' deferred compensation plan	39,070
	Prepaid expenses	295,342
	Total Assets	10,781,874,245
Liabilities	Payable to custodian bank	45,515
	Payable for:
	Investments purchased	25,301,750
	Fund shares repurchased	175,238
	Distributions	1,361,634
	Investment advisory fee	1,415,782
	Administration fee	365,875
	Trustees' fees	72,408
	Pricing and bookkeeping fees	88,254
	Custody fee	28,118
	Distribution and service fees	44,229
	Shareholder administration fees	513,302
	Chief compliance officer expenses	860
	Trustees' deferred compensation plan	39,070
	Other liabilities	46,812
	Total Liabilities	29,498,847
	Net Assets	10,752,375,398
Net Assets Consist of	Paid-in capital	10,751,663,886
	Undistributed net investment income	711,512
	Net Assets	10,752,375,398

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Tax-Exempt Reserves
August 31, 2009

Capital Class Shares	Net assets	$3,922,963,844
	Shares outstanding	3,922,816,781
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$5,587,195,941
	Shares outstanding	5,586,989,326
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$29,864,573
	Shares outstanding	29,863,465
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$71,050,410
	Shares outstanding	71,047,567
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$8,959,602
	Shares outstanding	8,959,278
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$59,498,672
	Shares outstanding	59,496,244
	Net asset value per share	$1.00
Class A Shares	Net assets	$24,394,177
	Shares outstanding	24,393,243
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$445,549,036
	Shares outstanding	445,534,442
	Net asset value per share	$1.00
Retail A Shares	Net assets	$12,052,309
	Shares outstanding	12,051,857
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$590,846,834
	Shares outstanding	590,823,971
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Tax-Exempt Reserves
For the Year Ended August 31, 2009

		($)
Investment Income	Interest	167,342,390
Expenses	Investment advisory fee	18,652,971
	Administration fee	11,225,642
	Distribution fee:
	Investor Class Shares	13,670
	Daily Class Shares	403,201
	Class A Shares	34,488
	Service fee:
	Liquidity Class Shares	157,303
	Adviser Class Shares	377,920
	Investor Class Shares	34,174
	Daily Class Shares	288,001
	Class A Shares	86,220
	Retail A Shares	11,786
	Shareholder administration fee:
	Trust Class Shares	7,246,286
	Class A Shares	34,487
	Institutional Class Shares	181,828
	Transfer agent fee	288,005
	Trustees' fees	12,878
	Pricing and bookkeeping fees	432,598
	Custody fee	229,919
	Chief compliance officer expenses	5,400
	Treasury temporary guarantee program fee	4,058,154
	Other expenses	544,452
	Total Expenses	44,319,383
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(6,391,951)
	Fees waived by distributor:
	Adviser Class Shares	(4,349)
	Investor Class Shares	(1,815)
	Daily Class Shares	(76,803)
	Class A Shares	(13,184)
	Fees waived by shareholder service provider—Liquidity Class Shares	(62,921)
	Expense reductions	(130,799)
	Net Expenses	37,637,561
	Net Investment Income	129,704,829
	Net realized gain on investments	224,893
	Net Increase Resulting from Operations	129,929,722

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	129,704,829	202,957,749
	Net realized gain on investments	224,893	328,299
	Net increase resulting from operations	129,929,722	203,286,048
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(37,480,391)	(55,784,436)
	Trust Class Shares	(76,095,002)	(112,396,546)
	Liquidity Class Shares	(699,509)	(2,062,788)
	Adviser Class Shares	(1,185,699)	(1,846,850)
	Investor Class Shares	(117,823)	(117,453)
	Daily Class Shares	(734,826)	(1,117,697)
	Class A Shares	(240,133)	(409,266)
	Institutional Class Shares	(4,820,965)	(9,607,275)
	Retail A Shares	(143,801)	(394,093)
	G-Trust Shares	(8,186,679)	(19,223,973)
	Total distributions to shareholders	(129,704,828)	(202,960,377)
	Net Capital Stock Transactions	(201,610,937)	4,611,932,794
	Total increase (decrease) in net assets	(201,386,043)	4,612,258,465
Net Assets	Beginning of period	10,953,761,441	6,341,502,976
	End of period	10,752,375,398	10,953,761,441
	Undistributed net investment income at end of period	711,512	496,603

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	9,111,163,233	9,111,163,233	9,809,228,778	9,809,228,778
Distributions reinvested	15,434,361	15,434,361	23,677,640	23,677,640
Redemptions	(7,954,296,464)	(7,954,296,464)	(8,960,119,228)	(8,960,119,228)
Net increase	1,172,301,130	1,172,301,130	872,787,190	872,787,190
Trust Class Shares
Subscriptions	5,037,349,925	5,037,349,925	6,732,086,329	6,732,086,430
Proceeds received in connection with merger	—	—	2,223,959,222	2,223,903,023
Distributions reinvested	777,856	777,856	1,166,840	1,166,840
Redemptions	(6,137,266,533)	(6,137,266,533)	(5,502,389,315)	(5,502,389,315)
Net increase (decrease)	(1,099,138,752)	(1,099,138,752)	3,454,823,076	3,454,766,978
Liquidity Class Shares
Subscriptions	130,826,360	130,826,360	104,726,927	104,726,927
Distributions reinvested	699,149	699,149	2,042,866	2,042,866
Redemptions	(178,830,304)	(178,830,304)	(116,525,248)	(116,525,248)
Net decrease	(47,304,795)	(47,304,795)	(9,755,455)	(9,755,455)
Adviser Class Shares
Subscriptions	839,415,913	839,415,913	278,140,471	278,140,471
Distributions reinvested	1,025,974	1,025,974	1,806,820	1,806,820
Redemptions	(880,361,166)	(880,361,166)	(260,690,696)	(260,690,696)
Net increase (decrease)	(39,919,279)	(39,919,279)	19,256,595	19,256,595
Investor Class Shares
Subscriptions	11,140,661	11,140,661	19,443,247	19,458,747
Distributions reinvested	113,693	113,693	104,754	104,754
Redemptions	(15,508,805)	(15,508,805)	(10,530,432)	(10,530,432)
Net increase (decrease)	(4,254,451)	(4,254,451)	9,017,569	9,033,069
Daily Class Shares
Subscriptions	257,463,626	257,463,626	242,185,188	242,185,188
Distributions reinvested	734,825	734,825	1,117,637	1,117,637
Redemptions	(293,929,146)	(293,929,146)	(177,152,193)	(177,152,193)
Net increase (decrease)	(35,730,695)	(35,730,695)	66,150,632	66,150,632
Class A Shares
Subscriptions	52,821,946	52,821,946	39,537,773	39,537,773
Distributions reinvested	219,839	219,839	383,711	383,711
Redemptions	(55,860,262)	(55,860,262)	(27,463,211)	(27,463,211)
Net increase (decrease)	(2,818,477)	(2,818,477)	12,458,273	12,458,273

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Subscriptions	1,454,560,836	1,454,560,836	1,837,897,368	1,837,897,368
Distributions reinvested	4,750,912	4,750,912	9,418,551	9,418,551
Redemptions	(1,483,343,786)	(1,483,343,786)	(1,685,151,729)	(1,685,151,729)
Net increase (decrease)	(24,032,038)	(24,032,038)	162,164,190	162,164,190
Retail A Shares
Subscriptions	2,128,629	2,128,629	3,213,282	3,213,282
Distributions reinvested	137,150	137,150	382,064	382,064
Redemptions	(5,001,204)	(5,001,204)	(5,593,688)	(5,593,688)
Net decrease	(2,735,425)	(2,735,425)	(1,998,342)	(1,998,342)
G-Trust Shares
Subscriptions	505,910,615	505,910,616	673,833,788	673,833,788
Distributions reinvested	470	470	1,138	1,138
Redemptions	(623,889,241)	(623,889,241)	(646,765,262)	(646,765,262)
Net increase (decrease)	(117,978,156)	(117,978,155)	27,069,664	27,069,664

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0113		0.0254		0.0347		0.0141		0.0251		0.0125
Less Distributions to Shareholders:
From net investment income	(0.0113)		(0.0254)		(0.0347)		(0.0141)		(0.0251)		(0.0125)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.14%		2.57	%(d)	3.52%		1.42	%(e)	2.54%		1.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.23	%(f)	0.20	%(f)	0.20	%(f)	0.20	%(f)(g)	0.20	%(f)	0.20%
Waiver/Reimbursement	0.05%		0.06%		0.06%		0.07	%(g)	0.07%		0.08%
Net investment income	1.03	%(f)	2.40	%(d)(f)	3.47	%(f)	3.38	%(f)(g)	2.58	%(f)	1.31%
Net assets, end of period (000s)	$3,922,964		$2,750,559		$1,877,823		$1,688,338		$975,386		$1,049,210

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0103		0.0244		0.0337		0.0137		0.0241		0.0115
Less Distributions to Shareholders:
From net investment income	(0.0103)		(0.0244)		(0.0337)		(0.0137)		(0.0241)		(0.0115)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.04%		2.47	%(d)	3.42%		1.38	%(e)	2.44%		1.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.33	%(f)	0.30	%(f)	0.30	%(f)	0.30	%(f)(g)	0.30	%(f)	0.30%
Waiver/Reimbursement	0.05%		0.06%		0.06%		0.07	%(g)	0.07%		0.08%
Net investment income	1.05	%(f)	2.24	%(d)(f)	3.37	%(f)	3.27	%(f)(g)	2.43	%(f)	1.15%
Net assets, end of period (000s)	$5,587,196		$6,686,234		$3,230,990		$2,684,441		$2,475,660		$2,052,864

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0098		0.0239		0.0332		0.0135		0.0236		0.0110
Less Distributions to Shareholders:
From net investment income	(0.0098)		(0.0239)		(0.0332)		(0.0135)		(0.0236)		(0.0110)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.99%		2.42%		3.37%		1.36	%(d)	2.39%		1.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.38	%(e)	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%
Waiver/Reimbursement	0.15%		0.16%		0.16%		0.17	%(f)	0.17%		0.18%
Net investment income	1.11	%(e)	2.36	%(e)	3.31	%(e)	3.25	%(e)(f)	2.32	%(e)	0.92%
Net assets, end of period (000s)	$29,865		$77,169		$86,926		$20,549		$5,292		$3,392

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0089		0.0229		0.0322		0.0131		0.0226		0.0100
Less Distributions to Shareholders:
From net investment income	(0.0089)		(0.0229)		(0.0322)		(0.0131)		(0.0226)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.89%		2.32	%(d)	3.27%		1.31	%(e)	2.28%		1.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.48	%(f)	0.45	%(f)	0.45	%(f)	0.45	%(f)(g)	0.45	%(f)	0.45%
Waiver/Reimbursement	0.05%		0.06%		0.06%		0.07	%(g)	0.07%		0.08%
Net investment income	0.78	%(f)	2.11	%(d)(f)	3.23	%(f)	3.13	%(f)(g)	2.29	%(f)	0.98%
Net assets, end of period (000s)	$71,050		$110,969		$91,712		$75,079		$20,757		$11,183

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0080		0.0219		0.0312		0.0126		0.0216		0.0090
Less Distributions to Shareholders:
From net investment income	(0.0080)		(0.0219)		(0.0312)		(0.0126)		(0.0216)		(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.81%		2.21	%(d)	3.16%		1.27	%(e)	2.18%		0.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.57	%(f)	0.55	%(f)	0.55	%(f)	0.55	%(f)(g)	0.55	%(f)	0.55%
Waiver/Reimbursement	0.06%		0.05%		0.06%		0.07	%(g)	0.07%		0.08%
Net investment income	0.86	%(f)	1.88	%(d)(f)	3.07	%(f)	2.99	%(f)(g)	2.12	%(f)	0.82%
Net assets, end of period (000s)	$8,960		$13,214		$4,216		$7,376		$7,567		$11,280

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0062		0.0194		0.0287		0.0116		0.0191		0.0065
Less Distributions to Shareholders:
From net investment income	(0.0062)		(0.0194)		(0.0287)		(0.0116)		(0.0191)		(0.0065)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.62%		1.96	%(d)	2.90%		1.16	%(e)	1.93%		0.65%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.76	%(f)	0.80	%(f)	0.80	%(f)	0.80	%(f)(g)	0.80	%(f)	0.80%
Waiver/Reimbursement	0.12%		0.06%		0.06%		0.07	%(g)	0.07%		0.08%
Net investment income	0.64	%(f)	1.56	%(d)(f)	2.86	%(f)	2.76	%(f)(g)	1.88	%(f)	0.63%
Net assets, end of period (000s)	$59,499		$95,228		$29,191		$26,833		$28,871		$36,441

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class A Shares	2009		2008		2007		2006 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0073		0.0209		0.0302		0.0122		0.0206		0.0080
Less Distributions to Shareholders:
From net investment income	(0.0073)		(0.0209)		(0.0302)		(0.0122)		(0.0206)		(0.0080)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.73%		2.11	%(e)	3.06%		1.23	%(f)	2.08%		0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.64	%(g)	0.65	%(g)	0.65	%(g)	0.65	%(g)(h)	0.65	%(g)	0.65%
Waiver/Reimbursement	0.09%		0.06%		0.06%		0.07	%(h)	0.07%		0.08%
Net investment income	0.70	%(g)	1.92	%(e)(g)	3.01	%(g)	2.91	%(g)(h)	2.06	%(g)	0.75%
Net assets, end of period (000s)	$24,394		$27,212		$14,790		$17,859		$25,572		$28,934

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, Investor A Shares were renamed Class A Shares.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0109		0.0250		0.0343		0.0139		0.0247		0.0121
Less Distributions to Shareholders:
From net investment income	(0.0109)		(0.0250)		(0.0343)		(0.0139)		(0.0247)		(0.0121)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.10%		2.53	%(d)	3.48%		1.40	%(e)	2.50%		1.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.27	%(f)	0.24	%(f)	0.24	%(f)	0.24	%(f)(g)	0.24	%(f)	0.24%
Waiver/Reimbursement	0.05%		0.06%		0.06%		0.07	%(g)	0.07%		0.08%
Net investment income	1.06	%(f)	2.31	%(d)(f)	3.43	%(f)	3.33	%(f)(g)	2.44	%(f)	1.23%
Net assets, end of period (000s)	$445,549		$469,574		$307,411		$269,865		$123,606		$89,811

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Retail A Shares	2009	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0104	0.0245	0.0338	0.0137		0.0101
Less Distributions to Shareholders:
From net investment income	(0.0104)	(0.0245)	(0.0338)	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	1.05%	2.48%	3.43%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.32%	0.29%	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.05%	0.06%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	1.10%	2.49%	3.38%	3.28	%(g)	2.81	%(g)
Net assets, end of period (000s)	$12,052	$14,788	$16,748	$18,503		$19,200

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A Shares commenced operations on November, 21, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return represents aggregate total return for the period and assumes reinvestment of all distributions.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2009	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0113	0.0254	0.0347	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0113)	(0.0254)	(0.0347)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	1.14%	2.57%	3.52%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.23%	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.05%	0.06%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	1.14%	2.52%	3.46%	3.36	%(g)	2.90	%(g)
Net assets, end of period (000s)	$590,847	$708,813	$681,696	$721,252		$802,458

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Reserves
August 31, 2009

Note 1. Organization

Columbia Tax-Exempt Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 10, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Columbia Tax-Exempt Reserves, August 31, 2009

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$214,908	$(214,908)	$—

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31,
Distributions paid from:	2009	2008
Tax-Exempt Income	$127,807,009	$198,013,764
Ordinary Income*	1,821,288	4,675,381
Long-Term Capital Gains	76,531	271,232

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Columbia Tax-Exempt Reserves, August 31, 2009

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income
$2,112,043

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services

Columbia Tax-Exempt Reserves, August 31, 2009

Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Columbia Tax-Exempt Reserves, August 31, 2009

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2012	2011	2010	recovery	ended 8/31/09
$6,391,951	$4,855,011	$3,149,826	$14,396,788	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Columbia Tax-Exempt Reserves, August 31, 2009

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses by $130,799 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the year ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2009, 84.1% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss under the Program in the event the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the

Columbia Tax-Exempt Reserves, August 31, 2009

amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to Fund shares.

The Fund paid $4,273,568 to the Treasury to participate in the Program. This fee is being expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary expense for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Columbia Tax-Exempt Reserves, August 31, 2009

Note 9. Business Combinations and Mergers

As of the close of business March 24, 2008, Tax-Exempt Money Fund, a series of Excelsior Tax-Exempt Funds, Inc., merged into the Fund. The Fund received a tax-free transfer of assets from Tax-Exempt Money Fund as follows:

Shares Issued	Net Assets Received
2,223,959,222	$2,223,903,023

		Net Assets of
		Columbia
Net Assets of Columbia Tax-Exempt Reserves Prior to Combination	Net Assets of Tax-Exempt Money Fund Immediately Prior to Combination	Tax-Exempt Reserves Immediately After Combination
$10,756,230,307	$2,223,903,023	$12,980,133,330

Note 10. Subsequent Event

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Tax-Exempt Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2009

Federal Income Tax Information (Unaudited) – Columbia Tax-Exempt Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2009, $80,358, or if subsequently determined to be different, the net capital gain of such year.

For the fiscal year ended August 31, 2009, 98.7% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Director—Spectrum Brands, Inc. (consumer products); Director—Simmons Company (bedding); Director—The Finish Line (sportswear).

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer—California General Bank, N.A., from January 2008 through current; President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 66; Director—MIT Investment Company; Trustee—MIT 401k Plan; Trustee and Chairman—Research Foundation of CFA Institute.

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 66; Board Member—Piedmont Natural Gas.

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director—Renaissance Reinsurance Ltd; Director—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Mr. Santomero is currently deemed by the Columbia Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. ("Citigroup"), a company that may through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Columbia Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

Stephen T. Welsh (Born 1957)

One Financial Center Boston, MA 02111 Vice President (since 1996)	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Tax-Exempt Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/23433-0809 (10/09) 09/93051

Columbia Management®

Annual Report

August 31, 2009

Columbia Cash Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	15

Notes to Financial Statements	27

Report of Independent Registered Public Accounting Firm	40

Federal Income Tax Information	41

Fund Governance	42

Important Information About This Report	45

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 12 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

Understanding Your Expenses – Columbia Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum investment applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,001.92	1,023.84	1.36	1.38	0.27
Trust Class Shares	1,000.00	1,000.00	1,001.41	1,023.34	1.87	1.89	0.37
Liquidity Class Shares	1,000.00	1,000.00	1,001.11	1,023.09	2.12	2.14	0.42
Adviser Class Shares	1,000.00	1,000.00	1,000.71	1,022.68	2.52	2.55	0.50
Investor Class Shares	1,000.00	1,000.00	1,000.40	1,022.38	2.82	2.85	0.56
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,022.03	3.18	3.21	0.63
Class A Shares	1,000.00	1,000.00	1,000.20	1,022.18	3.02	3.06	0.60
Class B Shares	1,000.00	1,000.00	1,000.00	1,021.98	3.23	3.26	0.64
Class C Shares	1,000.00	1,000.00	1,000.00	1,021.98	3.23	3.26	0.64
Class Z Shares	1,000.00	1,000.00	1,001.92	1,023.84	1.36	1.38	0.27
Institutional Class Shares	1,000.00	1,000.00	1,001.71	1,023.64	1.56	1.58	0.31
Marsico Shares	1,000.00	1,000.00	1,000.40	1,022.38	2.82	2.85	0.56

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Cash Reserves

August 31, 2009

Certificates of Deposit – 47.3%
	Par ($)	Value ($)
Banco Bilbao Vizcaya Argentaria/NY
0.305% 10/23/09	17,100,000	17,100,122
0.305% 11/10/09	110,000,000	110,001,069
0.320% 10/19/09	132,000,000	132,000,000
0.370% 09/25/09	450,000,000	450,000,000
0.395% 10/01/09	298,500,000	298,501,242
Bank of Montreal
0.300% 09/08/09	382,000,000	382,000,000
0.310% 09/14/09	197,000,000	197,000,000
0.360% 09/16/09	475,000,000	475,000,000
Bank of Tokyo Mitsubishi Ltd. NY
0.340% 11/06/09	391,000,000	391,000,000
0.340% 11/09/09	300,000,000	300,000,000
0.350% 11/20/09	362,000,000	362,000,000
Barclays Bank PLC
0.330% 10/29/09	425,000,000	425,000,000
0.340% 11/02/09	166,000,000	166,000,000
BNP Paribas
0.420% 02/01/10	271,000,000	271,000,000
0.460% 01/22/10	493,750,000	493,750,000
0.600% 11/23/09	300,000,000	300,000,000
0.650% 09/08/09	122,000,000	122,000,000
0.750% 11/13/09	386,000,000	386,000,000
Credit Agricole SA
0.350% 10/20/09	183,000,000	183,002,489
0.360% 10/01/09	140,000,000	140,000,000
0.370% 11/18/09	336,000,000	336,000,000
0.370% 11/20/09	224,000,000	224,000,000
0.400% 11/10/09	195,000,000	195,000,000
0.430% 10/16/09	132,000,000	131,999,998
0.500% 10/08/09	377,000,000	377,000,000
0.520% 09/18/09	230,000,000	230,000,000
Deutsche Bank AG
0.300% 10/26/09	44,000,000	44,000,000
Lloyds TSB Bank PLC/New York
0.465% 10/19/09	698,000,000	698,004,648
0.540% 09/25/09	424,800,000	424,800,000
National Australia Bank Ltd.
0.320% 11/30/09	189,000,000	189,000,000
0.370% 11/10/09	315,000,000	315,000,000
0.380% 09/30/09	160,000,000	160,000,000
0.400% 02/05/10	149,000,000	149,000,000
0.430% 01/12/10	208,000,000	208,000,000
0.680% 11/16/09	165,000,000	165,000,000
Rabobank Nederland NV/NY
0.510% 12/22/09	593,000,000	593,000,000

	Par ($)	Value ($)
Royal Bank of Canada/NY
0.400% 01/11/10	30,000,000	30,000,000
Royal Bank of Scotland PLC NY
0.300% 09/17/09	299,000,000	299,000,000
Royal Bank of Scotland PLC/Greenwich CT
0.250% 09/21/09	100,000,000	100,000,000
0.290% 09/23/09	376,000,000	376,000,000
Societe Generale NY
0.350% 12/17/09	285,000,000	285,000,000
0.420% 11/10/09	384,500,000	384,500,000
0.650% 09/09/09	161,000,000	161,000,000
Sumitomo Mitsui Banking Corp./New York
0.390% 10/14/09	169,750,000	169,750,000
0.390% 10/19/09	70,000,000	70,000,000
0.400% 09/01/09	140,000,000	140,000,000
0.400% 09/29/09	97,000,000	97,000,000
0.410% 10/06/09	136,000,000	136,000,000
0.450% 09/16/09	120,000,000	120,000,000
Svenska Handelsbanken/New York NY
0.310% 10/22/09	602,000,000	602,000,000
0.320% 10/09/09	242,000,000	242,000,000
0.320% 10/19/09	240,000,000	240,000,000
0.350% 09/08/09	365,000,000	365,000,709
0.350% 10/07/09	18,000,000	18,000,719
Toronto Dominion Bank/NY
0.330% 11/17/09	150,000,000	150,000,000
0.400% 02/08/10	29,000,000	29,000,000
0.450% 01/07/10	154,000,000	154,000,000
UBS AG/Stamford Branch
0.340% 12/01/09	193,000,000	193,000,000
0.390% 11/25/09	289,000,000	288,999,988
0.420% 11/25/09	227,000,000	227,000,000
0.475% 11/23/09	305,000,000	305,000,000
0.500% 11/16/09	190,000,000	190,000,000
0.500% 11/17/09	398,000,000	398,000,000
3.415% 09/08/09	9,000,000	9,005,433
Wachovia Bank N.A.
0.410% 01/25/10	16,000,000	15,973,396
0.500% 12/07/09	44,000,000	43,940,722
0.510% 11/27/09	39,000,000	38,951,933
Westpac Banking Corp./NY
0.340% 09/17/09	158,200,000	158,200,000
Total Certificates of Deposit (cost of $16,077,482,468)		16,077,482,468

See Accompanying Notes to Financial Statements.

2

Columbia Cash Reserves

August 31, 2009

Commercial Paper – 26.1%
	Par ($)	Value ($)
American Honda Finance Corp.
0.330% 11/03/09 (a)	47,000,000	46,972,857
0.330% 12/02/09 (a)	103,000,000	102,913,137
0.350% 11/19/09 (a)	26,000,000	25,980,031
0.380% 11/18/09 (a)	45,000,000	44,962,950
Australia & New Zealand Banking Group Ltd.
0.400% 02/08/10 (a)(b)	44,000,000	43,921,778
Barton Capital Corp.
0.300% 11/04/09 (a)(b)	38,000,000	37,979,733
0.310% 10/09/09 (a)(b)	39,000,000	38,987,238
0.320% 10/07/09 (a)(b)	31,046,000	31,036,065
0.330% 10/06/09 (a)(b)	279,959,000	279,869,180
Bryant Park Funding LLC
0.230% 09/21/09 (a)(b)	40,000,000	39,994,889
CBA Delaware Finance, Inc.
0.330% 09/08/09 (a)	173,000,000	172,988,899
Citigroup Funding, Inc.
0.400% 09/01/09 (a)	375,900,000	375,900,000
0.400% 09/03/09 (a)	597,000,000	596,986,733
Danske Corp.
0.240% 09/22/09 (a)(b)	136,697,000	136,677,862
E.ON AG
0.560% 11/16/09 (a)(b)	123,000,000	122,854,587
0.560% 11/18/09 (a)(b)	6,000,000	5,992,720
Fairway Finance LLC
0.290% 11/06/09 (a)(b)	36,808,000	36,788,430
0.320% 10/06/09 (a)(b)	61,762,000	61,742,785
0.340% 10/01/09 (a)(b)	91,057,000	91,031,201
0.350% 09/01/09 (a)(b)	120,568,000	120,568,000
0.350% 09/08/09 (a)(b)	51,000,000	50,996,529
0.350% 09/10/09 (a)(b)	72,753,000	72,746,634
0.360% 09/14/09 (a)(b)	26,015,000	26,011,618
0.360% 10/06/09 (a)(b)	65,116,000	65,093,209
Falcon Asset Securitization Co. LLC
0.210% 09/18/09 (a)(b)	113,000,000	112,988,794
0.290% 09/24/09 (a)(b)	166,000,000	165,969,244
Gemini Securitization Corp. LLC
0.220% 09/22/09 (a)(b)	63,000,000	62,991,915
0.230% 09/18/09 (a)(b)	44,012,000	44,007,220
0.240% 09/09/09 (a)(b)	29,000,000	28,998,453
0.300% 10/16/09 (a)(b)	24,000,000	23,991,000
0.300% 10/27/09 (a)(b)	77,000,000	76,964,067
0.300% 10/28/09 (a)(b)	45,750,000	45,728,269
0.300% 11/02/09 (a)(b)	63,000,000	62,967,450
0.300% 11/05/09 (a)(b)	50,000,000	49,972,917
0.320% 09/02/09 (a)(b)	16,000,000	15,999,858

	Par ($)	Value ($)
0.330% 10/09/09 (a)(b)	45,000,000	44,984,325
0.350% 09/08/09 (a)(b)	217,500,000	217,485,198
0.370% 09/09/09 (a)(b)	142,136,000	142,124,313
0.370% 09/23/09 (a)(b)	100,000,000	99,977,389
0.370% 09/25/09 (a)(b)	95,550,000	95,526,431
0.380% 09/01/09 (a)(b)	88,000,000	88,000,000
0.380% 09/10/09 (a)(b)	34,000,000	33,996,770
General Electric Capital Corp.
0.320% 10/22/09 (a)	572,000,000	571,740,693
General Electric Co.
0.330% 09/23/09 (a)	118,000,000	117,976,203
0.350% 09/23/09 (a)	577,500,000	577,376,479
Gotham Funding Corp.
0.380% 09/09/09 (a)(b)	101,000,000	100,991,471
0.380% 09/10/09 (a)(b)	60,000,000	59,994,300
Grampian Funding LLC
0.400% 09/28/09 (a)(b)	236,500,000	236,429,050
0.500% 11/30/09 (a)(b)	235,500,000	235,205,625
ING US Funding LLC
0.300% 11/02/09 (a)	17,000,000	16,991,217
0.300% 11/03/09 (a)	209,000,000	208,890,275
0.310% 10/28/09 (a)	53,400,000	53,373,789
0.320% 11/10/09 (a)	78,000,000	77,951,467
Liberty Street Funding LLC
0.250% 10/13/09 (a)(b)	9,500,000	9,497,229
0.300% 10/26/09 (a)(b)	44,000,000	43,979,833
0.300% 10/28/09 (a)(b)	29,000,000	28,986,225
0.300% 11/03/09 (a)(b)	24,000,000	23,987,400
0.300% 11/05/09 (a)(b)	70,000,000	69,962,083
0.310% 09/30/09 (a)(b)	18,000,000	17,995,505
0.350% 09/10/09 (a)(b)	53,500,000	53,495,319
0.360% 09/15/09 (a)(b)	44,500,000	44,493,770
LMA Americas LLC
0.240% 09/17/09 (a)(b)	83,300,000	83,291,115
Matchpoint Master Trust
0.300% 09/14/09 (a)(b)	16,000,000	15,998,267
0.300% 10/13/09 (a)(b)	12,000,000	11,995,800
Old Line Funding LLC
0.300% 11/03/09 (a)(b)	33,829,000	33,811,240
Park Avenue Receivables Corp.
0.210% 09/18/09 (a)(b)	62,000,000	61,993,852
0.300% 10/01/09 (a)(b)	90,000,000	89,977,500
Sheffield Receivables Corp.
0.230% 10/05/09 (a)(b)	75,000,000	74,983,708
0.230% 10/07/09 (a)(b)	49,000,000	48,988,730

See Accompanying Notes to Financial Statements.

3

Columbia Cash Reserves

August 31, 2009

Commercial Paper (continued)
	Par ($)	Value ($)
0.300% 09/09/09 (a)(b)	194,000,000	193,987,067
0.300% 11/06/09 (a)(b)	94,000,000	93,948,300
0.300% 11/10/09 (a)(b)	85,000,000	84,950,417
0.300% 11/12/09 (a)(b)	150,000,000	149,910,000
0.310% 10/15/09 (a)(b)	30,000,000	29,988,633
0.330% 09/03/09 (a)(b)	65,000,000	64,998,808
0.330% 09/09/09 (a)(b)	54,000,000	53,996,040
0.330% 10/02/09 (a)(b)	94,000,000	93,973,288
Starbird Funding Corp.
0.230% 09/21/09 (a)(b)	71,000,000	70,990,928
Straight-A Funding LLC
0.270% 10/26/09 (a)(b)	50,089,000	50,068,338
Sumitomo Mitsui Banking Corp./New York
0.410% 10/07/09	20,000,000	20,000,400
Toyota Credit Canada, Inc.
0.400% 11/03/09 (a)	60,000,000	59,958,000
0.450% 12/04/09 (a)	10,000,000	9,988,250
0.450% 12/09/09 (a)	50,000,000	49,938,125
Toyota Motor Credit Corp.
0.300% 11/05/09 (a)	170,000,000	169,907,917
0.300% 11/06/09 (a)	238,000,000	237,869,100
0.330% 12/04/09 (a)	89,000,000	88,923,312
Tulip Funding Corp.
0.240% 09/18/09 (a)(b)	49,453,000	49,447,395
Variable Funding Capital Co. LLC
0.300% 09/01/09 (a)(b)	72,000,000	72,000,000
0.300% 11/06/09 (a)(b)	100,000,000	99,945,000
0.320% 10/14/09 (a)(b)	87,000,000	86,966,747
Victory Receivables Corp.
0.260% 09/16/09 (a)(b)	22,000,000	21,997,617
Total Commercial Paper (cost of $8,865,782,505)		8,865,782,505
Government & Agency Obligations – 13.6%
U.S. Government Agencies – 9.6%
Federal Farm Credit Bank
0.420% 07/20/11 (10/20/09) (d)(e)	135,000,000	134,998,272
Federal Home Loan Bank
0.150% 10/09/09 (c)	18,600,000	18,597,055
0.150% 10/21/09 (c)	23,855,000	23,850,030
0.160% 10/16/09 (c)	35,400,000	35,392,920
0.160% 10/21/09 (c)	87,000,000	86,980,667
0.268% 11/05/10 (11/07/09) (d)(e)	231,000,000	230,918,284

	Par ($)	Value ($)
0.301% 10/29/10 (10/30/09) (d)(e)	108,000,000	107,992,271
0.510% 01/12/10 (c)	179,000,000	178,662,734
Federal Home Loan Mortgage Corp.
0.343% 02/01/11 (11/01/09) (d)(e)	345,000,000	345,059,251
0.541% 01/28/11 (10/30/09) (d)(e)	15,000,000	15,047,643
0.600% 09/14/09 (c)	68,000,000	67,985,267
0.608% 04/07/11 (10/07/09) (d)(e)	493,000,000	493,192,012
0.610% 09/14/09 (c)	340,000,000	339,925,106
0.702% 03/09/11 (09/09/09) (d)(e)	889,000,000	891,990,215
Federal National Mortgage Association
0.420% 12/31/09 (c)	204,000,000	203,712,020
0.570% 09/02/09 (c)	100,000,000	99,998,417
U.S. Government Agencies Total		3,274,302,164
U.S. Government Obligations – 4.0%
U.S. Treasury Bill
0.170% 10/29/09 (c)	126,000,000	125,965,490
0.285% 12/17/09 (c)	240,000,000	239,796,700
0.370% 10/01/09 (c)	242,000,000	241,925,384
0.420% 10/08/09 (c)	242,000,000	241,895,537
U.S. Treasury Note
3.250% 12/31/09 (c)	387,000,000	390,662,364
4.000% 09/30/09 (c)	105,000,000	105,319,848
U.S. Government Obligations Total		1,345,565,323
Total Government & Agency Obligations (cost of $4,619,867,487)		4,619,867,487
Corporate Bonds – 1.6%
Axon Financial Funding LLC
0.252% 11/05/09 (b)(e)(f)(g)(h) (amortized cost of $83,373,551)	83,373,551	36,684,363
0.330% 11/05/09 (b)(e)(f)(g)(h) (amortized cost of $121,102,924)	121,102,924	53,285,286
Issuer Entity LLC
0.459% 11/05/09 (e)(f)(h)(i)(j) (amortized cost of $44,042,335)	44,042,335	11,393,752

See Accompanying Notes to Financial Statements.

4

Columbia Cash Reserves

August 31, 2009

Corporate Bonds (continued)
	Par ($)	Value ($)
Lehman Brothers Holdings, Inc.
2.654% 11/05/09 (f)(h) (amortized cost of $400,000,000)	400,000,000	73,500,000
Victoria Finance LLC
2.065% 11/05/09 (b)(f)(g)(h) (amortized cost of $76,418,876)	76,418,876	38,973,627
2.065% 11/05/09 (b)(f)(g)(h) (amortized cost of $76,452,075)	76,452,075	38,990,558
2.070% 11/05/09 (b)(f)(g)(h) (amortized cost of $78,484,065)	78,484,065	40,026,873
2.472% 11/05/09 (b)(f)(g)(h) (amortized cost of $76,461,514)	76,461,514	38,995,372
2.760% 11/05/09 (b)(f)(g)(h) (amortized cost of $155,320,395)	155,320,395	79,213,402
Wells Fargo & Co.
0.729% 09/15/09 (e)	57,000,000	57,007,279
Wickersham Issuer Entity, LLC
5.000% 11/05/09 (e)(h)(k)(l) (amortized cost of $142,363,311)	142,363,311	97,533,104
Total Corporate Bonds (cost of $1,277,954,188)		565,603,616
Municipal Bonds – 0.1%
Colorado – 0.1%
CO Housing & Finance Authority
Series 2002 A1,
SPA: FHLMC 0.400% 11/01/13 (09/07/09) (d)(m)	2,000,000	2,000,000
Series 2003 A-1,
SPA: FHLB 0.400% 10/01/33 (09/07/09) (d)(m)	10,000,000	10,000,000

	Par ($)	Value ($)
Series 2006 CL1,
SPA: FHLMC 0.400% 11/01/36 (09/07/09) (d)(m)	5,000,000	5,000,000
Colorado Total		17,000,000
Illinois – 0.0%
IL Midwestern University Foundation
Series 2009 A,
LOC: Royal Bank of Canada 0.500% 04/01/44 (09/07/09) (d)(m)	10,000,000	10,000,000
Illinois Total		10,000,000
New Hampshire – 0.0%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.320% 06/01/41 (09/07/09) (d)(m)	4,000,000	4,000,000
New Hampshire Total		4,000,000
North Carolina – 0.0%
NC County of Catawba
Series 2009,
LOC: Branch Banking & Trust 0.550% 10/01/34 (09/07/09) (d)(m)	5,350,000	5,350,000
North Carolina Total		5,350,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2007 D,
SPA: Fortis Bank SA: 0.420% 09/01/27 (09/02/09) (d)(m)	11,500,000	11,500,000
1.000% 09/01/27 (m)	2,000,000	2,000,000
Wisconsin Total		13,500,000
Total Municipal Bonds (cost of $49,850,000)		49,850,000
Time Deposit – 0.2%
Deutsche Bank AG
0.130% 09/01/09	73,751,000	73,751,000
Total Time Deposit (cost of $73,751,000)		73,751,000

See Accompanying Notes to Financial Statements.

5

Columbia Cash Reserves

August 31, 2009

Repurchase Agreements – 9.3%
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 08/31/09, due 09/01/09 at 0.380%, collateralized by corporate bonds with various maturities to 08/15/19, market value $692,290,001 (repurchase proceeds $647,006,829)	647,000,000	647,000,000
Repurchase agreement with BNP Paribas, dated 08/31/09, due 09/01/09 at 0.330%, collateralized by corporate bonds with various maturities to 11/15/18, market value $37,450,001 (repurchase proceeds $35,000,321)	35,000,000	35,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/09, due 09/01/09 at 0.190%, collateralized by a corporate bond maturing 01/15/11, market value $86,304,242 (repurchase proceeds $84,612,447)	84,612,000	84,612,000
Repurchase agreement with Deutsche Bank, dated 08/31/09, due 09/01/09 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 01/15/30, market value $39,634,286 (repurchase proceeds $38,857,216)	38,857,000	38,857,000
Repurchase agreement with Deutsche Bank, dated 08/31/09, due 09/01/09 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/39, market value $80,580,001 (repurchase proceeds $79,000,461)	79,000,000	79,000,000

	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank, dated 08/31/09, due 09/01/09 at 0.380%, collateralized by corporate bonds with various maturities to 03/01/19, market value $360,590,000 (repurchase proceeds $337,003,557)	337,000,000	337,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/26/09, due 09/02/09 at 0.250%, collateralized by corporate bonds with various maturities to 04/25/18, market value $167,990,000 (repurchase proceeds $157,001,090)	157,000,000	157,000,000
Repurchase agreement with Greenwich Capital, dated 08/31/09, due 09/01/09 at 0.380%, collateralized by commercial paper with various maturities to 10/27/10, market value $527,103,854 (repurchase proceeds $502,005,299)	502,000,000	502,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/09, due 09/01/09 at 0.330%, collateralized by corporate bonds with various maturities to 05/16/18, market value $200,094,069 (repurchase proceeds $187,001,714)	187,000,000	187,000,000
Repurchase agreement with Morgan Stanley, dated 08/31/09, due 09/01/09 at 0.305%, collateralized by corporate bonds with various maturities to 11/23/09, market value $105,917,387 (repurchase proceeds $100,000,847)	100,000,000	100,000,000

See Accompanying Notes to Financial Statements.

6

Columbia Cash Reserves

August 31, 2009

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Royal Bank of Canada, dated 08/31/09, due 09/01/09 at 0.330%, collateralized by corporate bonds and commercial paper with various maturities to 08/15/19, market value $478,660,776 (repurchase proceeds $452,710,150)	452,706,000	452,706,000
Repurchase agreement with UBS Securities, Inc., dated 08/31/09, due 09/01/09 at 0.330%, collateralized by corporate bonds with various maturities to 07/12/12, market value $44,944,686 (repurchase proceeds $42,000,385)	42,000,000	42,000,000
Repurchase agreement with UBS Warburg AG, dated 08/31/09, due 09/01/09 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 06/17/10, market value $510,001,518 (repurchase proceeds $500,002,917)	500,000,000	500,000,000
Total Repurchase Agreements (cost of $3,162,175,000)		3,162,175,000
Other – 1.8%
Capital Support Agreement with Affiliates (n)	—	599,700,000
Total Other (cost of $—)		599,700,000
Total Investments – 100.0% (cost of $34,126,862,648) (o)		34,014,212,076
Other Assets & Liabilities, Net – 0.0%		5,917,651
Net Assets – 100.0%		34,020,129,727

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid except for those in the following table, amounted to $5,564,362,152, which represents 16.4% of net assets.

Security	Acquisition Date	Acquisition Cost
Axon Financial Funding LLC 0.252% 11/05/09	04/23/07	$100,000,000
0.330% 11/05/09	05/18/07	50,000,000
Victoria Finance LLC 1.000% 11/05/09	03/13/07	100,000,000
1.000% 11/05/09	03/20/07	100,000,000
1.000% 11/05/09	03/08/07	100,000,000
1.000% 11/05/09	08/27/07	200,000,000
1.000% 11/05/09	07/18/07	100,000,000
		$750,000,000

(c)  The rate shown represents the annualized yield at the date of purchase.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(f)  Security is in default and is a covered security under the Capital Support Agreement.

(g)  Security issued by a structured investment vehicle.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $508,596,337, which represents 1.5% of net assets.

(i)  Security received in exchange for Security of Ottimo Funding Ltd. on November 2, 2007.

(j)  Columbia Management Advisors, LLC was informed on October 28, 2008 that noteholders have voted in favor of extending the maturity date of this security to November 5, 2009.

(k)  Security is a covered security under the Capital Support Agreement.

(l)  Security received in exchange for security of Thornburg Mortgage Capital Resources, LLC on May 14, 2008.

(m)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(n)  See Note 3.

(o)  Cost for federal income tax purposes is $34,133,919,500.

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Certificates of Deposit	$—	$16,077,482,468	$—	$16,077,482,468
Commercial Paper	—	8,865,782,505	—	8,865,782,505
Government & Agency Obligations
U.S. Government Agencies	—	3,274,302,164	—	3,274,302,164
U.S. Government Obligations	—	1,345,565,323	—	1,345,565,323
Total Government & Agency Obligations	—	4,619,867,487	—	4,619,867,487
Corporate Bonds	—	130,507,278	435,096,338	565,603,616
Municipal Bonds	—	49,850,000	—	49,850,000
Time Deposit	—	73,751,000	—	73,751,000
Total Repurchase Agreements	—	3,162,175,000	—	3,162,175,000
Capital Support Agreement	—	—	599,700,000	599,700,000
Total Investments	$—	$32,979,415,738	$1,034,796,338	$34,014,212,076

See Accompanying Notes to Financial Statements.

7

Columbia Cash Reserves

August 31, 2009

The following table reconciles asset balances for the twelve month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2008	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Corporate Bonds	$1,033,802,164	$—	$(37,274,358)	$(143,239,990)	$—	$(418,191,478)	$—	$—	$435,096,338
Capital Support Agreement	77,400,000	—	—	522,300,000	—	—	—	—	599,700,000
Total	$1,111,202,164	$—	$(37,274,358)	$379,060,010	$—	$(418,191,478)	$—	$—	$1,034,796,338

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at August 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $379,060,010. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Cash Reserves
August 31, 2009

		($)
Assets	Total investments, at cost	34,126,862,648
	Investment securities , at value	33,414,512,076
	Capital Support Agreement, at value (See Note 3)	599,700,000
	Total investments, at value	34,014,212,076
	Cash	859
	Receivable for:
	Fund shares sold	1,371,521
	Interest	18,650,185
	Expense reimbursement due from investment advisor	18,979
	Trustees' deferred compensation plan	125,510
	Prepaid expenses	1,589,662
	Total Assets	34,035,968,792
Liabilities	Payable for:
	Investments purchased	2,000,000
	Fund shares repurchased	3,471,501
	Distributions	444,207
	Investment advisory fee	4,485,509
	Administration fee	1,184,439
	Transfer agent fee	164,173
	Trustees' fees	200,320
	Pricing and bookkeeping fees	37,159
	Custody fee	200,810
	Distribution and service fee	2,390,711
	Shareholder administration fee	207,225
	Chief compliance officer expenses	2,339
	Reports to shareholders	843,388
	Trustees' deferred compensation plan	125,510
	Other liabilities	81,774
	Total Liabilities	15,839,065
	Net Assets	34,020,129,727
Net Assets Consist of	Paid-in capital	34,185,955,644
	Overdistributed net investment income	(287,073)
	Accumulated net realized loss	(52,888,272)
	Unrealized loss on investments, net of Capital Support Agreement (See Note 3)	(112,650,572)
	Net Assets	34,020,129,727

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities (continued) – Columbia Cash Reserves
August 31, 2009

Capital Class Shares	Net assets	$9,410,196,178
	Shares outstanding	9,456,521,664
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$934,915,922
	Shares outstanding	939,518,423
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$463,144,804
	Shares outstanding	465,424,822
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$6,761,913,549
	Shares outstanding	6,795,201,796
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$380,937,056
	Shares outstanding	382,812,374
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$12,642,466,440
	Shares outstanding	12,704,704,082
	Net asset value per share	$1.00
Class A Shares	Net assets	$382,034,899
	Shares outstanding	383,915,620
	Net asset value per share	$1.00
Class B Shares	Net assets	$46,074,059
	Shares outstanding	46,300,877
	Net asset value per share	$1.00
Class C Shares	Net assets	$19,732,593
	Shares outstanding	19,829,735
	Net asset value per share	$1.00
Class Z Shares	Net assets	$610,473,737
	Shares outstanding	613,479,040
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,349,743,200
	Shares outstanding	2,361,310,760
	Net asset value per share	$1.00
Marsico Shares	Net assets	$18,497,290
	Shares outstanding	18,588,350
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Cash Reserves
For the Year Ended August 31, 2009

		($)
Investment Income	Interest	637,198,841
Expenses	Investment advisory fee	65,299,751
	Administration fee	39,603,778
	Distribution fee:
	Investor Class Shares	549,025
	Daily Class Shares	54,086,828
	Class A Shares	472,443
	Class B Shares	439,656
	Class C Shares	196,437
	Service fee:
	Liquidity Class Shares	1,763,500
	Adviser Class Shares	26,934,524
	Investor Class Shares	1,372,562
	Daily Class Shares	38,633,448
	Class A Shares	1,181,109
	Class B Shares	146,552
	Class C Shares	65,479
	Marsico Shares	56,991
	Shareholder administration fee:
	Trust Class Shares	1,402,002
	Class A Shares	472,443
	Class B Shares	58,621
	Class C Shares	26,191
	Institutional Class Shares	1,202,523
	Marsico Shares	22,797
	Pricing and bookkeeping fees	257,522
	Transfer agent fee	1,205,008
	Trustees' fees	16,887
	Custody fee	1,057,497
	Chief compliance officer expenses	14,839
	Treasury temporary guarantee program fee	27,285,990
	Other expenses	3,491,870
	Total Expenses	267,316,273
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(23,852,318)
	Fees waived by distributor:
	Liquidity Class Shares	(10,016)
	Adviser Class Shares	(909,867)
	Investor Class Shares	(127,830)
	Daily Class Shares	(16,278,238)
	Class A Shares	(226,459)
	Class B Shares	(214,455)
	Class C Shares	(95,439)
	Marsico Shares	(5,952)
	Fees waived by shareholder service provider—Liquidity Class Shares	(705,400)
	Expense reductions	(2,161)
	Net Expenses	224,888,138
	Net Investment Income	412,310,703
Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(37,965,816)
	Reimbursement by an affiliate for realized loss (See Note 10)	37,274,358
	Net realized loss	(691,458)
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	522,300,000
	Change in unrealized depreciation on investments	(469,739,987)
	Net Gain	51,868,555
	Net Increase Resulting from Operations	464,179,258

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Cash Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	412,310,703	2,024,227,491
	Net realized loss on investments	(691,458)	(34,943,334)
	Change in unrealized appreciation on Capital Support Agreement (See Note 3)	522,300,000	77,400,000
	Change in unrealized appreciation (depreciation) on investments	(469,739,987)	(242,610,585)
	Net increase resulting from operations	464,179,258	1,824,073,572
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(114,653,588)	(430,559,901)
	Trust Class Shares	(15,998,426)	(85,408,318)
	Liquidity Class Shares	(7,514,487)	(35,125,969)
	Adviser Class Shares	(111,418,883)	(591,253,019)
	Investor Class Shares	(4,972,233)	(34,496,479)
	Daily Class Shares	(109,380,955)	(581,570,093)
	Class A Shares	(4,461,844)	(16,601,043)
	Class B Shares	(241,826)	(1,204,268)
	Class C Shares	(105,466)	(300,457)
	Class Z Shares	(7,342,677)	(25,627,939)
	Institutional Class Shares	(36,028,070)	(222,004,929)
	Marsico Shares	(192,249)	(518,491)
	Total distributions to shareholders	(412,310,704)	(2,024,670,906)
	Net Capital Stock Transactions	(17,305,801,674)	(14,117,088,586)
	Total decrease in net assets	(17,253,933,120)	(14,317,685,920)
Net Assets	Beginning of period	51,274,062,847	65,591,748,767
	End of period	34,020,129,727	51,274,062,847
	Overdistributed net investment income at end of period	(287,073)	(287,073)

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Columbia Cash Reserves

	Capital Stock Activity
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	33,074,351,160	33,074,351,160	54,830,494,305	54,830,494,305
Proceeds received in connection with merger	—	—	2,459,913,083	2,459,591,802
Distributions reinvested	68,568,221	68,568,221	279,327,694	279,327,694
Redemptions	(34,274,552,135)	(34,274,552,135)	(60,980,068,382)	(60,980,068,382)
Net decrease	(1,131,632,754)	(1,131,632,754)	(3,410,333,300)	(3,410,654,581)
Trust Class Shares
Subscriptions	1,642,379,791	1,642,379,791	2,459,787,641	2,459,787,641
Distributions reinvested	364,971	364,971	2,102,529	2,102,529
Redemptions	(2,432,056,175)	(2,432,056,175)	(3,471,359,797)	(3,471,359,797)
Net decrease	(789,311,413)	(789,311,413)	(1,009,469,627)	(1,009,469,627)
Liquidity Class Shares
Subscriptions	1,742,785,538	1,742,785,538	4,842,653,451	4,842,653,451
Proceeds received in connection with merger	—	—	11,108	11,106
Distributions reinvested	6,782,187	6,782,187	31,319,692	31,319,692
Redemptions	(2,099,127,636)	(2,099,127,636)	(5,279,833,751)	(5,279,833,751)
Net decrease	(349,559,911)	(349,559,911)	(405,849,500)	(405,849,502)
Adviser Class Shares
Subscriptions	20,205,057,181	20,205,057,180	38,387,633,785	38,387,633,785
Proceeds received in connection with merger	—	—	97,929,993	97,912,481
Distributions reinvested	24,564,416	24,564,416	119,023,220	119,023,220
Redemptions	(27,362,097,456)	(27,362,097,456)	(43,038,585,704)	(43,038,585,704)
Net decrease	(7,132,475,859)	(7,132,475,860)	(4,433,998,706)	(4,434,016,218)
Investor Class Shares
Subscriptions	727,124,312	727,124,312	1,996,872,360	1,996,872,360
Distributions reinvested	4,643,109	4,643,109	29,704,108	29,704,108
Redemptions	(1,048,383,901)	(1,048,383,901)	(2,440,036,822)	(2,440,036,822)
Net decrease	(316,616,480)	(316,616,480)	(413,460,354)	(413,460,354)
Daily Class Shares
Subscriptions	6,245,560,708	6,245,560,708	9,020,342,768	9,020,342,768
Distributions reinvested	109,379,566	109,379,566	581,426,051	581,426,051
Redemptions	(11,457,020,769)	(11,457,020,769)	(11,879,424,599)	(11,879,424,599)
Net decrease	(5,102,080,495)	(5,102,080,495)	(2,277,655,780)	(2,277,655,780)
Class A Shares
Subscriptions	680,833,781	680,833,782	1,075,878,884	1,075,878,884
Distributions reinvested	4,376,820	4,376,820	16,323,436	16,323,436
Redemptions	(996,397,567)	(996,397,567)	(789,247,258)	(789,247,258)
Net increase (decrease)	(311,186,966)	(311,186,965)	302,955,062	302,955,062

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets (continued) – Columbia Cash Reserves

	Capital Stock Activity
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Subscriptions	49,226,519	49,226,519	35,484,337	35,484,337
Distributions reinvested	210,420	210,420	1,048,667	1,048,667
Redemptions	(50,653,921)	(50,653,930)	(40,099,052)	(40,099,064)
Net decrease	(1,216,982)	(1,216,991)	(3,566,048)	(3,566,060)
Class C Shares
Subscriptions	38,201,967	38,201,967	26,336,862	26,336,862
Distributions reinvested	95,677	95,677	271,603	271,603
Redemptions	(34,551,194)	(34,551,194)	(18,808,365)	(18,808,365)
Net increase	3,746,450	3,746,450	7,800,100	7,800,100
Class Z Shares
Subscriptions	226,045,390	226,045,390	261,902,413	261,902,413
Distributions reinvested	7,116,621	7,116,621	24,896,487	24,896,487
Redemptions	(297,008,004)	(297,008,004)	(317,741,874)	(317,741,874)
Net decrease	(63,845,993)	(63,845,993)	(30,942,974)	(30,942,974)
Institutional Class Shares
Subscriptions	9,824,013,027	9,824,013,027	16,317,340,780	16,317,340,780
Proceeds received in connection with merger	—	—	217,635,281	217,600,515
Distributions reinvested	33,564,024	33,564,024	200,732,058	200,732,058
Redemptions	(11,965,617,185)	(11,965,617,185)	(19,187,123,332)	(19,187,123,332)
Net decrease	(2,108,040,134)	(2,108,040,134)	(2,451,415,213)	(2,451,449,979)
Marsico Shares
Subscriptions	12,108,626	12,108,626	17,607,797	17,607,797
Distributions reinvested	192,249	192,249	518,366	518,366
Redemptions	(15,882,003)	(15,882,003)	(8,904,836)	(8,904,836)
Net increase (decrease)	(3,581,128)	(3,581,128)	9,221,327	9,221,327

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.04	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.04		0.05	0.02		0.04	0.02
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	1.13	%(e)	3.72	%(e)	5.30%	2.08	%(f)	3.62%	1.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.26%		0.20%		0.20%	0.20	%(h)	0.20%	0.20%
Waiver/Reimbursement	0.05%		0.05%		0.06%	0.06	%(h)	0.07%	0.07%
Net investment income (g)	1.10%		3.76%		5.17%	4.91	%(h)	3.58%	1.53%
Net assets, end of period (000s)	$9,410,196		$10,543,052		$13,992,967	$16,908,924		$17,884,676	$18,286,171

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.04		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	1.03	%(e)	3.62	%(e)	5.19%	2.04	%(f)	3.52%	1.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.36%		0.30%		0.30%	0.30	%(h)	0.30%	0.30%
Waiver/Reimbursement	0.05%		0.05%		0.06%	0.06	%(h)	0.07%	0.07%
Net investment income (g)	1.14%		3.72%		5.07%	4.83	%(h)	3.48%	1.47%
Net assets, end of period (000s)	$934,916		$1,721,466		$2,737,087	$3,897,869		$3,711,063	$3,456,700

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.21)% and 2.63%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.04		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.98	%(e)	3.57	%(e)	5.14%	2.02	%(f)	3.46%	1.44%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.41%		0.35%		0.35%	0.35	%(h)	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.15%		0.16%	0.16	%(h)	0.17%	0.17%
Net investment income (g)	1.07%		3.64%		5.02%	4.77	%(h)	3.40%	1.39%
Net assets, end of period (000s)	$463,145		$811,513		$1,220,566	$1,249,962		$1,041,913	$1,206,319

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.26)% and 2.58%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.89	%(e)	3.46	%(e)	5.04%	1.97	%(f)	3.36%	1.34%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.50%		0.45%		0.45%	0.45	%(h)	0.45%	0.45%
Waiver/Reimbursement	0.06%		0.05%		0.06%	0.06	%(h)	0.07%	0.07%
Net investment income (g)	1.03%		3.51%		4.92%	4.68	%(h)	3.36%	1.33%
Net assets, end of period (000s)	$6,761,914		$13,868,350		$18,357,646	$15,815,912		$14,216,339	$11,085,234

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.35)% and 2.47%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.81	%(e)	3.36	%(e)	4.93%	1.93	%(f)	3.26%	1.23%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.59%		0.55%		0.55%	0.55	%(h)	0.55%	0.55%
Waiver/Reimbursement	0.07%		0.05%		0.06%	0.06	%(h)	0.07%	0.07%
Net investment income (g)	0.91%		3.43%		4.82%	4.57	%(h)	3.18%	1.18%
Net assets, end of period (000s)	$380,937		$696,449		$1,111,861	$1,406,932		$1,659,521	$1,814,403

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.65	%(e)	3.10	%(e)	4.67%	1.82	%(f)	3.00%	0.98%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.75%		0.80%		0.80%	0.80	%(h)	0.80%	0.80%
Waiver/Reimbursement	0.16%		0.05%		0.06%	0.06	%(h)	0.07%	0.07%
Net investment income (g)	0.71%		3.07%		4.57%	4.32	%(h)	3.07%	1.00%
Net assets, end of period (000s)	$12,642,466		$17,730,933		$20,080,558	$17,402,205		$16,936,455	$9,560,013

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.59)% and 2.12%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class A Shares	2009		2008		2007 (a)	2006 (b)		2006 (c)	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	(d)	—	—		—	—
Total from investment operations	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.74	%(g)(h)	3.26	%(g)(h)	4.83%	1.89	%(i)	3.15%	1.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.66%		0.65%		0.65%	0.65	%(k)	0.65%	0.65%
Waiver/Reimbursement	0.10%		0.05%		0.06%	0.06	%(k)	0.07%	0.07%
Net investment income (j)	0.94	%(h)	3.03	%(h)	4.73%	4.49	%(k)	3.11%	1.10%
Net assets, end of period (000s)	$382,035		$692,142		$391,997	$315,859		$251,431	$256,503

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.50)% and 2.27%, respectively.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class B Shares	2009		2008		2007	2006 (a)		2006 (b)	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.03		0.04	0.02		0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.03		0.04	0.02		0.02	0.01
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.03)		(0.04)	(0.02)		(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.41	%(f)	2.58	%(f)	4.15%	1.61	%(g)	2.49%	0.60%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.99%		1.30%		1.30%	1.30	%(i)	1.30%	1.16%
Waiver/Reimbursement	0.42%		0.05%		0.06%	0.06	%(i)	0.07%	0.21%
Net investment income (h)	0.41%		2.54%		4.08%	3.83	%(i)	2.73%	0.56%
Net assets, end of period (000s)	$46,074		$47,315		$51,015	$56,906		$57,242	$22,076

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.83)% and 1.60%, respectively.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class C Shares	2009		2008		2007	2006 (a)		2006 (b)	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.03		0.04	0.02		0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.03		0.04	0.02		0.02	0.01
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.03)		(0.04)	(0.02)		(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.41	%(f)	2.58	%(f)(g)	4.18%	1.61	%(h)	2.49%	0.60%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	1.00%		1.30%		1.30%	1.30	%(j)	1.30%	1.18%
Waiver/Reimbursement	0.41%		0.05%		0.06%	0.06	%(j)	0.07%	0.19%
Net investment income (i)	0.40%		2.33	%(g)	4.08%	3.87	%(j)	2.59%	0.55%
Net assets, end of period (000s)	$19,733		$16,015		$8,282	$5,752		$2,915	$1,543

(a)  The Fund changed its fiscal year end from May 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.84)% and 1.60%, respectively.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Period Ended March 31,
Class Z Shares	2009		2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—
Total from investment operations	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	1.13	%(f)	3.72	%(f)	5.30%	2.08	%(g)	1.57	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.26%		0.20%		0.20%	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.05%		0.05%		0.06%	0.06	%(i)	0.07	%(i)
Net investment income (h)	1.15%		3.67%		5.18%	4.92	%(i)	4.29	%(i)
Net assets, end of period (000s)	$610,474		$674,440		$707,426	$729,504		$753,395

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Class Z Shares commenced operations on November 18, 2005.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.04	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.04		0.05	0.02		0.04	0.02
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	1.09	%(e)	3.68	%(e)	5.25%	2.06	%(f)	3.58%	1.55%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.30%		0.24%		0.24%	0.24	%(h)	0.24%	0.24%
Waiver/Reimbursement	0.05%		0.05%		0.06%	0.06	%(h)	0.07%	0.07%
Net investment income (g)	1.20%		3.79%		5.13%	4.88	%(h)	3.55%	1.52%
Net assets, end of period (000s)	$2,349,743		$4,450,313		$6,919,396	$6,090,241		$5,988,544	$4,869,930

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.15)% and 2.69%, respectively.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Marsico Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions Declared to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.81	%(e)	3.36	%(e)(f)	4.93%	1.93	%(g)	3.26%	1.23%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.58%		0.55%		0.55%	0.55	%(i)	0.55%	0.55%
Waiver/Reimbursement	0.08%		0.05%		0.06%	0.06	%(i)	0.07%	0.07%
Net investment income (h)	0.84%		3.15	%(f)	4.82%	4.58	%(i)	3.19%	1.19%
Net assets, end of period (000s)	$18,497		$22,075		$12,947	$11,232		$10,385	$11,005

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – Columbia Cash Reserves
August 31, 2009

Note 1. Organization

Columbia Cash Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers twelve classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, Class Z, Institutional Class and Marsico shares. Each class of shares is offered continuously at net asset value. Effective June 22, 2009, the Fund no longer accepts investments in Class B shares from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of other Columbia Funds.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 12, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. Securities no longer considered eligible securities in accordance with Rule 2a-7 under the 1940 Act are valued at fair value. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

27

Columbia Cash Reserves, August 31, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value ("NAV") of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on

28

Columbia Cash Reserves, August 31, 2009

experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

The Fund's objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based NAV per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $662 million (the "Maximum Contribution Amount") for the Fund as of August 31, 2009. The Agreement requires the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to an event as specified in paragraph (c)(6)(ii)(A) through (D) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of August 31, 2009, the Fund included a potential future contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities (ii) promptly following determinations by the Board of Trustees of the Fund that the Maximum Contribution Amount is insufficient to support the Fund's Minimum NAV Per Share and that disposition of the Covered Securities is in the best interest of the Fund or (iii) on the business day immediately prior to November 6, 2009; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider's obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) November 6, 2009, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at August 31, 2009.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 0.252% 11/05/09	$83,373,551	$83,373,551	$36,684,363
Axon Financial Funding LLC, 0.330% 11/05/09	121,102,924	121,102,924	53,285,286
Issuer Entity LLC, 0.459% 11/05/09	44,042,335	44,042,335	11,393,752
Lehman Brothers Holding, Inc., 2.654% 11/05/09	400,000,000	400,000,000	73,500,000

29

Columbia Cash Reserves, August 31, 2009

Covered Security	Par Value	Amortized Cost	Fair Value
Victoria Finance LLC, 2.065% 11/05/09	$76,418,876	$76,418,876	$38,973,627
Victoria Finance LLC, 2.065% 11/05/09	76,452,075	76,452,075	38,990,558
Victoria Finance LLC, 2.070% 11/05/09	78,484,065	78,484,065	40,026,873
Victoria Finance LLC, 2.472% 11/05/09	76,461,514	76,461,514	38,995,372
Victoria Finance LLC, 2.760% 11/05/09	155,320,395	155,320,395	79,213,402
Wickersham Issuer Entity, LLC., 5.000% 11/05/09	142,363,311	142,363,311	97,533,104

At the end of the reporting period, management estimated the fair value of the Agreement to be $599,700,000 (See Note 10).

Subsequent to August 31, 2009, an affiliate of Columbia purchased from the Fund all covered securities holdings of the Fund (see Note 12).

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for partnership basis adjustment were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$1	$2,196,548	$(2,196,549)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31,
Distributions paid from:	2009	2008
Ordinary Income*	$412,310,704	$2,024,670,906
Long-Term Capital Gains	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Depreciation*
$1,440,534	$—	$(119,707,424)

*  The differences between book-basis and tax-basis net unrealized depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at August 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$79,753
Unrealized depreciation	(119,787,177)
Net unrealized depreciation	$(119,707,424)

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains

30

Columbia Cash Reserves, August 31, 2009

on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$1,212,945
2012	1,218,785
2013	2,696,673
2014	10,918,073
2015	91,495
2016	485,341
2017	30,406,895
Total	$47,030,207

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2009, post-October capital losses of $49,893 attributed to security transactions were deferred to September 1, 2009.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

31

Columbia Cash Reserves, August 31, 2009

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000, paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses, the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A, Class B, and Class C shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

32

Columbia Cash Reserves, August 31, 2009

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Class B shares	0.75%	0.75%
Class C shares	0.75%	0.75%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Class B shares	0.25%	0.25%
Class C shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Marsico shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Marsico and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Class B shares	0.10%	0.10%
Class C shares	0.10%	0.10%
Marsico shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2010, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following

33

Columbia Cash Reserves, August 31, 2009

the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2012	2011	2010	recovery	ended 8/31/09
$23,852,318	$31,484,601	$39,962,152	$95,299,071	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses by $2,161 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a

34

Columbia Cash Reserves, August 31, 2009

$200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the year ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 8. Shares of Beneficial Interest

As of August 31, 2009, 45.9% of the Fund's shares outstanding were beneficially owned by four participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, one shareholder held 43.5% of the Fund's shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Security Risks

Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short-term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium-term notes) and subordinated debt or equity. A number of funds, including the Fund, owned ABCP including commercial paper issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Over the past 18 months, the ABCP market has undergone a structural overhaul in response to the slowing economy, the stressed liquidity environment, and the repricing of risk by market participants. Through this evolution, various programs have been introduced by the Federal Reserve and the U.S. Treasury to restore stability, liquidity, and confidence in the money markets. Two of the initiatives with the most direct impacts to issuance and liquidity have been the ABCP Money Market Mutual Fund Liquidity Facility (AMLF) and the Commercial Paper Funding Facility (CPFF). The AMLF program, launched in September 2008, provided an immediate boost to secondary market liquidity by providing a backstop bid to money funds and depository institutions looking to sell ABCP. The program allows ABCP owners to sell Tier-I CP into the program at amortized cost, essentially providing qualified market participants with a source of liquidity that has minimum risk. Overall ABCP issuance was significantly lower in 2008, and certain conduit structures (i.e. SIVs) disappeared from the landscape altogether, as market strain forced weaker programs/sponsors out of the market. Under current market conditions, certain securities owned by the Fund may be deemed to be illiquid. "Illiquid securities" are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of certain securities may result in the Fund incurring greater losses on the sale of some securities than under more stable market conditions.

The current market instability has made it more difficult to obtain market quotations on certain securities owned by the Fund. In the absence of observable and reliable market quotations, Fund securities are valued at their "fair value" under procedures established by Columbia. Fair values assigned to the investments by Columbia are based upon available information believed to be reliable, which may be affected by conditions in the financial markets. Different market participants may reach different opinions as to the value of any particular security, based on their varying market outlooks, the market information available to them, and the particular circumstances of their Funds. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including, but not limited to, future cash flows adjusted as appropriate for liquidity, credit,

35

Columbia Cash Reserves, August 31, 2009

market and/or other risk factors. Multiple inputs from various sources may be used to determine fair value. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

As of August 31, 2009, 1.5% of the Fund's total investments were valued based on fair values assigned by Columbia ("fair valued securities").

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss under the Program in the event the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to Fund shares.

The Fund paid $28,689,968 to the Treasury to participate in the Program. This fee is being expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary expense for calculating fee waivers and expense reimbursement discussed in Note 5.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily

36

Columbia Cash Reserves, August 31, 2009

undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 10. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. The Axon securities were covered securities under the Capital Support Agreement discussed in Note 3. At August 31, 2009, these securities represented 0.3% of the Fund's total investments.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. ("Ottimo"). The Ottimo securities were in default. The Issuer Entity LLC security held by the Fund is a covered security under the Capital Support Agreement discussed in Note 3. At August 31, 2009, this security represented less than 0.1% of the Fund's total investments.

On January 11, 2008, Victoria Finance LLC ("Victoria"), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes. The Victoria securities were covered securities under the Capital Support Agreement discussed in Note 3. At August 31, 2009, these securities represented 0.7% of the Fund's total investments.

On February 11, 2008, Whistlejacket Capital Ltd. ("Whistlejacket"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. On April 17, 2009, an affiliate of Columbia purchased the Whistlejacket securities from the Fund. The purchase price of $196,648,885 was equal to the amortized cost (a price in excess of the security's then fair value) plus

37

Columbia Cash Reserves, August 31, 2009

accrued interest receivable. The excess purchase price over the then current fair value amounted to $37,274,358 and is treated as a reimbursement from an affiliate for losses realized on the securities.

On March 4, 2008, the Thornburg Mortgage Capital Resources LLC ("Thornburg") securities held by the Fund became covered securities under the Capital Support Agreement discussed in Note 3. On April 14, 2008, Thornburg was in payment default due to its failure to pay principal and interest on the Thornburg securities. On May 14, 2008, the Fund received Wickersham Issuer Entity LLC securities in exchange for Thornburg securities. The Wickersham Issuer Entity LLC security was a covered security under the Capital Support Agreement discussed in Note 3. At August 31, 2009, this security represented 0.3% of the total investments of the Fund.

On September 16, 2008, the Lehman Brothers Holdings, Inc. security held by the Fund became a covered security under the Capital Support Agreement discussed in Note 3. At August 31, 2009, this security represented 0.2% of the total investments of the Fund.

As of August 31, 2009, the Fund treated the Capital Support Agreement discussed in Note 3 as an asset with a value of $599,700,000 when calculating its market-based net asset value per share. The maximum value of the asset represented by the Capital Support Agreement for the period from September 1, 2008 through August 31, 2009 was also $599,700,000.

Note 11. Business Combinations and Mergers

On March 10, 2008 Columbia Prime Reserves, another series of the Trust, merged into Columbia Cash Reserves. Columbia Cash Reserves received a tax-free transfer of assets from Columbia Prime Reserves as follows:

Shares Issued	Net Assets Received
2,775,489,465	$2,775,115,904

Net Assets of Columbia Cash Reserves Prior to Combination	Net Assets of Columbia Prime Reserves Immediately Prior to Combination	Net Assets of Columbia Cash Reserves Immediately After Combination
$58,275,905,564	$2,775,115,904	$61,051,021,468

Note 12. Subsequent Events

On September 8, 2009, an affiliate of Columbia purchased from the Fund certain covered securities holdings of the Fund at the following purchase price:

Covered Security	Purchase Price
Axon Financial Funding LLC	$205,279,650
Issuer Entity LLC	44,049,128
Lehman Brothers Holdings, Inc. (par value of $220,000,000 purchased)	220,568,043
Victoria Finance LLC	457,015,973
Wickersham Issuer Entity, LLC	142,601,045

The purchase price of the covered securities was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable. As a result of this transaction, the additional amount the Support Provider could be required to contribute under the Fund's Capital Support Agreement (See Note 3) was reduced to $66,200,000 effective September 9, 2009.

On September 22, 2009, an affiliate of Columbia purchased an additional $100,000,000 par value of Lehman Brothers Holdings, Inc. from the Fund. The purchase price of $100,258,202 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable. There was no change to the Maximum Contribution Amount under the Fund's Capital Support Agreement discussed in Note 3, as a result of this transaction.

On October 5, 2009, an affiliate of Columbia purchased the remaining $80,000,000 par value of Lehman Brothers Holdings, Inc. from the Fund. The purchase price of $80,206,561 for these securities was equal to the amortized cost (a price in excess of the security's then fair value) plus

38

Columbia Cash Reserves, August 31, 2009

accrued interest receivable. In addition, on October 8, 2009, an affiliate of Columbia made a capital contribution to the Fund of $21,755,102. As a result of these transactions, the Fund's Capital Support Agreement discussed in Note 3 was terminated effective October 8, 2009.

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

39

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Cash Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2009

40

Federal Income Tax Information (Unaudited) – Columbia Cash Reserves

The Fund designates the maximum amount allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

41

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Director—Spectrum Brands, Inc. (consumer products); Director—Simmons Company (bedding); Director—The Finish Line (sportswear).

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer—California General Bank, N.A., from January 2008 through current; President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 66; Director—MIT Investment Company; Trustee—MIT 401k Plan; Trustee and Chairman—Research Foundation of CFA Institute.

42

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 66; Board Member—Piedmont Natural Gas.

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director—Renaissance Reinsurance Ltd; Director—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Mr. Santomero is currently deemed by the Columbia Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. ("Citigroup"), a company that may through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Columbia Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

43

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

Stephen T. Welsh (Born 1957)

One Financial Center Boston, MA 02111 Vice President (since 1996)	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

44

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

45

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Cash Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/23531-0809 (10/09) 09/93054

Columbia Management®

Annual Report

August 31, 2009

Columbia Treasury Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	5

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	25

Federal Income Tax Information	26

Fund Governance	27

Important Information About This Report	33

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 9 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

Understanding Your Expenses – Columbia Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.50	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.79	1.41	1.43	0.28
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.69	1.51	1.53	0.30
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.64	1.56	1.58	0.31
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.64	1.56	1.58	0.31
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.64	1.56	1.58	0.31
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.64	1.56	1.58	0.31
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,024.00	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Treasury Reserves

August 31, 2009

Government & Agency Obligations – 49.5%
	Par ($)	Value ($)
U.S. Government Obligations – 49.5%
U.S. Treasury Bill
0.180% 10/15/09 (a)	950,000,000	949,791,000
0.260% 02/25/10 (a)	490,000,000	489,373,617
0.300% 09/15/09 (a)	500,000,000	499,941,667
0.305% 09/15/09 (a)	450,000,000	449,946,625
0.370% 10/01/09 (a)	275,000,000	274,915,208
0.375% 10/22/09 (a)	710,000,000	709,622,813
0.390% 10/08/09 (a)	775,000,000	774,689,354
U.S. Treasury Note
2.000% 02/28/10	281,000,000	283,392,775
2.125% 01/31/10	100,000,000	100,783,330
3.125% 11/30/09	280,000,000	282,002,404
3.250% 12/31/09	360,000,000	363,406,851
3.375% 09/15/09	475,000,000	475,570,485
3.375% 10/15/09	385,000,000	386,465,400
3.500% 11/15/09	550,000,000	553,682,827
3.500% 12/15/09	100,000,000	100,944,091
3.500% 02/15/10	153,429,000	155,643,392
3.625% 01/15/10	530,000,000	536,681,951
4.625% 11/15/09	130,000,000	131,164,982
4.750% 02/15/10	148,000,000	150,973,771
U.S. Government Obligations Total		7,668,992,543
Total Government & Agency Obligations (cost of $7,668,992,543)		7,668,992,543
Repurchase Agreements – 50.3%
Repurchase agreement with Barclays Capital, dated 08/31/09, due 09/01/09 at 0.210%, collateralized by U.S. Treasury obligations with various maturities to 01/15/28, market value 610,980,204 (repurchase proceeds 599,003,494)	599,000,000	599,000,000
Repurchase agreement with Barclays Capital, dated 08/31/09, due 09/01/09 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 09/28/12, market value $540,750,001 (repurchase proceeds $525,003,354)	525,000,000	525,000,000

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 08/31/09, due 09/01/09 at 0.200%, collateralized by U.S. Treasury obligations with various maturities to 01/15/16, market value $331,500,092 (repurchase proceeds $325,001,806)	325,000,000	325,000,000
Repurchase agreement with BNP Paribas, dated 08/31/09, due 09/01/09 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 08/15/39, market value $153,000,000 (repurchase proceeds $150,000,875)	150,000,000	150,000,000
Repurchase agreement with BNP Paribas, dated 08/31/09, due 09/01/09 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 12/09/11, market value $439,127,653 (repurchase proceeds $412,002,632)	412,000,000	412,000,000
Repurchase agreement with Citigroup, Inc., dated 08/31/09, due 09/01/09 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 07/31/13, market value $408,000,037 (repurchase proceeds $400,002,111)	400,000,000	400,000,000
Repurchase agreement with Citigroup, Inc., dated 08/31/09, due 09/01/09 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 12/26/12, market value $309,000,000 (repurchase proceeds $300,001,750)	300,000,000	300,000,000

See Accompanying Notes to Financial Statements.

2

Columbia Treasury Reserves

August 31, 2009

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 08/31/09, due 09/01/09 at 0.190%, collateralized by a U.S. Government Agency obligation maturing 08/31/14, market value $408,003,442 (repurchase proceeds $400,002,111)	400,000,000	400,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/31/09, due 09/01/09 at 0.210%, collateralized by a U.S. Government Agency obligation maturing 12/26/12, market value $102,000,920 (repurchase proceeds $100,000,583)	100,000,000	100,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/09, due 09/01/09 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 07/15/39, market value $204,000,000 (repurchase proceeds $200,001,111)	200,000,000	200,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/09, due 09/01/09, at 0.190%, collateralized by a U.S. Treasury obligation maturing 09/17/09, market value $305,035,147 (Repurchase proceeds $299,055,578)	299,054,000	299,054,000
Repurchase agreement with Goldman Sachs & Co., dated 08/31/09, due 09/01/09 at 0.220%, collateralized by a U.S. Government Agency obligation maturing 12/26/12, market value $206,001,259 (repurchase proceeds $200,001,222)	200,000,000	200,000,000

	Par ($)	Value ($)
Repurchase agreement with Greenwich Capital, dated 08/31/09, due 09/01/09 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 01/31/14, market value $846,601,071 (repurchase proceeds $830,004,381)	830,000,000	830,000,000
Repurchase agreement with HSBC Bank USA, dated 08/31/09, due 09/01/09 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 11/15/18, market value $408,002,302 (repurchase proceeds $400,002,111)	400,000,000	400,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/09, due 09/01/09 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 11/30/13, market value $816,000,497 (repurchase proceeds $800,004,222)	800,000,000	800,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/09, due 09/01/09 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 09/15/50, market value $204,000,349 (repurchase proceeds $200,001,111)	200,000,000	200,000,000
Repurchase agreement with Morgan Stanley, dated 08/31/09, due 09/01/09 at 0.230%, collateralized by U.S. Government Agency obligations with various maturities to 03/15/11, market value $309,156,810 (repurchase proceeds $300,001,917)	300,000,000	300,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Treasury Reserves

August 31, 2009

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 08/31/09, due 09/01/09 at 0.190%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/36, market value $510,000,085 (repurchase proceeds $500,002,639)	500,000,000	500,000,000
Repurchase agreement with Societe Generale, dated 08/31/09, due on 09/01/09, at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 06/20/39, market value $204,000,000 (repurchase proceeds $200,001,111)	200,000,000	200,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/31/09, due 09/01/09 at 0.190%, collateralized by U.S. Treasury obligations with various maturities to 04/01/10, market value $408,004,225 (repurchase proceeds $400,002,111)	400,000,000	400,000,000
Repurchase agreement with UBS Warburg AG, dated 08/31/09, due 09/01/09 at 0.230%, collateralized by U.S. Treasury obligations with various maturities to 08/15/12, market value $268,267,836 (repurchase proceeds $262,001,674)	262,000,000	262,000,000
Total Repurchase Agreements (cost of $7,802,054,000)		7,802,054,000
Total Investments – 99.8% (cost of $15,471,046,543) (b)		15,471,046,543
Other Assets & Liabilities, Net – 0.2%		25,298,001
Net Assets – 100.0%		15,496,344,544

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Cost for federal income tax purposes is $15,471,046,543.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's Portfolio as of August 31, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Columbia Treasury Reserves
August 31, 2009

		($)
Assets	Repurchase agreements, at cost approximating value	7,802,054,000
	Investments, at amortized cost approximating value	7,668,992,543
	Total investments, at cost approximating value	15,471,046,543
	Cash	269
	Receivable for:
	Fund shares sold	37,860
	Interest	28,121,088
	Trustees' deferred compensation plan	89,670
	Prepaid expenses	145,652
	Total Assets	15,499,441,082
Liabilities	Payable for:
	Fund shares repurchased	15,443
	Distributions	22,693
	Investment advisory fee	2,087,728
	Administration fee	548,753
	Pricing and bookkeeping fees	15,267
	Trustees' fees	129,166
	Custody fee	47,943
	Shareholder administration fee	115,650
	Chief compliance officer expenses	2,305
	Trustees' deferred compensation plan	89,670
	Other liabilities	21,920
	Total Liabilities	3,096,538
	Net Assets	15,496,344,544
Net Assets Consist of	Paid-in capital	15,498,146,430
	Overdistributed net investment income	(126,440)
	Accumulated net realized loss	(1,675,446)
	Net Assets	15,496,344,544

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – Columbia Treasury Reserves
August 31, 2009

Capital Class Shares	Net assets	$5,696,275,014
	Shares outstanding	5,697,803,311
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$857,335,950
	Shares outstanding	857,555,047
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$413,066,122
	Shares outstanding	413,169,845
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$5,266,200,314
	Shares outstanding	5,267,653,400
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$79,398,665
	Shares outstanding	79,420,537
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,153,304,909
	Shares outstanding	1,153,600,258
	Net asset value per share	$1.00
Class A Shares	Net assets	$200,804,942
	Shares outstanding	200,856,050
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,829,958,628
	Shares outstanding	1,830,437,065
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Columbia Treasury Reserves
For the Year Ended August 31, 2009

		($)
Investment Income	Interest	115,484,552
Expenses	Investment advisory fee	40,223,182
	Administration fee	24,241,655
	Distribution fee:
	Investor Class Shares	234,501
	Daily Class Shares	5,806,681
	Class A Shares	264,267
	Service fee:
	Liquidity Class Shares	1,783,590
	Adviser Class Shares	21,526,291
	Investor Class Shares	586,253
	Daily Class Shares	4,147,630
	Class A Shares	660,692
	Shareholder administration fee:
	Trust Class Shares	1,292,775
	Institutional Class Shares	1,152,896
	Class A Shares	264,243
	Transfer agent fee	1,180,173
	Pricing and bookkeeping fees	155,382
	Trustees' fees	27,916
	Custody fee	480,410
	Chief compliance officer expenses	11,797
	Other expenses	1,236,025
	Total Expenses	105,276,359
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(15,343,681)
	Expenses waived by the distributor:
	Liquidity Class Shares	(384,410)
	Adviser Class Shares	(11,497,287)
	Daily Class Shares	(7,592,574)
	Investor Class Shares	(519,079)
	Trust Class Shares	(359,794)
	Institutional Class Shares	(268,621)
	Class A Shares	(804,968)
	Expenses waived by the shareholder service provider:
	Liquidity Class Shares	(713,436)
	Expense reductions	(270,156)
	Net Expenses	67,522,353
	Net Investment Income	47,962,199
	Net Increase Resulting from Operations	47,962,199

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Columbia Treasury Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	47,962,199	706,368,824
	Net increase resulting from operations	47,962,199	706,368,824
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(26,523,741)	(293,834,552)
	Trust Class Shares	(1,680,300)	(23,559,029)
	Liquidity Class Shares	(1,183,781)	(22,561,967)
	Adviser Class Shares	(11,125,063)	(249,041,716)
	Investor Class Shares	(260,395)	(6,378,338)
	Daily Class Shares	(915,859)	(22,810,944)
	Class A Shares	(304,315)	(12,167,078)
	Institutional Class Shares	(5,967,903)	(76,107,021)
	Total distributions to shareholders	(47,961,357)	(706,460,645)
	Net Capital Stock Transactions	(12,991,729,083)	6,697,593,009
	Total increase (decrease) in net assets	(12,991,728,241)	6,697,501,188
Net Assets	Beginning of period	28,488,072,785	21,790,571,597
	End of period	15,496,344,544	28,488,072,785
	Overdistributed net investment income at end of period	(126,440)	(247,200)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Treasury Reserves
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	55,543,785,108	55,543,785,108	46,506,164,468	46,506,164,468
Distributions reinvested	16,479,823	16,479,823	221,233,824	221,233,824
Redemptions	(61,300,536,458)	(61,300,536,458)	(42,622,193,979)	(42,622,193,979)
Net increase (decrease)	(5,740,271,527)	(5,740,271,527)	4,105,204,313	4,105,204,313
Trust Class Shares
Subscriptions	1,902,255,042	1,902,255,042	1,261,006,799	1,261,006,799
Distributions reinvested	9,385	9,385	95,412	95,412
Redemptions	(2,009,724,830)	(2,009,724,830)	(1,002,635,770)	(1,002,635,770)
Net increase (decrease)	(107,460,403)	(107,460,403)	258,466,441	258,466,441
Liquidity Class Shares
Subscriptions	1,843,408,407	1,843,408,407	4,729,939,661	4,729,939,661
Distributions reinvested	762,717	762,717	17,636,055	17,636,055
Redemptions	(2,427,098,445)	(2,427,098,444)	(4,502,358,828)	(4,502,358,828)
Net increase (decrease)	(582,927,321)	(582,927,320)	245,216,888	245,216,888
Adviser Class Shares
Subscriptions	19,684,782,552	19,684,782,552	37,619,961,443	37,619,961,443
Distributions reinvested	1,264,031	1,264,031	23,986,127	23,986,127
Redemptions	(24,844,510,258)	(24,844,510,258)	(36,281,122,784)	(36,281,122,784)
Net increase (decrease)	(5,158,463,675)	(5,158,463,675)	1,362,824,786	1,362,824,786
Investor Class Shares
Subscriptions	904,786,168	904,786,168	1,602,253,184	1,602,253,184
Distributions reinvested	202,806	202,806	4,490,348	4,490,348
Redemptions	(1,060,565,131)	(1,060,565,130)	(1,591,877,417)	(1,591,877,417)
Net increase (decrease)	(155,576,157)	(155,576,156)	14,866,115	14,866,115
Daily Class Shares
Subscriptions	3,100,924,600	3,100,924,599	1,780,163,246	1,780,163,246
Distributions reinvested	915,722	915,722	22,806,261	22,806,261
Redemptions	(3,107,706,571)	(3,107,706,571)	(1,526,029,801)	(1,526,029,801)
Net increase (decrease)	(5,866,249)	(5,866,250)	276,939,706	276,939,706
Class A Shares
Subscriptions	387,286,858	387,286,858	2,130,113,062	2,130,113,062
Distributions reinvested	13,041	13,041	370,578	370,578
Redemptions	(563,706,159)	(563,706,158)	(2,401,825,242)	(2,401,825,242)
Net decrease	(176,406,260)	(176,406,259)	(271,341,602)	(271,341,602)
Institutional Class Shares
Subscriptions	7,410,701,114	7,410,701,114	16,051,106,440	16,051,106,440
Distributions reinvested	5,178,378	5,178,378	55,434,661	55,434,661
Redemptions	(8,480,636,985)	(8,480,636,985)	(15,401,124,739)	(15,401,124,739)
Net increase (decrease)	(1,064,757,493)	(1,064,757,493)	705,416,362	705,416,362

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009	2008	2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0022	0.0282	0.0503	0.0202		0.0345	0.0144
Less Distributions to Shareholders:
From net investment income	(0.0022)	(0.0282)	(0.0503)	(0.0202)		(0.0345)	(0.0144)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.22%	2.85%	5.14%	2.04	%(d)	3.50%	1.45%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.19%	0.20%	0.20%	0.20	%(f)	0.20%	0.20%
Waiver/Reimbursement	0.06%	0.05%	0.06%	0.06	%(f)	0.06%	0.07%
Net investment income (e)	0.24%	2.80%	4.98%	4.83	%(f)	3.51%	1.41%
Net assets, end of period (000s)	$5,696,275	$11,436,408	$7,331,951	$2,254,712		$2,283,858	$1,570,292

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009	2008	2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0015	0.0272	0.0493	0.0198		0.0335	0.0134
Less Distributions to Shareholders:
From net investment income	(0.0015)	(0.0272)	(0.0493)	(0.0198)		(0.0335)	(0.0134)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.15%	2.75%	5.04%	2.00	%(d)	3.40%	1.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.27%	0.30%	0.30%	0.30	%(f)	0.30%	0.30%
Waiver/Reimbursement	0.08%	0.05%	0.06%	0.06	%(f)	0.06%	0.07%
Net investment income (e)	0.13%	2.62%	4.92%	4.74	%(f)	3.35%	1.31%
Net assets, end of period (000s)	$857,336	$964,875	$706,054	$753,036		$658,693	$656,083

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009	2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0012	0.0267		0.0488	0.0196		0.0330	0.0129
Less Distributions to Shareholders:
From net investment income	(0.0012)	(0.0267)		(0.0488)	(0.0196)		(0.0330)	(0.0129)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.12%	2.70	%(d)	4.99%	1.98	%(e)	3.35%	1.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.29%	0.35%		0.35%	0.35	%(g)	0.35%	0.35%
Waiver/Reimbursement	0.21%	0.15%		0.16%	0.16	%(g)	0.16%	0.17%
Net investment income (f)	0.17%	2.53	%(d)	4.86%	4.68	%(g)	3.31%	1.32%
Net assets, end of period (000s)	$413,066	$995,952		$750,842	$463,198		$428,929	$413,480

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009	2008	2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)	0.0011	0.0257	0.0478	0.0192		0.0320	0.0119
Less Distributions to Shareholders:
From net investment income	(0.0011)	(0.0257)	(0.0478)	(0.0192)		(0.0320)	(0.0119)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.11%	2.60%	4.88%	1.93	%(d)	3.24%	1.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.31%	0.45%	0.45%	0.45	%(f)	0.45%	0.45%
Waiver/Reimbursement	0.19%	0.05%	0.06%	0.06	%(f)	0.06%	0.07%
Net investment income (e)	0.13%	2.50%	4.77%	4.58	%(f)	3.30%	1.20%
Net assets, end of period (000s)	$5,266,200	$10,424,598	$9,062,032	$7,525,633		$7,418,032	$4,608,621

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009	2008	2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)	0.0010	0.0247	0.0468	0.0188		0.0310	0.0109
Less Distributions to Shareholders:
From net investment income	(0.0010)	(0.0247)	(0.0468)	(0.0188)		(0.0310)	(0.0109)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.10%	2.50%	4.78%	1.89	%(d)	3.14%	1.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.32%	0.55%	0.55%	0.55	%(f)	0.55%	0.55%
Waiver/Reimbursement	0.28%	0.05%	0.06%	0.06	%(f)	0.06%	0.07%
Net investment income (e)	0.11%	2.42%	4.68%	4.49	%(f)	3.05%	1.02%
Net assets, end of period (000s)	$79,399	$234,962	$219,797	$180,073		$230,999	$368,396

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009	2008	2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)	0.0007	0.0222	0.0443	0.0177		0.0285	0.0085
Less Distributions to Shareholders:
From net investment income	(0.0007)	(0.0222)	(0.0443)	(0.0177)		(0.0285)	(0.0085)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.07%	2.25%	4.52%	1.79	%(d)	2.88%	0.85%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.34%	0.79%	0.80%	0.80	%(f)	0.80%	0.80%
Waiver/Reimbursement	0.51%	0.06%	0.06%	0.06	%(f)	0.06%	0.07%
Net investment income (e)	0.06%	2.11%	4.42%	4.24	%(f)	3.06%	0.83%
Net assets, end of period (000s)	$1,153,305	$1,159,298	$882,296	$648,576		$710,078	$256,064

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Class A Shares	2009	2008	2007 (a)	2006 (b)		2006 (c)	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income (loss)	0.0009	0.0237	0.0458	0.0184		0.0300	0.0099
Less Distributions to Shareholders:
From net investment income	(0.0009)	(0.0237)	(0.0458)	(0.0184)		(0.0300)	(0.0099)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.09%	2.40%	4.67%	1.85	%(f)	3.04%	1.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.34%	0.65%	0.65%	0.65	%(h)	0.65%	0.65%
Waiver/Reimbursement	0.36%	0.05%	0.06%	0.06	%(h)	0.06%	0.07%
Net investment income (g)	0.12%	2.53%	4.57%	4.39	%(h)	3.05%	0.95%
Net assets, end of period (000s)	$200,805	$377,207	$647,929	$593,733		$707,503	$632,569

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009	2008	2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0019	0.0278	0.0499	0.0201		0.0341	0.0140
Less Distributions to Shareholders:
From net investment income	(0.0019)	(0.0278)	(0.0499)	(0.0201)		(0.0341)	(0.0140)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.19%	2.81%	5.10%	2.02	%(d)	3.46%	1.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.22%	0.24%	0.24%	0.24	%(f)	0.24%	0.24%
Waiver/Reimbursement	0.07%	0.05%	0.06%	0.06	%(f)	0.06%	0.07%
Net investment income (e)	0.21%	2.68%	4.96%	4.81	%(f)	3.51%	1.42%
Net assets, end of period (000s)	$1,829,959	$2,894,773	$2,189,669	$1,313,381		$1,036,381	$439,022

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia Treasury Reserves
August 31, 2009

Note 1. Organization

Columbia Treasury Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, and Institutional Class shares. Each class of shares is offered continuously at net asset value. The Fund is closed to purchases by new investors and new accounts. For the period January 6, 2009 through April 15, 2009, the Fund was also closed to additional purchases by existing investors.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 9, noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

18

Columbia Treasury Reserves, August 31, 2009

identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

19

Columbia Treasury Reserves, August 31, 2009

For the year ended August 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for net operating losses were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$119,918	$16,507	$(136,425)

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31,
Distributions paid from:	2009	2008
Ordinary Income*	$47,961,357	$706,460,645

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$—

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2010	$20,714
2011	7,012
2012	422,339
2013	711,196
2014	514,185
Total	$1,675,446

Capital loss carryforwards of $16,507 expired during the year ended August 31, 2009.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

20

Columbia Treasury Reserves, August 31, 2009

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class,

21

Columbia Treasury Reserves, August 31, 2009

Investor Class, Daily Class and Class A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Columbia and/or the Distributor have voluntarily agreed to waive fees and/or reimburse the Fund for expenses to the extent necessary to maintain a minimum annualized net yield. For the period from September 1, 2008 to September 16, 2008, the minimum annualized net yield for all classes of the Fund was maintained at 0.10%; for the period from September 17, 2008 to September 29, 2008, the minimum annualized net yield for all classes of the Fund was maintained at 0.05% and for the period from September 30, 2008, to December 14, 2008, the minimum annualized net yield for all classes of the Fund was maintained at 0.01%. Effective December 15, 2008 to August 31, 2009, the minimum annualized net yield for all classes of the Fund is being maintained at 0.00%.

In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

22

Columbia Treasury Reserves, August 31, 2009

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2012	2011	2010	recovery	ended 8/31/09
$13,656,317	$14,300,715	$9,040,320	$36,997,352	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses by $270,156 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

23

Columbia Treasury Reserves, August 31, 2009

For the year ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2009, 79.1% of the Fund's shares outstanding were beneficially owned by four participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Subsequent Event

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

24

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of Columbia Treasury Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Treasury Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2009

25

Federal Income Tax Information (Unaudited) – Columbia Treasury Reserves

The Fund designates the maximum amount allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

26

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Director—Spectrum Brands, Inc. (consumer products); Director—Simmons Company (bedding); Director—The Finish Line (sportswear).

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer—California General Bank, N.A., from January 2008 through current; President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)`	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 66; Director—MIT Investment Company; Trustee—MIT 401k Plan; Trustee and Chairman—Research Foundation of CFA Institute.

27

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 66; Board Member—Piedmont Natural Gas.

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director—Renaissance Reinsurance Ltd; Director—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Mr. Santomero is currently deemed by the Columbia Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. ("Citigroup"), a company that may through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Columbia Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

28

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

Stephen T. Welsh (Born 1957)

One Financial Center Boston, MA 02111 Vice President (since 1996)	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

29

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Treasury Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

33

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Treasury Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/23434-0809 (10/09) 09/93057

Columbia Management®

Annual Report

August 31, 2009

Columbia New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Financial Statements

Investment Portfolio	2

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	21

Report of Independent Registered Public Accounting Firm	29

Federal Income Tax Information	30

Fund Governance	31

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500® Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 10 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,002.22	1,024.00	1.21	1.22	0.24
Trust Class Shares	1,000.00	1,000.00	1,001.71	1,023.49	1.72	1.73	0.34
Adviser Class Shares	1,000.00	1,000.00	1,001.11	1,022.89	2.32	2.35	0.46
Class A Shares	1,000.00	1,000.00	1,000.50	1,022.23	2.97	3.01	0.59
Daily Class Shares	1,000.00	1,000.00	1,000.20	1,021.88	3.33	3.36	0.66
Institutional Class Shares	1,000.00	1,000.00	1,002.02	1,023.79	1.41	1.43	0.28
Retail A Shares	1,000.00	1,000.00	1,001.71	1,023.49	1.72	1.73	0.34
G-Trust Shares	1,000.00	1,000.00	1,002.22	1,024.00	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia New York Tax-Exempt Reserves

August 31, 2009

Municipal Bonds – 99.6%
	Par ($)	Value ($)
New York – 98.9%
NY Addison Central School District
Series 2009,
3.750% 01/21/10	3,050,000	3,073,305
NY Bank of New York Municipal Certificates Trust
Series 2007,
LOC: Bank of New York 0.500% 02/15/36 (11/15/09) (a)(b)	17,150,000	17,150,000
NY Broome County Industrial Development Agency
James Johnston Memorial Nursing Home,
Series 2003, LOC: Sovereign Bank FSB LOC: Bank of New York 0.280% 02/01/29 (09/07/09) (a)(b)	1,845,000	1,845,000
NY Chenango County Industrial Development Agency
Grace View Manor Nursing Home,
Series 2003, LOC: Sovereign Bank FSB LOC: Bank of New York 0.280% 02/01/29 (09/07/09) (a)(b)	3,455,000	3,455,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc.,
Series 2006, LIQ FAC: FHLMC 0.200% 05/01/31 (09/07/09) (a)(b)	4,210,000	4,210,000
NY Dormitory Authority
Catholic Health System,
Series 2008, LOC: HSBC Bank USA N.A. 0.200% 07/01/34 (09/07/09) (a)(b)	2,470,000	2,470,000
Le Moyne College,
Series 2009, LOC: TD Banknorth N.A. 0.240% 01/01/39 (09/07/09) (a)(b)	5,000,000	5,000,000
New York Law School,
Series 2009 B, LOC: TD Bank N.A. 0.150% 07/01/38 (09/07/09) (a)(b)	4,500,000	4,500,000

	Par ($)	Value ($)
New York Public Library:
Series 1999 A, LOC: TD Bank N.A. 0.170% 07/01/28 (09/07/09) (a)(b)	6,185,000	6,185,000
Series 1999 B,
LOC: TD Bank N.A. 0.170% 07/01/28 (09/07/09) (a)(b)	10,575,000	10,575,000
Pratt Institute,
Series 2009 B, LOC: TD Bank N.A. 0.250% 07/01/34 (09/07/09) (a)(b)	9,760,000	9,760,000
Samaritan Medical Center,
Series 2009 B, LOC: HSBC Bank USA N.A. 0.300% 11/01/36 (09/07/09) (a)(b)	10,300,000	10,300,000
Series 2003 D,
LOC: Royal Bank of Canada 0.210% 02/15/31 (09/07/09) (a)(b)	3,000,000	3,000,000
Series 2007 A,
LIQ FAC: Citibank N.A. 0.290% 03/15/37 (09/07/09) (a)(b)(c)	12,600,000	12,600,000
Series 2009:
LIC FAC: Citibank N.A. 0.290% 03/15/35 (09/07/09) (a)(b)(c)	11,330,000	11,330,000
LIQ FAC: Morgan Stanley Municipal Funding
0.340% 08/15/24 (09/07/09) (a)(b)(c)	7,920,000	7,920,000
Sisters of Charity Hospital,
Series 2006 C, LOC: HSBC Bank USA N.A. 0.200% 07/01/22 (09/07/09) (a)(b)	5,900,000	5,900,000
Wagner College,
Series 2009, LOC: TD Bank N.A. 0.230% 07/01/38 (09/07/09) (a)(b)	4,000,000	4,000,000
NY Dutchess County Industrial Development Agency
Marist College:
Series 1999 A, LOC: JPMorgan Chase Bank 0.250% 07/01/28 (09/07/09) (a)(b)	3,410,000	3,410,000

See Accompanying Notes to Financial Statements.

2

Columbia New York Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2005 A,
LOC: Bank of New York 0.250% 07/01/35 (09/07/09) (a)(b)	8,255,000	8,255,000
Trinity-Pawling School Corp.,
Series 2002, LOC: PNC Bank N.A. 0.290% 10/01/32 (09/07/09) (a)(b)	2,955,000	2,955,000
NY Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.250% 11/15/13 (09/07/09) (a)(b)	2,500,000	2,500,000
NY Environmental Facilities Corp.
Series 2008,
LIQ FAC: JPMorgan Chase Bank 0.300% 12/15/15 (09/07/09) (a)(b)	3,625,000	3,625,000
NY Housing Finance Agency
Series 2009 A:
1.750% 03/15/10	1,265,000	1,273,658
LOC: Wachovia Bank N.A.: 0.190% 05/01/42 (09/07/09) (a)(b)	36,710,000	36,710,000
0.230% 05/01/42 (09/07/09) (a)(b)	4,200,000	4,200,000
NY Liverpool Central School District
Series 2009,
2.250% 07/09/10	4,970,000	5,016,027
NY Livingston County Industrial Development Agency
Nicholas H. Noyes Memorial Hospital,
Series 2007 A, LOC: HSBC Bank USA N.A. 0.200% 07/01/19 (09/07/09) (a)(b)	2,267,000	2,267,000
NY Local Government Assistance Corp.
Series 1995 D,
LOC: Societe Generale 0.180% 04/01/25 (09/07/09) (a)(b)	11,340,000	11,340,000
Series 1995 F,
LOC: Societe Generale 0.150% 04/01/25 (09/07/09) (a)(b)	11,600,000	11,600,000
Series 1995 G,
LOC: Bank of Nova Scotia 0.170% 04/01/25 (09/07/09) (a)(b)	1,135,000	1,135,000

	Par ($)	Value ($)
Series 2006,
GTY AGMT: Dexia Credit Local 1.320% 04/01/21 (09/07/09) (a)(b)	5,225,000	5,225,000
Series 2008 B,
SPA: Dexia Credit Local 0.500% 04/01/21 (09/07/09) (a)(b)	28,290,000	28,290,000
NY Marlboro Central School District
Series 2008,
3.250% 12/17/09	8,600,000	8,618,429
NY Metropolitan Transportation Authority
Series 2005 G2,
LOC: BNP Paribas 0.160% 11/01/26 (09/01/09) (a)(b)	7,100,000	7,100,000
Series 2006 A,
LIQ FAC: Citibank N.A. 0.440% 11/15/35 (09/07/09) (a)(b)	10,000,000	10,000,000
Series 2008 A,
4.000% 11/15/09	1,250,000	1,257,496
Series 2008 B-1,
LOC: Scotiabank 0.200% 11/01/34 (09/07/09) (a)(b)	7,400,000	7,400,000
Series 2008 B-2,
LOC: BNP Paribas 0.200% 11/01/34 (09/07/09) (a)(b)	8,125,000	8,125,000
Series 2008 B-3,
LOC: Lloyds TSB Bank PLC 0.200% 11/01/34 (09/07/09) (a)(b)	7,800,000	7,800,000
Series 2008 G1,
LOC: Bank of Nova Scotia 0.170% 11/01/26 (09/07/09) (a)(b)	38,100,000	38,100,000
Series 2009,
SPA: Citibank N.A. 0.290% 05/01/15 (09/07/09) (a)(b)(c)	11,385,000	11,385,000
NY Monroe County Industrial Development Agency
Association for the Blind,
Series 2008 B, LOC: JPMorgan Chase Bank 0.500% 02/01/38 (09/07/09) (a)(b)	1,900,000	1,900,000

See Accompanying Notes to Financial Statements.

3

Columbia New York Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Cherry Ridge Independent Living,
Series 2005, LOC: HSBC Bank USA N.A. 0.160% 01/01/35 (09/07/09) (a)(b)	2,190,000	2,190,000
Monroe Community College Association, Inc.,
Series 2002 A, LOC: JPMorgan Chase Bank 0.210% 01/15/32 (09/07/09) (a)(b)	2,550,000	2,550,000
Nazareth College of Rochester,
Series 2008, LOC: JPMorgan Chase Bank 0.300% 04/01/38 (09/07/09) (a)(b)	4,300,000	4,300,000
St. Ann's Nursing Home Co.,
Series 2000, LOC: HSBC Bank USA N.A. 0.200% 07/01/30 (09/07/09) (a)(b)	4,755,000	4,755,000
St. Ann's Nursing Home for the Aged,
Series 2000, LOC: HSBC Bank USA N.A. 0.200% 07/01/30 (09/07/09) (a)(b)	9,625,000	9,625,000
NY Morrisville-Eaton Central School District
Series 2009,
2.250% 07/08/10	3,576,258	3,606,201
NY Mortgage Agency
Series 2008,
SPA: Dexia Credit Local 0.300% 04/01/47 (09/07/09) (a)(b)	6,565,000	6,565,000
NY New York City Cultural Trust
Lincoln Center for Performing Arts,
Series 2008 B-1, LOC: U.S. Bank N.A. 0.190% 11/01/38 (09/07/09) (a)(b)	3,750,000	3,750,000
Manhattan School of Music,
Series 2009 A, LOC: Wells Fargo Bank N.A. 0.210% 10/01/29 (09/07/09) (a)(b)	6,000,000	6,000,000
Series 2008,
LIQ FAC: Citibank N.A. 0.290% 07/01/11 (09/07/09) (a)(b)	1,600,000	1,600,000

	Par ($)	Value ($)
NY New York City Housing Development Corp.
201 Pearl LLC,
Series 2006 A, Guarantor: FNMA 0.150% 10/15/41 (09/07/09) (a)(b)	20,000,000	20,000,000
East 124th Street LLC,
Series 2008, Guarantor: FHLMC 0.170% 11/01/46 (09/07/09) (a)(b)	5,000,000	5,000,000
James West Ninety LLC,
Series 2002 A, Guarantor: FNMA 0.180% 06/15/32 (09/07/09) (a)(b)	3,637,500	3,637,500
Multi-Family Housing,
96th Street Associates LP, Series 1997 A, Guarantor: FNMA 0.180% 11/15/19 (09/07/09) (a)(b)	48,080,000	48,080,000
Series 2008 M,
1.200% 11/01/13 (12/22/09) (b)(d)	12,400,000	12,400,000
NY New York City Industrial Development Agency
Series 2008,
LIQ FAC: Citibank N.A. 0.290% 07/01/10 (09/07/09) (a)(b)	6,940,000	6,940,000
NY New York City Municipal Water Finance Authority
Series 2001 F2,
SPA: JPMorgan Chase Bank 0.230% 06/15/33 (09/07/09) (a)(b)	2,000,000	2,000,000
Series 2005 AA-3,
SPA: Dexia Credit Local 0.520% 06/15/32 (09/07/09) (a)(b)	26,850,000	26,850,000
Series 2008 B-2,
SPA: Lloyds TSB Bank PLC 0.120% 06/15/24 (09/01/09) (a)(b)	11,515,000	11,515,000
Series 2008 B-4,
SPA: BNP Paribas 0.190% 06/15/23 (09/07/09) (a)(b)	5,200,000	5,200,000
Series 2008 C,
4.000% 06/15/10	4,040,000	4,150,776

See Accompanying Notes to Financial Statements.

4

Columbia New York Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008:
LIQ FAC: Citibank N.A. 0.290% 06/15/12 (09/07/09) (a)(b)	3,700,000	3,700,000
LIQ FAC: Citigroup Financial Products 0.290% 12/15/33 (09/07/09) (a)(b)(c)	3,900,000	3,900,000
LIQ FAC: JPMorgan Chase Bank 0.300% 06/15/10 (09/07/09) (a)(b)	100,000	100,000
NY New York City Transitional Finance Authority
Series 2002 2A,
LIQ FAC: Dexia Credit Local 0.120% 11/01/22 (09/01/09) (a)(b)	16,385,000	16,385,000
Series 2002 3-F,
SPA: Royal Bank of Canada 0.120% 11/01/22 (09/01/09) (a)(b)	3,600,000	3,600,000
Series 2002 3-H,
SPA: Royal Bank of Canada 0.110% 11/01/22 (09/01/09) (a)(b)	13,000,000	13,000,000
Series 2009,
SPA: Citibank N.A. 0.290% 05/01/12 (09/03/09) (a)(b)(c)	11,050,000	11,050,000
NY New York City
Series 1993 E4,
LOC: Fortis Bank SA/NV: 0.120% 08/01/21 (09/01/09) (a)(b)	13,950,000	13,950,000
0.120% 08/01/22 (09/01/09) (a)(b)	4,355,000	4,355,000
Series 1995 F-3,
LOC: Morgan Guaranty Trust 0.220% 02/15/13 (09/07/09) (a)(b)	1,900,000	1,900,000
Series 2002 C5,
LOC: Bank of New York 0.170% 08/01/20 (09/07/09) (a)(b)	14,835,000	14,835,000
Series 2006 I-4,
LOC: Bank of New York 0.210% 04/01/36 (09/07/09) (a)(b)	10,900,000	10,900,000
Series 2008 K08,
SPA: Wachovia Bank N.A. 0.270% 08/01/20 (09/07/09) (a)(b)	6,635,000	6,635,000

	Par ($)	Value ($)
Series 2008 L-6,
SPA: Wachovia Bank N.A. 0.150% 04/01/32 (09/01/09) (a)(b)	6,600,000	6,600,000
Series 2008,
LIQ FAC: Citibank N.A. 0.290% 06/01/20 (09/07/09) (a)(b)(c)	7,080,000	7,080,000
NY Norwood-Norfolk Central School District
Series 2009,
2.250% 06/25/10	5,271,645	5,311,739
NY Oceanside Union Free School District
Series 2009,
2.000% 06/23/10	4,000,000	4,049,215
NY Onondaga County Industrial Development Agency
Syracuse University,
Series 2008 B, LOC: JPMorgan Chase Bank 0.200% 07/01/37 (09/07/09) (a)(b)	9,320,000	9,320,000
NY Power Authority
Series 1985,
LIQ FAC: Bank of Nova Scotia: 0.600% 03/01/16 (09/02/09) (a)(b)	2,500,000	2,500,000
0.600% 03/01/20 (09/01/09) (a)(b)	34,250,000	34,250,000
NY Reset Optional Certificates Trust II-R
Series 2006,
LIQ FAC: Citibank N.A. 0.290% 10/01/14 (09/07/09) (a)(b)	3,240,000	3,240,000
NY Riverhead Industrial Development Authority
Peconic Bay Medical Center,
Series 2006 A, LOC: HSBC Bank USA N.A. 0.200% 07/01/31 (09/07/09) (a)(b)	7,630,000	7,630,000
NY South Country Central School District of Brookhaven
Series 2009,
2.500% 08/26/10	12,000,000	12,157,449
NY South Huntington Union Free School District
Series 2009,
3.000% 09/15/09	905,000	905,693

See Accompanying Notes to Financial Statements.

5

Columbia New York Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Syracuse Industrial Development Agency
Syracuse University:
Series 2005 A, LOC: JPMorgan Chase Bank 0.200% 12/01/35 (09/07/09) (a)(b)	11,000,000	11,000,000
Series 2005 B, LOC: JPMorgan Chase Bank 0.200% 12/01/35 (09/07/09) (a)(b)	11,400,000	11,400,000
NY Thruway Authority Revenue
Series 2003,
5.000% 03/15/10	6,055,000	6,187,467
NY Tobacco Settlement Financing Corp.
Series 2006,
GTY AGMT: Merrill Lynch & Co., SPA: Merrill Lynch International Bank 0.490% 06/01/20 (09/07/09) (a)(b)(e)	32,000,000	32,000,000
NY Tompkins County Industrial Development Agency
Cornell University,
Series 2008 A2, SPA: JPMorgan Chase Bank 0.090% 07/01/37 (09/01/09) (a)(b)	5,005,000	5,005,000
NY Triborough Bridge & Tunnel Authority
Series 2005 A,
SPA: Dexia Credit Local 0.550% 11/01/35 (09/07/09) (a)(b)	12,165,000	12,165,000
Series 2008 A,
LOC: Societe Generale 0.320% 01/01/32 (09/07/09) (a)(b)	3,830,000	3,830,000
Series 2009 A1,
2.000% 11/15/38 (09/07/09) (b)(d)	5,000,000	5,025,955
NY Troy Industrial Development Authority
Rensselaer Polytechnic Institute,
Series 2002 D, LOC: Northern Trust Co. 0.220% 09/01/42 (09/07/09) (a)(b)	13,250,000	13,250,000

	Par ($)	Value ($)
NY Urban Development Corp.
Series 2004 A3A,
SPA: Dexia Credit Local 0.300% 03/15/33 (09/07/09) (a)(b)	25,405,000	25,405,000
Series 2004 A3C,
SPA: Dexia Credit Local 0.300% 03/15/33 (09/07/09) (a)(b)	11,450,000	11,450,000
Series 2007,
LIQ FAC: Citigroup Financial Products 0.290% 01/01/14 (09/07/09) (a)(b)	18,460,000	18,460,000
Series 2008 A5,
LOC: TD Banknorth N.A. 0.150% 01/01/30 (09/07/09) (a)(b)	22,900,000	22,900,000
Series 2009,
LIQ FAC: Citibank N.A.: 0.290% 12/15/24 (09/07/09) (a)(b)(c)	2,540,000	2,540,000
0.290% 03/01/28 (09/07/09) (a)(b)(c)	2,500,000	2,500,000
NY Westchester County Industrial Development
Westchester Jewish Community,
Series 1998, LOC: Chase Manhattan Bank 0.520% 10/01/28 (09/07/09) (a)(b)	855,000	855,000
NY Yonkers Industrial Development Agency
Consumers Union of the U.S., Inc.,
Series 2005, LOC: JPMorgan Chase Bank 0.190% 06/01/36 (09/07/09) (a)(b)	23,350,000	23,350,000
New York Total		948,152,910
Puerto Rico – 0.7%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2008,
LOC: Dexia Credit Local 1.000% 01/01/28 (09/07/09) (a)(b)	1,690,000	1,690,000

See Accompanying Notes to Financial Statements.

6

Columbia New York Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Series 2007 A8,
LOC: Wachovia Bank N.A. 0.180% 07/01/34 (09/07/09) (a)(b)	4,520,000	4,520,000
Puerto Rico Total		6,210,000
Total Municipal Bonds (cost of $954,362,910)		954,362,910
Total Investments – 99.6% (cost of $954,362,910)(f)		954,362,910
Other Assets & Liabilities, Net – 0.4%		3,915,185
Net Assets – 100.0%		958,278,095

Notes to Investment Portfolio:

(a) Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(b) Parenthetical date represents the effective maturity date for the security.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid, amounted to $70,305,000, which represents 7.3% of net assets.

(d) Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(e) Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly-owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)  Cost for federal income tax purposes is $954,362,910.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of August 31, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Reserves
August 31, 2009

		($)
Assets	Investments, at amortized cost approximating value	954,362,910
	Cash	3,284
	Receivable for:
	Investments sold	2,955,000
	Fund shares sold	113,000
	Interest	1,157,942
	Expense reimbursement due from investment advisor	40,712
	Trustees' deferred compensation plan	644
	Prepaid expenses	40,450
	Total Assets	958,673,942
Liabilities	Payable for:
	Distributions	29,363
	Investment advisory fee	125,947
	Pricing and bookkeeping fees	28,667
	Administration fee	21,918
	Transfer agent fee	2,912
	Trustees' fees	33,191
	Audit fee	51,821
	Custody fee	3,682
	Distribution and service fees	786
	Shareholder administration fees	63,580
	Chief compliance officer expenses	184
	Trustees' deferred compensation plan	644
	Other liabilities	33,152
	Total Liabilities	395,847
	Net Assets	958,278,095
Net Assets Consist of	Paid-in capital	958,089,702
	Undistributed net investment income	163,612
	Accumulated net realized gain	24,781
	Net Assets	958,278,095

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia New York Tax-Exempt Reserves
August 31, 2009

Capital Class Shares	Net assets	$133,679,803
	Shares outstanding	133,647,298
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$645,196,502
	Shares outstanding	645,039,825
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$4,819,409
	Shares outstanding	4,818,237
	Net asset value per share	$1.00
Class A Shares	Net assets	$34,694,369
	Shares outstanding	34,686,052
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$10,495
	Shares outstanding	10,493
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$119,387,984
	Shares outstanding	119,359,076
	Net asset value per share	$1.00
Retail A Shares	Net assets	$55,701
	Shares outstanding	55,688
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$20,433,832
	Shares outstanding	20,428,859
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia New York Tax-Exempt Reserves
For the Year Ended August 31, 2009

		($)
Investment Income	Interest	15,725,809
Expenses	Investment advisory fee	1,812,227
	Administration fee	962,417
	Distribution fee:
	Class A Shares	47,593
	Daily Class Shares	217
	Service fee:
	Adviser Class Shares	31,198
	Class A Shares	118,982
	Daily Class Shares	155
	Retail A Shares	59
	Shareholder administration fee:
	Trust Class Shares	773,094
	Class A Shares	47,594
	Institutional Class Shares	53,792
	Pricing and bookkeeping fees	206,687
	Transfer agent fee	15,401
	Trustees' fees	20,206
	Custody fee	19,427
	Chief compliance officer expenses	1,090
	Treasury temporary guarantee program fee	477,883
	Other expenses	212,707
	Total Expenses	4,800,729
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(826,799)
	Fees waived by distributor:
	Trust Class Shares	(563)
	Adviser Class Shares	(1,033)
	Class A Shares	(19,696)
	Daily Class Shares	(96)
	Retail A Shares	(— )*
	Expense reductions	(6,524)
	Net Expenses	3,946,018
	Net Investment Income	11,779,791
	Net realized gain on investments	24,781
	Net Increase Resulting from Operations	11,804,572

*Rounds to less than $1.

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	11,779,791	15,058,987
	Net realized gain on investments	24,781	148,346
	Net increase resulting from operations	11,804,572	15,207,333
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(2,416,400)	(3,076,885)
	Trust Class Shares	(7,178,169)	(6,258,826)
	Adviser Class Shares	(126,063)	(213,228)
	Class A Shares	(344,210)	(1,015,460)
	Daily Class Shares	(75)	(201)
	Institutional Class Shares	(1,386,489)	(3,965,367)
	Retail A Shares	(564)	(1,518)
	G-Trust Shares	(327,820)	(528,029)
	Total distributions to shareholders	(11,779,790)	(15,059,514)
	Net Capital Stock Transactions	(470,556,149)	1,035,049,061
	Total increase (decrease) in net assets	(470,531,367)	1,035,196,880
Net Assets	Beginning of period	1,428,809,462	393,612,582
	End of period	958,278,095	1,428,809,462
	Undistributed net investment income at end of period	163,612	15,265

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Columbia New York Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	585,702,714	585,702,714	718,652,350	718,652,349
Distributions reinvested	526,845	526,845	801,197	801,197
Redemptions	(824,694,247)	(824,694,247)	(409,934,566)	(409,934,566)
Net increase (decrease)	(238,464,688)	(238,464,688)	309,518,981	309,518,980
Trust Class Shares
Subscriptions	1,045,587,908	1,045,586,880	957,474,387	957,474,387
Proceeds received in connection with merger	—	—	731,753,800	731,798,904
Distributions reinvested	357,663	357,663	475,731	475,731
Redemptions	(1,131,499,265)	(1,131,499,265)	(999,171,543)	(999,171,543)
Net increase (decrease)	(85,553,694)	(85,554,722)	690,532,375	690,577,479
Adviser Class Shares
Subscriptions	19,301,883	19,301,883	22,639,323	22,639,324
Distributions reinvested	121,454	121,454	210,412	210,412
Redemptions	(29,639,636)	(29,639,636)	(15,292,105)	(15,292,105)
Net increase (decrease)	(10,216,299)	(10,216,299)	7,557,630	7,557,631
Class A Shares
Subscriptions	69,052,132	69,052,132	200,361,280	200,361,280
Distributions reinvested	344,198	344,198	1,015,419	1,015,419
Redemptions	(137,645,739)	(137,645,739)	(142,305,509)	(142,305,509)
Net increase (decrease)	(68,249,409)	(68,249,409)	59,071,190	59,071,190
Daily Class Shares
Subscriptions	200,506	200,506	—	—
Distributions reinvested	75	75	201	201
Redemptions	(200,524)	(200,524)	—	—
Net increase	57	57	201	201
Institutional Class Shares
Subscriptions	203,867,967	203,867,967	396,868,507	396,868,507
Distributions reinvested	1,383,477	1,383,477	3,924,670	3,924,670
Redemptions	(267,185,450)	(267,185,450)	(442,554,669)	(442,554,669)
Net decrease	(61,934,006)	(61,934,006)	(41,761,492)	(41,761,492)
Retail A Shares
Subscriptions	2,500	2,500	11,000	11,000
Distributions reinvested	564	564	1,518	1,518
Redemptions	(13,107)	(13,107)	(10,800)	(10,800)
Net increase (decrease)	(10,043)	(10,043)	1,718	1,718
G-Trust Shares
Subscriptions	27,607,008	27,607,008	33,044,183	33,044,184
Redemptions	(33,734,047)	(33,734,047)	(22,960,830)	(22,960,830)
Net increase (decrease)	(6,127,039)	(6,127,039)	10,083,353	10,083,354

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0104		0.0245		0.0346		0.0141		0.0251		0.0125
Less Distributions to Shareholders:
From net investment income	(0.0104)		(0.0245)		(0.0346)		(0.0141)		(0.0251)		(0.0125)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.04%		2.48	%(d)	3.51%		1.42	%(e)	2.53%		1.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(f)	0.20	%(f)	0.20	%(f)	0.20	%(f)(g)	0.20	%(f)	0.20%
Waiver/Reimbursement	0.07%		0.08%		0.11%		0.14	%(g)	0.14%		0.33%
Net investment income	1.15	%(f)	2.18	%(d)(f)	3.46	%(f)	3.38	%(f)(g)	2.66	%(f)	1.20%
Net assets, end of period (000s)	$133,680		$372,166		$62,595		$44,563		$24,804		$2,852

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0094		0.0235		0.0336		0.0137		0.0241		0.0115
Less Distributions to Shareholders:
From net investment income	(0.0094)		(0.0235)		(0.0336)		(0.0137)		(0.0241)		(0.0115)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.95%		2.38	%(d)	3.41%		1.38	%(e)	2.43%		1.16%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.34	%(f)	0.30	%(f)	0.30	%(f)	0.30	%(f)(g)	0.30	%(f)	0.30%
Waiver/Reimbursement	0.07%		0.08%		0.11%		0.14	%(g)	0.14%		0.33%
Net investment income	0.93	%(f)	1.72	%(d)(f)	3.36	%(f)	3.27	%(f)(g)	2.46	%(f)	1.23%
Net assets, end of period (000s)	$645,197		$730,700		$40,066		$31,364		$27,216		$12,627

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Period Ended March 31,		Period Ended August 24,
Adviser Class Shares	2009		2008		2007		2006 (a)		2006 (b)		2003 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0080		0.0220		0.0321		0.0131		0.0220		0.0025
Less Distributions to Shareholders:
From net investment income	(0.0080)		(0.0220)		(0.0321)		(0.0131)		(0.0220)		(0.0025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.81	%(f)	2.23	%(f)	3.25%		1.31	%(g)	2.22	%(g)	0.25	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.48	%(h)	0.45	%(h)	0.45	%(h)	0.45	%(h)(i)	0.45	%(h)(i)	0.45	%(i)
Waiver/Reimbursement	0.08%		0.08%		0.11%		0.14	%(i)	0.14	%(i)	0.78	%(i)
Net investment income	1.01	%(f)(h)	2.11	%(f)(h)	3.20	%(h)	3.11	%(h)(i)	2.44	%(h)(i)	0.68	%(i)
Net assets, end of period (000s)	$4,819		$15,037		$7,477		$4,695		$3,262		$—

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Advisor Class Shares re-commenced operations on April 14, 2005.

(c)  Advisor Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class A Shares	2009		2008		2007 (a)		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0065		0.0200		0.0301		0.0122		0.0206		0.0080
Less Distributions to Shareholders:
From net investment income	(0.0065)		(0.0200)		(0.0301)		(0.0122)		(0.0206)		(0.0080)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.65%		2.02	%(e)	3.05%		1.23	%(f)	2.07%		0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.65	%(g)	0.65	%(g)	0.65	%(g)	0.65	%(g)(h)	0.65	%(g)	0.65%
Waiver/Reimbursement	0.11%		0.08%		0.11%		0.14	%(h)	0.14%		0.33%
Net investment income	0.72	%(g)	1.82	%(e)(g)	3.01	%(g)	2.92	%(g)(h)	2.07	%(g)	0.82%
Net assets, end of period (000s)	$34,694		$102,951		$43,867		$37,820		$29,726		$11,469

(a)  On May 30, 2007, Market Class shares were renamed Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,
Daily Class Shares	2009		2008	2007 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0055		0.0195	0.0232
Less Distributions to Shareholders:
From net investment income	(0.0055)		(0.0195)	(0.0232)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (b)(c)	0.55	%(d)	1.96%	2.34	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.69%		0.80%	0.81	%(g)
Waiver/Reimbursement	0.22%		0.08%	0.11	%(g)
Net investment income (f)	0.12	%(d)	1.85%	2.90	%(g)
Net assets, end of period (000s)	$10		$10	$10

(a)  Daily Class Shares re-commenced operations on November 1, 2006.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0100		0.0241		0.0342		0.0140		0.0247		0.0121
Less Distributions to Shareholders:
From net investment income	(0.0100)		(0.0241)		(0.0342)		(0.0140)		(0.0247)		(0.0121)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.01%		2.44%		3.47%		1.40	%(d)	2.49%		1.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.28	%(e)	0.24	%(e)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%
Waiver/Reimbursement	0.07%		0.08%		0.11%		0.14	%(f)	0.14%		0.33%
Net investment income	1.03	%(e)	2.44	%(e)	3.42	%(e)	3.32	%(e)(f)	2.53	%(e)	1.30%
Net assets, end of period (000s)	$119,388		$181,320		$223,065		$154,605		$208,614		$74,101

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Retail A Shares	2009	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0094	0.0236	0.0336	0.0137		0.0100
Less Distributions to Shareholders:
From net investment income	(0.0094)	(0.0236)	(0.0336)	(0.0137)		(0.0100)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.95%	2.38%	3.41%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.34%	0.30%	0.30%	0.30	%(g)	0.30	%(g)
Waiver/Reimbursement	0.07%	0.08%	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	0.96%	2.36%	3.36%	3.28	%(g)	2.77	%(g)
Net assets, end of period (000s)	$56	$66	$64	$80		$74

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A Shares commenced operations on November, 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2009	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0104	0.0245	0.0346	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0104)	(0.0245)	(0.0346)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	1.05%	2.48%	3.51%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.24%	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.07%	0.08%	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	1.08%	2.35%	3.45%	3.38	%(g)	2.89	%(g)
Net assets, end of period (000s)	$20,434	$26,560	$16,468	$17,548		$17,664

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – Columbia New York Tax-Exempt Reserves
August 31, 2009

Note 1. Organization

Columbia New York Tax-Exempt Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Adviser Class, Class A, Daily Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 10, noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Columbia New York Tax-Exempt Reserves, August 31, 2009

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$148,346	$(148,346)	$—

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

22

Columbia New York Tax-Exempt Reserves, August 31, 2009

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31,
	2009	2008
Tax-Exempt Income	$11,634,347	$15,011,644
Ordinary Income*	86,200	47,870
Long-Term Capital Gains	59,243	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$192,975	$24,781	$—

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund.

23

Columbia New York Tax-Exempt Reserves, August 31, 2009

Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Adviser Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.10%	0.10%

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and

24

Columbia New York Tax-Exempt Reserves, August 31, 2009

Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2012	2011	2010	recovery	ended 8/31/09
$826,799	$605,663	$383,647	$1,816,109	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

25

Columbia New York Tax-Exempt Reserves, August 31, 2009

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses by $6,524 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the year ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2009, 81.0% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, the Fund had one shareholder that held 10.4% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at August 31, 2009 invested in debt obligations issued by New York and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss under the Program in the event the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the

26

Columbia New York Tax-Exempt Reserves, August 31, 2009

amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to Fund shares.

The Fund paid $501,911 to the Treasury to participate in the Program. This fee is being expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary expense for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Business Combinations and Mergers

As of March 24, 2008, New York Tax-Exempt Money Fund, a series of Excelsior Tax-Exempt Funds, Inc. merged into the

27

Columbia New York Tax-Exempt Reserves, August 31, 2009

Fund. The Fund received a tax-free transfer of assets from New York Tax-Exempt Money Fund as follows:

Shares Issued	Net Assets Received
731,753,800	$731,798,904

		Net Assets of
		Columbia
Net Assets of Columbia New York Tax-Exempt Reserves Prior to Combination	Net Assets of New York Tax-Exempt Money Fund Immediately Prior to Combination	New York Tax-Exempt Reserves Immediately After Combination
$440,208,267	$731,798,904	$1,172,007,171

Note 10. Subsequent Event

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia New York Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia New York Tax-Exempt Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2009

29

Federal Income Tax Information (Unaudited) – Columbia New York Tax-Exempt Reserves

For the fiscal year ended August 31, 2009, 99.9% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

30

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Director—Spectrum Brands, Inc. (consumer products); Director—Simmons Company (bedding); Director—The Finish Line (sportswear).

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer—California General Bank, N.A., from January 2008 through current; President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 66; Director—MIT Investment Company; Trustee—MIT 401k Plan; Trustee and Chairman—Research Foundation of CFA Institute.

31

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation, Chairman—The Daniel-Mickel Foundation; oversees 66; Board Member—Piedmont Natural Gas.

Interested Trustee

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director—Renaissance Reinsurance Ltd; Director—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Mr. Santomero is currently deemed by the Columbia Funds to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A. Citigroup, Inc., through its subsidiaries and affiliates, may engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the Columbia Funds or other funds or accounts advised/managed by Columbia Management Advisors, LLC.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

32

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

33

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

37

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia New York Tax-Exempt Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/23435-0809 (10/09) 09/93183

Columbia Management®

Annual Report

August 31, 2009

Columbia California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Financial Statements

Investment Portfolio	2

Statement of Assets and Liabilities	11

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	23

Report of Independent Registered Public Accounting Firm	31

Federal Income Tax Information	32

Fund Governance	33

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500® Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 9 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,001.71	1,023.95	1.26	1.28	0.25
Trust Class Shares	1,000.00	1,000.00	1,001.21	1,023.44	1.77	1.79	0.35
Liquidity Class Shares	1,000.00	1,000.00	1,000.91	1,023.19	2.02	2.04	0.40
Adviser Class Shares	1,000.00	1,000.00	1,000.50	1,022.79	2.42	2.45	0.48
Investor Class Shares	1,000.00	1,000.00	1,000.30	1,022.53	2.67	2.70	0.53
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,022.23	2.97	3.01	0.59
Institutional Class Shares	1,000.00	1,000.00	1,001.51	1,023.74	1.46	1.48	0.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia California Tax-Exempt Reserves

August 31, 2009

Municipal Bonds – 99.9%
	Par ($)	Value ($)
California – 99.2%
CA ABAG Finance Authority for Nonprofit Corporations
Series 2008, AMT,
LIQ FAC: Citigroup Financial Products 0.450% 12/01/09 (09/07/09) (a)(b)	5,720,000	5,720,000
CA Affordable Housing Agency
RHA Properties,
Series 2003 A, LIQ FAC: FNMA 0.230% 09/15/33 (09/07/09) (a)(b)	8,545,000	8,545,000
CA Alameda County Industrial Development Authority
York Fabrication, Inc.,
Series 1996 A, AMT, LOC: BNP Paribas 0.470% 11/01/26 (09/07/09) (a)(b)	5,000,000	5,000,000
CA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust: 0.240% 09/01/26 (09/07/09) (a)(b)	9,130,000	9,130,000
0.240% 07/01/33 (09/07/09) (a)(b)	12,135,000	12,135,000
0.290% 08/01/28 (09/07/09) (a)(b)	26,305,000	26,305,000
CA Chino Basin Regional Financing Authority
Inland Empire Utilities Agency,
Series 2008 B, LOC: Dexia Credit Local 0.350% 06/01/32 (09/07/09) (a)(b)	10,700,000	10,700,000
CA Contra Costa County
Multi-Family Housing:
Delta Square - Oxford LP, Series 1999 - H, LIQ FAC: FNMA 0.290% 10/15/29 (09/07/09) (a)(b)	10,555,000	10,555,000
Series 2007, AMT, GTY AGMT: Goldman Sachs 0.340% 07/01/47 (09/07/09) (a)(b)	12,495,000	12,495,000

	Par ($)	Value ($)
CA Corona
Multi-Family Housing,
Country Hills Apartments, Series 1995 A, LIQ FAC: FHLMC 0.210% 02/01/25 (09/07/09) (a)(b)	6,115,000	6,115,000
CA County of Santa Clara
Series 2007, AMT,
GTY AGMT: Goldman Sachs 0.340% 12/15/26 (09/07/09) (a)(b)	12,300,000	12,300,000
CA Covina Redevelopment Agency
Shadowhills Apartments, Inc.,
Series 1994 A, LIQ FAC: FNMA 0.210% 12/01/15 (09/07/09) (a)(b)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, 0.210% 10/15/29 (09/07/09) (b)(c)	6,700,000	6,700,000
CA Department of Water Resources
Power Supply Revenue:
Series 2002 C-4, LOC: JPMorgan Chase Bank, LOC: California State Teachers' Retirement System 0.200% 05/01/22 (09/07/09) (a)(b)	290,000	290,000
Series 2005 F-2, LOC: JPMorgan Chase Bank, LOC: Societe General 0.120% 05/01/20 (09/01/09) (a)(b)	22,665,000	22,665,000
Series 2008,
LIQ FAC: Citibank N.A. 0.290% 12/01/11 (09/07/09) (a)(b)	3,840,000	3,840,000
Series 2009,
LIQ FAC: Morgan Stanley 0.290% 12/01/28 (09/07/09) (a)(b)(d)	11,910,000	11,910,000

See Accompanying Notes to Financial Statements.

2

Columbia California Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG: 0.310% 08/01/23 (09/07/09) (a)(b)	2,905,000	2,905,000
0.310% 08/01/28 (09/07/09) (a)(b)	5,585,000	5,585,000
0.310% 08/01/29 (09/07/09) (a)(b)	16,385,000	16,385,000
0.310% 08/01/32 (09/07/09) (a)(b)	7,240,000	7,240,000
0.310% 08/01/35 (09/07/09) (a)(b)	5,230,000	5,230,000
0.310% 08/01/36 (09/07/09) (a)(b)	5,365,000	5,365,000
0.310% 09/01/37 (09/07/09) (a)(b)	8,900,000	8,900,000
0.310% 09/01/38 (09/07/09) (a)(b)	9,055,000	9,055,000
0.320% 06/01/27 (09/07/09) (a)(b)	10,845,000	10,845,000
0.320% 12/01/30 (09/07/09) (a)(b)	38,360,000	38,360,000
0.320% 09/01/31 (09/07/09) (a)(b)	13,460,000	13,460,000
0.320% 02/01/37 (09/07/09) (a)(b)	15,210,000	15,210,000
0.320% 06/01/47 (09/07/09) (a)(b)	32,985,000	32,985,000
0.410% 09/01/36 (09/07/09) (a)(b)	46,065,000	46,065,000
Series 2008,
GTY AGMT: Deutsche Bank AG: 0.310% 09/01/29 (09/07/09) (a)(b)	4,040,000	4,040,000
0.310% 10/01/31 (09/07/09) (a)(b)	17,264,000	17,264,000
0.310% 07/01/32 (09/07/09) (a)(b)(d)	1,870,000	1,870,000
0.310% 06/01/35 (09/07/09) (a)(b)	1,640,000	1,640,000
0.340% 11/01/38 (09/07/09) (a)(b)	2,705,000	2,705,000
CA Duarte Redevelopment Agency
Certificates of Participation:
Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp. 0.220% 12/01/19 (09/07/09) (a)(b)	5,000,000	5,000,000

	Par ($)	Value ($)
Piken Duarte Partners, Series 1984 A, LOC: General Electric Capital Corp. 0.220% 12/01/19 (09/07/09) (a)(b)	7,000,000	7,000,000
CA Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 0.210% 10/01/34 (09/07/09) (a)(b)	5,290,000	5,290,000
Series 2007,
LOC: U.S. Bank N.A. 0.210% 09/01/33 (09/07/09) (a)(b)	47,480,000	47,480,000
CA Educational Facilities Authority
Series 2000 A,
LIQ FAC: Societe Generale 0.270% 10/01/27 (09/07/09) (a)(b)	14,275,000	14,275,000
Series 2008,
LIQ FAC: Citigroup Financial Products 0.290% 09/15/32 (09/07/09) (a)(b)	5,695,000	5,695,000
CA El Dorado Irrigation District & El Dorado Water Agency
Series 2008 AD,
LOC: Dexia Credit Local 0.350% 03/01/36 (09/07/09) (a)(b)	79,450,000	79,450,000
CA Foothill Eastern Transportation Corridor Agency
Series 1995 A:
Escrowed to Maturity 7.050% 01/01/10	10,000,000	10,198,558
Pre-refunded 01/01/10, 7.150% 01/01/13 (01/01/10) (b)	2,000,000	2,080,229
Series 1995,
Pre-refunded 01/01/10, 7.100% 01/01/11 (01/01/10) (b)	15,000,000	15,599,270
CA Foothill-De Anza Community College District
Series 2007,
GTY AGMT: Wells Fargo & Co. 0.330% 08/01/31 (09/07/09) (a)(b)	10,075,000	10,075,000

See Accompanying Notes to Financial Statements.

3

Columbia California Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)

	Par ($)	Value ($)
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Series 2001 A, LIQ FAC: FNMA 0.210% 02/15/31 (09/07/09) (a)(b)	5,095,000	5,095,000
CA Golden Gate Bridge Highway
0.300% 10/07/09	30,500,000	30,500,000
CA Golden State Tobacco Securitization Corp.
Series 2009,
LIQ FAC: Citibank N.A. 0.540% 03/01/14 (09/07/09) (a)(b)(d)	31,800,000	31,800,000
CA Golden West Schools Financing Authority
Series 2005,
GTY AGMT: Dexia Credit Local 1.300% 09/01/24 (09/07/09) (a)(b)	5,640,000	5,640,000
CA Hayward
Multi-Family Housing,
Santa Clara Associates LLC, Series 1998 A, AMT, LIQ FAC: FNMA 0.360% 03/15/33 (09/07/09) (a)(b)	7,300,000	7,300,000
CA Health Facilities Financing Authority
Children's Hospital of Orange County:
Series 2009 B, LOC: U.S. Bank N.A. 0.210% 11/01/38 (09/07/09) (a)(b)	7,100,000	7,100,000
Series 2009 C,
LOC: U.S. Bank N.A. 0.210% 11/01/38 (09/07/09) (a)(b)	7,100,000	7,100,000
Series 2009 D,
LOC: U.S. Bank N.A. 0.210% 11/01/34 (09/07/09) (a)(b)	4,000,000	4,000,000
CA Hemet Unified School District
Certificates of Participation,
Series 2006, LOC: State Street Bank & Trust 0.280% 10/01/36 (09/07/09) (a)(b)	6,000,000	6,000,000

	Par ($)	Value ($)
CA Indio Multi-Family Housing Revenue
Series 1996 A,
LIQ FAC: FNMA 0.210% 08/01/26 (09/07/09) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
0.250% 10/06/09	7,000,000	7,000,000
0.600% 09/03/09	2,000,000	2,000,000
0.700% 12/03/09	2,000,000	2,000,000
American National Red Cross,
Series 2008, LOC: U.S. Bank NA 0.190% 09/01/34 (09/07/09) (a)(b)	9,000,000	9,000,000
Pacific Gas & Electric Co.,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.290% 11/01/26 (09/07/09) (a)(b)	35,785,000	35,785,000
Series 2007,
0.500% 10/01/47 (04/01/10) (b)(c)	8,700,000	8,700,000
SRI International,
Series 2003 A, LOC: Wells Fargo Bank N.A. 0.180% 09/01/28 (09/07/09) (a)(b)	4,715,000	4,715,000
Traditional Baking, Inc.,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.400% 08/01/28 (09/07/09) (a)(b)	1,895,000	1,895,000
CA Inland Valley Development Agency
Series 1997,
LOC: Union Bank of California N.A. 0.250% 03/01/27 (09/07/09) (a)(b)	10,000,000	10,000,000
CA Livermore Redevelopment Agency
Series 2009,
LOC: FNMA 0.230% 07/15/39 (09/07/09) (a)(b)	5,000,000	5,000,000
CA Loma Linda Hospital Revenue
Series 2007 B-1,
LOC: Union Bank of California N.A. 0.200% 12/01/37 (09/07/09) (a)(b)	31,200,000	31,200,000

See Accompanying Notes to Financial Statements.

4

Columbia California Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Los Angeles Community Redevelopment Agency
Forest City Southpark,
Multi-Family Housing, Series 1985, LIQ FAC: FNMA 0.200% 12/15/24 (09/07/09) (a)(b)	6,385,000	6,385,000
CA Los Angeles County Community Development Commission
Willowbrook Partnership,
Series 1985, LOC: Wells Fargo Bank N.A. 0.200% 11/01/15 (09/07/09) (a)(b)	4,300,000	4,300,000
CA Los Angeles County
Series 2009,
2.500% 06/30/10	134,045,000	135,914,493
CA Los Angeles Department of Airports
Series 2002 C-1,
LOC: BNP Paribas 0.200% 05/15/20 (09/07/09) (a)(b)	19,500,000	19,500,000
CA Los Angeles Department of Water & Power
Series 2001 B-1,
0.150% 07/01/34 (09/07/09) (b)(c)	10,700,000	10,700,000
Series 2001 B-3,
0.110% 07/01/34 (09/01/09) (b)(c)	18,485,000	18,485,000
Series 2001 B-8,
0.150% 07/01/34 (09/07/09) (b)(c)	30,725,000	30,725,000
Series 2002 A-2,
SPA: JPMorgan Chase Bank 0.200% 07/01/35 (09/07/09) (a)(b)	25,700,000	25,700,000
Series 2002 A-5,
SPA: Lloyds TSB Bank PLC 0.160% 07/01/35 (09/07/09) (a)(b)	29,400,000	29,400,000
Series 2008,
LIQ FAC: Citibank N.A. 0.290% 07/01/15 (09/07/09) (a)(b)	5,390,000	5,390,000
CA Los Angeles Metro Transportation
0.700% 09/09/09	33,684,000	33,684,000

	Par ($)	Value ($)
CA Los Angeles Unified School District
Series 1997 A,
LOC: Bank of New York 0.190% 12/01/17 (09/07/09) (a)(b)	1,830,000	1,830,000
CA Los Angeles
Series 2008 B,
LOC: Bank of Nova Scotia 0.250% 06/01/28 (09/07/09) (a)(b)	12,170,000	12,170,000
CA Manteca Redevelopment Agency
Series 2005,
LOC: State Street Bank & Trust Co. 0.140% 10/01/42 (09/01/09) (a)(b)	20,500,000	20,500,000
CA Menlo Park Community Development Agency
Series 2006,
LOC: State Street Bank & Trust Co. 0.140% 01/01/31 (09/01/09) (a)(b)	14,000,000	14,000,000
CA Metropolitan Water District of Southern California
Waterworks Revenue,
Series 2008, LIQ FAC: Citibank N.A. 0.290% 04/01/12 (09/07/09) (a)(b)	5,525,000	5,525,000
CA Morgan Hill Unified School District
Series 2008 A,
LIQ FAC: Societe Generale 0.310% 08/01/25 (09/07/09) (a)(b)	5,000,000	5,000,000
CA Municipal Finance Authority
La Sierra University,
Series 2008 B, LOC: Wells Fargo Bank N.A. 0.280% 08/01/20 (09/07/09) (a)(b)	3,900,000	3,900,000
CA Northern California Gas Authority No. 1
Series 2007,
GTY AGMT: Goldman Sachs 0.340% 07/01/27 (09/07/09) (a)(b)	76,795,000	76,795,000
CA Northern California Power Agency
Series 2008 A,
LOC: Dexia Credit Local 0.350% 07/01/32 (09/07/09) (a)(b)	34,350,000	34,350,000

See Accompanying Notes to Financial Statements.

5

Columbia California Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Oakland Redevelopment Agency
Multi-Family Housing,
Series 2005, AMT, LIQ FAC: FHLMC 0.610% 10/01/50 (09/07/09) (a)(b)	150,695,000	150,695,000
CA Oakland-Alameda County Coliseum Authority
Series 2000 C-2,
LOC: Bank of New York, LOC: California State Teachers' Retirement System 0.150% 02/01/25 (09/07/09) (a)(b)	25,940,000	25,940,000
CA Orange County Apartment Development Authority
WLCO LF Partners,
Series 1998 G-2, LIQ FAC: FNMA 0.230% 11/15/28 (09/07/09) (a)(b)	17,500,000	17,500,000
CA Oxnard Financing Authority
Series 2008 A,
LOC: Societe Generale 0.310% 06/01/34 (09/07/09) (a)(b)	9,710,000	9,710,000
CA Pleasanton Multi-Family Housing
Greenbriar Bernal Apartments LP,
Series 2001 A, AMT, LIQ FAC: FNMA 0.320% 09/15/34 (09/07/09) (a)(b)	2,900,000	2,900,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC,
Series 2005 A, AMT, LOC: Wells Fargo Bank N.A. 0.420% 06/01/15 (09/07/09) (a)(b)	4,650,000	4,650,000
Marborg Industries,
Series 2006 A, AMT, LOC: Wachovia Bank N.A. 0.420% 06/01/35 (09/07/09) (a)(b)	4,800,000	4,800,000
Sierra Pacific Industries, Inc.,
Series 1993, LOC: Wells Fargo Bank N.A. 0.300% 02/01/13 (09/07/09) (a)(b)	13,400,000	13,400,000

	Par ($)	Value ($)
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT:
LIQ FAC: FHLMC 0.610% 10/01/31 (09/07/09) (a)(b)	27,565,000	27,565,000
LIQ FAC: FHLMC 0.610% 12/01/46 (09/07/09) (a)(b)	80,351,000	80,351,000
Series 2007:
GTY AGMT: Dexia Credit Local 1.300% 02/01/18 (09/07/09) (a)(b)	5,690,000	5,690,000
Insured: FGIC, GTY AGMT: Dexia Credit Local 0.710% 12/01/35 (09/07/09) (a)(b)	10,300,000	10,300,000
LOC: Dexia Credit Local 1.300% 03/01/16 (09/07/09) (a)(b)	13,330,000	13,330,000
Series 2008, AMT,
GTY AGMT: FHLMC: 0.480% 09/01/30 (09/07/09) (a)(b)	4,185,000	4,185,000
0.630% 06/08/29 (09/07/09) (a)(b)	5,775,000	5,775,000
0.630% 05/01/30 (09/07/09) (a)(b)(d)	7,210,000	7,210,000
0.630% 11/01/42 (09/07/09) (a)(b)	7,390,000	7,390,000
0.630% 01/01/43 (09/07/09) (a)(b)	8,310,000	8,310,000
0.630% 05/01/44 (09/07/09) (a)(b)	12,265,000	12,265,000
0.630% 03/01/45 (09/07/09) (a)(b)	6,535,000	6,535,000
0.630% 02/01/49 (09/07/09) (a)(b)	3,485,000	3,485,000
Series 2008,
GTY AGMT: FHLMC 0.630% 04/01/44 (09/07/09) (a)(b)	16,350,000	16,350,000
CA RBC Municipal Products, Inc. Trust
Series 2008 E5,
LOC: Royal Bank of Canada 0.340% 12/01/09 (09/07/09) (a)(b)	13,785,000	13,785,000
CA Regents of University
0.300% 09/24/09	15,000,000	15,000,000

See Accompanying Notes to Financial Statements.

6

Columbia California Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Riverside County Asset Leasing Corp.
Series 2008 A,
LOC: Union Bank of California N.A. 0.220% 11/01/32 (09/07/09) (a)(b)	17,000,000	17,000,000
CA Roseville
Series 2008 A,
LOC: Dexia Credit Local 0.550% 02/01/35 (09/07/09) (a)(b)	27,000,000	27,000,000
CA Sacramento County Sanitation District
Series 2008 A,
LOC: Societe Generale: 0.310% 12/01/35 (09/07/09) (a)(b)	18,450,000	18,450,000
0.310% 12/01/35 (09/07/09) (a)(b)(d)	2,500,000	2,500,000
Series 2008 E,
LOC: U.S. Bank N.A. 0.200% 12/01/40 (09/07/09) (a)(b)	5,000,000	5,000,000
CA Sacramento County
Multi-Family Housing,
Riverpoint-714 LLC, Series 2007 B, LOC: FNMA 0.210% 08/15/27 (09/07/09) (a)(b)	10,000,000	10,000,000
CA Sacramento Municipal Utility Department
0.300% 10/07/09	90,500,000	90,500,000
0.300% 10/09/09	50,000,000	50,000,000
CA Sacramento Suburban Water District
Series 2009 A,
LOC: Sumitomo Mitsui Banking 0.270% 11/01/34 (09/02/09) (a)(b)	5,000,000	5,000,000
CA San Bernardino County Housing Authority
Multi-Family Housing:
Indian Knoll Apartments, Series 1985 A, LIQ FAC: FNMA 0.290% 05/15/31 (09/07/09) (a)(b)	3,580,000	3,580,000
Reche Canyon Apartments, Series 1985 B, LIQ FAC: FNMA 0.290% 05/15/30 (09/07/09) (a)(b)	3,500,000	3,500,000

	Par ($)	Value ($)
CA San Bernardino Flood Control District
Series 2008,
LOC: UBS Warburg 0.200% 08/01/37 (09/07/09) (a)(b)	6,400,000	6,400,000
CA San Diego County Water Authority
0.500% 09/10/09	19,035,000	19,035,000
CA San Diego Housing Authority
Multi-Family Housing:
Bay Vista Housing Partners LP, Series 2008 A, AMT, LIQ FAC: FNMA 0.310% 02/15/38 (09/07/09) (a)(b)	4,900,000	4,900,000
Swift Real Estate Partners, Series 2004 C, LIQ FAC: FNMA 0.240% 01/15/35 (09/07/09) (a)(b)	11,915,000	11,915,000
CA San Diego Public Facilities Financing Authority
Series 2008 A,
LOC: Societe Generale 0.310% 05/15/29 (09/07/09) (a)(b)	4,815,000	4,815,000
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing:
Fillmore Center: Series 1992 A, LIQ FAC: FHLMC 0.290% 12/01/17 (09/07/09) (a)(b)	30,100,000	30,100,000
Series 1992, AMT, LIQ FAC: FHLMC 0.310% 12/01/17 (09/07/09) (a)(b)	3,000,000	3,000,000
South Harbor, Series 1986, LOC: Credit Local de France 0.600% 12/01/16 (09/07/09) (a)(b)	5,000,000	5,000,000
CA San Joaquin County
0.320% 09/10/09	45,500,000	45,500,000
CA San Jose Financing Authority Lease
Series 2008 A,
LOC: Bank of Nova Scotia, LOC: California State Teachers' Retirement System 0.150% 06/01/39 (09/07/09) (a)(b)	4,730,000	4,730,000

See Accompanying Notes to Financial Statements.

7

Columbia California Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008,
LIQ FAC: Citibank N.A. 0.290% 06/01/11 (09/07/09) (a)(b)	12,005,000	12,005,000
CA San Jose Multi-Family Housing
Evans Lane Apartments LP,
Series 2008 B, LOC: FHLMC 0.300% 07/01/38 (09/07/09) (a)(b)	12,950,000	12,950,000
Fairfield Trestles LP,
Series 2004 A, AMT, LIQ FAC: FHLMC 0.430% 03/01/37 (09/07/09) (a)(b)	7,325,000	7,325,000
Fairfield Turnleaf Apartments,
Series 2003 A, AMT, LIQ FAC: FHLMC 0.370% 06/01/36 (09/07/09) (a)(b)	10,960,000	10,960,000
CA San Jose
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 09/07/34 (09/07/09) (a)(b)	24,700,000	24,700,000
CA School Cash Reserve Program Authority
Series 2009 A-10:
2.500% 07/01/10	16,580,000	16,839,839
LOC: U.S. Bank N.A. 2.500% 07/01/10	13,380,000	13,597,572
CA Southern Public Power Authority
Power Project Revenue,
Series 1991, LOC: Lloyds TSB Bank PLC 0.900% 07/01/19 (09/07/09) (a)(b)	56,000,000	56,000,000
Series 2008 A,
LOC: JPMorgan Chase Bank 0.240% 07/01/17 (09/07/09) (a)(b)	7,995,000	7,995,000
Series 2008 B,
LOC: Dexia Credit Local 0.350% 07/01/17 (09/07/09) (a)(b)	12,135,000	12,135,000
CA Statewide Communities Development Authority
0.300% 10/15/09	25,000,000	25,000,000
0.350% 12/08/09 (c)	10,000,000	10,000,000

	Par ($)	Value ($)
Hanna Boys Center,
Series 2002, LOC: Northern Trust Co. 0.320% 12/31/32 (09/07/09) (a)(b)	5,000,000	5,000,000
Kaiser Foundation Hospitals:
Series 2008 C, 3.000% 04/01/34 (04/01/10) (b)(c)	16,000,000	16,235,562
Series 2009, 3.000% 04/01/43 (10/01/09) (b)(c)	5,000,000	5,075,323
Kaiser Permanente,
Series 2004 M, 0.210% 04/01/38 (09/07/09) (b)(c)	14,315,000	14,315,000
Multi-Family Housing,
Bay Vista at Meadow Park LP, Series 2003 1, AMT, LIQ FAC: FNMA 0.300% 12/15/37 (09/07/09) (a)(b)	7,300,000	7,300,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank of California N.A. 0.280% 02/01/35 (09/07/09) (a)(b)	13,415,000	13,415,000
Series 2007 29-G, AMT,
GTY AGMT: Goldman Sachs 0.340% 05/01/39 (09/07/09) (a)(b)	9,835,000	9,835,000
Series 2007, AMT:
GTY AGMT: Citigroup Financial Products: 1.340% 02/01/14 (09/07/09) (a)(b)	9,550,000	9,550,000
1.340% 07/01/15 (09/07/09) (a)(b)	9,425,000	9,425,000
LIQ FAC: FHLMC 0.610% 02/01/53 (09/07/09) (a)(b)	58,995,000	58,995,000
Series 2008 14-G,
GTY AGMT: Goldman Sachs 0.310% 05/15/25 (09/07/09) (a)(b)	18,035,000	18,035,000
Series 2008 R,
LIQ FAC: Citibank N.A. 0.440% 09/01/34 (09/07/09) (a)(b)(d)	10,035,000	10,035,000

See Accompanying Notes to Financial Statements.

8

Columbia California Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008, AMT:
GTY AGMT: Citigroup Financial Products 1.280% 06/01/34 (09/07/09) (a)(b)	13,400,000	13,400,000
LIQ FAC: Citigroup Financial Products 0.450% 07/01/14 (09/07/09) (a)(b)	7,555,000	7,555,000
Series 2008:
GTY AGMT: Citigroup Financial Products 0.840% 03/01/34 (09/07/09) (a)(b)	34,450,000	34,450,000
GTY AGMT: Wells Fargo Bank N.A. 0.330% 07/01/30 (09/07/09) (a)(b)	5,007,500	5,007,500
LIQ FAC: Citibank N.A.: 0.440% 04/01/26 (09/07/09) (a)(b)	4,900,000	4,900,000
0.440% 11/15/32 (09/07/09) (a)(b)	6,860,000	6,860,000
LOC: JPMorgan Chase Bank 0.200% 09/01/29 (09/07/09) (a)(b)	1,985,000	1,985,000
Varenna Care Center LP,
Series 2006, LOC: FHLB 0.260% 02/15/41 (09/07/09) (a)(b)	5,700,000	5,700,000
CA State
Series 2004 A-5,
LOC: Citibank N.A., LOC: California State Teachers' Retirement System 0.150% 05/01/34 (09/01/09) (a)(b)	7,600,000	7,600,000
Series 2004 B-2,
LOC: Citibank N.A., LOC: State Street Bank & Trust, Co. 0.120% 05/01/34 (09/01/09) (a)(b)	10,225,000	10,225,000
Series 2004 B-3,
LOC: Citibank N.A., LOC: State Street Bank & Trust Co. 0.160% 05/01/34 (09/01/09) (a)(b)	48,050,000	48,050,000
Series 2004,
GTY AGMT: Dexia Credit Local 1.300% 04/01/17 (09/07/09) (a)(b)	6,065,000	6,065,000
Series 2005,
GTY AGMT: Dexia Credit Local 1.300% 02/01/25 (09/07/09) (a)(b)	10,440,000	10,440,000

	Par ($)	Value ($)
Series 2007 A,
LOC: Societe Generale 0.310% 06/01/37 (09/07/09) (a)(b)	24,840,000	24,840,000
Series 2007:
GTY AGMT: Wells Fargo Bank N.A. 0.330% 12/01/37 (09/07/09) (a)(b)	14,663,000	14,663,000
Insured: FSA, LIQ FAC: Citibank N.A. 0.440% 02/01/10 (09/07/09) (a)(b)	640,000	640,000
Series 2008 A,
LOC: Societe Generale 0.310% 06/01/26 (09/07/09) (a)(b)	8,155,000	8,155,000
Series 2008:
GTY AGMT: Wells Fargo Bank N.A. 0.330% 04/01/38 (09/07/09) (a)(b)	18,800,500	18,800,500
LOC: Dexia Credit Local 1.000% 08/01/27 (09/07/09) (a)(b)	88,695,000	88,695,000
CA Union City
Multi-Family Housing,
Series 2007, GTY AGMT: Goldman Sachs 0.310% 12/15/26 (09/07/09) (a)(b)	7,970,000	7,970,000
CA University of California
Series 2001,
Pre-refunded 9/01/09 5.000% 09/01/31 (09/01/09) (b)	5,000,000	5,050,000
Series 2008,
LIQ FAC: Citibank N.A.: 0.290% 05/15/31 (09/07/09) (a)(b)	6,880,000	6,880,000
0.440% 05/01/16 (09/07/09) (a)(b)	7,045,000	7,045,000
CA West Hills Community College District
Series 2008,
LOC: Union Bank of California N.A. 0.280% 07/01/33 (09/07/09) (a)(b)	14,925,000	14,925,000
California Total		2,922,435,846

See Accompanying Notes to Financial Statements.

9

Columbia California Tax-Exempt Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Puerto Rico – 0.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 A,
LIQ FAC: Citibank N.A. 0.440% 07/01/26 (09/07/09) (a)(b)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 1.370% 08/01/42 (09/07/09) (a)(b)	3,750,000	3,750,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2009,
LIQ FAC: Citibank N.A. 0.340% 08/01/39 (09/07/09) (a)(b)(d)	7,395,000	7,395,000
PR Commonwealth of Puerto Rico
Series 2007 A8,
LOC: Wachovia Bank N.A. 0.180% 07/01/34 (09/07/09) (a)(b)	5,480,000	5,480,000
Puerto Rico Total		19,625,000
Total Municipal Bonds (cost of $2,942,060,846)		2,942,060,846
Total Investments – 99.9% (cost of $2,942,060,846)(e)		2,942,060,846
Other Assets & Liabilities, Net – 0.1%		2,193,956
Net Assets – 100.0%		2,944,254,802

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid, amounted to $72,720,000, which represents 2.5% of net assets.

(e)  Cost for federal income tax purposes is $2,942,060,846.

  Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of August 31, 2009.

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – Columbia California Tax-Exempt Reserves
August 31, 2009

		($)
Assets	Investments, at amortized cost approximating value	2,942,060,846
	Cash	2,622
	Receivable for:
	Fund shares sold	100,000
	Interest	3,352,113
	Prepaid expenses	122,834
	Total Assets	2,945,638,415
Liabilities	Expense reimbursement due to investment advisor	15,098
	Payable for:
	Fund shares repurchased	280,000
	Distributions	73,015
	Investment advisory fee	394,115
	Administration fee	93,430
	Pricing and bookkeeping fees	41,470
	Transfer agent fee	8,603
	Trustees' fees	40,786
	Custody fee	8,077
	Distribution and service fees	284,799
	Shareholder administration fee	66,560
	Chief compliance officer expenses	603
	Other liabilities	77,057
	Total Liabilities	1,383,613
	Net Assets	2,944,254,802
Net Assets Consist of	Paid-in capital	2,944,671,968
	Undistributed net investment income	972,012
	Accumulated net realized loss	(1,389,178)
	Net Assets	2,944,254,802

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – Columbia California Tax-Exempt Reserves
August 31, 2009

Capital Class Shares	Net assets	$366,449,536
	Shares outstanding	366,510,789
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$585,898,943
	Shares outstanding	585,993,855
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$477,798
	Shares outstanding	477,892
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$309,195,035
	Shares outstanding	309,248,309
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$188,903,703
	Shares outstanding	188,934,482
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,045,608,618
	Shares outstanding	1,045,782,152
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$447,721,169
	Shares outstanding	447,794,218
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – Columbia California Tax-Exempt Reserves
For the Year Ended August 31, 2009

		($)
Investment Income	Interest	60,227,421
Expenses	Investment advisory fee	6,700,793
	Administration fee	3,922,026
	Distribution fee:
	Investor Class Shares	255,838
	Daily Class Shares	5,457,665
	Service fee:
	Liquidity Class Shares	14,037
	Adviser Class Shares	1,500,775
	Investor Class Shares	639,594
	Daily Class Shares	3,898,332
	Shareholder administration fee:
	Trust Class Shares	705,762
	Institutional Class Shares	253,503
	Pricing and bookkeeping fees	257,729
	Transfer agent fee	41,244
	Trustees' fees	10,140
	Custody fee	80,192
	Chief compliance officer expenses	2,614
	Treasury temporary guarantee program fee	1,947,155
	Other expenses	298,766
	Total Expenses	25,986,165
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,336,606)
	Fees waived by distributor:
	Liquidity Class Shares	(4)
	Adviser Class Shares	(41,417)
	Investor Class Shares	(76,795)
	Daily Class Shares	(1,703,463)
	Fees waived by shareholder service provider—Liquidity Class Shares	(5,614)
	Expense reductions	(43,892)
	Net Expenses	21,778,374
	Net Investment Income	38,449,047
	Net realized loss on investments	(1,168,873)
	Net Increase Resulting from Operations	37,280,174

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – Columbia California Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	38,449,047	97,158,501
	Net realized gain (loss) on investments	(1,168,873)	191,230
	Net increase resulting from operations	37,280,174	97,349,731
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(7,963,211)	(17,697,814)
	Trust Class Shares	(6,751,850)	(13,252,704)
	Liquidity Class Shares	(100,321)	(1,348,000)
	Adviser Class Shares	(5,351,018)	(13,021,901)
	Investor Class Shares	(1,960,580)	(5,161,068)
	Daily Class Shares	(9,718,849)	(30,973,219)
	Institutional Class Shares	(6,603,218)	(15,712,135)
	Total distributions to shareholders	(38,449,047)	(97,166,841)
	Net Capital Stock Transactions	(2,357,921,639)	1,287,019,179
	Total increase (decrease) in net assets	(2,359,090,512)	1,287,202,069
Net Assets	Beginning of period	5,303,345,314	4,016,143,245
	End of period	2,944,254,802	5,303,345,314
	Undistributed net investment income at end of period	972,012	751,707

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	1,358,516,302	1,358,516,302	2,863,240,549	2,863,240,549
Distributions reinvested	5,523,559	5,523,559	11,769,863	11,769,863
Redemptions	(1,854,843,684)	(1,854,843,684)	(2,574,920,371)	(2,574,920,371)
Net increase (decrease)	(490,803,823)	(490,803,823)	300,090,041	300,090,041
Trust Class Shares
Subscriptions	694,589,205	694,589,205	956,443,026	956,443,026
Distributions reinvested	167,154	167,154	427,059	427,059
Redemptions	(870,655,288)	(870,655,288)	(719,902,080)	(719,902,080)
Net increase (decrease)	(175,898,929)	(175,898,929)	236,968,005	236,968,005
Liquidity Class Shares
Subscriptions	6,618,121	6,618,121	60,661,838	60,661,838
Distributions reinvested	92,116	92,116	1,329,988	1,329,988
Redemptions	(39,470,120)	(39,470,120)	(94,786,318)	(94,786,318)
Net decrease	(32,759,883)	(32,759,883)	(32,794,492)	(32,794,492)
Adviser Class Shares
Subscriptions	547,664,282	547,664,282	834,102,061	834,102,061
Distributions reinvested	5,350,155	5,350,155	13,019,297	13,019,297
Redemptions	(917,679,333)	(917,679,333)	(672,050,919)	(672,050,919)
Net increase (decrease)	(364,664,896)	(364,664,896)	175,070,439	175,070,439
Investor Class Shares
Subscriptions	623,579,995	623,579,995	671,430,562	671,430,562
Distributions reinvested	1,959,724	1,959,724	5,158,365	5,158,365
Redemptions	(698,716,946)	(698,716,946)	(703,961,979)	(703,961,979)
Net decrease	(73,177,227)	(73,177,227)	(27,373,052)	(27,373,052)
Daily Class Shares
Subscriptions	1,781,303,199	1,781,303,199	2,247,112,843	2,247,112,843
Distributions reinvested	9,718,848	9,718,848	30,970,029	30,970,029
Redemptions	(2,517,314,681)	(2,517,314,682)	(2,044,259,347)	(2,044,259,347)
Net increase (decrease)	(726,292,634)	(726,292,635)	233,823,525	233,823,525
Institutional Class Shares
Subscriptions	897,574,191	897,574,191	1,270,014,097	1,270,014,097
Distributions reinvested	6,600,718	6,600,718	15,707,816	15,707,816
Redemptions	(1,398,499,155)	(1,398,499,155)	(884,487,200)	(884,487,200)
Net increase (decrease)	(494,324,246)	(494,324,246)	401,234,713	401,234,713

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0100		0.0242		0.0340		0.0139		0.0250		0.0123
Less Distributions to Shareholders:
From net investment income	(0.0100)		(0.0242)		(0.0340)		(0.0139)		(0.0250)		(0.0123)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.00%		2.45%		3.45%		1.40	%(d)	2.53%		1.24%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(e)	0.20	%(e)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%
Waiver/Reimbursement	0.05%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	1.13	%(e)	2.37	%(e)	3.40	%(e)	3.32	%(e)(f)	2.59	%(e)	1.21%
Net assets, end of period (000s)	$366,450		$857,425		$557,296		$509,181		$431,530		$105,823

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0090		0.0232		0.0330		0.0135		0.0240		0.0113
Less Distributions to Shareholders:
From net investment income	(0.0090)		(0.0232)		(0.0330)		(0.0135)		(0.0240)		(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.90%		2.35%		3.35%		1.36	%(d)	2.42%		1.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.34	%(e)	0.30	%(e)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%
Waiver/Reimbursement	0.05%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	0.96	%(e)	2.23	%(e)	3.30	%(e)	3.22	%(e)(f)	2.41	%(e)	1.15%
Net assets, end of period (000s)	$585,899		$761,991		$525,007		$517,340		$470,430		$339,137

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0085		0.0227		0.0325		0.0133		0.0235		0.0108
Less Distributions to Shareholders:
From net investment income	(0.0085)		(0.0227)		(0.0325)		(0.0133)		(0.0235)		(0.0108)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.85	%(g)	2.30%		3.30%		1.34	%(d)	2.37%		1.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.39	%(e)	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%
Waiver/Reimbursement	0.15%		0.15%		0.16%		0.16	%(f)	0.16%		0.18%
Net investment income	1.79	%(e)(g)	2.41	%(e)	3.27	%(e)	3.17	%(e)(f)	2.39	%(e)	1.37%
Net assets, end of period (000s)	$478		$33,242		$66,038		$27,557		$35,797		$16,585

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0076		0.0217		0.0315		0.0129		0.0225		0.0098
Less Distributions to Shareholders:
From net investment income	(0.0076)		(0.0217)		(0.0315)		(0.0129)		(0.0225)		(0.0098)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.76%		2.20%		3.19%		1.30	%(d)	2.27%		0.98%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.48	%(e)	0.45	%(e)	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%
Waiver/Reimbursement	0.06%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	0.88	%(e)	2.09	%(e)	3.15	%(e)	3.08	%(e)(f)	2.19	%(e)	1.01%
Net assets, end of period (000s)	$309,195		$674,000		$498,926		$376,973		$260,633		$593,136

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0068		0.0207		0.0305		0.0125		0.0215		0.0088
Less Distributions to Shareholders:
From net investment income	(0.0068)		(0.0207)		(0.0305)		(0.0125)		(0.0215)		(0.0088)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.68%		2.09%		3.09%		1.25	%(d)	2.17%		0.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.56	%(e)	0.55	%(e)	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%
Waiver/Reimbursement	0.08%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	0.77	%(e)	2.08	%(e)	3.05	%(e)	2.98	%(e)(f)	2.13	%(e)	0.85%
Net assets, end of period (000s)	$188,904		$262,145		$289,499		$205,499		$225,846		$244,229

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0054		0.0182		0.0280		0.0114		0.0190		0.0063
Less Distributions to Shareholders:
From net investment income	(0.0054)		(0.0182)		(0.0280)		(0.0114)		(0.0190)		(0.0063)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.54%		1.84%		2.84%		1.15	%(d)	1.91%		0.63%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.73	%(e)	0.80	%(e)	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%
Waiver/Reimbursement	0.16%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	0.62	%(e)	1.76	%(e)	2.80	%(e)	2.73	%(e)(f)	1.94	%(e)	0.63%
Net assets, end of period (000s)	$1,045,609		$1,772,303		$1,538,428		$1,394,667		$1,357,176		$742,981

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0096		0.0238		0.0336		0.0138		0.0246		0.0119
Less Distributions to Shareholders:
From net investment income	(0.0096)		(0.0238)		(0.0336)		(0.0138)		(0.0246)		(0.0119)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.96%		2.41%		3.41%		1.39	%(d)	2.49%		1.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.28	%(e)	0.24	%(e)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%
Waiver/Reimbursement	0.05%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	1.04	%(e)	2.28	%(e)	3.34	%(e)	3.28	%(e)(f)	2.63	%(e)	1.16%
Net assets, end of period (000s)	$447,721		$942,240		$540,951		$688,499		$660,513		$83,596

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – Columbia California Tax-Exempt Reserves
August 31, 2009

Note 1. Organization

Columbia California Tax-Exempt Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 9, noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

23

Columbia California Tax-Exempt Reserves, August 31, 2009

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$220,305	$(220,305)	$—

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31,
	2009	2008
Tax-Exempt Income	$38,172,943	$94,654,104
Ordinary Income*	276,104	2,327,321
Long-Term Capital Gains	—	185,416

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

24

Columbia California Tax-Exempt Reserves, August 31, 2009

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$1,045,027	$—	$—

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2009, post-October capital losses of $1,389,178 attributed to security transactions were deferred to September 1, 2009.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State

25

Columbia California Tax-Exempt Reserves, August 31, 2009

Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

26

Columbia California Tax-Exempt Reserves, August 31, 2009

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2012	2011	2010	recovery	ended 8/31/09
$2,336,606	$2,513,573	$2,284,293	$7,134,472	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays

27

Columbia California Tax-Exempt Reserves, August 31, 2009

its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses by $43,892 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the year ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2009, 23.0% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, the Fund had one shareholder that held 66.1% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at August 31, 2009 invested in debt obligations issued by California and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund approved the Fund's continued participation in the Program.

28

Columbia California Tax-Exempt Reserves, August 31, 2009

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss under the Program in the event the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to Fund shares.

The Fund paid $2,050,513 to the Treasury to participate in the Program. This fee is being expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary expense for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the

29

Columbia California Tax-Exempt Reserves, August 31, 2009

Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Subsequent Event

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

30

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia California Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia California Tax-Exempt Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2009

31

Federal Income Tax Information (Unaudited) – Columbia California Tax-Exempt Reserves

For the fiscal year ended August 31, 2009, 99.9% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

32

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Director—Spectrum Brands, Inc. (consumer products); Director—Simmons Company (bedding); Director—The Finish Line (sportswear).

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer—California General Bank, N.A., from January 2008 through current; President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)`	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 66; Director—MIT Investment Company; Trustee—MIT 401k Plan; Trustee and Chairman—Research Foundation of CFA Institute.

33

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation, Chairman—The Daniel-Mickel Foundation; oversees 66; Board Member—Piedmont Natural Gas.

Interested Trustee

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director—Renaissance Reinsurance Ltd; Director—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Mr. Santomero is currently deemed by the Columbia Funds to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A. Citigroup, Inc., through its subsidiaries and affiliates, may engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the Columbia Funds or other funds or accounts advised/managed by Columbia Management Advisors, LLC.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

34

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

35

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

37

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia California Tax-Exempt Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/23532-0809 (10/09) 09/93186

Columbia Management®

Annual Report

August 31, 2009

Columbia Government Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Financial Statements

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	10

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	28

Federal Income Tax Information	29

Fund Governance	30

Important Information About This Report	33

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500® Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 9 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.71	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.30	1,023.74	1.46	1.48	0.29
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.59	1.61	1.63	0.32
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.49	1.71	1.73	0.34
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.44	1.76	1.79	0.35
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.44	1.76	1.79	0.35
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.44	1.76	1.79	0.35
Institutional Class Shares	1,000.00	1,000.00	1,000.50	1,024.00	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,000.30	1,023.79	1.41	1.43	0.28
G-Trust Shares	1,000.00	1,000.00	1,000.71	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Government Reserves

August 31, 2009

Government & Agency Obligations – 99.9%
	Par ($)	Value ($)
U.S. Government Agencies – 89.4%
Federal Farm Credit Bank
0.141% 09/03/09 (a)	44,000,000	44,000,015
Federal Home Loan Bank
0.110% 09/01/09 (b)	716,414,000	716,414,000
0.125% 09/18/09 (b)	86,561,000	86,555,890
0.130% 09/18/09 (b)	14,645,000	14,644,101
0.140% 09/23/09 (b)	350,000,000	349,970,056
0.140% 10/23/09 (b)	100,981,000	100,960,579
0.145% 10/23/09 (b)	60,950,000	60,937,234
0.150% 10/23/09 (b)	150,000,000	149,967,500
0.150% 10/28/09 (b)	218,095,000	218,043,202
0.160% 10/07/09 (b)	200,000,000	199,968,000
0.160% 10/21/09 (b)	75,250,000	75,233,278
0.160% 11/12/09 (b)	43,400,000	43,386,112
0.160% 11/13/09 (b)	46,551,000	46,535,897
0.165% 09/04/09 (b)	143,568,000	143,566,026
0.170% 09/02/09 (b)	575,000,000	574,997,285
0.170% 09/04/09 (b)	273,000,000	272,996,132
0.170% 09/09/09 (b)	100,000,000	99,996,222
0.170% 11/13/09 (b)	25,307,000	25,298,276
0.170% 11/18/09 (b)	51,020,000	51,001,208
0.180% 09/02/09 (b)	147,290,000	147,289,264
0.180% 09/09/09 (b)	100,000,000	99,996,000
0.180% 09/18/09 (b)	201,250,000	201,232,894
0.180% 09/25/09 (b)	39,350,000	39,345,278
0.180% 10/02/09 (b)	165,000,000	164,974,425
0.180% 10/09/09 (b)	237,100,000	237,054,951
0.181% 12/28/09 (09/28/09) (a)(c)	165,000,000	164,975,645
0.185% 09/23/09 (b)	175,000,000	174,980,215
0.190% 09/02/09 (b)	118,469,000	118,468,375
0.190% 09/09/09 (b)	100,000,000	99,995,778
0.190% 09/16/09 (b)	375,000,000	374,970,312
0.190% 10/09/09 (b)	42,000,000	41,991,577
0.190% 10/15/09 (b)	20,000,000	19,995,356
0.190% 10/28/09 (b)	99,850,000	99,819,962
0.190% 11/02/09 (b)	215,000,000	214,929,647
0.195% 09/23/09 (b)	350,000,000	349,958,292
0.195% 10/09/09 (b)	29,055,000	29,049,020
0.200% 09/01/09 (b)	30,954,000	30,954,000
0.200% 09/02/09 (b)	49,273,000	49,272,726
0.200% 09/09/09 (b)	329,650,000	329,635,349
0.200% 09/10/09 (b)	126,515,000	126,508,674
0.200% 09/15/09 (b)	275,000,000	274,978,611
0.200% 09/16/09 (b)	215,000,000	214,982,083
0.200% 10/01/09 (b)	150,000,000	149,975,000
0.200% 10/02/09 (b)	158,572,000	158,544,690
0.200% 10/19/09 (b)	880,000,000	879,765,333
0.200% 10/23/09 (b)	280,000,000	279,919,111

	Par ($)	Value ($)
0.200% 10/30/09 (b)	663,335,000	663,117,574
0.200% 11/04/09 (b)	325,000,000	324,884,444
0.200% 11/06/09 (b)	165,500,000	165,439,317
0.205% 11/04/09 (b)	350,000,000	349,872,444
0.210% 09/11/09 (b)	150,000,000	149,991,250
0.210% 09/16/09 (b)	263,149,000	263,125,974
0.210% 09/18/09 (b)	300,000,000	299,970,250
0.210% 10/09/09 (b)	323,000,000	322,928,402
0.210% 10/16/09 (b)	378,600,000	378,500,617
0.210% 10/20/09 (b)	250,498,000	250,426,399
0.210% 10/23/09 (b)	300,000,000	299,909,000
0.210% 10/28/09 (b)	129,000,000	128,957,107
0.210% 11/02/09 (b)	50,000,000	49,981,917
0.210% 11/06/09 (b)	225,000,000	224,913,375
0.210% 12/15/09 (b)	150,000,000	149,908,125
0.213% 09/18/09 (a)	97,000,000	96,999,907
0.214% 09/14/09 (a)	150,000,000	149,999,738
0.220% 09/16/09 (b)	250,000,000	249,977,083
0.220% 10/20/09 (b)	300,000,000	299,910,167
0.220% 10/27/09 (b)	100,000,000	99,965,778
0.220% 12/07/09 (b)	73,625,000	73,581,357
0.220% 12/11/09 (b)	260,000,000	259,839,522
0.220% 12/18/09 (b)	150,000,000	149,901,000
0.222% 11/23/09 (a)	250,000,000	250,019,036
0.225% 10/14/09 (b)	225,000,000	224,939,531
0.226% 09/04/09 (a)	220,000,000	220,000,000
0.230% 09/23/09 (b)	308,800,000	308,756,596
0.235% 10/20/09 (b)	26,000,000	25,991,684
0.235% 10/21/09 (b)	15,500,000	15,494,941
0.240% 12/08/09 (b)	221,170,000	221,025,502
0.245% 10/19/09 (b)	63,000,000	62,979,420
0.250% 09/03/09 (b)	159,420,000	159,417,786
0.268% 11/05/10 (11/07/09) (a)(c)	510,000,000	509,819,589
0.310% 12/03/09	200,000,000	199,994,799
0.320% 01/20/10 (b)	253,000,000	252,983,133
0.323% 10/23/09 (a)	43,885,000	43,894,386
0.330% 10/21/09 (b)	215,267,000	215,168,336
0.330% 12/09/09 (b)	97,000,000	96,911,972
0.350% 01/11/10 (10/11/09) (a)(c)	140,000,000	140,036,806
0.388% 01/08/10 (10/08/09) (a)(c)	150,000,000	150,018,683
0.435% 10/13/09 (a)	61,000,000	61,018,470
0.449% 12/15/09 (09/15/09) (a)(c)	100,000,000	99,993,089
0.460% 10/05/09 (b)	297,000,000	296,870,970
0.468% 12/11/09 (09/11/09) (a)(c)	47,000,000	47,000,000
0.500% 01/26/10 (b)	50,000,000	49,897,917
0.538% 10/05/09 (a)	330,000,000	330,000,000

See Accompanying Notes to Financial Statements.

2

Columbia Government Reserves

August 31, 2009

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.540% 01/29/10	130,000,000	129,997,164
2.250% 10/02/09	47,850,000	47,932,596
3.750% 01/08/10	25,000,000	25,309,164
4.375% 09/11/09	19,060,000	19,081,200
5.000% 09/18/09	189,000,000	189,413,100
U.S. Government Agencies Total		18,144,100,198
U.S. Government Obligations – 10.5%
U.S. Treasury Bill
0.170% 10/01/09 (d)	280,000,000	279,960,333
0.185% 09/24/09 (d)	175,000,000	174,979,316
0.190% 09/24/09 (d)	100,000,000	99,987,861
0.200% 11/19/09 (d)	460,000,000	459,798,111
0.290% 11/27/09 (d)	270,000,000	269,810,775
0.295% 11/27/09 (d)	200,000,000	199,857,417
3.375% 09/15/09	178,000,000	178,216,932
3.375% 10/15/09	475,000,000	476,810,429
U.S. Government Obligations Total		2,139,421,174
Total Government & Agency Obligations (cost of $20,283,521,372)		20,283,521,372
Total Investments – 99.9% (cost of $20,283,521,372)(e)		20,283,521,372
Other Assets & Liabilities, Net – 0.1%		11,322,120
Net Assets – 100.0%		20,294,843,492

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $20,283,521,372.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of August 31, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – Columbia Government Reserves
August 31, 2009

		($)
Assets	Investments, at amortized cost approximating value	20,283,521,372
	Cash	50,045,658
	Receivable for:
	Fund shares sold	47,962
	Interest	15,448,379
	Trustees' deferred compensation plan	36,265
	Prepaid expenses	106,075
	Total Assets	20,349,205,711
Liabilities	Payable for:
	Investments purchased	50,045,104
	Fund shares repurchased	137,077
	Distributions	95,852
	Investment advisory fee	2,779,307
	Administration fee	729,482
	Trustees' fees	74,015
	Pricing and bookkeeping fees	25,460
	Custody fee	58,075
	Shareholder administration fee	279,556
	Chief compliance officer expenses	3,300
	Trustees' deferred compensation plan	36,265
	Other liabilities	98,726
	Total Liabilities	54,362,219
	Net Assets	20,294,843,492
Net Assets Consist of	Paid-in capital	20,295,448,229
	Undistributed net investment income	187,375
	Accumulated net realized loss	(792,112)
	Net Assets	20,294,843,492

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – Columbia Government Reserves
August 31, 2009

Capital Class Shares	Net assets	$11,711,497,847
	Shares outstanding	11,711,926,735
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$2,678,357,785
	Shares outstanding	2,678,452,210
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$864,212,693
	Shares outstanding	864,243,606
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$1,047,966,734
	Shares outstanding	1,048,004,528
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$117,298,032
	Shares outstanding	117,302,424
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,022,641,588
	Shares outstanding	1,022,678,150
	Net asset value per share	$1.00
Class A Shares	Net assets	$13,776,833
	Shares outstanding	13,777,329
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,667,448,677
	Shares outstanding	2,667,546,414
	Net asset value per share	$1.00
Retail A Shares	Net assets	$42,037,590
	Shares outstanding	42,039,075
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$129,605,713
	Shares outstanding	129,610,540
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Columbia Government Reserves
For the Year Ended August 31, 2009

		($)
Investment Income	Interest	257,184,887
Expenses	Investment advisory fee	43,240,374
	Administration fee	26,123,253
	Distribution fee:
	Investor Class Shares	188,550
	Daily Class Shares	3,943,961
	Class A Shares	17,456
	Service fee:
	Liquidity Class Shares	3,082,354
	Adviser Class Shares	5,498,987
	Investor Class Shares	471,375
	Daily Class Shares	2,817,115
	Class A Shares	43,641
	Retail A Shares	43,921
	Shareholder administration fee:
	Trust Class Shares	3,021,831
	Class A Shares	17,455
	Institutional Class Shares	1,462,049
	Transfer agent fee	1,353,713
	Pricing and bookkeeping fees	192,126
	Trustees' fees	25,907
	Custody fee	327,843
	Chief compliance officer expenses	13,272
	Other expenses	1,128,117
	Total Expenses	93,013,300
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(14,732,652)
	Fees waived by distributor:
	Trust Class Shares	(172,839)
	Liquidity Class Shares	(155,130)
	Adviser Class Shares	(755,620)
	Investor Class Shares	(167,866)
	Daily Class Shares	(2,726,614)
	Class A Shares	(25,017)
	Institutional Class Shares	(22,287)
	Retail A Shares	(2,205)
	Fees waived by shareholder service provider—Liquidity Class Shares	(1,232,941)
	Expense reductions	(18,897)
	Net Expenses	73,001,232
	Net Investment Income	184,183,655
	Net realized gain on investments	276,561
	Net Increase Resulting from Operations	184,460,216

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Columbia Government Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	184,183,655	418,935,109
	Net realized gain on investments	276,561	19,229
	Net increase resulting from operations	184,460,216	418,954,338
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(116,740,522)	(205,511,953)
	Trust Class Shares	(16,872,399)	(24,955,610)
	Liquidity Class Shares	(7,478,425)	(36,377,012)
	Adviser Class Shares	(12,597,500)	(52,699,576)
	Investor Class Shares	(793,744)	(7,996,913)
	Daily Class Shares	(4,040,164)	(24,916,560)
	Class A Shares	(70,637)	(371,697)
	Institutional Class Shares	(24,051,861)	(56,674,389)
	Retail A Shares	(321,364)	(1,807,772)
	G-Trust Shares	(1,206,539)	(7,646,095)
	Total distributions to shareholders	(184,173,155)	(418,957,577)
	Net Capital Stock Transactions	3,772,839,052	8,664,466,601
	Total increase in net assets	3,773,126,113	8,664,463,362
Net Assets	Beginning of period	16,521,717,379	7,857,254,017
	End of period	20,294,843,492	16,521,717,379
	Undistributed net investment income at end of period	187,375	176,875

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	Capital Stock Activity
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	72,641,479,960	72,641,479,961	31,566,786,431	31,566,786,430
Distributions reinvested	84,698,916	84,698,916	163,214,671	163,214,671
Redemptions	(68,661,500,920)	(68,661,500,920)	(27,370,387,922)	(27,370,387,923)
Net increase	4,064,677,956	4,064,677,957	4,359,613,180	4,359,613,178
Trust Class Shares
Subscriptions	4,236,113,102	4,236,113,102	3,555,887,705	3,555,887,705
Proceeds received in connection with merger	—	—	625,626,854	625,596,614
Distributions reinvested	409,629	409,629	761,821	761,821
Redemptions	(3,506,493,596)	(3,506,493,596)	(2,441,384,321)	(2,441,384,321)
Net increase	730,029,135	730,029,135	1,740,892,059	1,740,861,819
Liquidity Class Shares
Subscriptions	2,726,358,345	2,726,358,345	3,898,819,837	3,898,819,837
Distributions reinvested	6,629,959	6,629,959	29,841,701	29,841,701
Redemptions	(3,094,237,685)	(3,094,237,685)	(3,422,610,204)	(3,422,610,204)
Net increase (decrease)	(361,249,381)	(361,249,381)	506,051,334	506,051,334
Adviser Class Shares
Subscriptions	7,780,606,023	7,780,606,024	6,030,581,925	6,030,581,925
Distributions reinvested	5,284,526	5,284,526	17,498,309	17,498,309
Redemptions	(8,558,644,996)	(8,558,644,996)	(5,606,620,363)	(5,606,620,363)
Net increase (decrease)	(772,754,447)	(772,754,446)	441,459,871	441,459,871
Investor Class Shares
Subscriptions	859,135,994	859,135,994	3,646,726,575	3,646,726,575
Distributions reinvested	668,522	668,522	6,646,468	6,646,468
Redemptions	(850,164,391)	(850,164,391)	(3,891,721,546)	(3,891,721,547)
Net increase (decrease)	9,640,125	9,640,125	(238,348,503)	(238,348,504)
Daily Class Shares
Subscriptions	2,731,861,843	2,731,861,842	3,610,991,206	3,610,991,206
Distributions reinvested	4,040,163	4,040,163	24,915,014	24,915,014
Redemptions	(2,611,801,815)	(2,611,801,815)	(3,457,333,549)	(3,457,333,549)
Net increase	124,100,191	124,100,190	178,572,671	178,572,671
Class A Shares
Subscriptions	28,238,628	28,238,628	80,214,170	80,214,171
Distributions reinvested	60,651	60,651	288,546	288,546
Redemptions	(25,632,244)	(25,632,244)	(82,867,711)	(82,867,711)
Net increase (decrease)	2,667,035	2,667,035	(2,364,995)	(2,364,994)
Institutional Class Shares
Subscriptions	11,407,623,260	11,407,623,260	7,748,301,289	7,748,301,289
Distributions reinvested	21,690,760	21,690,760	55,320,511	55,320,511
Redemptions	(11,379,502,843)	(11,379,502,843)	(6,082,969,216)	(6,082,969,216)
Net increase	49,811,177	49,811,177	1,720,652,584	1,720,652,584

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	Capital Stock Activity
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	7,909,531	7,909,531	10,390,388	10,390,388
Distributions reinvested	315,303	315,303	1,776,636	1,776,636
Redemptions	(20,780,152)	(20,780,152)	(14,477,481)	(14,477,481)
Net decrease	(12,555,318)	(12,555,318)	(2,310,457)	(2,310,457)
G-Trust Shares
Subscriptions	310,208,907	310,208,907	370,559,956	370,559,956
Distributions reinvested	32,837	32,837	154,181	154,181
Redemptions	(371,769,166)	(371,769,166)	(410,435,038)	(410,435,038)
Net decrease	(61,527,422)	(61,527,422)	(39,720,901)	(39,720,901)

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

					Period Ended
	Year Ended August 31,				August 31,		Year Ended March 31,
Capital Class Shares	2009	2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0071	0.0334		0.0508	0.0204		0.0348	0.0152
Less Distributions to Shareholders:
From net investment income	(0.0071)	(0.0334)		(0.0508)	(0.0204)		(0.0348)	(0.0152)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.71%	3.39	%(d)	5.20%	2.06	%(e)	3.53%	1.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.20%	0.20%		0.20%	0.20	%(g)	0.20%	0.20%
Waiver/Reimbursement	0.05%	0.05%		0.06%	0.07	%(g)	0.07%	0.07%
Net investment income (f)	0.68%	3.08	%(d)	5.08%	4.89	%(g)	3.50%	1.51%
Net assets, end of period (000s)	$11,711,498	$7,646,775		$3,287,530	$1,671,184		$1,306,727	$1,132,047

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

					Period Ended
	Year Ended August 31,				August 31,		Year Ended March 31,
Trust Class Shares	2009	2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0061	0.0324		0.0498	0.0200		0.0338	0.0142
Less Distributions to Shareholders:
From net investment income	(0.0061)	(0.0324)		(0.0498)	(0.0200)		(0.0338)	(0.0142)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.61%	3.29	%(d)	5.10%	2.01	%(e)	3.43%	1.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.29%	0.30%		0.30%	0.30	%(g)	0.30%	0.30%
Waiver/Reimbursement	0.06%	0.05%		0.06%	0.07	%(g)	0.07%	0.07%
Net investment income (f)	0.56%	2.44	%(d)	4.98%	4.76	%(g)	3.44%	1.50%
Net assets, end of period (000s)	$2,678,358	$1,948,302		$207,516	$300,750		$387,210	$250,281

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Reserves

Selected date for a share outstanding throughout each period is as follows:

					Period Ended
	Year Ended August 31,				August 31,		Year Ended March 31,
Liquidity Class Shares	2009	2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0057	0.0319		0.0493	0.0198		0.0333	0.0137
Less Distributions to Shareholders:
From net investment income	(0.0057)	(0.0319)		(0.0493)	(0.0198)		(0.0333)	(0.0137)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.57%	3.23	%(d)	5.04%	1.99	%(e)	3.38%	1.38%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.34%	0.35%		0.35%	0.35	%(g)	0.35%	0.35%
Waiver/Reimbursement	0.16%	0.15%		0.16%	0.17	%(g)	0.17%	0.17%
Net investment income (f)	0.61%	2.93	%(d)	4.93%	4.73	%(g)	3.40%	1.41%
Net assets, end of period (000s)	$864,213	$1,225,417		$719,348	$890,545		$687,275	$410,737

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

					Period Ended
	Year Ended August 31,				August 31,		Year Ended March 31,
Adviser Class Shares	2009	2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0051	0.0309		0.0483	0.0194		0.0323	0.0127
Less Distributions to Shareholders:
From net investment income	(0.0051)	(0.0309)		(0.0483)	(0.0194)		(0.0323)	(0.0127)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.51%	3.13	%(d)	4.94%	1.95	%(e)	3.28%	1.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.42%	0.45%		0.45%	0.45	%(g)	0.45%	0.45%
Waiver/Reimbursement	0.08%	0.05%		0.06%	0.07	%(g)	0.07%	0.07%
Net investment income (f)	0.57%	2.97	%(d)	4.83%	4.64	%(g)	3.28%	1.23%
Net assets, end of period (000s)	$1,047,967	$1,820,646		$1,378,942	$1,119,732		$1,026,932	$804,271

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Investor Class Shares	2009	2008	2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0046	0.0299	0.0473	0.0189		0.0313	0.0117
Less Distributions to Shareholders:
From net investment income	(0.0046)	(0.0299)	(0.0473)	(0.0189)		(0.0313)	(0.0117)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.46%	3.03%	4.84%	1.91	%(d)	3.17%	1.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.46%	0.55%	0.55%	0.55	%(f)	0.55%	0.55%
Waiver/Reimbursement	0.14%	0.05%	0.06%	0.07	%(f)	0.07%	0.07%
Net investment income (e)	0.42%	2.99%	4.74%	4.51	%(f)	3.11%	1.10%
Net assets, end of period (000s)	$117,298	$107,656	$345,746	$373,641		$364,023	$460,841

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

					Period Ended
	Year Ended August 31,				August 31,		Year Ended March 31,
Daily Class Shares	2009	2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0036	0.0274		0.0448	0.0179		0.0288	0.0092
Less Distributions to Shareholders:
From net investment income	(0.0036)	(0.0274)		(0.0448)	(0.0179)		(0.0288)	(0.0092)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.36%	2.77	%(d)	4.57%	1.80	%(e)	2.92%	0.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.56%	0.80%		0.80%	0.80	%(g)	0.80%	0.80%
Waiver/Reimbursement	0.29%	0.05%		0.06%	0.07	%(g)	0.07%	0.07%
Net investment income (f)	0.36%	2.57	%(d)	4.48%	4.26	%(g)	3.06%	0.94%
Net assets, end of period (000s)	$1,022,642	$898,522		$719,973	$540,518		$591,846	$304,322

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Class A Shares	2009	2008	2007 (a)	2006 (b)		2006 (c)	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0043	0.0290	0.0463	0.0185		0.0303	0.0107
Less Distributions to Shareholders:
From net investment income	(0.0043)	(0.0290)	(0.0463)	(0.0185)		(0.0303)	(0.0107)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.43%	2.94%	4.73%	1.86	%(f)	3.07%	1.08%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.51%	0.65%	0.65%	0.65	%(h)	0.65%	0.65%
Waiver/Reimbursement	0.19%	0.05%	0.06%	0.07	%(h)	0.07%	0.07%
Net investment income (g)	0.41%	2.84%	4.63%	4.44	%(h)	2.98%	1.13%
Net assets, end of period (000s)	$13,777	$11,110	$13,497	$24,002		$16,903	$31,654

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, Investor A shares were renamed Class A shares.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

					Period Ended
	Year Ended August 31,				August 31,		Year Ended March 31,
Institutional Class Shares	2009	2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0067	0.0330		0.0504	0.0202		0.0344	0.0148
Less Distributions to Shareholders:
From net investment income	(0.0067)	(0.0330)		(0.0504)	(0.0202)		(0.0344)	(0.0148)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (b)(c)	0.67%	3.35	%(d)	5.16%	2.04	%(e)	3.49%	1.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.24%	0.24%		0.24%	0.24	%(g)	0.24%	0.24%
Waiver/Reimbursement	0.05%	0.05%		0.06%	0.07	%(g)	0.07%	0.07%
Net investment income (f)	0.66%	2.98	%(d)	5.04%	4.82	%(g)	3.56%	1.45%
Net assets, end of period (000s)	$2,667,449	$2,617,573		$897,083	$193,420		$186,164	$186,374

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Retail A Shares	2009	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0062	0.0325	0.0499	0.0200		0.0146
Less Distributions to Shareholders:
From net investment income	(0.0062)	(0.0325)	(0.0499)	(0.0200)		(0.0146)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.62%	3.30%	5.11%	2.02	%(e)	1.47	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.29%	0.29%	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.05%	0.05%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	0.66%	3.27%	4.99%	4.77	%(g)	4.06	%(g)
Net assets, end of period (000s)	$42,038	$54,591	$56,879	$63,573		$68,003

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November, 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2009	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0071	0.0334	0.0508	0.0204		0.0149
Less Distributions to Shareholders:
From net investment income	(0.0071)	(0.0334)	(0.0508)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	0.71%	3.39%	5.20%	2.06	%(e)	1.50	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.05%	0.05%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	0.75%	3.40%	5.08%	4.88	%(g)	4.14	%(g)
Net assets, end of period (000s)	$129,606	$191,126	$230,740	$261,651		$246,188

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia Government Reserves
August 31, 2009

Note 1. Organization

Columbia Government Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 9, noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific

20

Columbia Government Reserves, August 31, 2009

identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31,
Distributions paid from:	2009	2008
Ordinary Income*	$184,173,155	$418,957,577

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains
$311,931	$—

21

Columbia Government Reserves, August 31, 2009

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2013	$43,389
2014	748,723
Total	$792,112

Capital loss carryforwards of $276,561 were utilized during the year ended August 31, 2009.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street

22

Columbia Government Reserves, August 31, 2009

Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%

23

Columbia Government Reserves, August 31, 2009

Servicing Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

24

Columbia Government Reserves, August 31, 2009

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2012	2011	2010	recovery	ended 8/31/09
$14,732,652	$7,400,332	$3,707,245	$25,840,229	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses by $18,897 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the year ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 7. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York

25

Columbia Government Reserves, August 31, 2009

Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 8. Business Combinations and Mergers

As of March 24, 2008, Treasury Money Fund, a series of Excelsior Funds, Inc., merged into the Fund. The Fund received a tax-free transfer of assets from Treasury Money Fund in exchange for Trust Class Shares of the Fund as follows:

Shares Issued	Net Assets Received
625,626,854	$625,596,614

Net Assets of Treasury Money Fund Prior to Combination	Net Assets of Columbia Government Reserves Immediately Prior to Combination	Net Assets of Columbia Government Reserves Immediately After Combination
$625,596,614	$15,702,562,508	$16,328,159,122

26

Columbia Government Reserves, August 31, 2009

Note 9. Subsequent Event

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

27

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of Columbia Government Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Government Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2009

28

Federal Income Tax Information (Unaudited) – Columbia Government Reserves

The Fund designates the maximum amount allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

29

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Director—Spectrum Brands, Inc. (consumer products); Director—Simmons Company (bedding); Director—The Finish Line (sportswear).

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer—California General Bank, N.A., from January 2008 through current; President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 66; Director—MIT Investment Company; Trustee—MIT 401k Plan; Trustee and Chairman—Research Foundation of CFA Institute.

30

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation, Chairman—The Daniel-Mickel Foundation; oversees 66; Board Member—Piedmont Natural Gas.

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director—Renaissance Reinsurance Ltd; Director—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Mr. Santomero is currently deemed by the Columbia Funds to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A. Citigroup, Inc., through its subsidiaries and affiliates, may engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the Columbia Funds or other funds or accounts advised/managed by Columbia Management Advisors, LLC.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

31

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

32

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

33

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Government Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/23436-0809 (10/09) 09/93189

Columbia Management®

Annual Report

August 31, 2009

Columbia Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Financial Statements

Investment Portfolio	2

Statement of Assets and Liabilities	30

Statement of Operations	32

Statement of Changes in Net Assets	33

Financial Highlights	35

Notes to Financial Statements	43

Report of Independent Registered Public Accounting Firm	50

Federal Income Tax Information	51

Fund Governance	52

Important Information About This Report	57

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500® Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 9 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,002.72	1,024.05	1.16	1.17	0.23
Trust Class Shares	1,000.00	1,000.00	1,002.22	1,023.54	1.67	1.68	0.33
Liquidity Class Shares	1,000.00	1,000.00	1,002.02	1,023.29	1.92	1.94	0.38
Adviser Class Shares	1,000.00	1,000.00	1,001.51	1,022.79	2.42	2.45	0.48
Investor Class Shares	1,000.00	1,000.00	1,001.01	1,022.28	2.93	2.96	0.58
Daily Class Shares	1,000.00	1,000.00	1,000.30	1,021.63	3.58	3.62	0.71
Class Z Shares	1,000.00	1,000.00	1,002.72	1,024.05	1.16	1.17	0.23
Institutional Class Shares	1,000.00	1,000.00	1,002.52	1,023.84	1.36	1.38	0.27

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Municipal Reserves

August 31, 2009

Municipal Bonds – 93.9%
	Par ($)	Value ($)
Alabama – 1.3%
AL Albertville Industrial Development Board
Series 2007, AMT,
LOC: JPMorgan Chase & Co. 0.580% 03/01/18 (09/07/09) (a)(b)	9,595,000	9,595,000
AL Decatur Industrial Development Board
Amoco Chemical Co.,
Series 1995, AMT, 0.120% 05/01/25 (09/01/09) (b)(c)	9,600,000	9,600,000
BP PLC,
Series 2001, AMT, 0.120% 11/01/35 (09/01/09) (b)(c)	13,400,000	13,400,000
AL Housing Finance Authority
Multi-Family Housing,
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 1.340% 10/01/17 (09/07/09) (a)(b)	7,325,000	7,325,000
AL Montgomery Industrial Development Board
General Electric Co.,
Series 2006, AMT, 0.160% 05/01/21 (09/01/09) (b)(c)	8,000,000	8,000,000
AL West Jefferson Industrial Development Board
Alabama Power Co.,
Series 2008, AMT, 2.000% 12/01/38 (12/10/09) (b)(c)	60,000,000	60,000,000
Alabama Total		107,920,000
Alaska – 0.3%
AK Valdez
BP PLC,
Series 2003 A, 0.080% 06/01/37 (09/01/09) (b)(c)	23,000,000	23,000,000
Alaska Total		23,000,000

	Par ($)	Value ($)
Arizona – 0.8%
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A. 0.430% 12/01/39 (09/07/09) (a)(b)	920,000	920,000
Series 2005, AMT,
GTY AGMT: FHLMC 0.650% 01/01/36 (09/07/09) (a)(b)	7,230,000	7,230,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.430% 06/01/31 (09/07/09) (a)(b)	4,605,000	4,605,000
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products: 1.340% 10/01/18 (09/07/09) (a)(b)	7,025,000	7,025,000
1.340% 01/01/20 (09/07/09) (a)(b)	10,840,000	10,840,000
Spring Air Mattress Co.,
Series 1999, AMT, LOC: Bank One N.A. 2.920% 04/01/19 (09/07/09) (a)(b)	820,000	820,000
AZ Pima County Industrial Development Authority
Multi-Family Housing,
Urban Council LP, Series 2007 A, AMT, LIQ FAC: FNMA 0.380% 12/15/37 (09/07/09) (a)(b)	6,825,000	6,825,000
AZ School District
Series 2009,
2.000% 07/30/10	33,925,000	34,370,873
Arizona Total		72,635,873
Arkansas – 0.1%
AR Lowell Industrial Development
Little Rock Newspapers, Inc.,
Series 1996, AMT, LOC: JPMorgan Chase Bank 0.650% 06/01/31 (09/07/09) (a)(b)	6,500,000	6,500,000
Arkansas Total		6,500,000

See Accompanying Notes to Financial Statements.

2

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
California – 6.6%
CA ABAG Finance Authority for Nonprofit Corp.
Miramar Apartments,
Series 2000 A, AMT, 0.300% 03/15/33 (09/07/09) (b)(c)	15,000,000	15,000,000
CA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.290% 08/01/29 (09/07/09) (a)(b)	12,135,000	12,135,000
CA Department of Water Resources
Power Supply Revenue,
Series 2005 F-2, LOC: JPMorgan Chase Bank, LOC: Societe Generale 0.120% 05/01/20 (09/01/09) (a)(b)	1,640,000	1,640,000
Series 2002 B-1
LOC: Bank of New York LOC: California State Teachers' Retirement System 0.100% 05/01/22 (09/01/09) (a)(b)	214,680,000	214,680,000
CA Infrastructure & Economic Development Bank
Pacific Gas & Electric Co.,
Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.290% 11/01/26 (09/07/09) (a)(b)	26,115,000	26,115,000
CA Los Angeles Department of Water & Power
Series 2001 B-3,
0.110% 07/01/34 (09/01/09) (b)(c)	39,315,000	39,315,000
CA Metropolitan Water District of Southern California
Series 2004 A-2,
SPA: JPMorgan Chase Bank 0.150% 07/01/23 (09/07/09) (a)(b)	38,035,000	38,035,000
CA Oakland-Alameda County Coliseum Authority
Series 2000 C-2,
LOC: Bank of New York, LOC: California State Teachers' Retirement System 0.150% 02/01/25 (09/07/09) (a)(b)	23,160,000	23,160,000

	Par ($)	Value ($)
CA Pollution Control Financing Authority
Pacific Gas & Electric Corp.,
Series 1996 E, LOC: Bank One N.A. 0.100% 11/01/26 (09/01/09) (a)(b)	5,000,000	5,000,000
Series 1996,
LOC: JPMorgan Chase Bank 0.150% 11/01/26 (09/01/09) (a)(b)	21,700,000	21,700,000
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: FHLMC 0.610% 10/01/31 (09/07/09) (a)(b)	41,220,000	41,220,000
CA Statewide Communities Development Authority
0.300% 10/15/09	25,000,000	25,000,000
0.350% 12/08/09	10,000,000	10,000,000
John Muir Health,
Series 2008 B, LOC: UBS AG 0.100% 08/15/36 (09/03/09) (a)(b)	3,030,000	3,030,000
Kaiser Foundation Hospitals:
Series 2008 C, 3.000% 04/01/34 (04/01/10) (b)(c)	16,000,000	16,235,562
Series 2009, 3.000% 04/01/43 (10/01/09) (b)(c)	12,000,000	12,180,775
Series 2001, AMT,
GTY AGMT: Merrill Lynch & Co. SPA: FHLMC 0.610% 07/01/15 (09/07/09) (a)(b)(d)	8,255,000	8,255,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products: 0.990% 06/01/34 (09/07/09) (a)(b)	27,620,000	27,620,000
1.330% 07/06/34 (09/07/09) (a)(b)	14,255,000	14,255,000
CA Turlock Irrigation District
Certificates of Participation,
Series 2001, LOC: Societe Generale 0.100% 01/01/31 (09/01/09) (a)(b)	11,300,000	11,300,000
California Total		565,876,337

See Accompanying Notes to Financial Statements.

3

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Colorado – 3.4%
CO BB&T Municipal Trust
Series 2007, AMT,
LOC: Branch Banking & Trust 0.290% 11/15/24 (09/07/09) (a)(b)	10,220,000	10,220,000
CO Boulder County
Boulder Medical Center, Inc.,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.430% 01/01/17 (09/07/09) (a)(b)	2,060,000	2,060,000
CO Collegeinvest
Series 2008 A, AMT,
LOC: Lloyds TSB Bank PLC 0.380% 12/01/42 (09/07/09) (a)(b)	35,000,000	35,000,000
CO Denver City & County Airport
Series 2002 C, AMT,
LOC: Lloyds TSB Bank PLC 0.380% 11/15/25 (09/07/09) (a)(b)	23,550,000	23,550,000
Series 2007, AMT,
GTY AGMT: Goldman Sachs 0.370% 04/01/47 (09/07/09) (a)(b)	10,405,089	10,405,089
CO Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
GTY AGMT: Deutsche Bank AG 0.370% 11/15/18 (09/07/09) (a)(b)	4,180,000	4,180,000
CO General Fund Revenue
Series 2009 A,
2.000% 06/25/10	60,000,000	60,753,070
CO Housing & Finance Authority
Series 2004 A-2, AMT,
SPA: Dexia Credit Local 0.700% 11/01/26 (09/07/09) (a)(b)	50,000,000	50,000,000
Series 2005 A-2, AMT,
SPA: Dexia Credit Local 0.700% 11/01/27 (09/07/09) (a)(b)	23,200,000	23,200,000
Series 2006 G, AMT,
GTY AGMT: Goldman Sachs 0.370% 12/01/36 (09/07/09) (a)(b)	12,162,103	12,162,103

	Par ($)	Value ($)
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 10/01/32 (09/07/09) (a)(b)	8,905,000	8,905,000
Series 2008 A-3, AMT,
SPA: Dexia Credit Local 0.700% 05/01/38 (09/07/09) (a)(b)	31,000,000	31,000,000
Terrace Park LP,
Series 2007, AMT, LOC: U.S. Bank N.A. 0.340% 09/01/25 (09/07/09) (a)(b)	11,800,000	11,800,000
CO Pitkin County Industrial Development Revenue
Aspen Skiing Co.,
Series 1994 B, AMT, LOC: JPMorgan Chase Bank 0.320% 04/01/14 (09/01/09) (a)(b)	4,300,000	4,300,000
Colorado Total		287,535,262
Delaware – 3.6%
DE Eagle Tax-Exempt Trust
Series 2008, AMT,
LIQ FAC: FHLB 0.390% 04/15/49 (09/07/09) (a)(b)	292,710,000	292,710,000
DE New Castle County
Fairfield English VLG LLC,
Series 2005, AMT, LIQ FAC: FNMA 0.340% 09/15/38 (09/07/09) (a)(b)	8,200,000	8,200,000
Flight Safety International, Inc.,
Series 2002, AMT, GTY AGMT: Berkshire Hathaway, Inc. 0.580% 12/01/32 (09/07/09) (a)(b)	5,185,000	5,185,000
Delaware Total		306,095,000
District of Columbia – 1.1%
DC Housing Finance Agency
Multi-Family Housing,
Series 2008, AMT, GTY AGMT: Citigroup Financial Products 0.470% 05/01/10 (09/07/09) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

4

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
DC Metropolitan Washington Airports Authortity
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 0.560% 10/01/14 (09/07/09) (a)(b)	12,790,000	12,790,000
DC Reset Optional Certificates Trust II-R
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 08/01/25 (09/07/09) (a)(b)	28,925,000	28,925,000
DC
0.300% 09/08/09	15,500,000	15,500,000
Series 2008,
2.500% 09/30/09	30,000,000	30,033,302
District of Columbia Total		92,248,302
Florida – 5.6%
FL BB&T Municipal Trust
Series 2007, AMT,
LOC: Branch Banking & Trust 0.290% 10/01/37 (09/07/09) (a)(b)	10,120,000	10,120,000
FL Brevard County Industrial Development
Pivotal Utility Holdings,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.430% 10/01/24 (09/07/09) (a)(b)	17,000,000	17,000,000
FL Broward County Housing Finance Authority
Series 2006, AMT,
GTY AGMT: Goldman Sachs 0.370% 06/01/46 (09/07/09) (a)(b)	72,515,000	72,515,000
FL Collier County Industrial Development Authority
Allete, Inc.,
Series 2006, AMT, LOC: Wells Fargo Bank N.A. 0.380% 10/01/25 (09/07/09) (a)(b)	7,000,000	7,000,000
FL Development Finance Corp.
Center Court I LLC,
Series 2009, LOC: Branch Banking & Trust 0.330% 08/01/29 (09/03/09) (a)(b)	2,060,000	2,060,000

	Par ($)	Value ($)
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 03/01/33 (09/07/09) (a)(b)	19,800,000	19,800,000
FL Housing Finance Corp.
Brentwood Club on Millenia,
Series 2002 A1, AMT, LOC: FNMA 0.330% 01/15/35 (09/07/09) (a)(b)	10,545,000	10,545,000
Cove at St. Andrews Partners,
Series 2003 E-1, AMT, LIQ FAC: FNMA 0.330% 06/15/36 (09/07/09) (a)(b)	8,115,000	8,115,000
Series 2006, AMT,
GTY AGMT: Goldman Sachs 0.370% 06/01/46 (09/07/09) (a)(b)	29,995,000	29,995,000
Series 2008 CE, AMT,
GTY AGMT: Citigroup Financial Products 1.330% 07/06/34 (09/07/09) (a)(b)	7,920,000	7,920,000
Tuscany Lakes Ltd.:
Series 2002 1, AMT, LIQ FAC: FNMA 0.390% 11/15/35 (09/07/09) (a)(b)	3,500,000	3,500,000
Series 2006 K3, AMT,
LIQ FAC: FNMA 0.390% 11/15/35 (09/07/09) (a)(b)	2,500,000	2,500,000
FL Jacksonville
Series 2008 B,
LOC: Wachovia Bank N.A. 0.280% 10/01/27 (09/07/09) (a)(b)	11,000,000	11,000,000
FL JEA Electric System Revenue
Series 2008 3C-2,
SPA: JPMorgan Chase Bank 0.170% 10/01/34 (09/03/09) (a)(b)	21,435,000	21,435,000
Series 2008 3C-3,
SPA: Lloyds TSB Bank PLC 0.220% 10/01/38 (09/03/09) (a)(b)	13,255,000	13,255,000
FL Miami-Dade County
0.950% 09/08/09	3,002,000	3,002,000

See Accompanying Notes to Financial Statements.

5

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Orange County Housing Finance Authority
Cove at Lady Lake Apartments,
Series 2005 A, AMT, 0.340% 05/15/38 (09/07/09) (b)(c)	9,600,000	9,600,000
Lee Vista Club Partners,
Series 2004 A, AMT, LIQ FAC: FNMA 0.340% 05/15/37 (09/07/09) (a)(b)	15,200,000	15,200,000
Marbella Cove II LP,
Series 2007 B, AMT, LOC: FHLB 0.340% 06/15/42 (09/07/09) (a)(b)	9,500,000	9,500,000
Multi-Family Housing,
Fox Chase Partners, Ltd., Series 2002 E, AMT, 0.340% 08/15/35 (09/07/09) (b)(c)	8,640,000	8,640,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products: 1.030% 12/06/35 (09/07/09) (a)(b)	9,900,000	9,900,000
1.040% 10/02/35 (09/07/09) (a)(b)	13,665,000	13,665,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 0.670% 07/01/39 (09/07/09) (a)(b)	8,690,000	8,690,000
0.670% 03/01/50 (09/07/09) (a)(b)	4,750,000	4,750,000
FL Sunshine Governmental Financing Commission
0.350% 09/09/09	38,510,000	38,510,000
0.400% 10/08/09	25,000,000	25,000,000
0.750% 09/10/09	21,000,000	21,000,000
1.000% 09/03/09	75,255,000	75,255,000
Florida Total		479,472,000
Georgia – 3.4%
GA Atlanta Metropolitan Rapid Transit Authority
0.650% 09/03/09	30,000,000	30,000,000
GA Atlanta Urban Residential Finance Authority
Series 2005, AMT,
GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.650% 12/01/30 (09/07/09) (a)(b)(d)	4,695,000	4,695,000

	Par ($)	Value ($)
GA Bacon Industrial Building Authority
D. L. Lee & Sons, Inc.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.430% 09/01/24 (09/07/09) (a)(b)	7,095,000	7,095,000
GA Columbia County Development Authority
Multi-Family Housing,
Westwood Club Apartment Project, Series 2002, AMT, LIQ FAC: FNMA 0.360% 11/15/35 (09/07/09) (a)(b)	7,360,000	7,360,000
GA Decatur County & Bainbridge Development Authority
Rand Group Ltd.,
Series 2007, AMT, LOC: National City Bank 0.560% 01/01/27 (09/07/09) (a)(b)	8,285,000	8,285,000
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project,
Series 2004, AMT, LIQ FAC: FHLMC 0.430% 07/01/37 (09/07/09) (a)(b)	12,400,000	12,400,000
GA Fulton County Development Authority
OBH, Inc.,
Series 1999 B, AMT, 0.580% 12/01/28 (09/07/09) (b)(c)	9,350,000	9,350,000
GA George L. Smith lI Congress Center Authority
Series 2008, AMT,
LIQ FAC: Citibank N.A. 0.520% 01/01/18 (09/07/09) (a)(b)(e)	14,825,000	14,825,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.530% 10/01/21 (09/07/09) (a)(b)	2,285,000	2,285,000
GA Houston County Development Authority
Clean Control Corp.,
Series 2000, AMT, LOC: Branch Banking & Trust 0.430% 06/01/20 (09/07/09) (a)(b)	1,925,000	1,925,000

See Accompanying Notes to Financial Statements.

6

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Kennesaw Development Authority Housing
Alta Ridenour LLC,
Series 2008, AMT, LOC: FHLMC 0.400% 10/01/43 (09/07/09) (a)(b)	7,350,000	7,350,000
GA Municipal Electric Authority
Series 2009 A:
1.250% 05/07/10	15,000,000	15,040,430
2.000% 06/21/10	6,000,000	6,072,760
GA Municipal Gas Authority
Series 2008 D,
1.000% 12/16/09	25,000,000	25,071,151
Series 2008,
2.500% 12/16/09	88,500,000	88,791,454
GA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 0.670% 12/01/37 (09/07/09) (a)(b)	12,965,000	12,965,000
0.670% 12/01/43 (09/07/09) (a)(b)	11,905,000	11,905,000
0.670% 04/01/46 (09/07/09) (a)(b)	9,295,000	9,295,000
GA Richmond County Development Authority
Stonegate Club Apartments Project,
Series 2002, AMT, LIQ FAC: FNMA 0.360% 11/15/35 (09/07/09) (a)(b)	5,155,000	5,155,000
GA Savannah Economic Development Authority
Series 2007, AMT,
LOC: Branch Banking & Trust 0.430% 11/01/27 (09/07/09) (a)(b)	4,855,000	4,855,000
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT, LOC: Branch Banking & Trust 0.530% 12/01/22 (09/07/09) (a)(b)	3,265,000	3,265,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 0.430% 09/01/19 (09/07/09) (a)(b)	3,300,000	3,300,000
Georgia Total		291,285,795

	Par ($)	Value ($)
Hawaii – 0.5%
HI Housing Finance & Development Corp.
Series 2008 AMT,
GTY AGMT: Citigroup Financial Products 1.180% 03/01/35 (09/07/09) (a)(b)	44,550,000	44,550,000
Hawaii Total		44,550,000
Idaho – 1.2%
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.530% 09/01/21 (09/07/09) (a)(b)	3,540,000	3,540,000
ID Housing & Finance Association
Single Family Mortgage:
Series 2004 A-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 0.400% 07/01/35 (09/07/09) (a)(b)	8,750,000	8,750,000
Series 2007 D-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 0.400% 07/01/38 (09/07/09) (a)(b)	5,000,000	5,000,000
Series 2007 E-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 0.400% 07/01/38 (09/07/09) (a)(b)	24,000,000	24,000,000
Series 2007, AMT, LIQ FAC: Lloyds TSB Bank PLC 0.400% 07/01/38 (09/07/09) (a)(b)	8,820,000	8,820,000
ID State
Series 2009,
2.500% 06/30/10	50,000,000	50,864,931
Idaho Total		100,974,931
Illinois – 2.6%
IL Chicago Enterprise Zone
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 0.820% 11/01/22 (09/07/09) (a)(b)	1,150,000	1,150,000

See Accompanying Notes to Financial Statements.

7

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Chicago Industrial Development
Flying Food Fare Midway,
Series 1999, AMT, LOC: Harris Trust & Savings Bank 0.780% 12/01/28 (09/07/09) (a)(b)	4,500,000	4,500,000
Series 2001, AMT,
LOC: Wells Fargo Bank N.A. 0.570% 10/01/31 (09/07/09) (a)(b)	4,706,000	4,706,000
IL Chicago Multi-Family Housing
Concordia Place Apartments LP,
Series 2003, AMT, LOC: Harris Trust & Savings Bank 0.520% 07/01/34 (09/07/09) (a)(b)	12,820,000	12,820,000
Lincoln Village LLC,
Series 2006, AMT, LOC: Harris N.A. 0.390% 06/01/40 (09/07/09) (a)(b)	5,277,000	5,277,000
North Larabee LP,
Series 2001 A, AMT, LOC: Harris Trust & Savings Bank 0.780% 04/01/36 (09/07/09) (a)(b)	4,410,000	4,410,000
Renaissance St. Luke LP,
Series 2004 A, AMT, LOC: Harris Trust & Savings Bank 0.780% 01/01/39 (09/07/09) (a)(b)	3,615,000	3,615,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products: 1.000% 07/15/33 (09/07/09) (a)(b)	27,715,000	27,715,000
1.340% 01/15/33 (09/07/09) (a)(b)	9,405,000	9,405,000
1.340% 07/15/33 (09/07/09) (a)(b)	27,165,000	27,165,000
IL Chicago O'Hare International Airport
Series 2005 D,
LOC: Dexia Credit Local 0.370% 01/01/35 (09/02/09) (a)(b)	11,000,000	11,000,000
IL Chicago Single Family Mortgage
Series 2007, AMT,
SPA: Wachovia Bank N.A. 0.370% 12/01/38 (09/07/09) (a)(b)	3,575,000	3,575,000

	Par ($)	Value ($)
Series 2008, AMT,
SPA: Bank of New York 0.370% 06/01/43 (09/07/09) (a)(b)(e)	3,895,000	3,895,000
IL Chicago Solid Waste Disposal Facility
Groot Industries, Inc.,
Series 1995, AMT, LOC: Bank One N.A. 1.320% 12/01/15 (09/07/09) (a)(b)	800,000	800,000
IL Des Plaines Industrial Development
MMP Properties LLC,
Series 1998, AMT, LOC: JPMorgan Chase Bank 2.320% 10/01/18 (09/07/09) (a)(b)	1,485,000	1,485,000
IL Development Finance Authority Industrial Development
Campagna-Turano Bakery,
Series 2000, AMT, LOC: Bank One N.A. 1.420% 08/01/25 (09/07/09) (a)(b)	2,760,000	2,760,000
Clingan Steel, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 1.420% 12/01/23 (09/07/09) (a)(b)	1,835,000	1,835,000
Engineered Polymer,
Series 1995, AMT, LOC: Wachovia Bank N.A. 0.580% 08/01/15 (09/07/09) (a)(b)	7,800,000	7,800,000
Forty Foot High Realty LLC,
Series 2002, AMT, LOC: National City Bank 0.560% 12/01/27 (09/07/09) (a)(b)	3,865,000	3,865,000
Knead Dough Baking Co.,
Series 2000, AMT, LOC: Bank One N.A. 1.420% 09/01/25 (09/07/09) (a)(b)	545,000	545,000
Rainbow Graphics, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 1.420% 08/01/23 (09/07/09) (a)(b)	1,820,000	1,820,000

See Accompanying Notes to Financial Statements.

8

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Tajon Warehousing Corp.,
Series 1990 A, AMT, LOC: Bank One Kentucky N.A. 0.710% 01/01/10 (09/07/09) (a)(b)	3,100,000	3,100,000
IL Development Finance Authority
Affordable Housing,
Lake Towers Associates II LP, Series 1997, AMT, LIQ FAC: FHLMC 0.560% 10/01/23 (09/07/09) (a)(b)	8,565,000	8,565,000
Groot Industries, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 1.320% 12/01/23 (09/07/09) (a)(b)	4,275,000	4,275,000
Jewish Council Youth Service,
Series 2003, LOC: Harris Trust & Savings Bank 0.360% 09/01/28 (09/07/09) (a)(b)	1,045,000	1,045,000
IL Educational Facilities Authority
University of Chicago,
Series 2001 B-2, 0.520% 07/01/36 (08/26/10) (b)(c)	12,500,000	12,500,000
IL Finance Authority Industrial Development
Barton Manufacturing, Inc.,
Series 2005, AMT, LOC: National City Bank 0.660% 11/01/18 (09/07/09) (a)(b)	2,245,000	2,245,000
Merug LLC,
Series 2004 A, AMT, LOC: JPMorgan Chase Bank 1.420% 12/01/18 (09/07/09) (a)(b)	1,800,000	1,800,000
IL Finance Authority
Multi-Family Housing,
Waterton Vistas II LLC, Series 2004, AMT, LIQ FAC: FNMA 0.410% 10/15/34 (09/07/09) (a)(b)	8,500,000	8,500,000

	Par ($)	Value ($)
Villagebrook LP,
Series 2005, AMT, LIQ FAC: FHLMC 0.420% 05/01/35 (09/07/09) (a)(b)	5,605,000	5,605,000
IL Housing Development Authority
Multi-Family Housing:
Mattoon Towers Associates II, Series 2004, AMT, LOC: FHLB 0.510% 01/01/34 (09/07/09) (a)(b)	3,105,000	3,105,000
Pontiac Tower Associates III,
Series 2005, AMT, LOC: Harris N.A. 0.540% 09/01/35 (09/07/09) (a)(b)	3,645,000	3,645,000
Sterling Towers Associates II,
Series 2001, AMT, LOC: Harris N.A. 0.520% 10/01/35 (09/07/09) (a)(b)	3,675,000	3,675,000
IL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT:
GTY AGMT: FHLMC 0.670% 01/01/44 (09/07/09) (a)(b)	4,340,000	4,340,000
LIQ FAC: FHLMC 0.670% 01/01/44 (09/07/09) (a)(b)	3,940,000	3,940,000
IL Skokie Industrial Development
Series 2003, AMT,
LOC: JPMorgan Chase Bank 0.680% 12/01/33 (09/07/09) (a)(b)	2,400,000	2,400,000
IL Upper River Valley Development Authority
Advanced Drainage Systems,
Series 2002, AMT, LOC: National City Bank 0.560% 07/01/14 (09/07/09) (a)(b)	3,325,000	3,325,000
IL Will County Exempt Facilities Revenue
BP Amoco Chemical Co.,
Series 2003, AMT, GTY AGMT: BP PLC 0.120% 07/01/33 (09/01/09) (a)(b)	1,800,000	1,800,000

See Accompanying Notes to Financial Statements.

9

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Exxon Mobil Corp.,
Series 2001, AMT, 0.120% 06/01/26 (09/01/09) (b)(c)	10,000,000	10,000,000
Illinois Total		224,008,000
Indiana – 5.6%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill,
Series 2002, AMT, LOC: Bank One N.A. 1.420% 08/01/17 (09/07/09) (a)(b)	2,100,000	2,100,000
IN Bond Bank
Series 2009 A,
SPA: JPMorgan Chase & Co. 2.000% 01/06/10	16,000,000	16,079,925
Series 2009,
2.000% 01/05/10	20,000,000	20,061,411
IN DeKalb County
Series 2003, AMT,
LOC: National City Bank of Indiana 0.560% 10/01/13 (09/07/09) (a)(b)	3,020,000	3,020,000
IN Elkhart Economic Development
Crossroads Apartments LLC,
Series 1998 A, AMT, LOC: FHLB 2.120% 04/01/28 (09/07/09) (a)(b)	695,000	695,000
Series 2006, AMT,
LOC: National City Bank of Indiana 0.560% 07/01/26 (09/07/09) (a)(b)	3,315,000	3,315,000
Vahala Foam Enterprises,
Series 2002, AMT, LOC: Bank One N.A. 1.420% 09/01/17 (09/07/09) (a)(b)	1,100,000	1,100,000
IN Finance Authority
Floyd Memorial Hospital & Health,
Series 2008, LOC: Branch Banking & Trust 0.200% 03/01/36 (09/01/09) (a)(b)	10,620,000	10,620,000

	Par ($)	Value ($)
Parkview Health System,
Series 2009 B, LOC: National City Bank 0.260% 11/01/39 (09/02/09) (a)(b)	8,250,000	8,250,000
IN Garrett Economic Development
Series 2005, AMT,
LOC: National City Bank 0.560% 01/01/21 (09/07/09) (a)(b)	4,725,000	4,725,000
IN Gibson County Pollution Control
Toyota Motor Manufacturing:
Series 1997, AMT, 0.340% 10/01/27 (09/07/09) (b)(c)	10,000,000	10,000,000
Series 1998, AMT, 0.340% 01/01/28 (09/07/09) (b)(c)	10,000,000	10,000,000
Series 1999, AMT, 0.340% 01/01/29 (09/07/09) (b)(c)	10,000,000	10,000,000
Series 2000 A, AMT, 0.340% 01/01/30 (09/07/09) (b)(c)	10,000,000	10,000,000
Series 2001 B, AMT: 0.340% 09/01/31 (09/07/09) (b)(c)	10,000,000	10,000,000
GTY AGMT: Toyota Motor Credit Corp. 0.340% 02/01/31 (09/07/09) (a)(b)	10,000,000	10,000,000
IN Housing & Community Development Authority
Series 2008, AMT,
SPA: Royal Bank of Canada 0.310% 07/01/39 (09/07/09) (a)(b)	21,250,000	21,250,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2009 A,
0.780% 01/15/10	10,125,000	10,125,000
IN Jeffersonville Economic Development
Series 2003, AMT,
LOC: National City Bank of Kentucky 0.560% 04/01/23 (09/07/09) (a)(b)	4,100,000	4,100,000
IN Mount Vernon Pollution Control
General Electric Co.,
Series 1998, AMT, 0.160% 11/01/18 (09/01/09) (b)(c)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

10

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Reset Optional Certificates Trust II-R
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 10/26/17 (09/07/09) (a)(b)	133,785,000	133,785,000
IN Rockport Pollution Control
AK Steel Corp.,
Series 1997 A, AMT, LOC: PNC Bank N.A. 0.390% 12/01/27 (09/07/09) (a)(b)	10,000,000	10,000,000
IN Rockport
AK Steel Corp.,
Series 1998 A, AMT, LOC: PNC Bank N.A. 0.390% 12/01/28 (09/07/09) (a)(b)	10,000,000	10,000,000
Series 1999 A, AMT,
LOC: PNC Bank N.A. 0.390% 06/01/29 (09/07/09) (a)(b)	10,000,000	10,000,000
IN St. Joseph County Economic Development
Pine Oak Apartments LP,
Series 1997 A, AMT, LOC: FHLB 2.120% 06/01/27 (09/07/09) (a)(b)	2,365,000	2,365,000
South Bend Medical Foundation, Inc.,
Series 2000, LOC: National City Bank 0.340% 08/01/20 (09/07/09) (a)(b)	13,450,000	13,450,000
University of Notre Dame,
Series 2005, 0.170% 03/01/40 (09/03/09) (b)(c)	96,000,000	96,000,000
IN Whiting Environmental Facilities
BP PLC,
Series 2002 C, AMT, 0.120% 07/01/34 (09/01/09) (b)(c)	20,000,000	20,000,000
IN Whiting
BP PLC,
Series 2002 B, AMT, 0.120% 12/01/35 (09/01/09) (b)(c)	7,000,000	7,000,000
Indiana Total		478,041,336

	Par ($)	Value ($)
Iowa – 1.0%
IA Clinton Industrial Development
Series 2004, AMT,
LOC: Northern Trust Co. 0.620% 12/01/22 (09/07/09) (a)(b)	3,700,000	3,700,000
Sethness Products Co.,
Series 1996, AMT, LOC: Northern Trust Co. 0.620% 09/01/11 (09/07/09) (a)(b)	1,300,000	1,300,000
IA Finance Authority Industrial Development
US Filter Operating Services, Inc.,
Series 2001 A, AMT, LOC: Societe Generale 0.440% 11/01/17 (09/07/09) (a)(b)	4,770,000	4,770,000
IA Finance Authority
Series 2009 A,
2.500% 06/23/10	18,000,000	18,282,030
Single Family Mortgage:
Series 2005 E, AMT, SPA: State Street Bank & Trust Co. 0.370% 01/01/36 (09/07/09) (a)(b)	4,500,000	4,500,000
Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.370% 01/01/36 (09/07/09) (a)(b)	12,000,000	12,000,000
Series 2007 N, AMT, SPA: FHLB 0.350% 01/01/39 (09/07/09) (a)(b)	7,300,000	7,300,000
Series 2008 F, AMT, SPA: FHLB 0.370% 01/01/39 (09/07/09) (a)(b)	6,000,000	6,000,000
Series 2008, AMT, SPA: FHLB 0.370% 01/01/39 (09/07/09) (a)(b)	28,070,000	28,070,000
IA West Burlington Industrial Development
Borhi Oil Hydraulic,
Series 2001 B, AMT, LOC: Bank One N.A. 1.420% 01/01/11 (09/07/09) (a)(b)	300,000	300,000
Iowa Total		86,222,030

See Accompanying Notes to Financial Statements.

11

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Kansas – 0.5%
KS Development Finance Authority
Boulevard Apartments, LLC,
Series 2008 B, AMT, LOC: Wells Fargo Bank N.A. 0.430% 03/01/43 (09/07/09) (a)(b)	25,000,000	25,000,000
Exempt Facilities,
Seaboard Farms, Inc., Series 1995 A, AMT, LOC: Bank of New York 0.500% 12/01/25 (09/07/09) (a)(b)	9,200,000	9,200,000
KS Munimae Trust
Series 2001-5, AMT,
LIQ FAC: FHLMC 4.000% 01/14/26 (01/07/10) (b)	1,210,000	1,210,000
Series 2001-6, AMT,
LIQ FAC: FHLMC 4.000% 07/14/26 (01/07/10) (b)	1,930,000	1,930,000
KS Wichita Airport Authority
Berkshire Hathaway, Inc.,
Series 2003 A, AMT, GTY AGMT: Berkshire Hathaway, Inc. 0.580% 11/01/31 (09/07/09) (a)(b)	2,860,000	2,860,000
Kansas Total		40,200,000
Kentucky – 1.4%
KY Campbellsville-Taylor County Industrial Development
Airguard Industrial, Inc.,
Series 2001, AMT, LOC: Northern Trust Co. 0.620% 05/01/31 (09/07/09) (a)(b)	7,410,000	7,410,000
KY Christian County Industrial Building
Audubon Area Community Services,
Series 2004, LOC: Branch Banking & Trust 0.330% 01/01/29 (09/07/09) (a)(b)	3,200,000	3,200,000
KY Daviess County Industrial Building Revenue
Series 2003, AMT,
LOC: National City Bank of Kentucky 0.560% 05/01/18 (09/07/09) (a)(b)	3,040,000	3,040,000

	Par ($)	Value ($)
KY Economic Development Finance Authority
Series 2009 B-1,
LOC: JPMorgan Chase Bank 0.110% 08/15/38 (09/01/09) (a)(b)	27,755,000	27,755,000
Series 2009 B-2,
LOC: JPMorgan Chase Bank 0.120% 08/15/38 (09/01/09) (a)(b)	3,655,000	3,655,000
KY Hopkinsville Industrial Building
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 0.530% 06/01/26 (09/07/09) (a)(b)	3,230,000	3,230,000
KY Housing Corp.
Highlands Court Apartments,
Series 2007, AMT, LOC: National City Bank 0.390% 12/15/37 (09/07/09) (a)(b)	4,000,000	4,000,000
Series 2005 B, AMT,
SPA: BNP Paribas 0.360% 07/01/32 (09/07/09) (a)(b)	12,290,000	12,290,000
Series 2005 L, AMT,
SPA: BNP Paribas 0.360% 07/01/36 (09/07/09) (a)(b)	12,900,000	12,900,000
Series 2006 C, AMT,
SPA: BNP Paribas 0.360% 07/01/36 (09/07/09) (a)(b)	15,425,000	15,425,000
Series 2006 I, AMT,
SPA: BNP Paribas 0.360% 01/01/32 (09/07/09) (a)(b)	20,755,000	20,755,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 04/03/36 (09/07/09) (a)(b)	5,460,000	5,460,000
Kentucky Total		119,120,000
Louisiana – 2.0%
LA Calcasieu Parish Industrial Development Board
CITGO Petroleum Corp.,
Series 1995, AMT, LOC: Sumitomo Mitsui Banking 0.140% 03/01/25 (09/01/09) (a)(b)	40,700,000	40,700,000

See Accompanying Notes to Financial Statements.

12

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
LA Parish of East Baton Rouge
Exxon Mobil Corp.,
Series 1998, AMT, 0.120% 12/01/28 (09/01/09) (b)(c)	9,000,000	9,000,000
LA Parish of St. James
0.400% 09/01/09	20,000,000	20,000,000
LA Public Facilities Authority
Southern Ionics, Inc.,
Series 2008, LOC: Wachovia Bank N.A. 0.330% 04/01/18 (09/07/09) (a)(b)	10,000,000	10,000,000
LA RBC Municipal Products, Inc. Trust
Series 2008 L-17, AMT,
LOC: Royal Bank of Canada 0.470% 12/01/36 (09/07/09) (a)(b)	54,495,000	54,495,000
Series 2008 L14, AMT,
LOC: Royal Bank of Canada 0.470% 09/01/28 (09/07/09) (a)(b)	33,345,000	33,345,000
Series 2008 L18, AMT,
LOC: Royal Bank of Canada 0.470% 03/01/28 (09/07/09) (a)(b)	5,095,000	5,095,000
Louisiana Total		172,635,000
Maine – 1.2%
ME Housing Authority
Mortgage Revenue:
Series 2004 B-3, AMT, SPA: State Street Bank & Trust Co. 0.270% 11/15/27 (09/07/09) (a)(b)	11,000,000	11,000,000
Series 2007 E-2, AMT, SPA: State Street Bank & Trust Co. 0.350% 11/15/41 (09/07/09) (a)(b)	8,000,000	8,000,000
Series 2008 E-2, AMT,
SPA: Dexia Credit Local 0.550% 11/15/30 (09/07/09) (a)(b)	25,415,000	25,415,000
Series 2008 E-3, AMT,
SPA: Dexia Credit Local 0.550% 11/15/37 (09/07/09) (a)(b)	20,550,000	20,550,000

	Par ($)	Value ($)
Series 2008, AMT,
2.000% 11/15/34 (09/07/09) (b)(c)	34,000,000	34,000,000
Maine Total		98,965,000
Maryland – 1.1%
MD Administration Department of Housing & Community Development
Series 2004 C, AMT,
SPA: State Street Bank & Trust Co. 0.370% 09/01/35 (09/07/09) (a)(b)	20,000,000	20,000,000
Series 2004 F, AMT,
SPA: State Street Bank & Trust Co. 0.320% 09/01/35 (09/07/09) (a)(b)	12,150,000	12,150,000
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 0.470% 01/01/15 (09/07/09) (a)(b)	7,520,000	7,520,000
MD Carroll County Commissioners Economic Development
Shelter System Limited Facility,
Series 2004, AMT, LOC: Branch Banking & Trust 0.430% 07/01/24 (09/07/09) (a)(b)	4,650,000	4,650,000
MD Montgomery County Housing Opportunities Commission
Series 2006, AMT,
LIQ FAC: FHLMC 0.650% 02/01/40 (09/07/09) (a)(b)	49,985,000	49,985,000
Maryland Total		94,305,000
Massachusetts – 1.5%
MA Development Finance Agency
Series 2004, AMT,
LIQ FAC: FHLMC 0.650% 01/01/36 (09/07/09) (a)(b)	34,830,000	34,830,000
MA Health & Educational Facilities Authority
Partners Healthcare,
Series 1997 P1, SPA: JPMorgan Chase Bank 0.150% 07/01/27 (09/02/09) (a)(b)	44,800,000	44,800,000

See Accompanying Notes to Financial Statements.

13

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
LIQ FAC: FHLMC 0.650% 11/01/37 (09/07/09) (a)(b)	26,555,000	26,555,000
MA State
Series 2000 B,
SPA: State Street Bank & Trust Co. 0.110% 12/01/30 (09/01/09) (a)(b)	1,495,000	1,495,000
Series 2006 A,
SPA: Dexia Credit Local 0.170% 03/01/26 (09/01/09) (a)(b)	21,070,000	21,070,000
Massachusetts Total		128,750,000
Michigan – 5.3%
MI Eastern Michigan University
Series 2009 A,
LOC: JPMorgan Chase Bank 0.200% 03/01/49 (09/01/09) (a)(b)	15,000,000	15,000,000
MI Grand Valley State University
Series 2008 B,
LOC: U.S. Bank N.A. 0.170% 12/01/31 (09/03/09) (a)(b)	7,000,000	7,000,000
MI Housing Development Authority
Series 2007 C, AMT,
SPA: Bank of Nova Scotia 0.350% 10/01/42 (09/07/09) (a)(b)	55,825,000	55,825,000
Series 2007 F, AMT,
SPA: Bank of Nova Scotia 0.450% 12/01/38 (09/07/09) (a)(b)	45,000,000	45,000,000
Series 2009 C, AMT,
3.050% 06/01/10	1,870,000	1,870,000
MI Municipal Bond Authority
Series 2009 C2,
LOC: JPMorgan Chase Bank 2.500% 08/20/10	15,000,000	15,237,332
Series 2009 C3,
LOC: Scotia Bank 2.500% 08/20/10	8,415,000	8,548,143

	Par ($)	Value ($)
MI Oakland County Economic Development Corp.
Glass & Mirror Craft Industries,
Series 2000, AMT, LOC: National City Bank 0.560% 08/01/30 (09/07/09) (a)(b)	2,800,000	2,800,000
MI RBC Municipal Products, Inc. Trust
Series 2008 L23, AMT,
LOC: Royal Bank of Canada 0.470% 03/01/28 (09/07/09) (a)(b)	59,995,000	59,995,000
Series 2008 L30, AMT,
LOC: Royal Bank of Canada 0.470% 09/01/32 (09/07/09) (a)(b)	96,090,000	96,090,000
Series 2008 L32, AMT,
LOC: Royal Bank of Canada 0.470% 09/01/32 (09/07/09) (a)(b)	57,895,000	57,895,000
MI State
Series 2008 A:
3.000% 09/30/09	40,000,000	40,029,668
Escrowed to Maturity, 3.000% 11/01/09	6,110,000	6,117,527
Series 2008,
3.000% 09/30/09	25,000,000	25,026,449
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 1.420% 02/01/16 (09/07/09) (a)(b)	1,200,000	1,200,000
MI Strategic Fund Ltd.
Coastal Container Corp.,
Series 2007, AMT, LOC: National City Bank 0.560% 12/01/27 (09/07/09) (a)(b)	5,290,000	5,290,000
Landpro Co. LLC,
Series 2005, AMT, LOC: National City Bank of the Midwest 0.660% 06/01/35 (09/07/09) (a)(b)	2,020,000	2,020,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 1.420% 02/01/20 (09/07/09) (a)(b)	1,700,000	1,700,000

See Accompanying Notes to Financial Statements.

14

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Ultraform Industries, Inc.,
Series 2007, AMT, LOC: National City Bank 0.560% 12/01/27 (09/07/09) (a)(b)	3,575,000	3,575,000
Michigan Total		450,219,119
Minnesota – 0.5%
MN Eden Prairie Industrial Development
SWB LLC,
Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.720% 11/01/20 (09/07/09) (a)(b)	1,915,000	1,915,000
MN Housing Finance Agency
Series 2009, AMT,
SPA: FHLB 0.350% 07/01/36 (09/07/09) (a)(b)	8,000,000	8,000,000
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: Merrill Lynch & Co., LIQ FAC: FHLMC 0.650% 01/01/51 (09/07/09) (a)(b)(d)	11,995,000	11,995,000
Series 2007,
LIQ FAC: FHLMC 0.500% 05/01/31 (09/07/09) (a)(b)	935,000	935,000
MN School District Capital Equipment Borrowing Program
Series 2009,
2.000% 09/10/10	9,500,000	9,643,151
MN St. Paul Port Authority Industrial Development
Camada LP,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.430% 12/01/12 (09/07/09) (a)(b)	1,900,000	1,900,000
MN State
Series 2009,
2.000% 08/01/10	4,745,000	4,812,402
Minnesota Total		39,200,553

	Par ($)	Value ($)
Mississippi – 0.0%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.:
Series 2005 A, AMT, LOC: Branch Banking & Trust 0.430% 03/01/15 (09/07/09) (a)(b)	930,000	930,000
Series 2005, AMT, LOC: Branch Banking & Trust 0.430% 03/01/25 (09/07/09) (a)(b)	2,160,000	2,160,000
Mississippi Total		3,090,000
Missouri – 1.4%
MO Development Finance Board
Nelson Gallery Foundation,
Series 2008 A, SPA: JPMorgan Chase Bank 0.130% 12/01/37 (09/01/09) (a)(b)	55,155,000	55,155,000
MO Health & Educational Facilities Authority
Ascension Health,
Series 2003 C2, 0.730% 11/15/39 (03/03/10) (b)(c)	14,000,000	14,000,000
MO St. Louis Industrial Development Authority
General Grant Equities LLC,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.460% 03/01/38 (09/07/09) (a)(b)	18,815,000	18,815,000
MO University of Missouri Curators
Series 2009,
2.000% 06/30/10	25,000,000	25,329,586
MO Washington Industrial Development Authority
Whistle Point Partnership,
Series 2006, AMT, LOC: U.S. Bank N.A. 0.480% 05/01/28 (09/07/09) (a)(b)	6,600,000	6,600,000
Missouri Total		119,899,586

See Accompanying Notes to Financial Statements.

15

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
Montana – 0.2%
MT Anaconda-Deer Lodge County
Atlantic Richfield Co.,
Series 2002 RF, AMT, 0.120% 10/01/37 (09/01/09) (b)(c)	15,000,000	15,000,000
MT Board of Housing
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 10/01/33 (09/07/09) (a)(b)	5,045,000	5,045,000
Montana Total		20,045,000
Nebraska – 1.2%
NE Central Plains Energy Project
Series 2009 2,
SPA: Royal Bank of Canada 0.330% 08/01/39 (09/03/09) (a)(b)	35,000,000	35,000,000
NE Investment Finance Authority
Series 2008 D, AMT,
SPA: FHLB 0.420% 09/01/38 (09/07/09) (a)(b)	12,500,000	12,500,000
NE Lancaster County Industrial Development
MLLC LLC,
Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.490% 11/01/20 (09/07/09) (a)(b)	3,920,000	3,920,000
NE Lincoln Electric Supply
Series 2009:
0.320% 10/07/09	5,500,000	5,500,000
0.350% 10/07/09	19,000,000	19,000,000
NE Omaha Public Power District
Series 2009:
0.350% 10/06/09	15,000,000	15,000,000
0.350% 10/07/09	15,000,000	15,000,000
Nebraska Total		105,920,000
Nevada – 0.7%
NV Clark County Airport
Series 2009 A,
2.500% 07/15/10	25,000,000	25,355,893

	Par ($)	Value ($)
NV Director of the State Department of Business & Industry
Barrick Gold Corp.,
Series 1999, AMT, LOC: Royal Bank of Canada 0.330% 06/01/29 (09/07/09) (a)(b)	23,800,000	23,800,000
NV Reno
Series 2008,
LOC: Bank of New York 0.120% 06/01/42 (09/01/09) (a)(b)	10,000,000	10,000,000
Nevada Total		59,155,893
New Hampshire – 0.4%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2003, SPA: JPMorgan Chase Bank 0.150% 06/01/23 (09/02/09) (a)(b)	31,500,000	31,500,000
New Hampshire Total		31,500,000
New Jersey – 1.2%
NJ Turnpike Authority
Series 2009,
2.250% 12/31/09	100,000,000	100,244,890
New Jersey Total		100,244,890
New Mexico – 0.9%
NM Educational Assistance Foundation
Series 2008 A-3, AMT,
LOC: Lloyds TSB Bank PLC 0.380% 04/01/36 (09/07/09) (a)(b)	37,000,000	37,000,000
NM Mortgage Finance Authority
Series 2009, AMT,
1.030% 09/01/39 (01/12/10) (b)(c)	40,000,000	40,000,000
New Mexico Total		77,000,000

See Accompanying Notes to Financial Statements.

16

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
New York – 5.9%
NY Dormitory Authority
Cornell University,
Series 2000 A, SPA: JPMorgan Chase Bank 0.100% 07/01/29 (09/07/09) (a)(b)	18,540,000	18,540,000
NY Eagle Tax-Exempt Trust
Series 2009 40F-A, AMT,
LIQ FAC: Citibank N.A. 0.450% 07/15/16 (09/07/09) (a)(b)(e)	28,215,000	28,215,000
NY Islip Industrial Development Agency
Series 2008 23G, AMT,
GTY AGMT: Goldman Sachs 0.350% 12/01/29 (09/07/09) (a)(b)	15,995,000	15,995,000
NY Mortgage Agency
Series 2005, AMT,
SPA: Dexia Credit Local 0.600% 04/01/35 (09/07/09) (a)(b)	40,000,000	40,000,000
NY New York City Housing Development Corp.
Series 2007 E-2, AMT,
LIQ FAC: Dexia Credit Local 0.200% 11/01/42 (09/07/09) (a)(b)	5,500,000	5,500,000
Series 2008 A-1-A, AMT,
LIQ FAC: Dexia Credit Local 0.200% 11/01/46 (09/01/09) (a)(b)	36,610,000	36,610,000
Series 2008 D,
LIQ FAC: Dexia Credit Local 0.120% 05/01/25 (09/01/09) (a)(b)	6,300,000	6,300,000
NY New York City Industrial Development Agency
American Civil Liberties,
Series 2005, LOC: JPMorgan Chase Bank 0.120% 06/01/35 (09/01/09) (a)(b)	4,300,000	4,300,000
NY New York City Municipal Water Finance Authority
Series 2005 AA-1,
0.080% 06/15/32 (09/01/09) (b)(c)	159,895,000	159,895,000

	Par ($)	Value ($)
NY New York City Transitional Finance Authority
Series 2002 2A,
LIQ FAC: Dexia Credit Local 0.120% 11/01/22 (09/01/09) (a)(b)	16,065,000	16,065,000
Series 2002 3B,
SPA: Citibank N.A. 0.120% 11/01/22 (09/01/09) (a)(b)	31,400,000	31,400,000
NY New York City
Series 1993 E4,
LOC: Fortis Bank SA/NV 0.120% 08/01/22 (09/01/09) (a)(b)	21,745,000	21,745,000
Series 2004 -h1,
LOC: Bank of New York 0.120% 03/01/34 (09/01/09) (a)(b)	16,000,000	16,000,000
Series 2006 -h2,
LOC: Dexia Credit Local 0.160% 01/01/36 (09/01/09) (a)(b)	9,100,000	9,100,000
Series 2006 I-5,
LOC: CA Public Employees Retirement 0.090% 04/01/36 (09/01/09) (a)(b)	17,440,000	17,440,000
NY Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: FHLMC 0.620% 09/01/52 (09/07/09) (a)(b)	25,800,000	25,800,000
NY Urban Development Corp.
Series 2004 A3D,
SPA: Dexia Credit Local 0.300% 03/15/33 (09/07/09) (a)(b)	23,550,000	23,550,000
NY Westchester County Industrial Development Agency
Series 2007, AMT,
GTY AGMT: Goldman Sachs 0.350% 11/01/44 (09/07/09) (a)(b)	32,268,733	32,268,733
New York Total		508,723,733

See Accompanying Notes to Financial Statements.

17

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
North Carolina – 1.8%
NC Agriculture Finance Authority Development
McGill Environmental Systems,
Series 2003, AMT, LOC: Branch Banking & Trust 0.430% 12/01/15 (09/07/09) (a)(b)	2,100,000	2,100,000
NC Burke Industrial Facility Pollution Control
Cox Manufacturing Co.,
Series 2003, AMT, LOC: Branch Banking & Trust 0.430% 06/01/24 (09/07/09) (a)(b)	1,385,000	1,385,000
NC Capital Facilities Finance Agency
Campbell University,
Series 2009, LOC: Branch Banking & Trust 0.330% 10/01/34 (09/03/09) (a)(b)	6,000,000	6,000,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC,
Series 2001, AMT, LOC: Branch Banking & Trust 0.430% 12/01/21 (09/07/09) (a)(b)	2,595,000	2,595,000
NC Davidson County Industrial Pollution Control
Childress Winery LLC,
Series 2004, AMT, LOC: Branch Banking & Trust 0.430% 04/01/26 (09/07/09) (a)(b)	4,250,000	4,250,000
NC Durham County
Multi-Family Housing,
Series 2005, AMT, GTY AGMT: FHLMC 0.650% 11/01/24 (09/07/09) (a)(b)	18,065,000	18,065,000
NC Education Assistance Authority
Series 2008 A2, AMT,
LOC: Royal Bank of Canada 0.360% 09/01/35 (09/07/09) (a)(b)	49,000,000	49,000,000
Series 2008, AMT,
LOC: Branch Banking & Trust 0.450% 09/01/35 (09/07/09) (a)(b)	16,400,000	16,400,000

	Par ($)	Value ($)
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
Edwards Brothers, Inc.,
Series 2007, AMT, LOC: National City Bank 0.560% 09/01/19 (09/07/09) (a)(b)	10,000,000	10,000,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Hamlin Sheet Metal Co.,
Series 1997, AMT, LOC: Branch Banking & Trust 0.430% 11/01/17 (09/07/09) (a)(b)	1,900,000	1,900,000
NC Medical Care Commission
Lutheran Retirement Ministry,
Series 2007, LOC: Branch Banking & Trust 0.330% 01/01/37 (09/03/09) (a)(b)	5,000,000	5,000,000
NC Port Authority Exempt Facilities
Wilmington Bulk LLC,
Series 2001 A, AMT, LOC: Branch Banking & Trust 0.430% 09/01/22 (09/07/09) (a)(b)	1,970,000	1,970,000
NC Raleigh Durham Airport Authority
Series 2007, AMT,
LIQ FAC: JPMorgan Chase Bank 0.560% 05/01/15 (09/07/09) (a)(b)	14,540,000	14,540,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wachovia Bank N.A. 0.580% 01/01/28 (09/07/09) (a)(b)	7,460,000	7,460,000
PHC LLC,
Series 1999, AMT, LOC: Branch Banking & Trust 0.430% 03/01/14 (09/07/09) (a)(b)	2,380,000	2,380,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
Revel, Inc. Project,
Series 2008, AMT, LOC: Branch Banking & Trust 0.530% 03/01/26 (09/07/09) (a)(b)	2,000,000	2,000,000

See Accompanying Notes to Financial Statements.

18

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries Project,
Series 2007, AMT, LOC: Branch Banking & Trust 0.430% 03/01/27 (09/07/09) (a)(b)	5,000,000	5,000,000
North Carolina Total		150,045,000
Ohio – 2.1%
OH Cambridge Hospital Facilities
Southeastern Regional Medical Center,
Series 2001, LOC: National City Bank 0.290% 12/01/21 (09/07/09) (a)(b)	12,975,000	12,975,000
OH Cleveland
Series 2009, AMT,
LOC: U.S. Bank NA 0.270% 01/01/27 (09/07/09) (a)(b)	3,100,000	3,100,000
OH Columbus Regional Airport Authority
0.300% 09/15/09	8,000,000	8,000,000
OH Cuyahoga County Multi-Family Housing
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 11/01/11 (09/07/09) (a)(b)	5,595,000	5,595,000
OH Franklin County
Presbyterian Retirement System:
Series 2002 B, LOC: National City Bank 0.290% 07/01/33 (09/07/09) (a)(b)	15,000,000	15,000,000
Series 2005 B, LOC: National City Bank 0.290% 07/01/35 (09/07/09) (a)(b)	14,385,000	14,385,000
Series 2006 C, LOC: National City Bank 0.290% 07/01/20 (09/07/09) (a)(b)	8,525,000	8,525,000
OH Hancock County Multi-Family Housing
Pedcor Investments,
Series 1998 B, AMT, LOC: FHLB 0.470% 01/01/31 (09/07/09) (a)(b)	715,000	715,000

	Par ($)	Value ($)
OH Housing Finance Agency Residential
Series 2008 B, AMT,
SPA: FHLB 0.350% 09/01/39 (09/07/09) (a)(b)	30,000,000	30,000,000
Series 2008 E, AMT,
SPA: FHLB 0.360% 03/01/39 (09/07/09) (a)(b)	19,500,000	19,500,000
OH Lorain County Industrial Development
Danco Metal Products, Inc.,
Series 2007, AMT, LOC: National City Bank 0.560% 11/01/27 (09/07/09) (a)(b)	3,495,000	3,495,000
OH Lucas County
American Capital Property,
Series 1999, AMT, LOC: National City Bank 0.660% 10/01/18 (09/07/09) (a)(b)	2,960,000	2,960,000
OH Muskingum County Hospital Facilities
Genesis Healthcare System,
Series 2000, LOC: National City Bank 0.290% 12/01/20 (09/07/09) (a)(b)	11,515,000	11,515,000
OH Portage County Port Authority
BF Properties LP,
Series 2008, AMT, LOC: National City Bank 0.560% 02/01/29 (09/07/09) (a)(b)	7,080,000	7,080,000
OH Rickenbacker Port Authority
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 01/01/18 (09/07/09) (a)(b)	4,480,000	4,480,000
OH Solid Waste Revenue
BP Exploration & Oil, Inc.,
Series 1998, AMT, 0.130% 02/01/33 (09/01/09) (b)(c)	7,000,000	7,000,000
BP PLC,
Series 2001 B, AMT, 0.130% 08/01/34 (09/01/09) (b)(c)	6,800,000	6,800,000

See Accompanying Notes to Financial Statements.

19

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
OH University of Ohio
0.330% 09/08/09	20,000,000	20,000,000
Ohio Total		181,125,000
Oklahoma – 0.2%
OK City Water Utilities
Series 2009,
0.400% 09/15/09	12,700,000	12,700,000
OK Claremore Industrial & Redevelopment Authority
Whirlwind Steel Buildings,
Series 2001, AMT, LOC: Chase Manhattan Bank 1.420% 09/01/16 (09/07/09) (a)(b)	1,155,000	1,155,000
Oklahoma Total		13,855,000
Oregon – 0.4%
OR Economic Development
KRC Western, Inc.,
Series 1997 178, AMT, LOC: JPMorgan Chase Bank 0.580% 01/01/17 (09/07/09) (a)(b)	7,650,000	7,650,000
LD McFarland Cascade Co., Ltd.,
Series 1996 175, AMT, LOC: U.S. Bank N.A. 0.620% 11/01/16 (09/07/09) (a)(b)	3,490,000	3,490,000
Oregon Metal Slitters, Inc.,
Series 1997 181, AMT, LOC: U.S. Bank N.A. 0.500% 04/01/24 (09/07/09) (a)(b)	4,515,000	4,515,000
OR Housing & Community Services Department
Series 2009, AMT,
LIQ FAC: Morgan Stanley 0.390% 07/01/42 (09/07/09) (a)(b)(e)	7,500,000	7,500,000
OR Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.670% 12/01/53 (09/07/09) (a)(b)	6,880,000	6,880,000

	Par ($)	Value ($)
OR Yamhill County Hospital Authority
Friendsview Manor,
Series 2007, LOC: U.S. Bank N.A. 0.180% 12/01/34 (09/01/09) (a)(b)	7,000,000	7,000,000
Oregon Total		37,035,000
Pennsylvania – 3.3%
PA Berks County Municipal Authority
Reading Hospital,
Series 2009 A5, 0.660% 05/01/32 (09/07/09) (b)(c)	5,950,000	5,950,000
PA Crawford County Industrial Development Authority
Acutec Precision Machine, Inc.,
Series 2007, AMT, LOC: National City Bank 0.560% 02/01/16 (09/07/09) (a)(b)	3,225,000	3,225,000
PA Economic Development Financing Authority
Meadville Medical Center,
Series 2006, LOC: National City Bank 0.290% 06/01/21 (09/07/09) (a)(b)	8,660,000	8,660,000
PPL Energy Supply, LLC,
Series 2009, LOC: Wachovia Bank N.A. 0.900% 12/10/09 (a)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
Carnegie Mellon University:
Series 1995 A, SPA: Morgan Guaranty Trust 0.180% 11/01/25 (09/01/09) (a)(b)	29,900,000	29,900,000
Series 1995 B, SPA: Morgan Guaranty Trust 0.180% 11/01/27 (09/01/09) (a)(b)	28,100,000	28,100,000
Washington Jefferson,
Series 1999, LOC: National City Bank of Pennsylvania 0.290% 11/01/29 (09/07/09) (a)(b)	9,300,000	9,300,000

See Accompanying Notes to Financial Statements.

20

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Housing Finance Agency
Series 2004 84-C, AMT,
SPA: Dexia Credit Local 0.370% 04/01/18 (09/07/09) (a)(b)	9,185,000	9,185,000
Series 2004 84-D, AMT,
SPA: Dexia Credit Local 0.370% 10/01/34 (09/07/09) (a)(b)	30,000,000	30,000,000
Series 2004, AMT,
SPA: Wachovia Bank N.A. 0.330% 10/01/35 (09/07/09) (a)(b)	4,950,000	4,950,000
Series 2006 94-B, AMT,
SPA: Dexia Credit Local 0.370% 04/01/27 (09/07/09) (a)(b)	10,000,000	10,000,000
Single Family Mortgage,
Series 2004 86B, SPA: Wachovia Bank N.A. 0.330% 04/01/35 (09/07/09) (a)(b)	17,160,000	17,160,000
PA Lackawanna County Industrial Development Authority
Herff Jones, Inc.,
Series 2001, AMT, LOC: National City Bank 0.560% 06/01/26 (09/07/09) (a)(b)	4,200,000	4,200,000
PA Lawrence County Industrial Development Authority
Series 2004, AMT,
LOC: National City Bank of Pennsylvania 0.660% 12/01/15 (09/07/09) (a)(b)	2,100,000	2,100,000
PA Lebanon County Health Facilities Authority
United Church of Christ,
Series 1999, LOC: Wachovia Bank N.A. 0.280% 04/01/24 (09/07/09) (a)(b)	10,950,000	10,950,000
PA Luzerne County Industrial Development Authority
Series 2008, AMT,
GTY AGMT: Goldman Sachs 0.360% 09/30/42 (09/07/09) (a)(b)	18,495,000	18,495,000

	Par ($)	Value ($)
PA Philadelphia Hospitals & Higher Education Facilities Authority
Children's Hospital of Philadelphia,
Series 2008 A, SPA: Wachovia Bank N.A. 0.120% 07/01/31 (09/01/09) (a)(b)	34,075,000	34,075,000
PA Turnpike Commission
Series 2008 A-3,
SPA:JPMorgan Chase Bank 0.260% 12/01/22 (09/07/09) (a)(b)	47,785,000	47,785,000
PA Washington County Industrial Development Authority
Pennatronics Corp.,
Series 2001, AMT, LOC: National City Bank 0.560% 11/01/20 (09/07/09) (a)(b)	4,810,000	4,810,000
Pennsylvania Total		282,845,000
Puerto Rico – 0.3%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008,
GTY AGMT: Citibank N.A. 0.560% 12/01/09 (09/07/09) (a)(b)	28,670,000	28,670,000
Puerto Rico Total		28,670,000
Rhode Island – 0.1%
RI Housing & Mortgage Finance Corp.
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services 0.550% 10/01/36 (09/07/09) (a)(b)(d)	4,920,000	4,920,000
Rhode Island Total		4,920,000
South Carolina – 1.0%
SC Berkeley County Exempt Facility
Amoco Corp.,
Series 1997, AMT, 0.120% 04/01/27 (09/01/09) (b)(c)	19,050,000	19,050,000
BP PLC,
Series 2003, AMT, 0.120% 05/01/38 (09/01/09) (b)(c)	10,600,000	10,600,000

See Accompanying Notes to Financial Statements.

21

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
SC Housing Finance & Development Authority
Series 2008 C, AMT,
GIC: Depfa Bank PLC 1.900% 09/18/09	22,000,000	22,000,000
SC Jobs Economic Development Authority
1350 Shiloh Properties,
Series 2007, AMT, LOC: National City Bank 0.560% 09/01/27 (09/07/09) (a)(b)	6,660,000	6,660,000
Anmed Health,
Series 2009-A, LOC:Branch Banking & Trust 0.210% 02/01/35 (09/07/09) (a)(b)	4,300,000	4,300,000
Mancor Industries, Inc.,
Series 1999, AMT, LOC: PNC Bank N.A. 0.840% 05/01/14 (09/07/09) (a)(b)	445,000	445,000
Quoize, Inc.,
Series 1996, AMT, 0.430% 05/01/16 (09/07/09) (b)(c)	2,875,000	2,875,000
Sargent Metal Fabricators,
Series 2002, AMT, LOC: Branch Banking & Trust 0.530% 11/01/22 (09/07/09) (a)(b)	3,105,000	3,105,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.670% 03/01/49 (09/07/09) (a)(b)	12,775,000	12,775,000
South Carolina Total		81,810,000
Tennessee – 0.9%
TN Blount County Public Building Authority
Series 2008 E-1-A,
LOC: Branch Banking & Trust 0.330% 06/01/37 (09/07/09) (a)(b)	5,500,000	5,500,000
TN Nashville & Davidson Metropolitan Government
0.450% 11/05/09	30,000,000	30,000,000
TN School Board
0.400% 10/15/09	11,165,000	11,165,000

	Par ($)	Value ($)
TN Sevier County Public Building Authority
Series 2008, AMT,
LOC: Branch Banking & Trust 0.420% 06/01/28 (09/07/09) (a)(b)	27,805,000	27,805,000
TN Shelby County Health Educational & Housing Facilities Board
Courtyard Apartments, Inc.,
Series 1997 A, AMT, LOC: National City Bank 0.390% 07/01/22 (09/07/09) (a)(b)	5,000,000	5,000,000
Tennessee Total		79,470,000
Texas – 10.9%
TX Bexar County Housing Finance Corp.
Multi-Family Housing,
Series 2007, AMT, GTY AGMT: Citigroup Financial Products: 1.340% 10/01/17 (09/07/09) (a)(b)	10,580,000	10,580,000
1.340% 01/01/27 (09/07/09) (a)(b)	9,840,000	9,840,000
TX Capital Industrial Development Corp. Solid Waste Disposal
Texas Disposal Systems, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 0.420% 05/01/16 (09/07/09) (a)(b)	9,430,000	9,430,000
TX Dallas Fort Worth International Airport Facilities Improvement Corp.
United Parcel Service Inc.,
Series 2002, AMT, 0.160% 05/01/32 (09/01/09) (b)(c)	10,000,000	10,000,000
TX Dallas Housing Finance Corp.
Multi-Family Housing,
Series 2007, AMT, GTY AGMT: Citigroup Financial Products: 1.340% 02/01/19 (09/07/09) (a)(b)	10,970,000	10,970,000
1.340% 09/01/19 (09/07/09) (a)(b)	14,850,000	14,850,000

See Accompanying Notes to Financial Statements.

22

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Department of Housing & Community Affairs
Lancaster Apartments LP,
Series 2007, AMT, LIQ FAC: FNMA 0.360% 07/15/40 (09/07/09) (a)(b)	14,250,000	14,250,000
WOV Apartments LP,
Series 2008, AMT, LIQ FAC: FHLMC 0.360% 07/01/41 (09/07/09) (a)(b)	13,125,000	13,125,000
TX East Housing Finance Corp.
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 11/01/18 (09/07/09) (a)(b)	12,195,000	12,195,000
TX Gulf Coast Industrial Development Authority
CITGO Petroleum Corp.,
Series 2001, AMT, LOC: Bank of New York 0.150% 03/01/31 (09/01/09) (a)(b)	21,700,000	21,700,000
TX Gulf Coast Waste Disposal Authority
Amoco Corp.,
Series 1997, AMT, 0.120% 01/01/26 (09/01/09) (b)(c)	25,000,000	25,000,000
Amoco Oil Co.:
Series 1995, AMT, 0.120% 07/01/27 (09/01/09) (b)(c)	48,700,000	48,700,000
Series 1996, AMT, 0.120% 05/01/24 (09/01/09) (b)(c)	16,000,000	16,000,000
BP Amoco Chemical Co.,
Series 2003 B, AMT, GTY AGMT: BP PLC 0.120% 09/01/38 (09/01/09) (a)(b)	15,600,000	15,600,000
BP PLC,
Series 2003, AMT, 0.120% 07/01/34 (09/01/09) (b)(c)	25,000,000	25,000,000
Exxon Mobil Corp.
Series 2001 A, AMT, 0.120% 06/01/30 (09/01/09) (b)(c)	25,000,000	25,000,000

	Par ($)	Value ($)
TX Harris County Health Facilities Development Corp.
Blood Center Gulf Coast Regional,
Series 1992, LOC: JPMorgan Chase Bank 0.820% 04/01/17 (09/07/09) (a)(b)	1,850,000	1,850,000
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates,
Series 1998, AMT, LIQ FAC: FNMA 0.480% 06/01/30 (09/07/09) (a)(b)	10,920,000	10,920,000
Series 2007, AMT:
GTY AGMT: Citigroup Financial Products: 1.340% 12/01/18 (09/07/09) (a)(b)	7,045,000	7,045,000
1.340% 02/01/19 (09/07/09) (a)(b)	9,920,000	9,920,000
1.340% 11/01/34 (09/07/09) (a)(b)	14,850,000	14,850,000
LIQ FAC: Citigroup Financial Products 1.340% 11/01/18 (09/07/09) (a)(b)	5,745,000	5,745,000
TX Harris County Industrial Development Corp.
Exxon Mobil Corp.,
Series 1997, AMT, 0.120% 04/01/32 (09/01/09) (b)(c)	25,000,000	25,000,000
TX Harris County
Series 2009 B,
2.000% 08/15/21 (08/12/10) (b)(c)	15,900,000	16,127,558
Series 2009:
0.300% 10/07/09	10,000,000	10,000,000
1.500% 02/25/10	25,000,000	25,135,221
TX Houston Housing Financial Corp.
HFI Regency Park Apartments LP,
Series 2007, AMT, LIQ FAC: FNMA 0.360% 05/15/41 (09/07/09) (a)(b)	14,000,000	14,000,000
Mayfair Park Apartments LP,
Series 2004, AMT, LIQ FAC: FNMA 0.370% 04/15/37 (09/07/09) (a)(b)	3,500,000	3,500,000
TX Houston
Series 2009,
0.300% 09/15/09	25,000,000	25,000,000

See Accompanying Notes to Financial Statements.

23

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Kilgore Economic Development Corp.
Cleveland Steel Container,
Series 2007, AMT, LOC: National City Bank 0.560% 12/01/23 (09/07/09) (a)(b)	5,510,000	5,510,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures,
Series 2001 B, AMT, 0.120% 12/01/39 (09/01/09) (b)(c)	32,780,000	32,780,000
TX Lubbock Health Facilities Development Corp.
St. Joseph's Health System,
Series 2008 B, LOC: Wachovia Bank N.A. 0.190% 07/01/23 (09/01/09) (a)(b)	29,645,000	29,645,000
TX Mansfield Industrial Development Corp.
Aces - Pier 1 - Imports - Tex, Inc.,
Series 1986, AMT, LOC: JPMorgan Chase Bank 0.360% 11/01/26 (09/07/09) (a)(b)	5,100,000	5,100,000
TX Panhandle Regional Housing Finance Agency
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products: 1.340% 09/01/17 (09/07/09) (a)(b)	6,200,000	6,200,000
1.340% 07/01/18 (09/07/09) (a)(b)	5,445,000	5,445,000
TX Port Corpus Christi Industrial Development Corp.
CITGO Petroleum Corp.:
Series 1998, AMT, LOC: JPMorgan Chase Bank 0.150% 08/01/28 (09/01/09) (a)(b)	9,200,000	9,200,000
Series 2006 C, AMT, LOC: JPMorgan Chase Bank 0.150% 10/01/36 (09/01/09) (a)(b)	3,600,000	3,600,000
TX Puttable Floating Option Tax-Exempt Receipts
Costa Mirada Ltd.,
Series 2008, AMT, GTY AGMT: FHLMC 0.670% 10/01/50 (09/07/09) (a)(b)	11,405,000	11,405,000

	Par ($)	Value ($)
Series 2008, AMT,
GTY AGMT: FHLMC: 0.670% 06/01/30 (09/07/09) (a)(b)	4,810,000	4,810,000
0.670% 07/01/44 (09/07/09) (a)(b)	9,950,000	9,950,000
0.670% 03/01/46 (09/07/09) (a)(b)	14,140,000	14,140,000
0.670% 09/01/46 (09/07/09) (a)(b)	12,135,000	12,135,000
0.670% 09/01/47 (09/07/09) (a)(b)	12,085,000	12,085,000
0.670% 12/01/47 (09/07/09) (a)(b)	11,625,000	11,625,000
0.670% 11/01/49 (09/07/09) (a)(b)	14,510,000	14,510,000
0.670% 05/01/50 (09/07/09) (a)(b)	13,875,000	13,875,000
TX RBC Municipal Products, Inc. Trust
Series 2008, AMT,
LOC: Royal Bank of Canada 0.470% 12/01/27 (09/07/09) (a)(b)	58,945,000	58,945,000
TX Red River
Hockaday School,
Series 2000, Pre-refunded 05/15/10, 5.750% 05/15/30 (05/15/10) (b)	10,570,000	10,954,172
TX Southeast Housing Finance Corp.
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 1.340% 06/01/19 (09/07/09) (a)(b)	13,510,000	13,510,000
TX State
Series 2004 A, AMT,
SPA: State Street Bank & Trust Co. 0.350% 12/01/34 (09/07/09) (a)(b)	39,845,000	39,845,000
Series 2004 II-B, AMT,
SPA: Sumitomo Mitsui Banking 0.400% 12/01/34 (09/07/09) (a)(b)	10,725,000	10,725,000
Series 2006, AMT,
SPA: State Street Bank & Trust Co.: 0.360% 02/01/12 (09/03/09) (a)(b)	18,430,000	18,430,000
0.360% 02/01/13 (09/03/09) (a)(b)	35,460,000	35,460,000

See Accompanying Notes to Financial Statements.

24

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
0.360% 08/01/14 (09/03/09) (a)(b)	6,495,000	6,495,000
0.360% 08/01/16 (09/03/09) (a)(b)	6,770,000	6,770,000
0.360% 08/01/17 (09/03/09) (a)(b)	4,850,000	4,850,000
Series 2007 A, AMT,
SPA: State Street Bank & Trust Co. 0.350% 06/01/37 (09/07/09) (a)(b)	15,605,000	15,605,000
Series 2009,
LIQ FAC: Morgan Stanley 0.410% 12/01/22 (09/07/09) (a)(b)(e)	9,780,000	9,780,000
TX Tarrant County Cultural Education Facilities Finance Corp.
Methodist Hospitals of Dallas,
Series 2008 A, LOC: JPMorgan Chase 0.140% 10/01/41 (09/01/09) (a)(b)	7,600,000	7,600,000
Texas Health Resources,
Series 2008 C, SPA: JPMorgan Chase Bank 0.150% 11/15/33 (09/01/09) (a)(b)	8,930,000	8,930,000
TX Texas A&M Board of Regents
0.350% 10/15/09	8,700,000	8,700,000
TX Travis County Housing Finance Corp.
Multi-Family Housing,
Rosemont at Old Manor Apartments, Series 2004, AMT, LIQ FAC: FNMA 0.400% 08/15/37 (09/07/09) (a)(b)	4,900,000	4,900,000
TX University of Texas
Series 2009:
0.350% 12/08/09	10,000,000	10,000,000
0.400% 12/09/09	10,205,000	10,205,000
Texas Total		935,051,951
Utah – 1.3%
UT Board of Regents
Series 2008 A, AMT,
LOC: Wells Fargo Bank N.A. 0.430% 11/01/48 (09/07/09) (a)(b)	40,000,000	40,000,000

	Par ($)	Value ($)
UT Housing Corp.
Multi-Family Housing,
BP-UT 2 LLC, Series 2004 A, AMT, LOC: Citibank N.A. 0.360% 07/01/35 (09/07/09) (a)(b)	9,000,000	9,000,000
Single Family Mortgage,
Series 2008 D-1, AMT, LIQ FAC: Wells Fargo Bank N.A. 0.400% 07/01/39 (09/02/09) (a)(b)	12,250,000	12,250,000
Series 2008 B1-Cl, AMT, SPA: Wells Fargo Bank N.A. 0.400% 07/01/39 (09/07/09) (a)(b)	12,950,000	12,950,000
UT Housing Finance Agency
Single Family Mortgage,
Series 2001 B, AMT, LIQ FAC: FHLB 0.400% 07/01/32 (09/07/09) (a)(b)	10,505,000	10,505,000
UT Intermountain Power Agency
0.350% 10/07/09	6,300,000	6,300,000
0.400% 09/10/09	14,800,000	14,800,000
UT Salt Lake City Industrial Development
Spring Air Mountain West,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.550% 07/01/23 (09/07/09) (a)(b)	2,245,000	2,245,000
UT Tooele City Industrial Development
Encon Utah LLC,
Series 2002 A, AMT, LOC: U.S. Bank N.A. 0.620% 10/01/22 (09/07/09) (a)(b)	3,100,000	3,100,000
Utah Total		111,150,000
Virginia – 0.8%
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp.,
Series 2005, AMT, LOC: Wachovia Bank N.A. 0.430% 12/01/14 (09/07/09) (a)(b)	8,855,000	8,855,000

See Accompanying Notes to Financial Statements.

25

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 0.530% 09/01/26 (09/07/09) (a)(b)	1,900,000	1,900,000
VA Fairfax County Redevelopment & Housing Authority
Multi-Family Housing,
Series 2007 67G, AMT, GTY AGMT: Goldman Sachs 0.370% 06/01/42 (09/07/09) (a)(b)	27,395,107	27,395,107
VA Norfolk Economic Development Authority
Sentara Healthcare,
Series 2009, 0.700% 11/01/34 (02/03/10) (b)(c)	13,890,000	13,890,000
VA Portsmouth Redevelopment & Housing Authority
Multi-Family Housing,
Series 2006, AMT, GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.650% 03/01/50 (09/07/09) (a)(b)(d)	3,430,000	3,430,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC 0.670% 05/01/40 (09/07/09) (a)(b)	6,600,000	6,600,000
VA Small Business Financing Authority
Bleachtech LLC,
Series 2007, AMT, LOC: National City Bank 0.560% 09/01/22 (09/07/09) (a)(b)	10,000,000	10,000,000
Virginia Total		72,070,107
Washington – 2.7%
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.430% 08/01/26 (09/07/09) (a)(b)	3,150,000	3,150,000

	Par ($)	Value ($)
WA Housing Finance Commission
Multi-Family Housing:
Inglebrook Court, Series 1995, AMT, LIQ FAC: FHLMC 0.370% 07/01/25 (09/07/09) (a)(b)	8,300,000	8,300,000
Mountain West Investment Corp., Series 2001, AMT, LIQ FAC: FNMA 0.370% 09/01/34 (09/07/09) (a)(b)	6,285,000	6,285,000
Pacific Inn Apartments, Series 1996 A, AMT, LOC: U.S. Bank N.A. 0.620% 05/01/28 (09/07/09) (a)(b)	1,350,000	1,350,000
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.400% 07/01/36 (09/01/09) (a)(b)	2,495,000	2,495,000
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 1.340% 10/01/33 (09/07/09) (a)(b)	7,395,000	7,395,000
Sisters of Providence, Series 1995, AMT, LOC: U.S. Bank N.A. 0.620% 12/01/15 (09/07/09) (a)(b)	1,325,000	1,325,000
The Seasons I LLC, Series 2006, AMT, LIQ FAC: FNMA 0.420% 12/15/40 (09/07/09) (a)(b)	14,700,000	14,700,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products: 1.140% 08/02/35 (09/07/09) (a)(b)	44,695,000	44,695,000
1.280% 04/05/35 (09/07/09) (a)(b)	26,730,000	26,730,000
1.330% 01/01/32 (09/07/09) (a)(b)	5,455,000	5,455,000
Series 2008,
GTY AGMT: Citigroup Financial Products 1.240% 11/01/28 (09/07/09) (a)(b)	18,810,000	18,810,000

See Accompanying Notes to Financial Statements.

26

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
WA Pierce County Economic Development
McFarland Cascade,
Series 1996, AMT, LOC: U.S. Bank N.A. 0.620% 12/01/17 (09/07/09) (a)(b)	3,755,000	3,755,000
WA Port of Bellingham Industrial Development Corp.
BP PLC,
Series 2007, AMT, 0.120% 07/01/41 (09/01/09) (b)(c)	9,200,000	9,200,000
BP West Coast Products LLC:
Series 2001, AMT, GTY AGMT: BP PLC 0.120% 12/01/33 (09/01/09) (a)(b)	15,300,000	15,300,000
Series 2002, AMT, 0.120% 12/01/33 (09/01/09) (b)(c)	18,200,000	18,200,000
Series 2006, AMT, 0.120% 07/01/40 (09/01/09) (b)(c)	21,000,000	21,000,000
WA Port of Seattle
Series 2009, AMT,
LIQ FAC: Morgan Stanley 0.390% 04/01/24 (09/07/09) (a)(b)(e)	19,770,000	19,770,000
Washington Total		227,915,000
West Virginia – 0.9%
WV Beckley
Beckley Water Co.,
Series 2003, AMT, LOC: Bank One West Virginia 0.420% 10/01/16 (09/07/09) (a)(b)	5,955,000	5,955,000
WV Economic Development Authority
Appalachian Power Co.,
Series 2008 B, AMT, LOC: JPMorgan Chase Bank 0.420% 02/01/36 (09/07/09) (a)(b)	10,000,000	10,000,000
WV Hospital Finance Authority
West Virginia University Hospital,
Series 2008 B, LOC: JPMorgan Chase Bank 0.180% 06/01/41 (09/01/09) (a)(b)	19,515,000	19,515,000

	Par ($)	Value ($)
WV Putnam County Solid Waste Disposal
Toyota Motor Credit Corp.,
Series 1998 A, AMT, 0.340% 06/01/28 (09/07/09) (b)(c)	40,000,000	40,000,000
West Virginia Total		75,470,000
Wisconsin – 3.4%
WI Housing & Economic Development Authority
Series 2003 A, AMT,
SPA: FHLB 0.360% 09/01/33 (09/07/09) (a)(b)	10,920,000	10,920,000
Series 2005 D, AMT,
SPA: BNP Paribas 0.400% 09/01/36 (09/07/09) (a)(b)	81,030,000	81,030,000
Series 2007 C, AMT,
SPA: Fortis Bank SA/NV: 0.300% 09/01/23 (09/07/09) (a)(b)	8,500,000	8,500,000
0.300% 09/01/35 (09/07/09) (a)(b)	10,000,000	10,000,000
Series 2008 A, AMT,
LIQ FAC: JPMorgan Chase Bank 0.420% 09/01/38 (09/07/09) (a)(b)	86,060,000	86,060,000
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 0.520% 03/01/12 (09/07/09) (a)(b)	5,265,000	5,265,000
WI Menomonee Falls Industrial Development
Jema LLC,
Series 1994, AMT, LOC: Bank One Milwaukee N.A. 1.420% 09/01/14 (09/07/09) (a)(b)	1,915,000	1,915,000
WI Milwaukee
Series 2008,
3.000% 09/03/09	50,000,000	50,003,747
Series 2009,
2.000% 06/30/10 (f)	25,000,000	25,301,750
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT, LIQ FAC: FNMA 0.410% 12/01/44 (09/07/09) (a)(b)	4,430,000	4,430,000

See Accompanying Notes to Financial Statements.

27

Columbia Municipal Reserves

August 31, 2009

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Oconto Industrial Development
Unlimited Services of Wisconsin,
Series 2000, AMT, LOC: U.S. Bank N.A. 0.720% 11/01/12 (09/07/09) (a)(b)	700,000	700,000
WI Park Falls Industrial Development
Shield Brothers, Inc.,
Series 2000, AMT, LOC: Bank One Wisconsin 0.520% 08/01/20 (09/07/09) (a)(b)	600,000	600,000
WI Pewaukee Industrial Development
Mixer Systems, Inc.,
Series 2000, AMT, LOC: JPMorgan Chase Bank 1.420% 09/01/20 (09/07/09) (a)(b)	1,525,000	1,525,000
WI Saukville Village Community Industrial Development Authority
Calibre, Inc.,
Series 2004, AMT, LOC: Harris N.A. 0.600% 09/01/29 (09/07/09) (a)(b)	1,250,000	1,250,000
WI Sheboygan Industrial Development
SBCO Foods of Wisconsin,
Series 2002, AMT, LOC: Bank One N.A. 1.420% 08/01/12 (09/07/09) (a)(b)	1,270,000	1,270,000
Wisconsin Total		288,770,497
Wyoming – 1.3%
WY Lincoln County Pollution Control
Exxon Capital Ventures,
Series 1987 C, AMT, 0.120% 07/01/17 (09/01/09) (b)(c)	16,005,000	16,005,000
WY Student Loan Corp.
Series 2008 A1, AMT,
LOC: Royal Bank of Canada 0.360% 06/01/35 (09/07/09) (a)(b)	60,000,000	60,000,000

	Par ($)	Value ($)
WY Sublette County Pollution Control
Exxon Mobil Corp.,
Series 1984, 0.090% 11/01/14 (09/01/09) (b)(c)	35,800,000	35,800,000
Wyoming Total		111,805,000
Total Municipal Bonds (cost of $8,017,346,195)		8,017,346,195
Short-Term Obligations – 6.2%
Variable Rate Demand Notes – 6.2%
Federal Home Loan Mortgage Corp.
0.390% 09/15/50 (09/07/09) (b)(g)	262,129,000	262,129,000
0.440% 06/15/36 (09/07/09) (b)(g)	34,270,000	34,270,000
FHLMC Multi-Family VRD Certificates
0.440% 05/15/46 (09/07/09) (b)(c)	46,330,000	46,330,000
0.540% 11/15/34 (09/07/09) (b)(c)	10,681,281	10,681,281
0.540% 02/15/35 (09/07/09) (b)(c)	10,370,922	10,370,922
0.540% 08/15/45 (09/07/09) (b)(c)	117,601,412	117,601,412
0.540% 01/15/47 (09/07/09) (b)(c)	38,769,513	38,769,513
Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: Dexia Credit Local 1.500% 07/01/22 (09/07/09) (a)(b)	11,530,000	11,530,000
Variable Rate Demand Notes Total		531,682,128
Total Short-Term Obligations (cost of $531,682,128)		531,682,128
Total Investments – 100.1% (cost of $8,549,028,323)(h)		8,549,028,323
Other Assets & Liabilities, Net – (0.1)%		(6,564,196)
Net Assets – 100.0%		8,542,464,127

See Accompanying Notes to Financial Statements.

28

Columbia Municipal Reserves

August 31, 2009

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(d)  Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid, amounted to $83,985,000, which represents 1.0% of net assets.

(f)  Security purchased on a delayed delivery basis.

(g)  The rate shown represents the discount rate at the date of purchase.

(h)  Cost for federal income tax purposes is $8,549,028,323.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of August 31, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GIC	Guaranteed Investment Contract

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

29

Statement of Assets and Liabilities – Columbia Municipal Reserves
August 31, 2009

		($)
Assets	Investments, at amortized cost approximating value	8,549,028,323
	Cash	10,865,124
	Receivable for:
	Investments sold	32,926,113
	Fund shares sold	55,631
	Interest	15,993,823
	Expense reimbursement due from investment advisor	47,655
	Trustees' deferred compensation plan	9,166
	Prepaid expenses	140,897
	Other assets	40,212
	Total Assets	8,609,106,944
Liabilities	Payable for:
	Investments purchased	38,711,789
	Investments purchased on a delayed delivery basis	25,301,750
	Fund shares repurchased	50,696
	Distributions	370,238
	Investment advisory fee	1,032,666
	Administration fee	263,711
	Pricing and bookkeeping fees	52,281
	Transfer agent fee	10,648
	Trustees' fees	53,330
	Custody fee	19,137
	Distribution and service fees	570,495
	Shareholder administration fee	75,623
	Chief compliance officer expenses	932
	Trustees' deferred compensation plan	9,166
	Other liabilities	120,355
	Total Liabilities	66,642,817
	Net Assets	8,542,464,127
Net Assets Consist of	Paid-in capital	8,541,690,082
	Undistributed net investment income	1,204,309
	Accumulated net realized loss	(430,264)
	Net Assets	8,542,464,127

See Accompanying Notes to Financial Statements.

30

Statement of Assets and Liabilities (continued) – Columbia Municipal Reserves
August 31, 2009

Capital Class Shares	Net assets	$4,655,879,816
	Shares outstanding	4,655,488,882
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$456,690,987
	Shares outstanding	456,650,677
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$167,085,017
	Shares outstanding	167,070,246
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$701,878,967
	Shares outstanding	701,814,681
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$53,817,729
	Shares outstanding	53,812,960
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,347,281,248
	Shares outstanding	1,347,164,450
	Net asset value per share	$1.00
Class Z Shares	Net assets	$36,379,988
	Shares outstanding	36,376,851
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,123,450,375
	Shares outstanding	1,123,357,047
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

31

Statement of Operations – Columbia Municipal Reserves
For the Year Ended August 31, 2009

		($)
Investment Income	Interest	115,529,610
Expenses	Investment advisory fee	11,911,553
	Administration fee	7,128,228
	Distribution fee:
	Investor Class Shares	60,093
	Daily Class Shares	6,578,836
	Service fee:
	Liquidity Class Shares	391,454
	Adviser Class Shares	2,341,643
	Investor Class Shares	150,232
	Daily Class Shares	4,699,169
	Shareholder administration fee:
	Trust Class Shares	589,018
	Institutional Class Shares	421,562
	Pricing and bookkeeping fees	311,131
	Transfer agent fee	70,808
	Trustees' fees	20,519
	Custody fee	115,739
	Chief compliance officer expenses	3,908
	Treasury temporary guarantee program fee	2,720,094
	Other expenses	560,394
	Total Expenses	38,074,381
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,190,592)
	Fees waived by distributor:
	Investor Class Shares	(1,953)
	Daily Class Shares	(880,842)
	Fees waived by shareholder service provider—Liquidity Class Shares	(156,582)
	Expense reductions	(50,198)
	Net Expenses	32,794,214
	Net Investment Income	82,735,396
	Net realized loss on investments	(430,264)
	Net Increase Resulting from Operations	82,305,132

See Accompanying Notes to Financial Statements.

32

Statement of Changes in Net Assets – Columbia Municipal Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	82,735,396	199,317,299
	Net realized gain (loss) on investments	(430,264)	993,312
	Net increase resulting from operations	82,305,132	200,310,611
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(37,142,706)	(91,117,413)
	Trust Class Shares	(6,423,908)	(12,696,605)
	Liquidity Class Shares	(1,743,802)	(5,916,332)
	Adviser Class Shares	(9,923,947)	(23,370,353)
	Investor Class Shares	(531,625)	(1,297,811)
	Daily Class Shares	(14,726,659)	(36,898,673)
	Class Z Shares	(457,539)	(1,008,724)
	Institutional Class Shares	(11,785,210)	(27,047,627)
	Total distributions to shareholders	(82,735,396)	(199,353,538)
	Net Capital Stock Transactions	727,710,867	(974,202,632)
	Total increase (decrease) in net assets	727,280,603	(973,245,559)
Net Assets	Beginning of period	7,815,183,524	8,788,429,083
	End of period	8,542,464,127	7,815,183,524
	Undistributed net investment income at end of period	1,204,309	1,204,309

See Accompanying Notes to Financial Statements.

33

Statement of Changes in Net Assets (continued) – Columbia Municipal Reserves

	Capital Stock Activity
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	13,659,410,029	13,659,410,029	23,885,169,590	23,885,169,590
Distributions reinvested	27,231,130	27,231,130	58,864,351	58,864,351
Redemptions	(12,237,799,934)	(12,237,799,934)	(25,188,647,285)	(25,188,647,285)
Net increase (decrease)	1,448,841,225	1,448,841,225	(1,244,613,344)	(1,244,613,344)
Trust Class Shares
Subscriptions	839,745,102	839,745,102	1,080,104,590	1,080,104,590
Distributions reinvested	178,522	178,522	91,767	91,767
Redemptions	(808,836,827)	(808,836,827)	(1,073,836,707)	(1,073,836,707)
Net increase	31,086,797	31,086,797	6,359,650	6,359,650
Liquidity Class Shares
Subscriptions	704,912,009	704,912,009	1,283,182,115	1,283,182,115
Distributions reinvested	1,727,125	1,727,125	3,185,723	3,185,723
Redemptions	(697,265,277)	(697,265,277)	(1,437,135,130)	(1,437,135,130)
Net increase (decrease)	9,373,857	9,373,857	(150,767,292)	(150,767,292)
Adviser Class Shares
Subscriptions	1,873,170,447	1,873,170,447	3,104,411,742	3,104,411,742
Distributions reinvested	6,380,783	6,380,783	11,621,426	11,621,426
Redemptions	(2,135,295,605)	(2,135,295,605)	(3,071,300,180)	(3,071,300,180)
Net increase (decrease)	(255,744,375)	(255,744,375)	44,732,988	44,732,988
Investor Class Shares
Subscriptions	119,154,411	119,154,411	92,894,855	92,894,855
Distributions reinvested	530,723	530,723	1,290,284	1,290,284
Redemptions	(120,695,772)	(120,695,772)	(85,432,351)	(85,432,351)
Net increase (decrease)	(1,010,638)	(1,010,638)	8,752,788	8,752,788
Daily Class Shares
Subscriptions	1,804,097,627	1,804,097,627	2,509,757,362	2,509,757,362
Distributions reinvested	14,726,659	14,726,659	36,890,262	36,890,262
Redemptions	(2,461,461,329)	(2,461,461,329)	(2,119,334,891)	(2,119,334,891)
Net increase (decrease)	(642,637,043)	(642,637,043)	427,312,733	427,312,733
Class Z Shares
Subscriptions	17,777,361	17,777,361	14,023,603	14,023,603
Distributions reinvested	430,922	430,922	951,364	951,364
Redemptions	(18,158,642)	(18,158,642)	(18,524,858)	(18,524,858)
Net increase (decrease)	49,641	49,641	(3,549,891)	(3,549,891)
Institutional Class Shares
Subscriptions	3,288,080,836	3,288,080,836	6,585,133,559	6,585,133,559
Distributions reinvested	11,519,175	11,519,175	26,335,840	26,335,840
Redemptions	(3,161,848,608)	(3,161,848,608)	(6,673,899,663)	(6,673,899,663)
Net increase (decrease)	137,751,403	137,751,403	(62,430,264)	(62,430,264)

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0125		0.0266		0.0351		0.0143		0.0256		0.0128
Less Distributions to Shareholders:
From net investment income	(0.0125)		(0.0266)		(0.0351)		(0.0143)		(0.0256)		(0.0128)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.26%		2.70%		3.56%		1.44	%(d)	2.59%		1.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.23	%(e)	0.20	%(e)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%
Waiver/Reimbursement	0.05%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	1.15	%(e)	2.72	%(e)	3.52	%(e)	3.43	%(e)(f)	2.60	%(e)	1.33%
Net assets, end of period (000s)	$4,655,880		$3,207,123		$4,451,392		$5,245,065		$3,537,820		$3,338,133

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0115		0.0256		0.0341		0.0139		0.0246		0.0118
Less Distributions to Shareholders:
From net investment income	(0.0115)		(0.0256)		(0.0341)		(0.0139)		(0.0246)		(0.0118)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.15%		2.59%		3.46%		1.40	%(d)	2.49%		1.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.33	%(e)	0.30	%(e)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%
Waiver/Reimbursement	0.05%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	1.09	%(e)	2.55	%(e)	3.40	%(e)	3.31	%(e)(f)	2.49	%(e)	1.16%
Net assets, end of period (000s)	$456,691		$425,627		$419,275		$551,810		$520,422		$407,159

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia Municipal Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0110		0.0251		0.0336		0.0137		0.0241		0.0113
Less Distributions to Shareholders:
From net investment income	(0.0110)		(0.0251)		(0.0336)		(0.0137)		(0.0241)		(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.10%		2.54%		3.41%		1.38	%(d)	2.43%		1.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.38	%(e)	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%
Waiver/Reimbursement	0.15%		0.15%		0.16%		0.16	%(f)	0.16%		0.18%
Net investment income	1.11	%(e)	2.68	%(e)	3.35	%(e)	3.27	%(e)(f)	2.39	%(e)	1.17%
Net assets, end of period (000s)	$167,085		$157,720		$308,502		$339,422		$315,658		$345,842

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

37

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0100		0.0241		0.0326		0.0133		0.0231		0.0103
Less Distributions to Shareholders:
From net investment income	(0.0100)		(0.0241)		(0.0326)		(0.0133)		(0.0231)		(0.0103)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.00%		2.44%		3.31%		1.33	%(d)	2.33%		1.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.48	%(e)	0.45	%(e)	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%
Waiver/Reimbursement	0.05%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	1.06	%(e)	2.40	%(e)	3.26	%(e)	3.16	%(e)(f)	2.33	%(e)	1.01%
Net assets, end of period (000s)	$701,879		$957,701		$912,798		$661,680		$527,961		$474,653

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

38

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0090		0.0231		0.0316		0.0129		0.0221		0.0093
Less Distributions to Shareholders:
From net investment income	(0.0090)		(0.0231)		(0.0316)		(0.0129)		(0.0221)		(0.0093)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.91%		2.34%		3.20%		1.29	%(d)	2.23%		0.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.58	%(e)	0.55	%(e)	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%
Waiver/Reimbursement	0.05%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	0.88	%(e)	2.28	%(e)	3.15	%(e)	3.07	%(e)(f)	2.19	%(e)	0.88%
Net assets, end of period (000s)	$53,818		$54,832		$46,035		$74,219		$66,136		$84,348

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0071		0.0206		0.0291		0.0118		0.0196		0.0068
Less Distributions to Shareholders:
From net investment income	(0.0071)		(0.0206)		(0.0291)		(0.0118)		(0.0196)		(0.0068)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	0.71%		2.08%		2.95%		1.19	%(d)	1.97%		0.68%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.78	%(e)	0.80	%(e)	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%
Waiver/Reimbursement	0.10%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	0.78	%(e)	1.99	%(e)	2.91	%(e)	2.81	%(e)(f)	2.02	%(e)	0.67%
Net assets, end of period (000s)	$1,347,281		$1,990,097		$1,562,589		$1,433,097		$1,368,604		$591,206

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

40

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Class Z Shares	2009	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0125	0.0267	0.0351	0.0143		0.0109
Less Distributions to Shareholders:
From net investment income	(0.0125)	(0.0267)	(0.0351)	(0.0143)		(0.0109)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	1.26%	2.70%	3.56%	1.44	%(e)	1.09	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.23%	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.05%	0.05%	0.06%	0.06	%(g)	0.06	%(g)
Net investment income (f)	1.24%	2.70%	3.51%	3.42	%(g)	2.96	%(g)
Net assets, end of period (000s)	$36,380	$36,333	$39,772	$51,606		$54,158

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Class Z Shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

41

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007		2006 (a)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0121		0.0262		0.0347		0.0142		0.0252		0.0124
Less Distributions to Shareholders:
From net investment income	(0.0121)		(0.0262)		(0.0347)		(0.0142)		(0.0252)		(0.0124)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (b)(c)	1.22%		2.66%		3.52%		1.42	%(d)	2.55%		1.24%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.27	%(e)	0.24	%(e)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%
Waiver/Reimbursement	0.05%		0.05%		0.06%		0.06	%(f)	0.06%		0.08%
Net investment income	1.12	%(e)	2.67	%(e)	3.47	%(e)	3.38	%(e)(f)	2.49	%(e)	1.33%
Net assets, end of period (000s)	$1,123,450		$985,752		$1,048,065		$783,898		$578,505		$871,984

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

42

Notes to Financial Statements – Columbia Municipal Reserves
August 31, 2009

Note 1. Organization

Columbia Municipal Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class Z and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 9, noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

43

Columbia Municipal Reserves, August 31, 2009

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31,
Distributions paid from:	2009	2008
Tax-Exempt Income	$80,160,483	$193,759,538
Ordinary Income*	2,574,913	4,666,540
Long-Term Capital Gains	—	927,460

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$1,574,547	$—	$—

44

Columbia Municipal Reserves, August 31, 2009

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$430,264

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement,

45

Columbia Municipal Reserves, August 31, 2009

Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

46

Columbia Municipal Reserves, August 31, 2009

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2012	2011	2010	recovery	ended 8/31/09
$4,190,592	$4,288,091	$4,996,638	$13,475,321	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant

47

Columbia Municipal Reserves, August 31, 2009

or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses by $50,198 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the year ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2009, 53.5% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, the Fund had one shareholder that held 25.9% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss under the Program in the event the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any

48

Columbia Municipal Reserves, August 31, 2009

guarantee against any loss to shareholders with respect to Fund shares.

The Fund paid $2,856,850 to the Treasury to participate in the Program. This fee is being expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary expense for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Subsequent Event

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

49

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Municipal Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Municipal Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2009

50

Federal Income Tax Information (Unaudited) – Columbia Municipal Reserves

For the fiscal year ended August 31, 2009, 96.9% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

51

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Director—Spectrum Brands, Inc. (consumer products); Director—Simmons Company (bedding); Director—The Finish Line (sportswear).

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer—California General Bank, N.A., from January 2008 through current; President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 66; Director—MIT Investment Company; Trustee—MIT 401k Plan; Trustee and Chairman—Research Foundation of CFA Institute.

52

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation, Chairman—The Daniel-Mickel Foundation; oversees 66; Board Member—Piedmont Natural Gas.

Interested Trustee

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director—Renaissance Reinsurance Ltd; Director—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Mr. Santomero is currently deemed by the Columbia Funds to be an "interested person" (as defined in the 1940 Act) of the Fund because he serves as a Director of Citigroup, Inc. and Citibank, N.A. Citigroup, Inc., through its subsidiaries and affiliates, may engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the Columbia Funds or other funds or accounts advised/managed by Columbia Management Advisors, LLC.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

53

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

54

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Municipal Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

57

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Municipal Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/23534-0809 (10/09) 09/93190

Columbia Management®

Annual Report

August 31, 2009

Columbia Money Market Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	30

Federal Income Tax Information	31

Fund Governance	32

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of the risks of investing in money market mutual funds.

The views expressed in President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 11 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Understanding Your Expenses – Columbia Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,001.92	1,024.00	1.21	1.22	0.24
Trust Class Shares	1,000.00	1,000.00	1,001.41	1,023.49	1.72	1.73	0.34
Liquidity Class Shares	1,000.00	1,000.00	1,001.21	1,023.24	1.97	1.99	0.39
Adviser Class Shares	1,000.00	1,000.00	1,000.81	1,022.84	2.37	2.40	0.47
Investor Class Shares	1,000.00	1,000.00	1,000.40	1,022.48	2.72	2.75	0.54
Institutional Class Shares	1,000.00	1,000.00	1,001.71	1,023.79	1.41	1.43	0.28
Retail A Shares	1,000.00	1,000.00	1,001.61	1,023.64	1.56	1.58	0.31
G-Trust Shares	1,000.00	1,000.00	1,001.92	1,024.00	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Money Market Reserves

August 31, 2009

Certificates of Deposit – 50.5%
	Par ($)	Value ($)
Banco Bilbao Vizcaya Argentaria/NY
0.320% 10/19/09	66,000,000	66,000,000
0.370% 09/25/09	235,000,000	235,000,000
0.395% 10/01/09	100,000,000	100,000,416
Bank of Montreal
0.300% 09/08/09	48,000,000	48,000,000
0.310% 09/14/09	83,000,000	83,000,000
0.360% 09/16/09	325,000,000	325,000,000
Bank of Tokyo Mitsubishi Ltd. NY
0.340% 11/06/09	168,000,000	168,000,000
0.340% 11/09/09	166,000,000	166,000,000
0.350% 11/20/09	172,000,000	172,000,000
Barclays Bank PLC
0.330% 10/29/09	203,000,000	203,000,000
0.340% 11/02/09	77,000,000	77,000,000
BNP Paribas
0.460% 01/22/10	290,000,000	290,000,000
0.530% 12/07/09	150,000,000	150,000,000
0.650% 09/08/09	54,500,000	54,500,000
0.750% 11/13/09	177,000,000	177,000,000
Credit Agricole SA
0.350% 10/20/09	90,000,000	90,001,224
0.360% 10/01/09	64,000,000	64,000,000
0.370% 11/18/09	164,000,000	164,000,000
0.370% 11/20/09	112,000,000	112,000,000
0.400% 11/10/09	90,000,000	90,000,000
0.430% 10/16/09	40,000,000	39,999,999
0.500% 10/08/09	176,000,000	176,000,000
0.520% 09/18/09	112,000,000	112,000,000
Deutsche Bank AG
0.300% 10/26/09	253,000,000	253,000,000
Lloyds TSB Bank PLC/New York NY
0.440% 10/20/09	96,700,000	96,700,000
0.465% 10/19/09	390,400,000	390,402,599
0.540% 09/25/09	30,000,000	30,000,000
National Australia Bank Ltd.
0.320% 11/30/09	85,000,000	85,000,000
0.370% 11/10/09	154,000,000	154,000,000
0.380% 09/30/09	320,000,000	320,000,000
0.400% 02/05/10	64,000,000	64,000,000
0.430% 01/12/10	80,000,000	80,000,000
0.680% 11/16/09	55,000,000	55,000,000
Rabobank Nederland NV/NY
0.360% 11/09/09	137,750,000	137,763,179
0.510% 12/22/09	273,900,000	273,900,000

	Par ($)	Value ($)
Royal Bank of Canada/New York
0.400% 01/11/10	14,000,000	14,000,000
Royal Bank of Scotland PLC/Greenwich CT
0.250% 09/21/09	78,000,000	78,000,000
Royal Bank of Scotland PLC/New York NY
0.300% 09/17/09	143,000,000	143,000,000
Societe Generale NY
0.350% 12/17/09	150,000,000	150,000,000
0.420% 11/10/09	90,000,000	90,000,000
0.650% 09/09/09	73,000,000	73,000,000
Sumitomo Mitsui Banking Corp./New York
0.390% 10/14/09	75,000,000	75,000,000
0.390% 10/19/09	100,000,000	100,000,000
0.400% 09/01/09	45,000,000	45,000,000
0.410% 10/07/09	78,000,000	78,001,558
0.450% 09/16/09	29,000,000	29,000,000
Svenska Handelsbanken/New York NY
0.310% 10/22/09	176,000,000	176,000,000
0.320% 10/09/09	113,000,000	113,000,000
0.320% 10/19/09	120,000,000	120,000,000
0.350% 09/08/09	170,000,000	170,000,330
0.350% 10/07/09	7,600,000	7,600,304
Toronto Dominion Bank/NY
0.330% 11/17/09	70,000,000	70,000,000
0.400% 02/08/10	13,000,000	13,000,000
0.450% 01/07/10	68,000,000	68,000,000
UBS AG/Stamford Branch
0.340% 12/01/09	100,000,000	100,000,000
0.390% 11/25/09	33,000,000	32,999,999
0.500% 11/16/09	279,000,000	279,000,000
3.415% 09/08/09	4,000,000	4,002,415
Wachovia Bank N.A.
0.410% 01/29/10	30,000,000	29,948,750
0.500% 12/07/09	21,000,000	20,971,708
Westpac Banking Corp./NY
0.340% 09/17/09	170,000,000	170,000,000
Total Certificates of Deposit (cost of $7,351,792,481)		7,351,792,481
Commercial Paper – 23.5%
American Honda Finance Corp.
0.330% 11/03/09 (a)	12,000,000	11,993,070
0.330% 12/02/09 (a)	44,000,000	43,962,893
0.380% 11/18/09 (a)	21,000,000	20,982,710
Australia & New Zealand Banking Group Ltd.
0.400% 02/08/10 (a)(b)	21,000,000	20,962,667

See Accompanying Notes to Financial Statements.

2

Columbia Money Market Reserves

August 31, 2009

Commercial Paper (continued)
	Par ($)	Value ($)
Barton Capital Corp.
0.310% 10/09/09 (a)(b)	49,994,000	49,977,641
0.320% 10/07/09 (a)(b)	14,000,000	13,995,520
0.330% 10/06/09 (a)(b)	32,000,000	31,989,733
CBA Delaware Finance, Inc.
0.330% 09/08/09 (a)	80,000,000	79,994,867
Citigroup Funding, Inc.
0.400% 09/01/09 (a)	425,000,000	425,000,000
E.ON AG
0.560% 11/12/09 (a)(b)	36,000,000	35,959,680
0.560% 11/16/09 (a)(b)	22,000,000	21,973,991
0.560% 11/18/09 (a)(b)	3,000,000	2,996,360
Fairway Finance LLC
0.290% 11/06/09 (a)(b)	20,000,000	19,989,367
0.330% 09/01/09 (a)(b)	13,119,000	13,119,000
0.340% 10/01/09 (a)(b)	16,000,000	15,995,467
0.350% 09/08/09 (a)(b)	22,077,000	22,075,498
0.360% 09/08/09 (a)(b)	37,028,000	37,025,408
0.360% 09/18/09 (a)(b)	22,655,000	22,651,149
Falcon Asset Securitization Co. LLC
0.210% 09/18/09 (a)(b)	47,000,000	46,995,339
0.290% 09/24/09 (a)(b)	25,000,000	24,995,368
Gemini Securitization Corp. LLC
0.220% 09/22/09 (a)(b)	30,000,000	29,996,150
0.240% 09/09/09 (a)(b)	14,000,000	13,999,253
0.300% 10/16/09 (a)(b)	12,000,000	11,995,500
0.300% 10/27/09 (a)(b)	37,000,000	36,982,733
0.300% 10/28/09 (a)(b)	15,000,000	14,992,875
0.300% 11/02/09 (a)(b)	25,000,000	24,987,083
0.330% 09/04/09 (a)(b)	10,000,000	9,999,725
0.330% 10/09/09 (a)(b)	21,000,000	20,992,685
0.360% 09/15/09 (a)(b)	42,500,000	42,494,050
0.370% 09/09/09 (a)(b)	44,000,000	43,996,382
0.370% 09/17/09 (a)(b)	80,500,000	80,486,762
0.370% 09/23/09 (a)(b)	50,000,000	49,988,694
0.370% 09/25/09 (a)(b)	70,000,000	69,982,733
0.380% 09/10/09 (a)(b)	15,000,000	14,998,575
General Electric Capital Corp.
0.320% 10/22/09 (a)	286,000,000	285,870,347
General Electric Co.
0.350% 09/23/09 (a)	200,000,000	199,957,222
Gotham Funding Corp.
0.370% 09/08/09 (a)(b)	48,000,000	47,996,547
0.370% 09/10/09 (a)(b)	52,000,000	51,995,190
0.380% 09/09/09 (a)(b)	74,000,000	73,993,751

	Par ($)	Value ($)
Grampian Funding LLC
0.400% 09/28/09 (a)(b)	101,000,000	100,969,700
0.500% 11/30/09 (a)(b)	100,000,000	99,875,000
ING US Funding LLC
0.300% 11/02/09 (a)	17,000,000	16,991,217
0.300% 11/03/09 (a)	200,000,000	199,895,000
0.310% 10/28/09 (a)	26,000,000	25,987,238
0.320% 11/10/09 (a)	39,700,000	39,675,298
Liberty Street Funding LLC
0.300% 10/26/09 (a)(b)	21,000,000	20,990,375
0.300% 10/28/09 (a)(b)	14,000,000	13,993,350
0.350% 09/10/09 (a)(b)	54,000,000	53,995,275
0.360% 09/15/09 (a)(b)	20,000,000	19,997,200
Matchpoint Master Trust
0.300% 09/14/09 (a)(b)	7,000,000	6,999,242
0.300% 10/13/09 (a)(b)	11,000,000	10,996,150
Park Avenue Receivables Corp.
0.210% 09/18/09 (a)(b)	26,500,000	26,497,372
0.300% 10/01/09 (a)(b)	25,000,000	24,993,750
Sheffield Receivables Corp.
0.310% 10/15/09 (a)(b)	15,000,000	14,994,317
0.330% 09/03/09 (a)(b)	30,000,000	29,999,450
0.330% 09/09/09 (a)(b)	25,000,000	24,998,167
Societe Generale North America, Inc.
0.380% 10/02/09 (a)	179,550,000	179,491,247
Straight-A Funding LLC
0.270% 10/26/09 (a)(b)	39,769,000	39,752,595
Thames Asset Global Securitization, Inc.
0.250% 09/01/09 (a)(b)	12,991,000	12,991,000
Toyota Credit Canada, Inc.
0.400% 11/03/09 (a)	29,000,000	28,979,700
0.450% 12/04/09 (a)	28,000,000	27,967,100
Toyota Motor Credit Corp.
0.300% 11/05/09 (a)	81,000,000	80,956,125
0.300% 11/06/09 (a)	113,000,000	112,937,850
0.330% 12/04/09 (a)	44,000,000	43,962,087
Variable Funding Capital Co. LLC
0.320% 10/14/09 (a)(b)	40,000,000	39,984,711
Victory Receivables Corp.
0.260% 09/16/09 (a)(b)	25,891,000	25,888,195
Total Commercial Paper (cost of $3,413,100,696)		3,413,100,696

See Accompanying Notes to Financial Statements.

3

Columbia Money Market Reserves

August 31, 2009

Government & Agency Obligations – 14.1%
	Par ($)	Value ($)
U.S. Government Agencies – 10.2%
Federal Farm Credit Bank
0.420% 07/20/11 (10/20/09) (d)(e)	68,000,000	67,999,130
Federal Home Loan Bank
0.150% 10/21/09 (c)	40,000,000	39,991,667
0.268% 11/05/10 (11/07/09) (d)(e)	105,000,000	104,962,856
0.301% 10/29/10 (10/30/09) (d)(e)	53,000,000	52,996,207
0.510% 01/12/10 (c)	85,000,000	84,839,846
Federal Home Loan Mortgage Corp.
0.343% 02/01/11 (11/01/09) (d)(e)	157,000,000	157,027,099
0.541% 01/28/11 (10/30/09) (d)(e)	6,430,000	6,450,423
0.600% 09/14/09 (c)	32,000,000	31,993,067
0.608% 04/07/11 (10/07/09) (d)(e)	221,000,000	221,086,074
0.610% 09/14/09 (c)	160,000,000	159,964,756
0.702% 03/09/11 (09/09/09) (d)(e)	411,000,000	412,372,892
Federal National Mortgage Association
0.420% 12/31/09 (c)	94,000,000	93,867,303
0.570% 09/02/09 (c)	47,000,000	46,999,256
U.S. Government Agencies Total		1,480,550,576
U.S. Government Obligations – 3.9%
U.S. Treasury Bill
0.285% 12/17/09 (c)	112,000,000	111,905,127
0.370% 10/01/09 (c)	111,000,000	110,965,775
0.420% 10/08/09 (c)	111,000,000	110,952,085
3.250% 12/31/09 (c)	180,000,000	181,703,425
3.375% 10/15/09 (c)	50,000,000	50,193,550
U.S. Government Obligations Total		565,719,962
Total Government & Agency Obligations (cost of $2,046,270,538)		2,046,270,538
Corporate Bonds – 0.9%
Axon Financial Funding LLC
0.330% 11/05/09 (b)(e)(f)(g)(h) (amortized cost of $80,735,283)	80,735,283	35,523,524
0.340% 11/05/09 (b)(e)(f)(g)(h) (amortized cost of $40,467,282)	40,467,282	17,805,604

	Par ($)	Value ($)
0.567% 11/05/09 (b)(e)(f)(g)(h) (amortized cost of $111,713,664)	111,713,664	49,154,013
Wells Fargo & Co.
0.729% 09/15/09 (e)	27,015,000	27,018,450
Total Corporate Bonds (cost of $259,934,679)		129,501,591
Municipal Bonds – 0.1%
Colorado – 0.0%
CO Housing & Finance Authority
Series 2002 A1,
SPA: FHLMC 0.400% 11/01/13 (09/07/09) (d)(i)	1,000,000	1,000,000
Series 2006 CL1,
SPA: FHLMC 0.400% 11/01/36 (09/07/09) (d)(i)	1,785,000	1,785,000
Colorado Total		2,785,000
Iowa – 0.0%
IA Finance Authority
Series 2009 G,
SPA: FHLMC 0.370% 01/01/39 (09/07/09) (d)(i)	5,350,000	5,350,000
Iowa Total		5,350,000
Texas – 0.1%
TX State
Series 1997 B-2,
LIQ FAC: State Street Bank & Trust Co. 0.320% 12/01/29 (09/07/09) (d)(i)	9,800,000	9,800,000
Texas Total		9,800,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2007 D,
SPA: Fortis Bank SA/NV 1.000% 09/01/34 (09/02/09) (d)(i)	3,840,000	3,840,000
Wisconsin Total		3,840,000
Total Municipal Bonds (cost of $21,775,000)		21,775,000

See Accompanying Notes to Financial Statements.

4

Columbia Money Market Reserves

August 31, 2009

Repurchase Agreements – 10.0%
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 08/31/09, due 09/01/09 at 0.380%, collateralized by corporate bonds with various maturities to 05/15/19, market value $251,450,000 (repurchase proceeds $235,002,481)	235,000,000	235,000,000
Repurchase agreement with BNP Paribas, dated 08/31/09, due 09/01/09 at 0.330%, collateralized by corporate bonds with various maturities to 05/16/18, market value $16,050,000 (repurchase proceeds $15,000,138)	15,000,000	15,000,000
Repurchase agreement with Deutsche Bank, dated 08/31/09, due 09/01/09 at 0.380%, collateralized by corporate bonds with various maturities to 08/15/19, market value $101,650,000 (repurchase proceeds $95,001,003)	95,000,000	95,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/26/09, due 09/02/09 at 0.250%, collateralized by a corporate bond maturing 10/13/09, market value $71,690,000 (repurchase proceeds $67,002,792)	67,000,000	67,000,000
Repurchase agreement with Greenwich Capital, dated 08/31/09, due 09/01/09 at 0.380%, collateralized by asset backed securities with various maturities to 10/23/09, market value $222,602,603 (repurchase proceeds $212,002,238)	212,000,000	212,000,000

	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase Bank, dated 08/31/09, due 09/01/09 at 0.330%, collateralized by asset backed securities with various maturities to 04/01/19, market value $84,534,287 (repurchase proceeds $79,000,724)	79,000,000	79,000,000
Repurchase agreement with Morgan Stanley, dated 08/31/09, due 09/01/09 at 0.305%, collateralized by an asset backed security maturing 09/18/09, market value $105,000,745 (repurchase proceeds $100,000,847)	100,000,000	100,000,000
Repurchase agreement with Royal Bank of Canada, dated 08/31/09, due 09/01/09 at 0.330%, collateralized by U.S. Government Agency obligations & asset backed securities with various maturities to 08/01/39, market value $220,719,880 (repurchase proceeds $213,295,955)	213,294,000	213,294,000
Repurchase agreement with UBS Warburg AG, dated 08/31/09, due 09/01/09 at 0.210%, collateralized by U.S. Treasury obligations with various maturities to 11/01/38, market value $448,769,637 (repurchase proceeds $439,970,566)	439,968,000	439,968,000
Total Repurchase Agreements (cost of $1,456,262,000)		1,456,262,000

See Accompanying Notes to Financial Statements.

5

Columbia Money Market Reserves

August 31, 2009

Other – 0.9%
	Par ($)	Value ($)
Capital Support Agreement with Affiliate (j)	—	130,433,088
Total Other (cost of $—)		130,433,088
Total Investments – 100.0% (cost of $14,549,135,394) (k)		14,549,135,394
Other Assets & Liabilities, Net – 0.0%		1,344,988
Net Assets – 100.0%		14,550,480,382

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid except for those in the following table, amounted to $1,690,979,866, which represents 11.6% of net assets.

Security	Acquisition Date	Acquisition Cost
Axon Financial Funding LLC 0.330% 11/05/09	04/23/07	$100,000,000
0.340% 11/05/09	04/10/07	50,000,000
0.567% 11/05/09	04/02/07	135,000,000
		$285,000,000

(c)  The rate shown represents the annualized yield at the date of purchase.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. The value of these securities amounted to $102,483,141, which represents 0.7% of net assets.

(g)  Security issued by a structured investment vehicle.

(h)  Security is in default and is a covered security under the Capital Support Agreement.

(i)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(j)  See Note 3.

(k)  Cost for federal income tax purposes is $14,549,135,394.

The following table summarizes the inputs used, as of August 31, 2009, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$7,351,792,481	$—	$7,351,792,481
Total Commercial Paper	—	3,413,100,696	—	3,413,100,696
Government & Agency Obligations
U.S. Government Agencies	—	1,480,550,576	—	1,480,550,576
U.S. Government Obligations	—	565,719,962	—	565,719,962
Total Government & Agency Obligations	—	2,046,270,538	—	2,046,270,538
Total Corporate Bonds	—	27,018,450	102,483,141	129,501,591
Total Municipal Bonds	—	21,775,000	—	21,775,000
Total Repurchase Agreements	—	1,456,262,000	—	1,456,262,000
Capital Support Agreement	—	—	130,433,088	130,433,088
Total Investments	$—	$14,316,219,165	$232,916,229	$14,549,135,394

The following table reconciles asset balances for the twelve month period ending August 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of August 31, 2008	Accrued Discounts/ Premiums	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of August 31, 2009
Corporate Bonds	$299,680,000	$—	$(15,060,034)	$(45,113,088)	$—	$(137,023,737)	$—	$—	$102,483,141
Capital Support Agreement	39,900,000	—	—	90,533,088	—	—	—	—	130,433,088
Total	$339,580,000	$—	$(15,060,034)	$45,420,000	$—	$(137,023,737)	$—	$—	$232,916,229

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at August 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $45,420,000. This amount is included in net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
FHLMC	Federal Home Loan Mortgage Corp.

LIQ FAC	Liquidity Facility

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia Money Market Reserves
August 31, 2009

		($)
Assets	Investments, at cost	13,092,873,394
	Repurchase agreements, at cost approximating value	1,456,262,000
	Total investments, at cost	14,549,135,394
	Investment securities, at value	12,962,440,306
	Repurchase agreements, at cost approximating value	1,456,262,000
	Capital Support Agreement, at value (See Note 3)	130,433,088
	Total investments	14,549,135,394
	Cash	521
	Receivable for:
	Fund shares sold	142,739
	Interest	8,458,354
	Trustees' deferred compensation plan	101,516
	Prepaid expenses	452,223
	Total Assets	14,558,290,747
Liabilities	Payable for:
	Investments purchased	3,840,000
	Fund shares repurchased	237,288
	Distributions	322,313
	Investment advisory fee	1,984,186
	Administration fee	517,449
	Trustees' fees	52,588
	Pricing and bookkeeping fees	22,764
	Custody fee	96,839
	Distribution and service fees	480,131
	Shareholder administration fee	83,051
	Chief compliance officer expenses	1,953
	Trustees' deferred compensation plan	101,516
	Other liabilities	70,287
	Total Liabilities	7,810,365
	Net Assets	14,550,480,382
Net Assets Consist of	Paid-in capital	14,550,704,660
	Overdistributed net investment income	(33,213)
	Accumulated net realized loss	(191,065)
	Unrealized loss on investments, net of Capital Support Agreement (See Note 3)	—
	Net Assets	14,550,480,382

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – Columbia Money Market Reserves
August 31, 2009

Capital Class Shares	Net assets	$8,254,775,455
	Shares outstanding	8,254,880,060
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$179,509,160
	Shares outstanding	179,511,159
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$453,489,338
	Shares outstanding	453,494,905
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$3,100,586,703
	Shares outstanding	3,100,623,257
	Net asset value per share	$1.00
Invester Class Shares	Net assets	$10,002
	Shares outstanding	10,002
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,003,722,181
	Shares outstanding	2,003,747,608
	Net asset value per share	$1.00
Retail A Shares	Net assets	$67,756,994
	Shares outstanding	67,757,829
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$490,630,549
	Shares outstanding	490,636,438
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – Columbia Money Market Reserves
For the Year Ended August 31, 2009

		($)
Investment Income	Interest	270,719,622
Expenses	Investment advisory fee	29,174,371
	Administration fee	17,226,607
	Distribution fee:
	Investor Class Shares	26,047
	Service fee:
	Liquidity Class Shares	1,698,841
	Adviser Class Shares	11,713,796
	Investor Class Shares	65,118
	Retail A Shares	52,568
	Shareholder administration fee:
	Trust Class Shares	178,581
	Institutional Class Shares	939,041
	Transfer agent fee	674,560
	Pricing and bookkeeping fees	233,944
	Trustees' fees	25,106
	Custody fee	444,379
	Chief compliance officer expenses	8,694
	Treasury temporary guarantee program fee	7,561,140
	Other expenses	698,791
	Total Expenses	70,721,584
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(9,587,710)
	Fees waived by distributor:
	Liquidity Class Shares	(2,570)
	Adviser Class Shares	(304,500)
	Investor Class Shares	(1,877)
	Fees waived by shareholder service provider—Liquidity Class Shares	(679,536)
	Expense reductions	(4,255)
	Net Expenses	60,141,136
	Net Investment Income	210,578,486
Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(13,055,774)
	Reimbursement by an affiliate for realized loss (See Note 9)	15,060,034
	Net realized gain	2,004,260
	Net change in unrealized appreciation on Capital Support Agreement (See Note 3)	90,533,088
	Net change unrealized appreciation (depreciation) on investments	(45,113,088)
	Net Gain	47,424,260
	Net Increase Resulting from Operations	258,002,746

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Columbia Money Market Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	210,578,486	865,946,246
	Net realized gain on investments	2,004,260	95,299
	Net change in unrealized appreciation on Capital Support Agreement (See Note 3)	90,533,088	39,900,000
	Net change in unrealized appreciation (depreciation) on investments	(45,113,088)	(85,320,000)
	Net increase resulting from operations	258,002,746	820,621,545
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(115,660,666)	(388,739,036)
	Trust Class Shares	(1,814,132)	(4,233,394)
	Liquidity Class Shares	(7,584,953)	(41,351,779)
	Adviser Class Shares	(50,600,488)	(280,004,908)
	Investor Class Shares	(398,234)	(2,568,771)
	Institutional Class Shares	(26,121,754)	(119,914,440)
	Retail A Shares	(841,540)	(3,414,306)
	G-Trust Shares	(7,556,720)	(25,902,054)
	Total distributions to shareholders	(210,578,487)	(866,128,688)
	Net Capital Stock Transactions	(7,337,600,566)	(2,309,311,592)
	Total decrease in net assets	(7,290,176,307)	(2,354,818,735)
Net Assets	Beginning of period	21,840,656,689	24,195,475,424
	End of period	14,550,480,382	21,840,656,689
	Overdistributed net investment income at end of period	(33,213)	(33,211)

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – Columbia Money Market Reserves

	Capital Stock Activity
	Year Ended August 31,
	2009		2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	60,165,894,516	60,165,894,515	53,523,127,166	53,523,127,166
Distributions reinvested	90,437,534	90,437,534	303,685,937	303,685,937
Redemptions	(62,376,527,895)	(62,376,527,895)	(54,176,678,469)	(54,176,678,469)
Net decrease	(2,120,195,845)	(2,120,195,846)	(349,865,366)	(349,865,366)
Trust Class Shares
Subscriptions	678,842,592	678,842,592	1,171,436,665	1,171,436,665
Distributions reinvested	6,658	6,658	149,542	149,542
Redemptions	(662,552,073)	(662,552,073)	(1,073,121,494)	(1,073,121,494)
Net increase	16,297,177	16,297,177	98,464,713	98,464,713
Liquidity Class Shares
Subscriptions	1,839,846,699	1,839,846,699	3,644,634,992	3,644,634,992
Distributions reinvested	7,061,393	7,061,392	35,994,371	35,994,371
Redemptions	(2,410,317,574)	(2,410,317,574)	(4,145,343,388)	(4,145,343,388)
Net decrease	(563,409,482)	(563,409,483)	(464,714,025)	(464,714,025)
Adviser Class Shares
Subscriptions	4,000,505,895	4,000,505,895	15,724,324,717	15,724,324,717
Distributions reinvested	6,116,036	6,116,036	24,015,690	24,015,690
Redemptions	(7,465,936,098)	(7,465,936,098)	(17,122,494,151)	(17,122,494,151)
Net decrease	(3,459,314,167)	(3,459,314,167)	(1,374,153,744)	(1,374,153,744)
Investor Class Shares
Subscriptions	13,062,618	13,062,619	1,989,837	1,989,836
Distributions reinvested	26	26	—	—
Redemptions	(83,630,934)	(83,630,834)	(21)	(21)
Net increase (decrease)	(70,568,290)	(70,568,189)	1,989,816	1,989,815
Institutional Class Shares
Subscriptions	7,942,147,571	7,942,147,571	11,831,533,150	11,831,533,150
Distributions reinvested	23,753,034	23,753,034	112,528,488	112,528,488
Redemptions	(8,894,538,868)	(8,894,538,868)	(12,111,550,766)	(12,111,550,766)
Net decrease	(928,638,263)	(928,638,263)	(167,489,128)	(167,489,128)
Retail A Shares
Subscriptions	9,838,164	9,838,164	21,803,818	21,803,818
Distributions reinvested	819,090	819,091	3,326,108	3,326,108
Redemptions	(30,598,055)	(30,598,055)	(33,667,286)	(33,667,286)
Net decrease	(19,940,801)	(19,940,800)	(8,537,360)	(8,537,360)
G-Trust Shares
Subscriptions	617,549,986	617,549,986	1,017,885,491	1,017,885,491
Distributions reinvested	459,153	459,153	1,281,280	1,281,280
Redemptions	(809,840,134)	(809,840,134)	(1,064,173,268)	(1,064,173,268)
Net decrease	(191,830,995)	(191,830,995)	(45,006,497)	(45,006,497)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.04	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.04		0.05	0.02		0.04	0.02
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	1.13	%(e)	3.76	%(f)	5.30%	2.08	%(g)	3.63%	1.58%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.24%		0.20%		0.20%	0.20	%(i)	0.20%	0.20%
Waiver/Reimbursement	0.05%		0.05%		0.06%	0.06	%(i)	0.06%	0.07%
Net investment income (h)	1.07%		3.81%		5.18%	4.93	%(i)	3.60%	1.50%
Net assets, end of period (000s)	$8,254,775		$10,352,511		$10,723,924	$6,625,010		$6,401,492	$7,148,040

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.04		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	1.03	%(e)	3.66	%(f)(g)	5.20%	2.04	%(h)	3.52%	1.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.34%		0.30%		0.30%	0.30	%(j)	0.30%	0.30%
Waiver/Reimbursement	0.05%		0.05%		0.06%	0.06	%(j)	0.06%	0.07%
Net investment income (i)	1.02%		3.40	%(g)	5.08%	4.89	%(j)	3.71%	1.32%
Net assets, end of period (000s)	$179,509		$162,859		$64,747	$20,085		$15,325	$10,933

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.04		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.98	%(e)	3.61	%(f)	5.15%	2.02	%(g)	3.47%	1.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.39%		0.35%		0.35%	0.35	%(i)	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.15%		0.16%	0.16	%(i)	0.16%	0.17%
Net investment income (h)	1.12%		3.71%		5.03%	4.78	%(i)	3.56%	1.44%
Net assets, end of period (000s)	$453,489		$1,014,693		$1,481,554	$1,254,383		$1,214,883	$492,232

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.89	%(e)(f)	3.51	%(g)	5.04%	1.98	%(h)	3.37%	1.32%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.48%		0.45%		0.45%	0.45	%(j)	0.45%	0.45%
Waiver/Reimbursement	0.06%		0.05%		0.06%	0.06	%(j)	0.06%	0.07%
Net investment income (i)	1.08	%(f)	3.52%		4.93%	4.69	%(j)	3.47%	1.34%
Net assets, end of period (000s)	$3,100,587		$6,545,670		$7,933,658	$5,666,480		$4,730,117	$1,740,828

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(f)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(g)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.80	%(e)(f)	3.40	%(g)	4.94%	1.93	%(h)	3.27%	1.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.58%		0.55%		0.55%	0.55	%(j)	0.55%	0.55%
Waiver/Reimbursement	0.06%		0.05%		0.06%	0.06	%(j)	0.06%	0.07%
Net investment income (i)	1.53	%(f)	3.34%		4.83%	4.56	%(j)	3.26%	1.20%
Net assets, end of period (000s)	$10		$70,425		$68,592	$80,137		$107,221	$85,981

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been (0.09)%.

(f)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(g)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2009		2008		2007	2006 (a)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.04	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	(b)	—	—		—	—
Total from investment operations	0.01		0.04		0.05	0.02		0.04	0.02
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	1.09	%(e)	3.72	%(f)	5.26%	2.07	%(g)	3.59%	1.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.28%		0.24%		0.24%	0.24	%(i)	0.24%	0.24%
Waiver/Reimbursement	0.05%		0.05%		0.06%	0.06	%(i)	0.06%	0.07%
Net investment income (h)	1.11%		3.66%		5.14%	4.90	%(i)	3.59%	1.59%
Net assets, end of period (000s)	$2,003,722		$2,926,008		$3,099,546	$2,691,468		$2,361,622	$1,915,745

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Period Ended March 31,
Retail A Shares	2009		2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—
Total from investment operations	0.01		0.04		0.05	0.02		0.01
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	1.06	%(f)	3.69	%(g)	5.23%	2.05	%(h)	1.50	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.31%		0.27%		0.27%	0.27	%(j)	0.27	%(j)
Waiver/Reimbursement	0.05%		0.05%		0.06%	0.06	%(j)	0.06	%(j)
Net investment income (i)	1.12%		3.66%		5.11%	4.85	%(j)	4.15	%(j)
Net assets, end of period (000s)	$67,757		$87,508		$96,260	$101,776		$110,828

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A Shares commenced operations on November, 21, 2005.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.17%.

(g)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2009		2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	(c)	—	—		—
Total from investment operations	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	1.13	%(f)	3.76	%(g)	5.30%	2.08	%(h)	1.53	%(h)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.24%		0.20%		0.20%	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.05%		0.05%		0.06%	0.06	%(j)	0.06	%(j)
Net investment income (i)	1.19%		3.73%		5.18%	4.93	%(j)	4.22	%(j)
Net assets, end of period (000s)	$490,631		$680,983		$727,195	$730,240		$780,544

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(g)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia Money Market Reserves
August 31, 2009

Note 1. Organization

Columbia Money Market Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust") is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 11, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

20

Columbia Money Market Reserves, August 31, 2009

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value ("NAV") of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

21

Columbia Money Market Reserves, August 31, 2009

The Fund's objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based NAV per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $285 million (the "Maximum Contribution Amount") for the Fund as of August 31, 2009. The Agreement requires the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to an event as specified in paragraph (c)(6)(ii)(A) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of August 31, 2009, the Fund included a potential future contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities (ii) promptly following determinations by the Board of Trustees of the Fund that the Maximum Contribution Amount is insufficient to support the Fund's Minimum NAV Per Share and that disposition of the Covered Securities is in the best interest of the Fund or (iii) on the business day immediately prior to November 6, 2009; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider's obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) November 6, 2009, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at August 31, 2009.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 0.330% 11/05/09	$80,735,283	$80,735,283	$35,523,524
Axon Financial Funding LLC, 0.340% 11/05/09	40,467,282	40,467,282	17,805,604
Axon Financial Funding LLC, 0.567% 11/05/09	111,713,664	111,713,664	49,154,013

At the end of the reporting period, management estimated the fair value of the Agreement to be $130,433,088 (see Note 9).

On September 8, 2009, an affiliate of Columbia purchased from the Fund all of the covered securities holdings of the Fund (see Note 11).

22

Columbia Money Market Reserves, August 31, 2009

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Gain or Net Realized Loss	Paid-In Capital
$(1)	$—	$1

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31,
	2009	2008
Ordinary Income*	$210,578,487	$866,128,688
Long-Term Capital Gains	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$372,467	$—

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2014	$191,065

Capital loss carryforwards of $2,004,260 were utilized during the year ended August 31, 2009.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

23

Columbia Money Market Reserves, August 31, 2009

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000, paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses, the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

24

Columbia Money Market Reserves, August 31, 2009

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class and Investor Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.25%	0.25%
Adviser Class shares	0.25%	0.25%
Retail A shares	0.07%	0.07%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such

25

Columbia Money Market Reserves, August 31, 2009

recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2012	2011	2010	recovery	ended 8/31/09
$9,587,710	$12,625,233	$12,528,105	$34,741,048	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses by $4,255 for the Fund.

Note 7. Shares of Beneficial Interest

As of August 31, 2009, 84.4% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2009, one shareholder held 7.4% of the Fund's shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Security Risks

Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short-term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt

26

Columbia Money Market Reserves, August 31, 2009

obligations, including, among others, credit card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly rated, high quality longer-term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium-term notes) and subordinated debt or equity. A number of funds, including the Fund, own ABCP including commercial paper issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

Over the past 18 months, the ABCP market has undergone a structural overhaul in response to the slowing economy, the stressed liquidity environment, and the repricing of risk by market participants. Through this evolution, various programs have been introduced by the Federal Reserve and the U.S. Treasury to restore stability, liquidity, and confidence in the money markets. Two of the initiatives with the most direct impacts to issuance and liquidity have been the ABCP Money Market Mutual Fund Liquidity Facility (AMLF) and the Commercial Paper Funding Facility (CPFF). The AMLF program, launched in September 2008, provided an immediate boost to secondary market liquidity by providing a backstop bid to money funds and depository institutions looking to sell ABCP. The program allows ABCP owners to sell Tier-I CP into the program at amortized cost, essentially providing qualified market participants with a source of liquidity that has minimum risk. Overall ABCP issuance was significantly lower in 2008, and certain conduit structures (i.e. SIVs) disappeared from the landscape altogether, as market strain forced weaker programs/sponsors out of the market. Under current market conditions, certain securities owned by the Fund may be deemed to be illiquid. "Illiquid securities" are generally those that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of certain securities may result in the Fund incurring greater losses on the sale of some securities than under more stable market conditions.

The current market instability has made it more difficult to obtain market quotations on certain securities owned by the Fund. In the absence of observable and reliable market quotations, Fund securities are valued at their "fair value" under procedures established by Columbia. Fair values assigned to the investments by Columbia are based upon available information believed to be reliable, which may be affected by conditions in the financial markets. Different market participants may reach different opinions as to the value of any particular security, based on their varying market outlooks, the market information available to them, and the particular circumstances of their Funds. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including, but not limited to, future cash flows adjusted as appropriate for liquidity, credit, market and/or other risk factors. Multiple inputs from various sources may be used to determine fair value. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

As of August 31, 2009, 0.7% of the Fund's total investments were valued based on fair values assigned by Columbia ("fair valued securities").

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing

27

Columbia Money Market Reserves, August 31, 2009

agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund approved the Fund's continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss under the Program in the event the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to Fund shares.

The Fund paid $7,941,309 to the Treasury to participate in the Program. This fee is being expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary expense for calculating fee waivers and expense reimbursement discussed in Note 5.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed

28

Columbia Money Market Reserves, August 31, 2009

amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. The Axon securities are covered securities under the Capital Support Agreement discussed in Note 3. At August 31, 2009, these securities represent 0.7% of the Fund's total investments.

On February 11, 2008, Whistlejacket Capital Ltd. ("Whistlejacket"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. On April 17, 2009, an affiliate of Columbia purchased the Whistlejacket securities from the Fund. The purchase price of $79,604,615 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable. The excess purchase price over the then current fair value amounted to $15,060,034 and is treated as a reimbursement from an affiliate for losses realized on the securities.

As of August 31, 2009, the Fund treated the Capital Support Agreement discussed in Note 3 as an asset with a value of $130,433,088 when calculating its market-based net asset value per share. The maximum value of the asset represented by the Capital Support Agreement for the period from September 1, 2008 through August 31, 2009 was $155,311,555.

Note 10. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the year ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 11. Subsequent Events

On September 8, 2009, an affiliate of Columbia purchased from the Fund all of the covered securities holdings of the Fund. The purchase price of $233,923,725 for the Axon Financial Funding LLC securities was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable. As a result of this transaction, the Fund's Capital Support Agreement discussed in Note 3 was terminated effective September 9, 2009.

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

29

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Money Market Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Money Market Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2009

30

Federal Income Tax Information (Unaudited) – Columbia Money Market Reserves

The Fund designates the maximum amount allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

31

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Director—Spectrum Brands, Inc. (consumer products); Director—Simmons Company (bedding); Director—The Finish Line (sportswear).

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer—California General Bank, N.A., from January 2008 through current; President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)`	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 66; Director—MIT Investment Company; Trustee—MIT 401k Plan; Trustee and Chairman—Research Foundation of CFA Institute.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 66; Board Member—Piedmont Natural Gas.

32

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee(1) (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director—Renaissance Reinsurance Ltd; Director—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Mr. Santomero is currently deemed by the Columbia Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. and Citibank, N.A. Citigroup, Inc., through its subsidiaries and affiliates, may engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the Columbia Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

33

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

34

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

37

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Money Market Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/23318-0809 (10/09) 09/93050

Columbia Management®

Annual Report

August 31, 2009

Columbia Government Plus Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	9

Notes to Financial Statements	16

Report of Independent Registered Public Accounting Firm	23

Federal Income Tax Information	24

Fund Governance	25

Important Information About This Report	29

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of the risks of investing in money market mutual funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund's performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one's assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you'll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 10 of the Notes to Financial Statements for additional information.

1The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Understanding Your Expenses – Columbia Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,001.11	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.60	1,023.70	1.50	1.52	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.40	1,023.49	1.71	1.73	0.34
Adviser Class Shares	1,000.00	1,000.00	1,000.10	1,023.19	2.02	2.04	0.40
Institutional Class Shares	1,000.00	1,000.00	1,000.91	1,024.00	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,000.60	1,023.69	1.51	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,001.11	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Government Plus Reserves

August 31, 2009

Government & Agency Obligations – 66.5%
	Par ($)	Value ($)
U.S. Government Agencies – 66.5%
Federal Farm Credit Bank
0.141% 09/03/09 (a)	30,000,000	30,000,005
Federal Home Loan Bank
0.268% 11/05/10 (11/07/09) (a)(b)	35,000,000	34,987,619
0.285% 11/13/09 (c)	30,000,000	29,982,662
0.285% 12/08/09 (c)	27,325,000	27,303,800
0.300% 11/20/09 (c)	30,350,000	30,329,767
0.310% 12/03/09	20,000,000	19,999,480
0.320% 12/09/09 (c)	19,000,000	18,983,280
0.320% 01/20/10	38,000,000	37,998,952
0.388% 01/08/10 (10/08/09) (a)(b)	25,000,000	25,003,114
0.449% 12/15/09 (09/15/09) (a)(b)	8,000,000	8,004,291
0.460% 10/05/09 (c)	50,000,000	49,978,278
0.540% 01/29/10	35,000,000	34,999,236
0.870% 01/26/10	10,000,000	10,022,042
2.625% 03/12/10	15,550,000	15,740,294
3.375% 12/18/09	550,000	555,104
3.750% 01/08/10	5,765,000	5,835,518
4.000% 11/13/09	135,000	136,011
4.250% 11/13/09	500,000	503,992
4.250% 11/20/09	250,000	252,193
4.500% 10/09/09	35,225,000	35,380,208
5.000% 09/18/09	19,855,000	19,897,816
5.000% 12/11/09	2,265,000	2,294,741
5.000% 03/12/10	4,735,000	4,851,946
5.250% 09/11/09	1,250,000	1,251,660
Federal Home Loan Mortgage Corp.
0.191% 09/28/09 (a)	20,000,000	19,999,560
0.200% 10/19/09 (c)	20,000,000	19,994,667
0.200% 12/17/09 (c)	50,000,000	49,970,278
0.201% 10/08/09 (09/08/09) (a)(b)	70,000,000	69,999,207
0.220% 01/26/10 (c)	28,000,000	27,974,847
0.249% 09/21/09 (a)	15,000,000	15,000,590
0.250% 01/20/10 (c)	25,000,000	24,975,521
0.270% 12/07/09 (c)	25,000,000	24,981,812
0.270% 12/14/09 (c)	30,000,000	29,976,600
0.280% 12/14/09 (c)	35,000,000	34,971,689
0.315% 01/25/10 (c)	25,000,000	24,968,063
0.320% 12/07/09 (c)	16,293,000	16,278,952
0.343% 02/01/11 (11/01/09) (a)(b)	35,000,000	35,000,000
0.609% 04/07/11 (10/07/09) (a)(b)	63,650,000	63,674,790
0.610% 09/14/09 (c)	25,000,000	24,994,493

	Par ($)	Value ($)
0.703% 03/09/11 (09/09/09) (a)(b)	65,000,000	65,208,053
2.680% 11/16/09	11,000,000	11,054,797
4.000% 12/15/09	31,695,000	32,040,954
4.125% 11/30/09	1,100,000	1,110,546
4.750% 11/03/09	5,800,000	5,844,841
6.625% 09/15/09	775,000	776,842
Federal National Mortgage Association
0.220% 12/01/09 (c)	20,000,000	19,988,878
0.260% 01/11/10 (c)	25,000,000	24,976,167
0.280% 12/14/09 (c)	20,000,000	19,983,822
0.454% 01/21/10 (10/21/09) (a)(b)	15,000,000	15,000,000
6.625% 09/15/09	3,645,000	3,653,664
7.250% 01/15/10	35,000,000	35,897,754
U.S. Government Agencies Total		1,162,589,396
Total Government & Agency Obligations (cost of $1,162,589,396)		1,162,589,396
Repurchase Agreements – 38.2%
Repurchase agreement with Barclays Capital, dated 08/31/09, due 09/01/09 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/38, market value $46,228,440 (repurchase proceeds $45,322,277)	45,322,000	45,322,000
Repurchase agreement with BNP Paribas, dated 08/31/09, due 09/01/09 at 0.230%, collateralized by U.S. Corporate Bonds with various maturities to 07/12/12, market value $90,640,001 (repurchase proceeds $88,000,562)	88,000,000	88,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/09, due 09/01/09 at 0.210%, collateralized by U.S. Government Agency obligations with various maturities to 08/01/39, market value $86,700,000 (repurchase proceeds $85,000,496)	85,000,000	85,000,000

See Accompanying Notes to Financial Statements.

2

Columbia Government Plus Reserves

August 31, 2009

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 08/31/09, due 09/01/09 at 0.200%, collateralized by a U.S. Treasury obligation maturing 01/15/26, market value $12,477,730 (repurchase proceeds $12,233,068)	12,233,000	12,233,000
Repurchase agreement with Royal Bank of Canada, dated 08/31/09, due 09/01/09 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/39, market value $357,000,000 (repurchase proceeds $350,002,139)	350,000,000	350,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/31/09, due 09/01/09, at 0.230%, collateralized by U.S. Corporate Bonds with various maturities to 05/07/12, market value $90,640,074 (repurchase proceeds $88,000,562)	88,000,000	88,000,000
Total Repurchase Agreements (cost of $668,555,000)		668,555,000
Total Investments – 104.7% (cost of $1,831,144,396)(d)		1,831,144,396
Other Assets & Liabilities, Net – (4.7)%		(82,847,221)
Net Assets – 100.0%		1,748,297,175

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Cost for federal income tax purposes is $1,831,144,396.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of August 31, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – Columbia Government Plus Reserves
August 31, 2009

		($)
Assets	Investments, at amortized cost approximating value	1,162,589,396
	Repurchase agreements, at cost approximating value	668,555,000
	Total investments, at value	1,831,144,396
	Cash	475
	Receivable for:
	Fund shares sold	13,728
	Interest	2,747,130
	Trustees' deferred compensation plan	50,478
	Prepaid expenses	11,123
	Total Assets	1,833,967,330
Liabilities	Payable for:
	Investments purchased	85,000,000
	Fund shares repurchased	164,650
	Distributions	37,546
	Investment advisory fee	221,967
	Administration fee	20,043
	Pricing and bookkeeping fees	18,227
	Trustees' fees	23,781
	Custody fee	12,531
	Distribution and service fees	3,017
	Shareholder administration fees	25,609
	Chief compliance officer expenses	546
	Trustees' deferred compensation plan	50,478
	Other liabilities	91,760
	Total Liabilities	85,670,155
	Net Assets	1,748,297,175
Net Assets Consist of	Paid-in capital	1,748,488,682
	Overdistributed net investment income	(51,356)
	Accumulated net realized loss	(140,151)
	Net Assets	1,748,297,175

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – Columbia Government Plus Reserves
August 31, 2009

Capital Class Shares	Net assets	$1,071,570,128
	Shares outstanding	1,071,752,364
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$216,877,757
	Shares outstanding	216,911,701
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,147,300
	Shares outstanding	5,148,106
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$100,232,011
	Shares outstanding	100,247,894
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$191,320,577
	Shares outstanding	191,351,851
	Net asset value per share	$1.00
Retail A Shares	Net assets	$6,718,378
	Shares outstanding	6,719,434
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$156,431,024
	Shares outstanding	156,456,325
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Columbia Government Plus Reserves
For the Year Ended August 31, 2009

		($)
Investment Income	Interest	19,048,007
Expenses	Investment advisory fee	3,796,096
	Administration fee	1,100,211
	Service fee:
	Liquidity Class Shares	10,133
	Adviser Class Shares	368,017
	Retail A Shares	7,315
	Shareholder administration fee:
	Trust Class Shares	259,345
	Institutional Class Shares	52,746
	Pricing and bookkeeping fees	159,471
	Transfer agent fee	470,463
	Trustees' fees	28,754
	Custody fee	42,685
	Chief compliance officer expenses	1,716
	Other expenses	278,322
	Total Expenses	6,575,274
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,660,890)
	Fees waived by the distributor:
	Liquidity Class Shares	(337)
	Adviser Class Shares	(27,307)
	Retail A Class Shares	(142)
	Trust Class Shares	(4,753)
	Fees waived by shareholder service provider—Liquidity Class Shares	(4,053)
	Expense reductions	(203)
	Net Expenses	4,877,589
	Net Investment Income	14,170,418
	Net realized gain on investments	1,767
	Net Increase Resulting from Operations	14,172,185

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Columbia Government Plus Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2009 ($)	2008 ($)
Operations	Net investment income	14,170,418	30,755,395
	Net realized gain on investments	1,767	39,513
	Net increase resulting from operations	14,172,185	30,794,908
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(9,317,239)	(17,490,193)
	Trust Class Shares	(1,597,635)	(2,883,792	)(a)
	Liquidity Class Shares	(5,047)	(365)
	Adviser Class Shares	(995,324)	(1,189,842)
	Institutional Class Shares	(766,689)	(2,043,429)
	Retail A Shares	(54,921)	(310,026)
	G-Trust Shares	(1,433,563)	(6,837,748)
	Total distributions to shareholders	(14,170,418)	(30,755,395)
	Net Capital Stock Transactions	538,899,073	620,045,175
	Total increase in net assets	538,900,840	620,084,688
Net Assets	Beginning of period	1,209,396,335	589,311,647
	End of period	1,748,297,175	1,209,396,335
	Overdistributed net investment income, at end of period	(51,356)	(51,355)

(a)  Trust Class Shares commenced operations on March 31, 2008. Amounts shown reflect activity for the period March 31, 2008 through August 31, 2008.

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Government Plus Reserves
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	9,187,744,454	9,187,744,454	1,990,964,013	1,990,964,013
Distributions reinvested	5,505,862	5,505,862	5,741,101	5,741,101
Redemptions	(8,684,470,549)	(8,684,470,549)	(1,773,025,918)	(1,773,025,918)
Net increase	508,779,767	508,779,767	223,679,196	223,679,196
Trust Class Shares (a)
Subscriptions	604,688,695	604,688,695	704,997,731	704,997,731
Proceeds received in connection with merger	—	—	350,964,152	350,875,179
Distributions reinvested	73,354	73,354	113,995	113,995
Redemptions	(607,523,347)	(607,523,348)	(836,402,879)	(836,402,879)
Net increase (decrease)	(2,761,298)	(2,761,299)	219,672,999	219,584,026
Liquidity Class Shares
Subscriptions	40,636,987	40,636,987	—	—
Distributions reinvested	5,026	5,026	365	365
Redemptions	(35,505,144)	(35,505,144)	—	—
Net increase	5,136,869	5,136,869	365	365
Adviser Class Shares
Subscriptions	356,611,092	356,611,092	338,791,691	338,791,692
Distributions reinvested	942,868	942,868	1,158,474	1,158,474
Redemptions	(414,022,897)	(414,022,897)	(185,237,070)	(185,237,070)
Net increase (decrease)	(56,468,937)	(56,468,937)	154,713,095	154,713,096
Institutional Class Shares
Subscriptions	556,154,643	556,154,643	179,550,334	179,550,334
Distributions reinvested	748,069	748,069	2,041,429	2,041,429
Redemptions	(438,095,246)	(438,095,246)	(159,778,915)	(159,778,915)
Net increase	118,807,466	118,807,466	21,812,848	21,812,848
Retail A Shares
Subscriptions	102,027	102,027	238,642	238,642
Distributions reinvested	53,853	53,853	304,932	304,932
Redemptions	(2,132,341)	(2,132,341)	(1,637,337)	(1,637,337)
Net decrease	(1,976,461)	(1,976,461)	(1,093,763)	(1,093,763)
G-Trust Shares
Subscriptions	376,518,376	376,518,376	433,270,936	433,270,937
Distributions reinvested	144,539	144,539	549,744	549,744
Redemptions	(409,281,247)	(409,281,247)	(432,471,274)	(432,471,274)
Net increase (decrease)	(32,618,332)	(32,618,332)	1,349,406	1,349,407

(a)  Trust Class Shares commenced operations on March 31, 2008. Amounts shown reflect activity for the period March 31, 2008 through August 31, 2008.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended October 31,
Capital Class Shares	2009		2008		2007		2006 (a)(b)		2005	2004 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.008		0.034		0.051		0.037		0.027	0.011
Less Distributions to Shareholders:
From net investment income	(0.008)		(0.034)		(0.051)		(0.037)		(0.027)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	0.80%		3.49	%(f)	5.22%		3.81	%(g)	2.72%	1.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(h)	0.20	%(h)	0.20	%(h)	0.20	%(h)(i)	0.20%	0.19%
Waiver/Reimbursement	0.08%		0.10%		0.13%		0.12	%(i)	0.11%	0.12%
Net investment income	0.67	%(h)	3.31	%(f)(h)	5.10	%(h)	4.42	%(h)(i)	2.62%	1.05%
Net assets, end of period (000s)	$1,071,570		$562,837		$339,180		$317,986		$431,820	$543,400

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Effective November 21, 2005, Institutional Shares were renamed Capital Class Shares.

(c)  Effective February 28, 2004, Class I Shares were renamed Institutional Shares.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares	Year Ended August 31, 2009	Period Ended August 31, 2008 (a)
Net Asset Value, Beginning of Period	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.007	0.009
Less Distributions to Shareholders:
From net investment income	(0.007)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00
Total return (b)(c)	0.71%	0.94	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.30%	0.30	%(f)
Waiver/Reimbursement	0.08%	0.10	%(f)
Net investment income (e)	0.62%	2.22	%(f)
Net assets, end of period (000s)	$216,878	$219,620

(a)  Trust Class Shares commenced operations on March 31, 2008.

(b)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,
Liquidity Class Shares	2009		2008	2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.007		0.033	0.049	0.035
Less Distributions to Shareholders:
From net investment income	(0.007)		(0.033)	(0.049)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	0.66	%(e)	3.36%	5.03%	3.50	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.34%		0.35%	0.35%	0.35	%(h)
Waiver/Reimbursement	0.19%		0.20%	0.23%	0.22	%(h)
Net investment income (g)	0.12	%(e)	3.30%	4.92%	4.38	%(h)
Net assets, end of period (000s)	$5,147		$11	$11	$10

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Liquidity Class Shares commenced operations on November 17, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended October 31,
Adviser Class Shares	2009		2008		2007		2006 (a)(b)		2005	2004 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.006		0.032		0.049		0.035		0.024	0.008
Less Distributions to Shareholders:
From net investment income	(0.006)		(0.032)		(0.049)		(0.035)		(0.024)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	0.58	%(f)	3.24	%(f)	4.96%		3.59	%(g)	2.47%	0.82%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.43	%(h)	0.45	%(h)	0.45	%(h)	0.45	%(h)(i)	0.45%	0.43%
Waiver/Reimbursement	0.10%		0.10%		0.13%		0.13	%(i)	0.12%	0.13%
Net investment income	0.68	%(f)(h)	2.41	%(f)(h)	4.85	%(h)	4.17	%(h)(i)	2.37%	0.80%
Net assets, end of period (000s)	$100,232		$156,679		$2,001		$8,256		$18,213	$13,439

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Effective November 21, 2005, Preferred Shares were renamed Adviser Class Shares.

(c)  Effective February 28, 2004, Class III Shares were renamed Preferred Shares.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,
Institutional Class Shares	2009		2008		2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.008		0.034		0.051	0.035
Less Distributions to Shareholders:
From net investment income	(0.008)		(0.034)		(0.051)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total return (c)(d)	0.76	%(e)	3.45	%(e)	5.18%	3.59	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.24%		0.24%		0.24%	0.24	%(h)
Waiver/Reimbursement	0.08%		0.10%		0.13%	0.12	%(h)
Net investment income (g)	0.58	%(e)	3.24	%(e)	5.06%	4.37	%(h)
Net assets, end of period (000s)	$191,321		$72,527		$50,724	$38,695

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Institutional Class Shares commenced operations on November 17, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,
Retail A Shares	2009	2008	2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.007	0.033	0.050	0.035
Less Distributions to Shareholders:
From net investment income	(0.007)	(0.033)	(0.050)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	0.71%	3.39%	5.12%	3.51	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.30%	0.30%	0.30%	0.30	%(g)
Waiver/Reimbursement	0.08%	0.10%	0.13%	0.12	%(g)
Net investment income (f)	0.75%	3.38%	5.02%	4.39	%(g)
Net assets, end of period (000s)	$6,718	$8,694	$9,761	$10,660

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Retail A Shares commenced operations on November, 21, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,
G-Trust Shares	2009	2008	2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.008	0.034	0.051	0.035
Less Distributions to Shareholders:
From net investment income	(0.008)	(0.034)	(0.051)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total return (c)(d)	0.80%	3.49%	5.22%	3.59	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.20%	0.20	%(g)
Waiver/Reimbursement	0.08%	0.10%	0.13%	0.12	%(g)
Net investment income (f)	0.81%	3.45%	5.10%	4.44	%(g)
Net assets, end of period (000s)	$156,431	$189,029	$187,636	$198,528

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  G-Trust Shares commenced operations November 21, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia Government Plus Reserves
August 31, 2009

Note 1. Organization

Columbia Government Plus Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 10, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund's investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

16

Columbia Government Plus Reserves, August 31, 2009

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

17

Columbia Government Plus Reserves, August 31, 2009

For the year ended August 31, 2009, permanent book and tax basis differences were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$(1)	$—	$1

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31,
	2009	2008
Ordinary Income*	$14,170,418	$30,755,395
Long-Term Capital Gains	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$21,346	$—

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$9,005
2012	204
2013	1,068
2014	89,176
2015	1,719
2016	38,980
Total	$140,152

Of the capital loss carryforwards attributable to the Fund, $9,331 ($9,005 expiring on August 31, 2011, $102 expiring on August 31, 2012 and $224 expiring on August 31, 2013) was acquired from fund mergers.

Capital loss carryforwards of $1,766 were utilized during the year ended August 31, 2009.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets

18

Columbia Government Plus Reserves, August 31, 2009

through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.067%
Over $125 billion	0.020%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the class' shares.

19

Columbia Government Plus Reserves, August 31, 2009

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class shares	0.15	%*	0.25	%**
Servicing Plans:
Liquidity Class shares	0.15	%*	0.25	%**
Adviser Class shares	0.25%		0.25%
Retail A shares	0.10%		0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees through December 31, 2010 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted a shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund.

20

Columbia Government Plus Reserves, August 31, 2009

The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses by $203 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Fund and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the year ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2009, 91.7% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the SEC (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an

21

Columbia Government Plus Reserves, August 31, 2009

independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Business Combinations and Mergers

As of March 31, 2008, Government Money Fund, a series of Excelsior Funds, Inc., merged into the Fund. The Fund received a tax-free transfer of assets from Government Money Fund in exchange for Trust Class Shares of the Fund as follows:

Shares Issued	Net Assets Received
350,964,152	$350,875,179

Net Assets of Government Money Fund Prior to Combination	Net Assets of Columbia Government Plus Reserves Immediately Prior to Combination	Net Assets of Columbia Government Plus Reserves Immediately After Combination
$350,875,179	$1,118,425,994	$1,469,301,173

Note 10. Subsequent Event

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

22

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of Columbia Government Plus Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Government Plus Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 22, 2009

23

Federal Income Tax Information (Unaudited) – Columbia Government Plus Reserves

The Fund designates the maximum amount allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

24

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director—E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director—Cobra Electronics Corporation (electronic equipment manufacturer); Director—Spectrum Brands, Inc. (consumer products); Director—Simmons Company (bedding); Director—The Finish Line (sportswear).

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer—California General Bank, N.A., from January 2008 through current; President, Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman—Conseco, Inc. (insurance), September 2003 through current; Executive Chairman—Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director—Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)`	Retired. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; oversees 66; Director—MIT Investment Company; Trustee—MIT 401k Plan; Trustee and Chairman—Research Foundation of CFA Institute.

25

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group; oversees 66; Board Member—Piedmont Natural Gas.

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee(1) (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director—Renaissance Reinsurance Ltd; Director—Penn Mutual Life Insurance Company; Director—Citigroup.

1  Mr. Santomero is currently deemed by the Columbia Funds to be an "interested person" (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. and Citibank, N.A. Citigroup, Inc., through its subsidiaries and affiliates, may engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the Columbia Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer—Columbia Funds, from June 2008 to January 2009; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

26

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

27

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Plus Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

29

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Government Plus Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/23536-0809 (10/09) 09/93192

Annual Report

August 31, 2009

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in the money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 9 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

Understanding Your Expenses – Columbia Connecticut Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,001.31	1,023.69	1.51	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,001.81	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – Columbia Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,001.51	1,023.59	1.61	1.63	0.32
G-Trust Shares	1,000.00	1,000.00	1,001.92	1,024.00	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – Columbia Connecticut Municipal Reserves

August 31, 2009

Municipal Bonds – 93.5%

	Par ($)	Value ($)
Connecticut – 54.9%
CT Development Authority
Health Care Revenue Independent Living Program, Series 1990, LOC: HSBC Bank USA N.A.
0.150% 07/01/15 (09/07/09) (a)(b)	3,505,000	3,505,000
Imperial Electric Assembly, Series 2001, AMT, LOC: Wachovia Bank N.A.
0.600% 05/01/21 (09/07/09) (a)(b)	1,050,000	1,050,000
Solid Waste Program, Rand-Whitney Containerboard LP, Series 1993, AMT, LOC: Bank of Montreal
0.280% 08/01/23 (09/07/09) (a)(b)	10,465,000	10,465,000

CT Greenwich
Series 2009, 1.000% 01/28/10	20,000,000	20,052,805

CT Health & Educational Facilities Authority
Choate Rosemary Hall Foundation, Series 2008 D, LOC: JPMorgan Chase Bank
0.210% 07/01/37 (09/07/09) (a)(b)	3,600,000	3,600,000
Danbury Hospital, Series 2008 J, LOC: Wachovia Bank N.A. 0.250% 07/01/36 (09/07/09) (a)(b)	1,050,000	1,050,000
Hotchkiss School, Series 2000 A, SPA: Northern Trust Company 0.210% 07/01/30 (09/07/09) (a)(b)	14,300,000	14,300,000
Series 2007 B, LOC: TD Banknorth N.A. 0.230% 07/01/37 (09/07/09) (a)(b)	6,000,000	6,000,000
Trinity College, Series 2008 L, LOC: JPMorgan Chase Bank 0.240% 07/01/34 (09/07/09) (a)(b)	955,000	955,000

	Par ($)	Value ($)
Yale University: Series -2, 0.350% 10/07/09	5,000,000	5,000,000
Series 1999 U2, 0.150% 07/01/33 (09/07/09) (b)(c)(d)	12,810,000	12,810,000
Series 2001 V-1, 0.100% 07/01/36 (09/01/09) (b)(c)(d)	2,820,000	2,820,000
Series 2001 V-2, 0.100% 07/01/36 (09/01/09) (b)(c)(d)	1,000,000	1,000,000
Series 2003 X-2, 0.150% 07/01/37 (09/07/09) (b)(c)	4,000,000	4,000,000
Yale-New Haven Hospital, Series 2008 K2, LOC: JPMorgan Chase Bank 0.170% 07/01/25 (09/07/09) (a)(b)	2,060,000	2,060,000

CT Housing Finance Authority
CIL Realty, Inc.: Series 2005, AMT, LIQ FAC: Citibank N.A. 0.410% 11/15/10 (09/07/09) (a)(b)	4,665,000	4,665,000
Series 2007, AMT, SPA: Bank of New York 0.360% 11/15/15 (09/07/09) (a)(b)	5,965,000	5,965,000
Series 2008 A4, AMT, SPA: JPMorgan Chase Bank 0.290% 11/15/28 (09/07/09) (a)(b)	20,000,000	20,000,000
Series 2008, LOC: HSBC Bank USA N.A. 0.220% 07/01/32 (09/07/09) (a)(b)	3,145,000	3,145,000

CT JPMorgan Chase Putters Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase & Co.
0.270% 04/15/10 (09/07/09) (a)(b)(e)	4,330,000	4,330,000

CT Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Merrill Lynch Capital Services 1.400% 07/01/37 (09/07/09) (a)(b)(f)	14,300,000	14,300,000

See Accompanying Notes to Financial Statements.

3

Columbia Connecticut Municipal Reserves

August 31, 2009

Municipal Bonds (continued)

	Par ($)	Value ($)
Connecticut (continued)
CT Regional School District No. 16
Series 2008, 2.000% 12/10/09	1,590,000	1,593,224

CT State
Series 1992 B, 6.150% 09/01/09	6,200,000	6,200,000
Series 2005 A-1, SPA: Dexia Credit Local 0.450% 03/01/23 (09/07/09) (a)(b)	13,375,000	13,375,000

CT Town of New Canaan
Series 2005, Pre-refunded 04/01/10, 4.625% 04/01/23 (04/01/10) (b)	1,750,000	1,792,421

CT University of Connecticut
Series 2000 A, Pre-refunded 03/01/10, 5.625% 03/01/20 (03/01/10) (b)	1,000,000	1,034,911

Connecticut Total		165,068,361

Puerto Rico – 38.6%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG 0.320% 08/01/47 (09/07/09) (a)(b)	14,300,000	14,300,000

PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 A, LIQ FAC: Citibank N.A. 0.440% 07/01/26 (09/07/09) (a)(b)	6,850,000	6,850,000
Series 2008, LOC: Societe Generale 0.320% 07/01/32 (09/07/09) (a)(b)	8,160,000	8,160,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998, LOC: Scotia Bank 0.450% 07/01/28 (09/07/09) (a)(b)	25,855,000	25,855,000

	Par ($)	Value ($)
Series 2008, LOC: Dexia Credit Local 1.000% 01/01/28 (09/07/09) (a)(b)	1,475,000	1,475,000

PR Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local 1.370% 08/01/42 (09/07/09) (a)(b)	14,325,000	14,325,000

PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2009, LIQ FAC: Citibank N.A. 0.340% 08/01/54 (09/07/09) (a)(b)(e)	14,245,000	14,245,000

PR Commonwealth of Puerto Rico
Series 2007 A-6, LOC: UBS Warburg AG 0.100% 07/01/33 (09/01/09) (a)(b)	10,220,000	10,220,000
Series 2007 A9, LOC: Wachovia Bank N.A. 0.180% 07/01/34 (09/07/09) (a)(b)	18,620,000	18,620,000
Series 2008 B, LOC: Wachovia Bank N.A. 0.100% 07/01/32 (09/01/09) (a)(b)	2,000,000	2,000,000

Puerto Rico Total		116,050,000

Total Municipal Bonds (cost of $281,118,361)		281,118,361

Short-Term Obligation – 4.3%

U.S. Government Agency – 4.3%
Federal Home Loan Bank
0.110% 09/01/09 (g)	12,995,000	12,995,000

U.S. Government Agencies Total		12,995,000

Total Short-Term Obligation (cost of $12,995,000)		12,995,000

Total Investments (h) – 97.8% (cost of $294,113,361)		294,113,361

Other Assets & Liabilities, Net – 2.2%		6,485,472

Net Assets – 100.0%		300,598,833

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Municipal Reserves

August 31, 2009

Notes to Investment Portfolio:

(a)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(b)	Parenthetical date represents the effective maturity date for the security.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(d)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at August 31, 2009.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid, amounted to $18,575,000, which represents 6.2% of net assets.

(f)	Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(g)	The rate shown represents the discount rate at the date of purchase.

(h)	Cost for federal income tax purposes is $294,113,361.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of August 31, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – Columbia Massachusetts Municipal Reserves

August 31, 2009

Municipal Bonds – 93.0%

	Par ($)	Value ($)
Massachusetts – 85.3%
MA Bay Transportation Authority
Series 2000 A, Pre-refunded 07/01/10, 5.750% 07/01/11 (07/01/10) (a)	2,835,000	2,960,237
Series 2000, SPA: Dexia Credit Local 0.400% 03/01/30 (09/07/09) (a)(b)	9,800,000	9,800,000

MA Deutsche Bank Spears/Lifers Trust
Series 2008, GTY AGMT: Deutsche Bank AG 0.320% 05/01/39 (09/07/09) (a)(b)	3,610,000	3,610,000

MA Development Finance Agency
Abby Kelly Foster Charter, Series 2008, LOC: TD Banknorth N.A. 0.270% 09/01/38 (09/07/09) (a)(b)	2,995,000	2,995,000
Avalon Action, Inc., Series 2006, AMT, LIQ FAC: FNMA 0.390% 07/15/40 (09/07/09) (a)(b)	5,000,000	5,000,000
Boston University, Series 2008: LOC: Bank of Nova Scotia 0.150% 10/01/40 (09/07/09) (a)(b)	10,000,000	10,000,000
LOC: BNP Paribas 0.150% 10/01/40 (09/07/09) (a)(b)	5,555,000	5,555,000
Cardinal Cushing Centers, Inc., Series 2003, LOC: Banco Santander 0.290% 02/01/33 (09/07/09) (a)(b)	6,535,000	6,535,000
Harvard University, Series 2003, 0.140% 07/15/33 (09/07/09) (a)(c)	7,360,000	7,360,000
ISO New England, Inc., Series 2005, LOC: TD Bank N.A. 0.220% 02/01/32 (09/07/09) (a)(b)	3,500,000	3,500,000

	Par ($)	Value ($)
Seashore Point Deaconess, Series 2007, LOC: Banco Santander 0.250% 06/01/37 (09/07/09) (a)(b)	6,000,000	6,000,000
Series 2004, AMT, LIQ FAC: FHLMC 0.650% 01/01/36 (09/07/09) (a)(b)	9,720,000	9,720,000
Simmons College, Series 2006 G, LOC: TD Banknorth N.A. 0.200% 10/01/35 (09/07/09) (a)(b)	4,800,000	4,800,000
The Belmont Day School, Inc., Series 2001, LOC: PNC Bank N.A. 0.320% 07/01/31 (09/07/09) (a)(b)	3,700,000	3,700,000
The Fay School, Inc., Series 2008, LOC: TD Banknorth N.A. 0.310% 04/01/38 (09/07/09) (a)(b)	11,600,000	11,600,000

MA Federal Highway Grant Anticipation Notes
Series 2000 A, 5.500% 12/15/09	1,000,000	1,012,851

MA Health & Educational Facilities Authority
Boston University, Series 1985, LOC: State Street Bank & Trust Co. 0.200% 12/01/29 (09/07/09) (a)(b)	7,600,000	7,600,000
Harrington Memorial, Series 2008 A, LOC: TD Banknorth N.A. 0.310% 07/01/38 (09/07/09) (a)(b)	10,000,000	10,000,000
Harvard University, Series 2000 Y, 0.140% 07/01/35 (09/07/09) (a)(c)	1,000,000	1,000,000
Henry Heywood Memorial Hospital, Series 2009 C, LOC: TD Banknorth N.A.
0.180% 07/01/38 (09/01/09) (a)(b)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

6

Columbia Massachusetts Municipal Reserves

August 31, 2009

Municipal Bonds (continued)

	Par ($)	Value ($)
Massachusetts (continued)
Massachusetts Institute of Technology, Series 2001 J-2,
0.140% 07/01/31 (09/07/09) (a)(c)	15,000,000	15,000,000
Northeastern University, Series 2008, LOC: JPMorgan Chase Bank 0.130% 10/01/22 (09/01/09) (a)(b)	8,145,000	8,145,000
Partners Healthcare Systems, Inc.:
Series 2003 D-4, SPA: Citibank N.A. 0.180% 07/01/38 (09/07/09) (a)(b)	10,990,000	10,990,000
Series 2005 F-3, SPA: Citibank N.A. 0.150% 07/01/40 (09/07/09) (a)(b)	885,000	885,000
Series 2009 I-1 0.150% 07/01/44 (09/07/09) (a)(c)	5,000,000	5,000,000
Putters, Series 2006, LIQ FAC: JPMorgan Chase Bank 0.420% 10/01/12 (09/07/09) (a)(b)	170,000	170,000
Series 2000 BB, 0.150% 02/01/34 (09/07/09) (a)(c)(d)	2,100,000	2,100,000
Series 2008, LOC: TD Banknorth N.A. 0.180% 02/01/38 (09/01/09) (a)(b)	4,500,000	4,500,000

MA Housing Finance Agency
Series 2008, AMT, LIQ FAC: Citibank N.A. 0.410% 06/01/41 (09/07/09) (a)(b)(e)	11,765,000	11,765,000

MA JPMorgan Chase Putters/Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.300% 07/01/10 (09/07/09) (a)(b)(e)	6,090,000	6,090,000

	Par ($)	Value ($)
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: Dexia Credit Local 1.350% 07/01/30 (09/07/09) (a)(b)	21,395,000	21,395,000
Series 2008, AMT: LIQ FAC: FHLMC 0.650% 11/01/37 (09/07/09) (a)(b)	21,955,000	21,955,000
LIQ FAC: FHLMC 0.670% 05/01/55 (09/07/09) (a)(b)	10,780,000	10,780,000

MA Route 3 North Transit Improvement Association
Series 2000, Pre-refunded 06/15/10, 5.375% 06/15/33 (06/15/10) (a)	5,600,000	5,817,395

MA State
Series 2000 B: Pre-refunded 06/01/10, 5.700% 06/01/19 (06/10/10) (a)	10,000,000	10,397,979
SPA: State Street Bank & Trust Co. 0.110% 12/01/30 (09/01/09) (a)(b)	28,800,000	28,800,000
Series 2005 A, SPA: Citibank N.A. 0.320% 02/01/28 (09/07/09) (a)(b)	4,935,000	4,935,000
Series 2007, LOC: Dexia Credit Local 1.000% 01/01/34 (09/07/09) (a)(b)	7,450,000	7,450,000
Series 2008 A, LOC: Societe Generale: 0.320% 05/01/37 (09/07/09) (a)(b)	8,500,000	8,500,000
0.320% 08/01/37 (09/07/09) (a)(b)	7,625,000	7,625,000

MA Town of Foxborough
Series 2000, Pre-refunded 06/01/10, 6.000% 06/01/18 (06/01/10) (a)	3,315,000	3,486,727

MA Town of Hingham
Series 2009 D, 1.250% 12/23/09	11,100,000	11,131,125

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Municipal Reserves

August 31, 2009

Municipal Bonds (continued)

	Par ($)	Value ($)
Massachusetts (continued)
MA Turnpike Authority
Series 2008 A, LOC: Societe Generale 0.320% 01/01/29 (09/07/09) (a)(b)	16,670,000	16,670,000

MA University of Massachusetts Building Authority
Series 2008-1, LOC: Lloyds TSB Bank PLC 0.250% 05/01/38 (09/07/09) (a)(b)	15,755,000	15,755,000

MA Water Resources Authority
Series 2008 E, SPA: JPMorgan Chase & Co. 0.240% 08/01/37 (09/07/09) (a)(b)	24,950,000	24,950,000
Series 2008 F, SPA: Bank of Nova Scotia 0.170% 08/01/29 (09/07/09) (a)(b)	8,095,000	8,095,000
Series 2008, LOC: Dexia Credit Local 1.000% 08/01/25 (09/07/09) (a)(b)	2,985,000	2,985,000

Massachusetts Total		392,121,314

Puerto Rico – 7.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2007 A, LIQ FAC: Citibank N.A. 0.440% 07/01/26 (09/07/09) (a)(b)	5,000,000	5,000,000

PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998, LOC: Scotia Bank 0.450% 07/01/28 (09/07/09) (a)(b)	2,345,000	2,345,000
Series 2008, LOC: Dexia Credit Local 1.000% 01/01/28 (09/07/09) (a)(b)	105,000	105,000

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2009, LIQ FAC: Citibank N.A. 0.340% 08/01/39 (09/07/09) (a)(b)(e)	8,250,000	8,250,000

PR Commonwealth of Puerto Rico
Series 2007 A8, LOC: Wachovia Bank N.A. 0.180% 07/01/34 (09/07/09) (a)(b)	10,300,000	10,300,000
Series 2007 A9, LOC: Wachovia Bank N.A. 0.180% 07/01/34 (09/07/09) (a)(b)	9,330,000	9,330,000

Puerto Rico Total		35,330,000

Total Municipal Bonds (cost of $427,451,314)		427,451,314

Commercial Paper – 6.9%
MA Bay Transportation Authority
0.350% 10/08/09	8,500,000	8,500,000

MA Health & Educational Facilities Authority
Partners Healthcare Systems, Inc.,
Series 2008 H-1, 0.450% 01/12/10	10,000,000	10,000,000

MA Health & Educational Facilities University
Harvard University, Series EE, 0.350% 12/10/09	5,000,000	5,000,000

MA State
0.330% 09/14/09	8,000,000	8,000,000

Total Commercial Paper (cost of $31,500,000)		31,500,000

Total Investments (f) – 99.9% (cost of $458,951,314)		458,951,314

Other Assets & Liabilities, Net – 0.1%		400,846

Net Assets – 100.0%		459,352,160

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Municipal Reserves

August 31, 2009

Notes to Investment Portfolio:

(a)	Parenthetical date represents the effective maturity date for the security.

(b)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2009.

(c)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at August 31, 2009.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, these securities, which are not illiquid, amounted to $26,105,000, which represents 5.7% of net assets.

(f)	Cost for federal income tax purposes is $458,951,314.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund’s portfolio as of August 31, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statements of Assets and Liabilities – Columbia Money Market Funds

August 31, 2009

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Assets	Investments, at amortized cost approximating value	294,113,361	458,951,314
	Cash	2,361	1,218
	Receivable for:
	Investments sold	6,105,350	—
	Fund shares sold	—	2,250
	Interest	533,562	591,764
	Expense reimbursement due from investment advisor	17,930	11,469
	Trustees’ deferred compensation plan	8,102	10,467
	Prepaid expenses	6,478	11,628

	Total Assets	300,787,144	459,580,110

Liabilities	Payable for:
	Distributions	49,968	42,265
	Investment advisory fee	40,394	61,136
	Administration fee	3,581	6,752
	Transfer agent fee	384	595
	Trustees’ fees	17,584	22,781
	Audit fee	34,228	34,250
	Pricing and bookkeeping fees	13,332	15,053
	Custody fee	1,302	1,603
	Shareholder services fee – Retail A Shares	2,495	10,040
	Chief compliance officer expenses	116	177
	Trustees’ deferred compensation plan	8,102	10,467
	Other liabilities	16,825	22,831

	Total Liabilities	188,311	227,950

	Net Assets	300,598,833	459,352,160

Net Assets Consist of	Paid-in capital	300,490,181	459,235,782
	Undistributed net investment income	108,652	116,378

	Net Assets	300,598,833	459,352,160

Retail A Shares	Net assets	$24,601,863	$143,993,424
	Shares outstanding	24,592,444	143,957,730
	Net asset value per share	$1.00	$1.00

G-Trust Shares	Net assets	$275,996,970	$315,358,736
	Shares outstanding	275,897,738	315,278,053
	Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

10

Statements of Operations – Columbia Money Market Funds

For the Year Ended August 31, 2009

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Investment Income	Interest	4,268,687	6,064,095

Expenses	Investment advisory fee	536,296	732,824
	Administration fee	236,193	337,378
	Shareholder services fee - Retail A Shares	27,688	98,936
	Transfer agent fee	3,694	4,531
	Pricing and bookkeeping fees	118,047	137,392
	Trustees’ fees	10,173	27,300
	Custody fee	9,809	10,815
	Chief compliance officer expenses	705	891
	Treasury temporary guarantee program fee	128,485	196,299
	Other expenses	154,518	161,606

	Total Expenses	1,225,608	1,707,972

	Fees waived or expenses reimbursed by investment advisor and/or administrator	(352,032)	(431,221)
	Expense reductions	(2,417)	(762)

	Net Expenses	871,159	1,275,989

	Net Investment Income	3,397,528	4,788,106

	Net realized gain on investments	70,287	22,610

	Net Increase Resulting from Operations	3,467,815	4,810,716

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Connecticut Municipal Reserves		Columbia Massachusetts Municipal Reserves
	Year Ended August 31,		Year Ended August 31,
	2009 ($)	2008 ($)	2009 ($)	2008 ($)
Operations
Net investment income	3,397,528	7,314,862	4,788,106	10,167,391
Net realized gain on investments	70,287	38,168	22,610	39,429

Net increase resulting from operations	3,467,815	7,353,030	4,810,716	10,206,820

Distributions to Shareholders
From net investment income:
Retail A Shares	(251,452)	(752,579)	(1,074,346)	(3,043,613)
G-Trust Shares	(3,146,076)	(6,562,283)	(3,713,758)	(7,123,778)

Total distributions to shareholders	(3,397,528)	(7,314,862)	(4,788,104)	(10,167,391)

Net Capital Stock Transactions	17,138,214	101,930,454	(106,034,180)	247,993,184
Total increase (decrease) in net assets	17,208,501	101,968,622	(106,011,568)	248,032,613

Net Assets
Beginning of period	283,390,332	181,421,710	565,363,728	317,331,115
End of period	300,598,833	283,390,332	459,352,160	565,363,728
Undistributed net investment income at end of period	108,652	38,365	116,378	93,765

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Connecticut Municipal Reserves
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	56,766,010	56,766,010	53,848,475	53,848,476
Distributions reinvested	248,725	248,725	752,726	752,726
Redemptions	(64,137,998)	(64,137,998)	(57,511,002)	(57,511,002)

Net decrease	(7,123,263)	(7,123,263)	(2,909,801)	(2,909,800)
G-Trust Shares
Subscriptions	496,233,462	496,233,462	619,026,302	619,026,302
Distributions reinvested	16,237	16,237	18,555	18,555
Redemptions	(471,988,222)	(471,988,222)	(514,204,603)	(514,204,603)

Net increase	24,261,477	24,261,477	104,840,254	104,840,254

See Accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets (continued) – Capital Stock Activity

	Columbia Massachusetts Municipal Reserves
	Year Ended August 31, 2009		Year Ended August 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	212,493,139	212,493,139	265,278,228	265,278,228
Distributions reinvested	1,073,559	1,073,559	3,041,147	3,041,147
Redemptions	(223,629,985)	(223,629,985)	(220,759,952)	(220,759,952)

Net increase (decrease)	(10,063,287)	(10,063,287)	47,559,423	47,559,423
G-Trust Shares
Subscriptions	474,572,409	474,572,409	676,202,433	676,202,433
Distributions reinvested	18,624	18,624	—	—
Redemptions	(570,561,926)	(570,561,926)	(475,768,672)	(475,768,672)

Net increase (decrease)	(95,970,893)	(95,970,893)	200,433,761	200,433,761

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended May 31,
Retail A Shares	2009		2008		2007		2006 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.009	(c)	0.024	(c)	0.033	(c)	0.008	(c)	0.024	(c)	0.010

Less Distributions to Shareholders:
From net investment income	(0.009)		(0.024)		(0.033)		(0.008)		(0.024)		(0.010)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.89%		2.38%		3.39%		0.83	%(f)	2.43%		1.03%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.34	%(g)	0.30	%(g)	0.30	%(g)	0.30	%(g)(h)	0.46	%(g)	0.64%
Waiver/Reimbursement	0.10%		0.11%		0.21%		0.33	%(h)	0.14%		0.03%
Net investment income	0.91	%(g)	2.36	%(g)	3.35	%(g)	3.30	%(g)(h)	2.41	%(g)	0.96%
Net assets, end of period (000s)	$24,602		$31,715		$34,621		$22,354		$24,970		$13,051

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended May 31,
G-Trust Shares	2009		2008		2007		2006 (a)		2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.010	(d)	0.025	(d)	0.034	(d)	0.009	(d)	0.025	(d)	0.011

Less Distributions to Shareholders:
From net investment income	(0.010)		(0.025)		(0.034)		(0.009)		(0.025)		(0.011)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.99%		2.48%		3.50%		0.86	%(g)	2.52%		1.13%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.24	%(h)	0.20	%(h)	0.20	%(h)	0.20	%(h)(i)	0.37	%(h)	0.55%
Waiver/Reimbursement	0.10%		0.11%		0.21%		0.33	%(i)	0.13%		—	%(j)
Net investment income	0.95	%(h)	2.41	%(h)	3.45	%(h)	3.39	%(h)(i)	2.48	%(h)	1.05%
Net assets, end of period (000s)	$275,997		$251,676		$146,801		$109,635		$74,575		$94,459

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(c)	On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended May 31,
Retail A Shares	2009		2008		2007		2006 (a)		2006 (b)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.009	(c)	0.024	(c)	0.034	(c)	0.008	(c)	0.024	(c)	0.011

Less Distributions to Shareholders:
From net investment income	(0.009)		(0.024)		(0.034)		(0.008)		(0.024)		(0.011)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.94%		2.40%		3.43%		0.84	%(f)	2.47%		1.11%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.32	%(g)	0.28	%(g)	0.28	%(g)	0.28	%(g)(h)	0.42	%(g)	0.60%
Waiver/Reimbursement	0.09%		0.08%		0.15%		0.19	%(h)	0.08%		0.02%
Net investment income	0.87	%(g)	2.31	%(g)	3.38	%(g)	3.31	%(g)(h)	2.48	%(g)	1.04%
Net assets, end of period (000s)	$143,993		$154,075		$106,505		$69,743		$56,919		$38,586

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,						Period Ended August 31,		Year Ended May 31,
G-Trust Shares	2009		2008		2007		2006 (a)		2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.010	(d)	0.025	(d)	0.035	(d)	0.009	(d)	0.025	(d)	0.012

Less Distributions to Shareholders:
From net investment income	(0.010)		(0.025)		(0.035)		(0.009)		(0.025)		(0.012)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	1.03%		2.48	%(g)	3.51%		0.86	%(h)	2.54%		1.19%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.24	%(i)	0.20	%(i)	0.20	%(i)	0.20	%(i)(j)	0.34	%(i)	0.52%
Waiver/Reimbursement	0.09%		0.08%		0.15%		0.19	%(j)	0.08%		0.01%
Net investment income	1.01	%(i)	2.28	%(g)(i)	3.46	%(i)	3.39	%(i)(j)	2.54	%(i)	1.12%
Net assets, end of period (000s)	$315,359		$411,289		$210,826		$159,235		$152,704		$126,602

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(c)	On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(d)	Per share data was calculated using the average shares outstanding during the period.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The relationship of the class’ net investment income ratio to total return may be affected by changes in the class’ relative net assets during the fiscal period.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – Columbia Money Market Funds

August 31, 2009

Note 1. Organization

Columbia Funds Series Trust (the “Trust”), registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a “Fund” and collectively, the “Funds”), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

Columbia Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. Columbia Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Retail A and G-Trust shares. Retail A shares are only generally available to existing shareholders of Retail A shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 9, noted no items requiring adjustment of the financial statements or additional disclosures. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Funds Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds Board of Directors has established procedures intended to stabilize the Funds net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Funds’ investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Columbia Money Market Funds

August 31, 2009

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2009, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Funds net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
Columbia Connecticut Municipal Reserves	$70,287	$(70,286)	$(1)
Columbia Massachusetts Municipal Reserves	22,611	(22,610)	(1)

20

Columbia Money Market Funds

August 31, 2009

Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the years ended August 31, 2009 and August 31, 2008 was as follows:

	August 31, 2009
	Tax-Exempt Income	Ordinary Income*	Long-term Capital Gains
Columbia Connecticut Municipal Reserves	$3,314,270	$83,258	$—
Columbia Massachusetts Municipal Reserves	4,762,284	25,820	—

	August 31, 2008
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$7,193,160	$120,841	$861
Columbia Massachusetts Municipal Reserves	10,097,643	53,361	16,387

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Log-Term Capital Gains
Columbia Connecticut Municipal Reserves	$160,969	$—	$—
Columbia Massachusetts Municipal Reserves	168,064	—	—

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Funds. Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund’s average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the year ended August 31, 2009, the effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund’s average daily net assets.

21

Columbia Money Market Funds

August 31, 2009

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below each Fund’s minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Funds.

Shareholder Servicing Fee

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds’ shares.

The Trust has adopted a shareholder services plan (the “Servicing Plan”) with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

22

Columbia Money Market Funds

August 31, 2009

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Funds’ other service providers have contractually agreed to bear a portion of the Funds’ expenses through December 31, 2010, so that the Funds’ ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, do not exceed the annual rate of 0.20% of each Fund’s average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

Effective December 15, 2008, the Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” on the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” on the Statements of Assets and Liabilities.

As a result of fund mergers, each Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in “Trustees’ fees” on the Statements of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the year ended August 31, 2009, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
Columbia Connecticut Municipal Reserves	$2,417
Columbia Massachusetts Municipal Reserves	762

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an

23

Columbia Money Market Funds

August 31, 2009

additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. Prior to December 18, 2008, the Funds and other affiliated funds participated in a $200,000,000 uncommitted, unsecured line of credit provided by State Street under similar terms. Interest was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%.

For the year ended August 31, 2009, the Funds did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2009, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	23.9

As of August 31, 2009, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	7.6
Columbia Massachusetts Municipal Reserves	1	30.3

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 8. Significant Risks and Contingencies

Non-Diversified Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a Fund’s value will likely be more volatile than the value of more diversified funds.

Geographic Concentration Risk

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers. At August 31, 2009, investment concentrations by state and/or qualified issuers of each Fund were as follows:

Columbia Connecticut Municipal Reserves	% of Net Assets
Connecticut	54.9
Puerto Rico	38.6

Columbia Massachusetts Municipal Reserves	% of Net Assets
Massachusetts	85.3
Puerto Rico	7.7

Concentration of Credit Risk

Columbia Massachusetts Municipal Reserves investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At August 31, 2009, there were no private insurers who insured greater than 5% of the total net assets of Columbia Massachusetts Municipal Reserves.

24

Columbia Money Market Funds

August 31, 2009

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the “Treasury”) opened a temporary guarantee program (the “Program”) for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Funds approved the Funds’ continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors of each respective Fund as of the close of business on September 19, 2008 were guaranteed against loss under the Program in the event the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a “guarantee event”) and the Funds subsequently liquidated. The Program only covered the amount a shareholder held in each respective Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to each Fund’s shares.

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves paid $134,946 and $206,170, respectively, to the Treasury to participate in the Program. This fee is being expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary expense for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One

25

Columbia Money Market Funds

August 31, 2009

of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Subsequent Event

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Funds.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a series of Columbia Funds Series Trust, hereafter collectively referred to as the “Funds”) at August 31, 2009, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2009

27

Federal Income Tax Information (Unaudited)

For the fiscal year ended August 31, 2009, the following percentage of distributions from net investment income of the Funds qualify as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

Federal Exempt Percentage
Columbia Connecticut Municipal Reserves	99.6%
Columbia Massachusetts Municipal Reserves	99.9%

The Funds will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director–E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director–Cobra Electronics Corporation (electronic equipment manufacturer); Director–Spectrum Brands, Inc. (consumer products); Director–Simmons Company (bedding); Director–The Finish Line (sportswear).

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer–California General Bank, N.A., from January 2008 through current; President, Retail Banking–IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer–Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman–Conseco, Inc. (insurance), September 2003 through current; Executive Chairman–Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director–Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired. President and Director–Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director–Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman–Franklin Portfolio Associates (investing–Mellon affiliate), 1982 through 2007; oversees 66; Director–MIT Investment Company; Trustee–MIT 401k Plan; Trustee and Chairman–Research Foundation of CFA Institute.

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group; oversees 66; Board Member–Piedmont Natural Gas.

29

Fund Governance (continued)

Interested Trustee

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in the Columbia Funds Complex Overseen by Trustee, Other Directorships Held

Anthony M. Santomero (Born 1946)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor–McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer–Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director–Renaissance Reinsurance Ltd; Director–Penn Mutual Life Insurance Company; Director–Citigroup.

[1]

Mr. Santomero is currently deemed by the Columbia Funds to be an “interested person” (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. (“Citigroup”), a company that may through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Columbia Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

30

Fund Governance (continued)

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer–Columbia Funds, from June 2008 to January 2009; Treasurer–Columbia Funds, from October 2003 to May 2008; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Senior Vice President–Columbia Management Advisors, LLC, from April 2003 to December 2004; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

31

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years

Julian Quero (Born 1967)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting of the Advisor from April 2002 to October 2004.

Stephen T. Welsh (Born 1957)
One Financial Center Boston, MA 02111 Vice President (since 1996)	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

32

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to fund securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

33

One Financial Center

Boston, MA 02111-2621

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-42/23320-0809 (10/09) 09/93195

Annual Report

August 31, 2009

Columbia Daily Cash Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of the risks of investing in money market mutual funds.

The views expressed in the President’s Message reflect the current views of Columbia Funds’ President. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multiyear lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets in the spring. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. As of the June 30 market close, the S&P 500 Index1 was trading at nearly 16.6 times its 2009 Wall Street consensus earnings estimates with a sharp increase of nearly 36% since March 9. More mixed economic news has yet to provide the all-clear signal for investors, although economic activity has started to firm up. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 10 of the Notes to Financial Statements for additional information.

[1]	The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Past performance is no guarantee of future results.

Understanding Your Expenses – Columbia Daily Cash Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below $1,000, your account generally will be subject to a $10 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, shareholder administration fee and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

04/01/09 – 08/31/09

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Trust Class	1,000.00	1,000.00	1,001.09	1,023.59	1.34	1.63	0.32

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal period and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Actual expenses paid for period of 04/01/09 — 08/31/09.

Hypothetical expenses paid for period of 03/01/09 — 08/31/09.

1

Investment Portfolio – Columbia Daily Cash Reserves

August 31, 2009

Commercial Paper (a) – 38.3%

	Par ($)	Value ($)
American Honda Finance Corp.
0.330% 11/03/09	1,000,000	999,423
0.380% 11/18/09	1,000,000	999,177

Australia & New Zealand Banking Group Ltd.
0.370% 01/19/10	4,000,000	3,994,244
0.400% 02/08/10	1,000,000	998,222

Barton Capital Corp.
0.300% 11/04/09	1,000,000	999,467
0.320% 10/07/09	1,000,000	999,680
0.330% 10/06/09	2,000,000	1,999,358

Bryant Park Funding LLC
0.230% 09/16/09	4,000,000	3,999,617

Chariot Funding LLC
0.230% 09/11/09	3,000,000	2,999,808

Citigroup Funding, Inc.
0.400% 09/01/09	11,000,000	11,000,000

Danske Corp.
0.240% 09/22/09	1,000,000	999,860

E.ON AG
0.560% 11/12/09	1,000,000	998,880

Fairway Finance LLC
0.230% 09/21/09	4,000,000	3,999,489
0.290% 11/06/09	1,000,000	999,468
0.340% 10/01/09	2,170,000	2,169,385
0.360% 09/08/09	9,000,000	8,999,370
0.360% 10/06/09	1,000,000	999,650

Gemini Securitization Corp. LLC
0.230% 09/10/09	1,000,000	999,942
0.230% 09/18/09	1,000,000	999,891
0.300% 11/02/09	1,000,000	999,483
0.320% 09/02/09	6,000,000	5,999,947
0.330% 10/09/09	1,000,000	999,652
0.350% 09/08/09	1,000,000	999,932
0.370% 09/17/09	12,000,000	11,998,027
0.380% 09/10/09	1,000,000	999,905

General Electric Capital Corp.
0.320% 10/22/09	10,000,000	9,995,467

General Electric Co.
0.350% 09/23/09	2,000,000	1,999,572

Grampian Funding LLC
0.400% 09/28/09	4,000,000	3,998,800
0.500% 11/30/09	4,000,000	3,995,000

JPMorgan Chase Funding, Inc.
0.280% 11/06/09	1,300,000	1,299,333
0.500% 10/19/09	12,000,000	11,992,000

	Par ($)	Value ($)
Liberty Street Funding LLC
0.250% 10/13/09	4,000,000	3,998,833
0.300% 11/02/09	11,500,000	11,494,058
0.300% 11/03/09	1,000,000	999,475
0.300% 11/05/09	1,000,000	999,458
0.360% 09/15/09	4,000,000	3,999,440

LMA Americas LLC
0.240% 09/17/09	1,000,000	999,893

Matchpoint Master Trust
0.230% 09/16/09	7,000,000	6,999,329

Old Line Funding LLC
0.230% 09/14/09	2,000,000	1,999,834

Park Avenue Receivables Corp.
0.230% 09/01/09	1,000,000	1,000,000

Sheffield Receivables Corp.
0.230% 10/07/09	5,000,000	4,998,850
0.300% 09/09/09	2,000,000	1,999,867
0.300% 11/06/09	3,000,000	2,998,350
0.300% 11/10/09	1,000,000	999,417
0.310% 10/15/09	1,000,000	999,621
0.330% 10/02/09	1,000,000	999,716
0.370% 09/15/09	4,000,000	3,999,424

Starbird Funding Corp.
0.230% 09/21/09	8,000,000	7,998,978

Straight-A Funding LLC
0.270% 10/26/09	1,000,000	999,588

Toyota Credit Canada, Inc.
0.450% 12/04/09	1,000,000	998,825

Toyota Motor Credit Corp.
0.300% 11/05/09	1,000,000	999,458
0.330% 12/04/09	1,000,000	999,138

Tulip Funding Corp.
0.240% 09/18/09	1,000,000	999,887

Variable Funding Capital Co. LLC
0.300% 09/01/09	1,000,000	1,000,000
0.400% 01/28/10	4,000,000	3,993,378

Victory Receivables Corp.
0.260% 09/16/09	4,000,000	3,999,567

Wachovia Bank N.A.
0.500% 12/07/09	1,000,000	998,653
0.510% 11/27/09	2,000,000	1,997,535

Total Commercial Paper (cost of $179,902,621)		179,902,621

See Accompanying Notes to Financial Statements.

2

Columbia Daily Cash Reserves

August 31, 2009

Certificates of Deposit – 37.3%

	Par ($)	Value ($)
Bank of Montreal
0.300% 09/08/09	2,000,000	2,000,000
0.360% 09/16/09	3,000,000	3,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd./ New York NY
0.340% 11/06/09	5,000,000	5,000,000
0.340% 11/09/09	3,000,000	3,000,000
0.350% 11/20/09	5,000,000	5,000,000

BNP Paribas/Chicago IL
0.460% 01/22/10	7,500,000	7,500,000
0.650% 09/08/09	2,000,000	2,000,000
0.650% 11/20/09	10,000,000	10,000,000
0.750% 11/13/09	6,000,000	6,000,000

Bryant Park Funding LLC
0.230% 09/21/09	1,000,000	999,872

Credit Agricole SA
0.350% 10/20/09	1,000,000	1,000,014
0.360% 10/01/09	10,000,000	10,000,000
0.400% 11/10/09	14,000,000	14,000,000

Lloyds TSB Bank PLC/New York
0.465% 10/19/09	3,000,000	3,000,020
0.540% 09/25/09	12,000,000	12,000,000

National Australia Bank Ltd.
0.370% 11/10/09	10,000,000	10,000,000
0.400% 02/05/10	2,000,000	2,000,000
0.430% 01/12/10	3,000,000	3,000,000

Rabobank Nederland NV/NY
0.360% 11/09/09	5,000,000	5,000,478
0.510% 12/22/09	8,000,000	8,000,000

Royal Bank of Scotland PLC/ Greenwich CT
0.290% 09/23/09	10,000,000	10,000,000

Royal Bank of Scotland PLC/ New York NY
0.300% 09/17/09	4,000,000	4,000,000

Societe Generale NY
0.420% 11/10/09	6,000,000	6,000,000
0.650% 09/09/09	9,000,000	9,000,000

Svenska Handelsbanken/ New York NY
0.310% 10/22/09	8,000,000	8,000,000
0.350% 10/07/09	1,000,000	1,000,040

Toronto Dominion Bank/NY
0.330% 11/17/09	1,000,000	1,000,000
0.450% 01/07/10	2,000,000	2,000,000
UBS AG/Stamford Branch
0.420% 11/25/09	2,000,000	2,000,000

	Par ($)	Value ($)
0.475% 11/23/09	12,000,000	12,000,000
0.500% 11/17/09	8,000,000	8,000,000

Total Certificates of Deposit (cost of $175,500,424)		175,500,424

Government & Agency Obligations – 13.5%

U.S. Government Agencies – 9.2%
Federal Farm Credit Bank
0.420% 07/20/11 (10/20/09) (b)(c)	2,000,000	1,999,974

Federal Home Loan Bank
0.150% 10/21/09 (d)	5,000,000	4,998,958
0.160% 10/21/09 (d)	1,000,000	999,778
0.268% 11/05/10 (11/07/09) (b)(c)	3,000,000	2,998,939
0.301% 10/29/10 (10/30/09) (b)(c)	1,100,000	1,099,921
0.510% 01/12/10 (d)	3,000,000	2,994,348

Federal Home Loan Mortgage Corp.
0.343% 02/01/11 (11/01/09) (b)(c)	5,000,000	5,000,919
0.609% 04/07/11 (10/07/09) (b)(c)	7,400,000	7,402,882
0.703% 03/09/11 (09/09/09) (b)(c)	14,000,000	14,047,090

Federal National Mortgage Association
0.420% 12/31/09 (d)	2,000,000	1,997,177

U.S. Government Agencies Total		43,539,986

U.S. Government Obligations – 4.3%
U.S. Treasury Bill
0.170% 10/29/09	2,000,000	1,999,452
0.285% 12/17/09	4,000,000	3,996,612
0.370% 10/01/09	4,000,000	3,998,767
0.420% 10/08/09	4,000,000	3,998,273
3.250% 12/31/09	5,000,000	5,047,317
4.000% 09/30/09	1,000,000	1,003,046

U.S. Government Obligations Total		20,043,467

Total Government & Agency Obligations (cost of $63,583,453)		63,583,453

See Accompanying Notes to Financial Statements.

3

Columbia Daily Cash Reserves

August 31, 2009

Municipal Bonds – 1.6%

	Par ($)	Value ($)
Connecticut – 0.9%
CT Housing Finance Authority
Series 2008 A5, SPA: JPMorgan Chase Bank
0.360% 11/15/38 (09/07/09) (b)(c)	4,215,000	4,215,000

Connecticut Total		4,215,000

Maryland – 0.7%
MD Easton
William Hill Manor, Inc., Series 2009 B, LOC: Branch Banking & Trust
0.550% 01/01/26 (09/07/09) (b)(c)	3,000,000	3,000,000

Maryland Total		3,000,000

Total Municipal Bonds (cost of $7,215,000)		7,215,000

Corporate Bonds – 0.4%
General Electric Capital Corp.
4.625% 09/15/09	1,000,000	1,001,552

Wells Fargo & Co.
0.729% 09/15/09 (b)	1,000,000	1,000,127

Total Corporate Bonds (cost of $2,001,679)		2,001,679

Repurchase Agreements – 8.9%
Repurchase agreement with Barclays Capital, dated 08/31/09, due 09/01/09 at 0.380%, collateralized by a corporate bond maturing 07/16/12, market value $13,910,000 (repurchase proceeds $13,000,137)	13,000,000	13,000,000
Repurchase agreement with BNP Paribas, dated 08/31/09, due 09/01/09 at 0.220%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/39, market value $20,272,500 (repurchase proceeds $19,875,121)	19,875,000	19,875,000

	Par ($)	Value ($)
Repurchase agreement with Greenwich Capital, dated 08/31/09, due 09/01/09 at 0.380%, collateralized by a corporate bond maturing 10/23/09, market value $2,100,765 (repurchase proceeds $2,000,021)	2,000,000	2,000,000
Repurchase agreement with Royal Bank of Canada, dated 08/31/09, due 09/01/09 at 0.330%, collateralized by corporate bonds with various maturities to 08/01/14, market value $7,490,001 (repurchase proceeds $7,000,064)	7,000,000	7,000,000

Total Repurchase Agreements (cost of $41,875,000)		41,875,000

Total Investments – 100.0% (cost of $470,078,177) (e)		470,078,177

Other Assets & Liabilities, Net – 0.0%		63,957

Net Assets – 100.0%		470,142,134

Notes	to Investment Portfolio:

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2009.

(c)	Parenthetical date represents the effective maturity date for the security.

(d)	The rate shown represents the annualized yield at the date of purchase.

(e)	Cost for federal income tax purposes is $470,078,177.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others, were used in determining value for all securities in the Fund’s portfolio as of August 31, 2009.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Columbia Daily Cash Reserves

August 31, 2009

		($)
Assets	Investments, at amortized cost approximating value	470,078,177
	Cash	1,009
	Receivable for:
	Fund shares sold	101,215
	Interest	236,949
	Expense reimbursement due from investment advisor	131,416
	Prepaid expenses	66,062

	Total Assets	470,614,828

Liabilities	Payable for:
	Fund shares repurchased	164,493
	Distributions	17,168
	Investment advisory fee	103,577
	Administration fee	52,765
	Pricing and bookkeeping fees	13,956
	Transfer agent fee	2,827
	Trustees’ fees	4,885
	Audit fee	29,780
	Custody fee	6,755
	Shareholder administration fee	41,451
	Chief compliance officer expenses	135
	Reports to shareholders	26,020
	Other liabilities	8,882

	Total Liabilities	472,694

	Net Assets	470,142,134

Net Assets Consist of	Paid-in capital	470,542,993
	Overdistributed net investment income	(14)
	Accumulated net realized loss	(400,845)

	Net Assets	470,142,134

	Shares outstanding	470,747,554
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Columbia Daily Cash Reserves

For the Period from April 1, 2009 through August 31, 2009

		($) (a)
Investment Income	Interest	1,467,577

Expenses	Investment advisory fee	592,891
	Administration fee	304,330
	Shareholder administration fee	237,156
	Pricing and bookkeeping fees	60,110
	Transfer agent fee	10,802
	Trustees’ fees	14,309
	Custody fee	16,327
	Chief compliance officer expenses	327
	Treasury temporary guarantee program fee	115,435
	Other expenses	89,442

	Total Expenses	1,441,129

	Fees waived or expenses reimbursed by investment advisor and/or its affiliates	(614,223)
	Expense reductions	(3)

	Net Expenses	826,903

	Net Investment Income	640,674

Net Realized Gain on Investments	Net realized gain	1,645

	Net Increase Resulting from Operations	642,319

(a)	The Fund changed its fiscal year end from March 31 to August 31.

See Accompanying Notes to Financial Statements.

6

Statement of Operations (continued) – Columbia Daily Cash Reserves

For the Year Ended March 31, 2009

		($)
Investment Income	Interest	20,008,788
	Dividends	9,466

	Total Investment Income	20,018,254

Expenses	Investment advisory fee	2,155,418
	Administration fee	1,158,815
	Shareholder service fee	83,397
	Shareholder administration fee	760,260
	Transfer agent fee	29,457
	Pricing and bookkeeping fees	143,953
	Trustees’ fees	44,518
	Custody fee	9,562
	Chief compliance officer expenses	869
	Treasury temporary guarantee program fee	157,196
	Other expenses	93,053

	Total Expenses	4,636,498

	Fees waived or expenses reimbursed by investment advisor and/or its affiliates	(1,804,072)
	Expense reductions	(5,275)

	Net Expenses	2,827,151

	Net Investment Income	17,191,103

Net Realized Loss on Investments	Net realized loss	(344,552)

	Net Increase Resulting from Operations	16,846,551

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Columbia Daily Cash Reserves

		Period from April 1, through August 31,	Year Ended March 31,
Increase (Decrease) in Net Assets		2009 ($) (a)	2009 ($) (b)(c)	2008 ($)
Operations	Net investment income	640,674	17,191,103	52,413,889
	Net realized gain (loss) on investments	1,645	(344,552)	(14,500)

	Net increase resulting from operations	642,319	16,846,551	52,399,389

Distributions to Shareholders	From net investment income:
	Trust Class	(640,674)	(16,098,389)	(25,628,357)
	Institutional Class	—	(1,092,715)	(26,813,103)

	Total distributions to shareholders	(640,674)	(17,191,104)	(52,441,460)

	Net Capital Stock Transactions	(163,378,261)	(494,017,351)	(129,153,862)

	Total decrease in net assets	(163,376,616)	(494,361,904)	(129,195,933)

Net Assets	Beginning of period	633,518,750	1,127,880,654	1,257,076,587
	End of period	470,142,134	633,518,750	1,127,880,654
	Overdistributed net investment income at end of period	(14)	(14)	(13)

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	On May 5, 2008, the Predecessor Fund’s Shares Class reorganized into the Fund’s Trust Class. The financial information of the Trust Class shares includes the financial information of the Predecessor Fund’s Shares Class.

(c)	On May 5, 2008, the Predecessor Fund’s Institutional Shares Class was reorganized into the Fund’s Trust Class.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Columbia Daily Cash Reserves

	Capital Stock Activity
	Period from April 1, 2009, through August 31, 2009 (a)		Year Ended March 31, 2009 (b)(c)		Year Ended March 31, 2008
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Trust Shares
Subscriptions	226,317,766	226,317,766	1,701,865,519	1,701,865,519	1,886,171,528	1,886,171,528
Exchange in connection with reorganization	—	—	528,950,624	528,945,890	—	—
Distributions reinvested	45,660	45,660	2,839,164	2,839,164	2,948,909	2,948,918
Redemptions	(389,741,688)	(389,741,687)	(2,188,015,447)	(2,188,015,447)	(1,945,378,466)	(1,945,378,468)

Net increase (decrease)	(163,378,262)	(163,378,261)	45,639,860	45,635,126	(56,258,029)	(56,258,022)

Institutional Shares
Subscriptions	—	—	338,495,765	338,495,765	4,472,414,579	4,472,414,579
Exchange in connection with reorganization	—	—	(528,950,624)	(528,945,890)	—	—
Distributions reinvested	—	—	311,005	311,005	10,828,953	10,828,953
Redemptions	—	—	(349,513,357)	(349,513,357)	(4,556,139,372)	(4,556,139,372)

Net decrease	—	—	(539,657,211)	(539,652,477)	(72,895,840)	(72,895,840)

(a)	The Fund changed its fiscal year end from March 31 to August 31.

(b)	On May 5, 2008, the Predecessor Fund’s Shares Class reorganized into the Fund’s Trust Class. The financial information of the Trust Class shares includes the financial information of the Predecessor Fund’s Shares Class.

(c)	On May 5, 2008, the Predecessor Fund’s Institutional Shares Class was reorganized into the Fund’s Trust Class.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Daily Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Period Ended August 31,		Year Ended March 31,
Trust Class (j)	2009 (a)		2009	2008	2007	2006 (b)	2005 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (c)	—	(d)	0.02	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments (d)	—		—	—	—	—	—

Total from investment operations	—	(d)	0.02	0.04	0.05	0.03	0.01

Less Distributions to Shareholders:
From net investment income	—	(d)	(0.02)	(0.04)	(0.05)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.11	%(g)	1.88%	4.38%	4.81%	3.27%	1.29%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.32	%(i)	0.33%	0.54%	0.55%	0.53%	0.46%
Waiver/Reimbursement	0.26	%(i)	0.21%	0.12%	0.13%	0.16%	0.24%
Net investment income (h)	0.27	%(i)	1.98%	4.29%	4.69%	3.21%	1.28%
Net assets, end of period (000s)	$470,142		$633,519	$588,234	$644,514	$1,032,384	$1,105,053

(a)	The Fund changed its fiscal year end from March 31 to August 31. Per share data and total return reflect activity from April 1, 2009 through August 31, 2009.

(b)	Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	On May 5, 2008, the Shares Class shares of Money Fund, a series of Excelsior Funds, Inc., were exchanged for Trust Class shares in connection with the reorganization of Money Fund into the Fund.

See Accompanying Notes to Financial Statements.

10

Notes to Financial Statements – Columbia Daily Cash Reserves

August 31, 2009

Note 1. Organization

Columbia Daily Cash Reserves (the “Fund”), a series of Columbia Funds Series Trust (the “Trust”), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Board of Trustees approved a proposal to change the fiscal year-end of the Fund from March 31 to August 31. Accordingly, the accompanying financial statements for the Fund pertain to the period from April 1, 2009 to August 31, 2009.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Fund offers one class of shares: Trust Class shares. Trust Class shares are offered continuously at net asset value. The Trust may issue an unlimited number of Trust Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through October 22, 2009, the date the financial statements were issued, and except as disclosed in Note 10, noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

Various inputs are used to determine the value of the Fund’s investments. Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Columbia Daily Cash Reserves

August 31, 2009

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

The Fund currently offers one class of shares. Prior to May 5, 2008, all income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) were allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses were allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

12

Columbia Daily Cash Reserves

August 31, 2009

The tax character of distributions paid during the periods ended August 31, 2009 and March 31, 2009 was as follows:

	August 31, 2009	March 31, 2009
Ordinary Income*	$640,674	$17,191,104
*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$17,155

The following capital loss carryforwards, determined as of August 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2010	$7,178
2011	23,975
2013	4,889
2014	2,912
2016	361,891

Total	$400,845

Capital loss carryforwards of $1,645 were utilized during the period ended August 31, 2009.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee at the annual rate of 0.25% of the Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.15% of the Fund’s average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Prior to June 1, 2009, Columbia voluntarily agreed to waive administration fees payable by the Fund at the annual rate of 0.05% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

13

Columbia Daily Cash Reserves

August 31, 2009

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $10 may apply to certain accounts with a value below the Fund’s minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2009, no minimum account balance fees were charged by the Fund.

Shareholder Administration Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund’s shares.

The Fund has adopted a shareholder administration plan (“Administration Plan”) for the Trust Class shares. Under the Administration Plan, the Fund pays a monthly shareholder administration fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund’s Trust Class shares. These fees are intended to compensate Columbia, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide.

Fee Waivers and Expense Reimbursements

Columbia has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.20% of the Fund’s average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

The Distributor has voluntarily undertaken to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for the Trust Class shares of the Fund. In addition, Columbia has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor’s reimbursement of the Trust Class shares expenses for the Fund is fully utilized. These reimbursements are voluntary and may be modified or discontinued by Columbia or the Distributor at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery.

At August 31, 2009, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of Potential Recovery Expiring August 31, 2012	Amount of Potential Recovery Expiring March 31, 2012	Total Potential Recovery	Amount Recovered During the Period Ended 8/31/09
$614,223	$1,726,118	$2,340,341	$—

14

Columbia Daily Cash Reserves

August 31, 2009

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund’s assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the trustees’ deferred compensation balances as a result of market fluctuations, is included in “Trustees’ fees” on the Statement of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the period ended August 31, 2009, these custody credits reduced total expenses by $3 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds.

For the period ended August 31, 2009, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of August 31, 2009, one shareholder held 91.3% of the Fund’s shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the “Treasury”) opened a temporary guarantee program (the “Program”) for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Board of Trustees of the Fund approved the Fund’s continued participation in the Program.

Similar to the initial phase of the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss under the Program in the event the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a “guarantee event”) and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective

15

Columbia Daily Cash Reserves

August 31, 2009

September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to Fund shares.

The Fund paid $286,339 to the Treasury to participate in the Program. This fee is being expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary expense for calculating fee waivers and expense reimbursement discussed in Note 4. For the 5-month period ended August 31, 2009, the amount charged to the Fund included on the Statement of Operations aggregated to $115,435.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Business Combinations and Mergers

On May 5, 2008, the Fund acquired all of the assets and liabilities of Money Fund (the “Predecessor Fund”), a series

16

Columbia Daily Cash Reserves

August 31, 2009

of Excelsior Funds, Inc. (“Excelsior Fund”), pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

The Predecessor Fund offered two classes of shares: Shares and Institutional Shares. Each class of shares was offered continuously at net asset value. As part of the reorganization, Shares Class and Institutional Shares Class shares of the Predecessor Fund were exchanged for Trust Class shares of the Fund. After the reorganization, the financial information of the Trust Class shares includes the financial information of the Shares Class shares of the Predecessor Fund. Excelsior Fund was organized as a Maryland Corporation and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Note 10. Subsequent Event

Bank of America Corporation, the indirect parent company of Columbia, entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction does not include a sale of the part of the asset management business that advises the Fund.

17

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Daily Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Daily Cash Reserves (the “Fund”) (a series of Columbia Funds Series Trust) at August 31, 2009, the results of its operations for the period from April 1, 2009 to August 31, 2009 and the twelve month period ended March 31, 2009, the changes in its net assets for the periods presented and the financial highlights for each of the fiscal years presented in the period from April 1, 2006 to August 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund for each of the two years in the period ended March 31, 2006 were audited by other auditors whose report dated May 22, 2006, expressed an unqualified opinion on those highlights.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2009

18

Federal Income Tax Information (Unaudited) – Columbia Daily Cash Reserves

The Fund designates the maximum amount allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2010, of amounts for use in preparing 2009 income tax returns.

19

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of funds in the Columbia Funds Complex overseen by trustee, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director–E.J. Boudreau & Associates (consulting), from 2000 through current; oversees 66; no other directorships held.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired. Oversees 66; Director–Cobra Electronics Corporation (electronic equipment manufacturer); Director–Spectrum Brands, Inc. (consumer products); Director–Simmons Company (bedding); Director–The Finish Line (sportswear).

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	President and Chief Executive Officer–California General Bank, N.A., from January 2008 through current; President, Retail Banking–IndyMac Bancorp, Inc., from September 1999 to August 2003; oversees 66; no other directorships held.

R. Glenn Hilliard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer–Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman–Conseco, Inc. (insurance), September 2003 through current; Executive Chairman–Conseco, Inc. (insurance), August 2004 through September 2005; oversees 66; Director–Conseco, Inc. (insurance).

John J. Nagorniak (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)`	Retired. President and Director–Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director–Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman–Franklin Portfolio Associates (investing–Mellon affiliate), 1982 through 2007; oversees 66; Director–MIT Investment Company; Trustee–MIT 401k Plan; Trustee and Chairman–Research Foundation of CFA Institute.

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President–Micco Corporation and Mickel Investment Group; oversees 66; Board Member–Piedmont Natural Gas.

20

Fund Governance (continued)

Interested Trustee

Name, address and age, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of funds in the Columbia Funds Complex overseen by trustee, Other directorships held

Anthony M. Santomero (Born 1946)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee[1] (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor–McKinsey & Company (consulting), July 2006 through December 2007; President and Chief Executive Officer–Federal Reserve Bank of Philadelphia, 2000 through April 2006; oversees 66; Director–Renaissance Reinsurance Ltd; Director–Penn Mutual Life Insurance Company; Director–Citigroup.

[1]

Mr. Santomero is currently deemed by the Columbia Funds to be an “interested person” (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. and Citibank, N.A. Citigroup, Inc., through its subsidiaries and affiliates, may engage from time-to-time in brokerage execution, principal transactions and/or lending relationships with the Columbia Funds or other funds or accounts advised/managed by the Advisor.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

21

Fund Governance (continued)

Officers

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 President (since 2009)	Managing Director of Columbia Management Advisors, LLC since December 2004; Senior Vice President and Chief Financial Officer–Columbia Funds, from June 2008 to January 2009; Treasurer–Columbia Funds, from October 2003 to May 2008; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Senior Vice President–Columbia Management Advisors, LLC, from April 2003 to December 2004; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2009)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

22

Fund Governance (continued)

Officers (continued)

Name, address and year of birth, Position with Columbia Funds, Year first elected or appointed to office	Principal occupation(s) during past five years

Julian Quero (Born 1967)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President–Fund Treasury of the Advisor since October 2004; Vice President–Trustee Reporting of the Advisor from April 2002 to October 2004.

23

[THIS PAGE INTENTIONALLY LEFT BLANK]

24

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Daily Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

25

One Financial Center

Boston, MA 02111-2621

Columbia Daily Cash Reserves

Annual Report, August 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-42/23438-0809 (10/09) 09/93198

Item 2. Code of Ethics.

(a)          The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Carmichael qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR and is “independent” (as defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the twelve series of the registrant whose reports to stockholders are included in this annual filing.  One of the series changed its fiscal year end from March 31 to August 31 in 2009. Fee information for fiscal year ended August 31, 2008 also includes fees for five series that were merged into the registrant during the period.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended August 31, 2009 and August 31, 2008 are approximately as follows:

2009	2008
$521,100	$496,600

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended August 31, 2009 and August 31, 2008 are approximately as follows:

2009	2008
$50,600	$110,400

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2009 and 2008, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports. Fiscal year 2008 also includes Audit-Related Fees for agreed-upon procedures related to fund mergers and fund accounting and custody conversions.

During the fiscal years ended August 31, 2009 and August 31, 2008, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2009 and August 31, 2008 are approximately as follows:

2009	2008
$35,800	$147,300

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning. In fiscal year 2008 Tax fees also include agreed-upon procedures related to fund mergers and the review of final tax returns.

During the fiscal years ended August 31, 2009 and August 31, 2008, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2009 and August 31, 2008 are approximately as follows:

2009	2008
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended August 31, 2009 and August 31, 2008 are approximately as follows:

2009	2008
$829,700	$1,001,300

In both fiscal years 2009 and 2008, All Other Fees consist of fees billed for internal control examinations of the registrant’s transfer agent and investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended August 31, 2009 and August 31, 2008 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2009 and August 31, 2008 are approximately as follows:

2009	2008
$916,100	$1,259,000

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 23, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 23, 2009